       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2011.

                                                            FILE NOS. 333-137882
                                                                       811-09003
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 21                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 22                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485





[X] on May 2, 2011 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

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                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris II A-Class Platinum
                                                Series Variable Annuity; Other
                                                Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris II A-Class Platinum
                                                Series Variable Annuity; Purchasing a
                                                Polaris II A-Class Platinum Series
                                                Variable Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris II A-Class Platinum
                                                Series Variable Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris II A-Class
                                                Platinum Series Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                  [POLARIS(II) A - CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS
                                   MAY 2, 2011

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN



This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.



This contract is no longer available for sale to new contract owners.



UNDERLYING FUNDS:                   MANAGED BY:
Aggressive Growth                   Wells Capital Management Incorporated
Alliance Growth                     AllianceBernstein L.P.
American Funds Asset Allocation(1)  Capital Research and Management Company
American Funds Global Growth(1)     Capital Research and Management Company
American Funds Growth-Income(1)     Capital Research and Management Company
American Funds Growth(1)            Capital Research and Management Company
Asset Allocation                    Edge Asset Management, Inc.
Balanced                            J.P. Morgan Investment Management Inc.
Blue Chip Growth                    SunAmerica Asset Management Corp.
Capital Appreciation                Wellington Management Company, LLP
Capital Growth                      OppenheimerFunds, Inc.
Cash Management                     BofA Advisors, LLC
Corporate Bond                      Federated Investment Management Company
Davis Venture Value                 Davis Selected Advisers, L.P.
"Dogs" of Wall Street(2)            SunAmerica Asset Management Corp.
Emerging Markets                    Putnam Investment Management, LLC
Equity Opportunities                OppenheimerFunds, Inc.
Foreign Value                       Templeton Investment Counsel, LLC
Franklin Income Securities Fund     Franklin Advisers, Inc.
Franklin Templeton VIP Founding     Franklin Templeton Services, LLC(3)
  Funds Allocation Fund
Fundamental Growth                  Wells Capital Management Incorporated
Global Bond                         Goldman Sachs Asset Management International
Global Equities                     J.P. Morgan Investment Management Inc.
Government and Quality Bond         Wellington Management Company, LLP
Growth                              Wellington Management Company, LLP
Growth-Income                       J.P. Morgan Investment Management Inc.(4)
Growth Opportunities                Invesco Advisers, Inc.
High-Yield Bond                     PineBridge Investments LLC
International Diversified Equities  Morgan Stanley Investment Management, Inc.
International Growth and Income     Putnam Investment Management, LLC
Invesco Van Kampen V.I. Capital     Invesco Advisers, Inc.
  Growth Fund, Series II Shares
Invesco Van Kampen V.I. Comstock    Invesco Advisers, Inc.
  Fund, Series II Shares
Invesco Van Kampen V.I. Growth and  Invesco Advisers, Inc.
  Income Fund, Series II Shares
Lord Abbett Growth and Income       Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value           Lord, Abbett & Co. LLC
Marsico Focused Growth              Marsico Capital Management, LLC
MFS Massachusetts Investors         Massachusetts Financial Services Company
  Trust(2)
MFS Total Return                    Massachusetts Financial Services Company
Mid-Cap Growth                      J.P. Morgan Investment Management Inc.
Natural Resources                   Wellington Management Company, LLP
Real Estate                         Davis Selected Advisers, L.P.
Real Return                         Wellington Management Company, LLP
Small & Mid Cap Value               AllianceBernstein L.P.
Small Company Value                 Franklin Advisory Services, LLC
Technology                          Columbia Management Investment Advisers, LLC
Telecom Utility                     Massachusetts Financial Services Company
Total Return Bond                   Pacific Investment Management Company LLC

(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.




(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.



(4) On November 15, 2010, the investment manager of the Growth-Income Variable Portfolio changed from AllianceBernstein, L.P. to J.P. Morgan Investment Management Inc.




Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2011. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      5
      Maximum Owner Transaction Expenses..................................       5
      Maximum Sales Charge................................................       5
      Maximum Withdrawal Charges..........................................       5
      Contract Maintenance Fee............................................       5
      Separate Account Annual Expenses....................................       5
      Additional Optional Feature Fees....................................       5
         Optional MarketLock Income Plus Fee...............................      5
         Optional MarketLock For Life Plus Fee.............................      5
         Optional MarketLock Fee...........................................      5
      Underlying Fund Expenses............................................       5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      6
THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY...................      7
PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY..........      7
      Allocation of Purchase Payments.....................................       8
      Accumulation Units..................................................       9
      Right to Examine....................................................       9
      Exchange Offers.....................................................      10
      Important Information for Military Servicemembers...................      10
INVESTMENT OPTIONS.........................................................     10
      Variable Portfolios.................................................      10
         AIM Variable Insurance Funds
                    (Invesco Variable Insurance Funds).....................     10
         American Funds Insurance Series...................................     11
         Anchor Series Trust...............................................     11
         Franklin Templeton Variable Insurance Products Trust..............     11
         Lord Abbett Series Fund, Inc......................................     11
         Seasons Series Trust..............................................     11
         SunAmerica Series Trust...........................................     11
      Substitution, Addition or Deletion of Variable Portfolios...........      13
      Fixed Accounts......................................................      13
      Dollar Cost Averaging Fixed Accounts................................      13
      Dollar Cost Averaging Program.......................................      14
      Polaris Portfolio Allocator Program.................................      14
      Transfers During the Accumulation Phase.............................      16
      Automatic Asset Rebalancing Program.................................      19
      Voting Rights.......................................................      19
ACCESS TO YOUR MONEY.......................................................     19
      Systematic Withdrawal Program.......................................      19
      Minimum Contract Value..............................................      20
      Qualified Contract Owners...........................................      20
OPTIONAL LIVING BENEFITS...................................................     20
      MarketLock Income Plus..............................................      20
      MarketLock For Life Plus............................................      27
      MarketLock..........................................................      34
DEATH BENEFITS.............................................................     39
      Extended Legacy and Beneficiary Continuation Options................      40
      Spousal Continuation................................................      40
EXPENSES...................................................................     41
      Separate Account Expenses...........................................      41
      Sales Charge........................................................      41
      Underlying Fund Expenses............................................      43
      Contract Maintenance Fee............................................      43
      Transfer Fee........................................................      43
      Optional MarketLock Income Plus Fee.................................      43
      Optional MarketLock For Life Plus Fee...............................      44
      Optional MarketLock Fee.............................................      44
      Premium Tax.........................................................      44
      Income Taxes........................................................      44
      Reduction or Elimination of Fees, Expenses
               and Additional Amounts Credited.............................     44
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     45
ANNUITY INCOME OPTIONS.....................................................     46
      The Income Phase....................................................      46
      Annuity Income Options..............................................      47
      Fixed or Variable Annuity Income Payments...........................      47
      Annuity Income Payments.............................................      47
      Transfers During the Income Phase...................................      48
      Deferment of Payments...............................................      48
TAXES......................................................................     48
      Annuity Contracts in General........................................      48
      Tax Treatment of Distributions - Non-Qualified Contracts............      49
      Tax Treatment of Distributions - Qualified Contracts................      49
      Required Minimum Distributions......................................      51
      Tax Treatment of Death Benefits.....................................      51
      Tax Treatment of Optional Living Benefits...........................      52
      Contracts Owned by a Trust or Corporation...........................      52
      Gifts, Pledges and/or Assignments of a Contract.....................      52
      Diversification and Investor Control................................      52
OTHER INFORMATION..........................................................     53
      The Distributor.....................................................      53
      The Company.........................................................      53
      The Separate Account................................................      54
      The General Account.................................................      54
      Financial Statements................................................      54
      Administration......................................................      55
      Legal Proceedings...................................................      55
      Registration Statements.............................................      55
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................     56
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007...    B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    C-1
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1,
  2008.....................................................................    D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    E-1
APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH
  BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.......................    F-1
APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED
  PRIOR TO NOVEMBER 9, 2009................................................    G-1
APPENDIX H - EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR
  AFTER NOVEMBER 9, 2009...................................................    H-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.


INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris(II) A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.



You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE

(as a percentage of each Gross Purchase
  Payment)(2)............................   5.75%


MAXIMUM WITHDRAWAL CHARGES

(as a percentage of each Gross Purchase
  Payment)(3)............................   0.50%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(4).......................................  $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Fee............................           0.85%
  Optional EstatePlus Fee(5)......................           0.25%
                                                             -----
     Total Separate Account Annual Expenses.......           1.10%
                                                             =====




ADDITIONAL OPTIONAL FEATURE FEES



You may have elected one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.85%
For Two Covered Persons...........................           1.10%


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.75%
For Two Covered Persons...........................           1.00%


OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)

                                                        ANNUALIZED FEE
                                                     --------------------
All years in which the feature is in effect.......           0.50%


UNDERLYING FUND EXPENSES

(AS OF JANUARY 31, 2011)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                          MINIMUM   MAXIMUM
----------------------------         -------   -------
(expenses that are deducted from
Trust assets, including management
fees, 12b-1 fees, if applicable,
and other expenses)...............    0.54%     1.58%



FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.
(2) Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE SEE EXPENSES SECTION BELOW.

                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED IN SALES       PERCENTAGE OF GROSS
CHARGE SECTION)                           PURCHASE PAYMENT INVESTED
--------------------------------------    -------------------------
Less than $50,000.......................             5.75%
$50,000 but less than $100,000..........             4.75%
$100,000 but less than $250,000.........             3.50%
$250,000 but less than $500,000.........             2.50%
$500,000 but less than $1,000,000.......             2.00%
$1,000,000 or more......................             0.50%




(3) A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.

(4) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

(5) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.
(6) MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus, PLEASE SEE APPENDIX D for the fee applicable to this feature. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock Income Plus or MarketLock For Life Plus which are no longer being offered.
(7) MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock which is no longer being offered.

(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2011. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2010.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% including the EstatePlus feature, the optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.58%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $938      $1,677     $2,433     $4,403




(2) If you do not surrender or annuitize your contract at the end of the applicable time period:



1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $938      $1,677     $2,433     $4,403





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.54%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $713      $1,004     $1,317     $2,200


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $713      $1,004     $1,317     $2,200



EXPLANATION OF EXPENSE EXAMPLES



1. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


5. You may have elected certain optional benefits that are no longer being offered to new contract owners. Please see Appendix D and Appendix F for details about those benefits, including applicable fees.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                     THE POLARIS(II) A-CLASS PLATINUM SERIES
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:


     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.


     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW.

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                    PURCHASING A POLARIS(II) A-CLASS PLATINUM
                             SERIES VARIABLE ANNUITY
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An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


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                                                                  MINIMUM
                                              MINIMUM            AUTOMATIC
                      MINIMUM INITIAL       SUBSEQUENT          SUBSEQUENT
                      GROSS PURCHASE      GROSS PURCHASE      GROSS PURCHASE
                          PAYMENT             PAYMENT             PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
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   Non-Qualified          $5,000               $500                $100
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We reserve the right to refuse any Gross Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Gross Purchase Payment. Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP


A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.


We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.


In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Gross Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. If your contract was issued in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.


During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES


     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. A Fund-of-Funds invests in other underlying funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                       MANAGED BY:                                     TRUST     ASSET CLASS
----------------                       -----------                                     -----     -----------
Aggressive Growth                      Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                        AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation        Capital Research and Management Company         AFIS      BALANCED
American Funds Global Growth           Capital Research and Management Company         AFIS      STOCK
American Funds Growth-Income           Capital Research and Management Company         AFIS      STOCK
American Funds Growth                  Capital Research and Management Company         AFIS      STOCK
Asset Allocation                       Edge Asset Management, Inc.                     AST       BALANCED
Balanced                               J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                       SunAmerica Asset Management Corp.               SAST      STOCK
Capital Appreciation                   Wellington Management Company, LLP              AST       STOCK
Capital Growth                         OppenheimerFunds, Inc.                          SAST      STOCK
Cash Management                        BofA Advisors, LLC                              SAST      CASH
Corporate Bond                         Federated Investment Management Company         SAST      BOND
Davis Venture Value                    Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street                  SunAmerica Asset Management Corp.               SAST      STOCK
Emerging Markets                       Putnam Investment Management, LLC               SAST      STOCK
Equity Opportunities                   OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                          Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Income Securities Fund        Franklin Advisers, Inc.                         FTVIPT    BALANCED
Franklin Templeton VIP Founding        Franklin Templeton Services, LLC                FTVIPT    BALANCED
  Funds Allocation Fund
Fundamental Growth                     Wells Capital Management Incorporated           SAST      STOCK
Global Bond                            Goldman Sachs Asset Management International    SAST      BOND
Global Equities                        J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond            Wellington Management Company, LLP              AST       BOND
Growth                                 Wellington Management Company, LLP              AST       STOCK
Growth-Income                          J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                   Invesco Advisers, Inc.                          SAST      STOCK
High-Yield Bond                        PineBridge Investments LLC                      SAST      BOND
International Diversified Equities     Morgan Stanley Investment Management, Inc.      SAST      STOCK
International Growth and Income        Putnam Investment Management, LLC               SAST      STOCK
Invesco Van Kampen V.I. Capital        Invesco Advisers, Inc.                          AVIF      STOCK
  Growth Fund, Series II Shares
Invesco Van Kampen V.I. Comstock       Invesco Advisers, Inc.                          AVIF      STOCK
  Fund, Series II Shares
Invesco Van Kampen V.I. Growth and     Invesco Advisers, Inc.                          AVIF      STOCK
  Income Fund, Series II Shares
Lord Abbett Growth and Income          Lord, Abbett & Co. LLC                          LASF      STOCK
Lord Abbett Mid Cap Value              Lord, Abbett & Co. LLC                          LASF      STOCK
Marsico Focused Growth                 Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors Trust      Massachusetts Financial Services Company        SAST      STOCK
MFS Total Return                       Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                         J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                      Wellington Management Company, LLP              AST       STOCK
Real Estate                            Davis Selected Advisers, L.P.                   SAST      STOCK
Real Return                            Wellington Management Company, LLP              SST       BOND
Small & Mid Cap Value                  AllianceBernstein L.P.                          SAST      STOCK
Small Company Value                    Franklin Advisory Services, LLC                 SAST      STOCK
Technology                             Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                        Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                      Pacific Investment Management Company LLC       SAST      BOND




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Gross Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION



This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. The Sample Portfolios allocate amongst the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.



Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the program by selecting the Model or Sample Portfolio on the investment option election form or if after contract issue, by contacting our Annuity Service

Center. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.



You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Model or Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the Model's intended objectives.


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Model or Sample Portfolio to another Model or Sample Portfolio at any time; you will be transferred into the most current Model or Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Model or Sample Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.


Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.



If you choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.


If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Models and Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 2, 2011)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth               6%           9%           9%          10%
----------------------------------------------------------------------------------------
 American Funds Growth                      2%           2%           3%           3%
----------------------------------------------------------------------------------------
 American Funds Growth-Income               1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Blue Chip Growth                           1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Capital Appreciation                       2%           3%           3%           4%
----------------------------------------------------------------------------------------
 Corporate Bond                             9%           8%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        4%           4%           4%           5%
----------------------------------------------------------------------------------------
 Emerging Markets                           0%           0%           2%           3%
----------------------------------------------------------------------------------------
 Foreign Value                              6%           9%          10%          10%
----------------------------------------------------------------------------------------
 Global Bond                                3%           2%           0%           0%
----------------------------------------------------------------------------------------
 Government and Quality Bond                8%           5%           3%           0%
----------------------------------------------------------------------------------------
 Growth-Income                              3%           3%           3%           3%
----------------------------------------------------------------------------------------
 Growth Opportunities                       2%           3%           6%           7%
----------------------------------------------------------------------------------------
 High-Yield Bond                            4%           0%           0%           0%
----------------------------------------------------------------------------------------
 International Diversified Equities         0%           0%           0%           5%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                    3%           4%           4%           4%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares             5%           5%           6%           6%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              1%           2%           3%           3%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                     0%           1%           2%           3%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           6%           7%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             1%           1%           2%           2%
----------------------------------------------------------------------------------------
 Real Estate                                2%           3%           4%           5%
----------------------------------------------------------------------------------------
 Real Return                               11%           7%           3%           0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      5%           6%           6%           7%
----------------------------------------------------------------------------------------
 Small Company Value                        2%           3%           5%           6%
----------------------------------------------------------------------------------------
 Total Return Bond                         15%          13%           9%           5%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------





We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


SAMPLE PORTFOLIOS (EFFECTIVE MAY 2, 2011)



----------------------------------------------------------------------------------------
                                              BALANCED
                                               GROWTH      BALANCED                ALL
                                                 &          TOWARD     GROWTH    EQUITY
            VARIABLE PORTFOLIOS                INCOME       GROWTH      FOCUS     FOCUS
----------------------------------------------------------------------------------------
 American Funds Global Growth                     5%          10%        10%       15%
----------------------------------------------------------------------------------------
 American Funds Growth                            5%           5%         5%       10%
----------------------------------------------------------------------------------------
 Corporate Bond                                   5%           5%         0%        0%
----------------------------------------------------------------------------------------
 Foreign Value                                   10%          10%        15%       15%
----------------------------------------------------------------------------------------
 Government and Quality Bond                     20%          15%        10%        0%
----------------------------------------------------------------------------------------
 Growth Opportunities                             0%           0%         0%        5%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund,
  Series II Shares                               10%          10%        10%       15%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares                  10%          15%        15%       15%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust                5%           5%        10%       12%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                                   5%           5%        10%       10%
----------------------------------------------------------------------------------------
 Small Company Value                              0%           5%         5%        3%
----------------------------------------------------------------------------------------
 Total Return Bond                               25%          15%        10%        0%
----------------------------------------------------------------------------------------
                                     TOTAL      100%         100%       100%      100%
----------------------------------------------------------------------------------------





The Models and Sample Portfolios listed above are those that are currently available. The Models and Sample Portfolios are reconfigured annually. However, once you invest in either a Model or Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model and Sample Portfolio in line with your investment goals over time.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2010 and within the previous twelve months (from August 17, 2009 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2010 must be submitted by U.S. Mail (from August 17, 2010 through August 16,
2011).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making systematic, partial, or a total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.


Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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MARKETLOCK INCOME PLUS

What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------

IF YOU ELECTED TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
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   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
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(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd Birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd Birthday                5% of Income Base
------------------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd Birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd Birthday                5% of Income Base
------------------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?"
below.

Are there investment requirements if I elect MarketLock Income Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of three ways:

     1. Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C

     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.

Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross

Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

The maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the Benefit Year anniversary was greater than your Income Base on the Benefit Year anniversary.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base Impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than or equal to the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

------------------------------------------------------------------------
                NUMBER OF
             COVERED PERSONS                      ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        0.85% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.10% of Income Base
------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us in writing before the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" ABOVE. In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.

What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK INCOME PLUS BE CANCELLED?"

MARKETLOCK FOR LIFE PLUS

If your contract was issued with an optional Living Benefit prior to May 1, 2008, please see Appendix D for details regarding certain differences to the Living Benefit provisions from those described below.

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest Anniversary Value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received in the contract's first five years are included in the Income Base.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECTED ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECTED TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW FOR DETAILS.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                  MAXIMUM ANNUAL
  AGE OF THE COVERED PERSON AT TIME OF              WITHDRAWAL
            FIRST WITHDRAWAL                        PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 60th
                 Birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 60 but prior to 76th
                 Birthday                        5% of Income Base
------------------------------------------------------------------------
        On or after 76th Birthday                6% of Income Base
------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
              OR SURVIVING                        MAXIMUM ANNUAL
            COVERED PERSON AT                       WITHDRAWAL
        TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 60th
                 Birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 60 but prior to 76th
                 Birthday                        5% of Income Base
------------------------------------------------------------------------
        On or after 76th Birthday                6% of Income Base
------------------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given contract year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a contract year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

     4. Invest in accordance with the requirements outlined in the table below:



---------------------------------------------------------------------------------
  INVESTMENT          INVESTMENT                    VARIABLE PORTFOLIOS
     GROUP            REQUIREMENT                  AND/OR FIXED ACCOUNTS
--------------- -----------------------------------------------------------------
 A. Bond, Cash        Minimum 20%        Cash Management
    and Fixed        Maximum 100%        Corporate Bond
    Accounts                             Global Bond
                                         Government & Quality Bond
                                         Real Return
                                         Total Return Bond

                                         DCA FIXED ACCOUNTS
                                         6-Month DCA
                                         1-Year DCA
                                         2-Year DCA

                                         FIXED ACCOUNTS
                                         1-Year Fixed (if available)
--------------- -----------------------------------------------------------------
 B. Equity            Minimum 0%         Aggressive Growth
    Maximum           Maximum 80%        Alliance Growth
                                         American Funds Asset Allocation
                                         American Funds Global Growth
                                         American Funds Growth
                                         American Funds Growth-Income
                                         Asset Allocation
                                         Balanced
                                         Blue Chip Growth
                                         Capital Appreciation
                                         Davis Venture Value
                                         "Dogs" of Wall Street
                                         Equity Opportunities
                                         Foreign Value
                                         Franklin Income Securities Fund
                                         Franklin Templeton VIP Founding
                                           Funds Allocation Fund
                                         Fundamental Growth
                                         Global Equities
                                         Growth
                                         Growth-Income
                                         High-Yield Bond
                                         International Diversified Equities
                                         International Growth and Income
                                         Invesco Van Kampen V.I. Capital
                                           Growth Fund, Series II Shares
                                         Invesco Van Kampen V.I. Comstock
                                           Fund, Series II Shares
                                         Invesco Van Kampen V.I. Growth
                                           and Income Fund, Series II
                                           Shares
                                         Lord Abbett Growth and Income
                                         Lord Abbett Mid Cap Value
                                         Marsico Focused Growth
                                         MFS Massachusetts Investors Trust
                                         MFS Total Return
                                         Small & Mid Cap Value
                                         Telecom Utility
--------------- -----------------------------------------------------------------

 C. Limited           Minimum 0%         Capital Growth
    Equity            Maximum 20%        Emerging Markets
                                         Growth Opportunities
                                         Mid-Cap Growth
                                         Natural Resources
                                         Real Estate
                                         Small Company Value
                                         Technology
--------------- -----------------------------------------------------------------



Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the

Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Gross Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 Value without our prior Company approval.


SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus the Income Credit, if applicable, during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Income Base; and

          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

          (a) the Income Base calculated based on the maximum Anniversary Value; and

          (b) the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on contract year anniversaries as described above. However eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the contract year anniversary was greater than your Income Base on the contract year anniversary.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Base and Income Credit Base are decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

------------------------------------------------------------------------
         ALL YEARS IN WHICH THE
          FEATURE IS IN EFFECT                    ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        0.75% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.00% of Income Base
------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income

Credit Period, an Income Credit will not be added to your Income Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains and the feature terminates.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE INCOME BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?" ABOVE. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?"

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE INVESTMENT REQUIREMENTS APPLICABLE TO MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS, DISCUSSED ABOVE, ARE NOT APPLICABLE TO MARKETLOCK.

When and how can I elect MarketLock?

You may have elected MarketLock at the time of contract issue and if you were age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:

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                                                           MAXIMUM               INITIAL
                                                           ANNUAL                MINIMUM
                                                         WITHDRAWAL            WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*             PERIOD
----------------------------------------------------------------------------------------------
       Before 7(th) Benefit Year anniversary                 5%                 20 years
----------------------------------------------------------------------------------------------
    On or after 7(th) Benefit Year anniversary               7%               14.28 years**
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   On or after the older contract owner's 65(th)             5%                Life of the
                     birthday***                                             older contract
                                                                                  owner
----------------------------------------------------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year; no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period of time over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.


What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"

above, based on when your first withdrawal was taken and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal; or

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD:

On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

------------------------------------------------------------------------
                                                          EFFECT ON
               THE AMOUNT WITHDRAWN                  MINIMUM WITHDRAWAL
                 IN A BENEFIT YEAR                         PERIOD
------------------------------------------------------------------------
Amounts up to the Maximum Annual Withdrawal Amount       New Minimum
                                                     Withdrawal Period =
                                                    the MAV Benefit Base
                                                      (which includes a
                                                      deduction for any
                                                          previous
                                                        withdrawals),
                                                       divided by the
                                                       current Maximum
                                                      Annual Withdrawal
                                                           Amount
------------------------------------------------------------------------
Amounts in excess of the Maximum Annual Withdrawal       New Minimum
                      Amount                         Withdrawal Period =
                                                         the Minimum
                                                    Withdrawal Period as
                                                        of the prior
                                                    contract anniversary
                                                       minus one year
------------------------------------------------------------------------


What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only one more time. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.





If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.



A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.



There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features, including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.


If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS


The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE FEATURES. Currently, the optional Purchase Payment Accumulation and the optional EstatePlus death benefits are not available for election.

DEATH BENEFIT


If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:



     1. Contract value; or



     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:



     1. Contract value; or



     2. The lesser of:



          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



          b. 125% of contract value.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the

Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES


The annualized Separate Account expense is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

SALES CHARGE

A sales charge is deducted from all initial and subsequent Gross Purchase Payments you make to your contract. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Variable Portfolio and/or available Fixed Account option. The sales charge equals a percentage of each Gross Purchase Payment and is based on your investment amount at the time each Gross Purchase Payment is received by us, according to the schedule below. We call the investment levels in the schedule below "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. PLEASE SEE EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 9, 2009 IN APPENDIX H BELOW.

Your investment amount is determined on the day we receive a Gross Purchase Payment. Your initial investment amount is equal to your initial Gross Purchase Payment. Thereafter, your investment amount is equal to the sum of:

     (1) The subsequent Gross Purchase Payment when received by us; and,

     (2) The greater of:

          (a) The contract value on the date that subsequent Gross Purchase Payment is received, or;

          (b) The sum of all previous Gross Purchase Payments made into the contract less any withdrawals.

                              SALES CHARGE SCHEDULE


------------------------------------------------------------------------
                                               Maximum Sales Charge
                                                as a Percentage of
            TOTAL INVESTMENT                      Gross Purchase
             AMOUNT RECEIVED                     Payment Invested
------------------------------------------------------------------------
 Less than $50,000                                     5.75%
 $ 50,000-$99,999                                      4.75%
 $100,000-$249,999                                     3.50%
 $250,000-$499,999                                     2.50%
 $500,000-$999,999                                     2.00%
 $1,000,000 and over*                                  0.50%
------------------------------------------------------------------------



* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more investment amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We recommend that you submit each Gross Purchase Payment through your broker-dealer in order to guarantee that your investment amount is calculated as defined above. If you choose to submit your Gross Purchase Payment directly to us, we recommend that you call our Annuity Service Center and/or review your financial confirmation to ensure that the appropriate sales charge was applied.

IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 9, 2009, PLEASE SEE SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 9, 2009 IN APPENDIX G BELOW.

We reserve the right to modify, suspend, or terminate this program at any time.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must notify us on the application and the appropriate form, if applicable that is submitted to us. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate the Letter of Intent provision at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of

2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000
($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).

When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Gross Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.


We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.85% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.10% of Income Base
--------------------------------------------------------


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the contract issue date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

--------------------------------------------------------
 NUMBER OF COVERED PERSONS          ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.75% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.00% of Income Base
--------------------------------------------------------


If you purchased your contract prior to May 1, 2008, please see Appendix D for the fee applicable to this feature.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

--------------------------------------------------------
                                    ANNUALIZED FEE
--------------------------------------------------------
 All years in which the       0.50% of MAV Benefit Base
  feature is in effect
--------------------------------------------------------


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the

Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.


If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2010 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.


In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE



WHAT IS THE INCOME PHASE?





During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.



BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.



WHEN DOES THE INCOME PHASE BEGIN?



Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.





If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.



HOW DO I ELECT TO BEGIN THE INCOME PHASE?



First, you must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?





Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS


You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.



We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract Owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, you may not select an annuity income option based on the life of the Annuitant.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE TAX CODE, TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k) or governmental 457(b) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued after October 21, 1988 by the same company to the same policyholder during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each annuity income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Gross Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions from 403(b), 401(k), and governmental 457(b) plans, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plan accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Generally, withdrawals can only be made when an
Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

Any death benefit paid under the contract is taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract with enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) exceeds these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

OWNERSHIP STRUCTURE OF THE COMPANY


SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.



On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the Treasury Department is a majority shareholder of AIG Common Stock. These transactions do not alter the Company's obligations to you. It is expected that over time the Treasury Department will sell its shares of the AIG Common Stock on the open market.



More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. Additionally, American International Group-related news may also have an impact on the Company's operations.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity originally established Variable Annuity Account Seven under Arizona law on August 28, 1998.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.



CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX B FOR MORE INFORMATION.


FINANCIAL STATEMENTS


The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT


The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix B for more information.




INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION


We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


LEGAL PROCEEDINGS

Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


REGISTRATION STATEMENTS



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits

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                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  SunAmerica Annuity and Life Assurance Company Financial Statements
  American Home Statutory Basis Financial Statements (if applicable)
  American International Group, Inc.
     Financial Information

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                              FISCAL YEAR       FISCAL YEAR       FISCAL YEAR         8 MONTHS
                                            INCEPTION TO         ENDED             ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                            4/30/07          4/30/08           4/30/09           4/30/10          12/31/10*
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.........................   (a) $   10.449   (a) $    11.840   (a) $     9.591   (a) $     5.207   (a) $     7.740
                                           (b) $   10.327   (b) $    11.674   (b) $     9.452   (b) $     5.127   (b) $     7.616
  Ending AUV............................   (a) $   11.840   (a) $     9.591   (a) $     5.207   (a) $     7.740   (a) $     8.325
                                           (b) $   11.674   (b) $     9.452   (b) $     5.127   (b) $     7.616   (b) $     8.183
  Ending Number of AUs..................   (a)     26,652   (a)      54,248   (a)      61,895   (a)      67,246   (a)      50,489
                                           (b)        548   (b)         548   (b)         548   (b)       2,340   (b)         548
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.........................   (a) $    8.263   (a) $     8.502   (a) $     8.465   (a) $     5.800   (a) $     7.788
                                           (b) $    8.156   (b) $     8.370   (b) $     8.313   (b) $     5.681   (b) $     7.609
  Ending AUV............................   (a) $    8.502   (a) $     8.465   (a) $     5.800   (a) $     7.788   (a) $     8.268
                                           (b) $    8.370   (b) $     8.313   (b) $     5.681   (b) $     7.609   (b) $     8.065
  Ending Number of AUs..................   (a)  1,513,459   (a)   1,908,105   (a)   1,742,225   (a)   1,536,717   (a)   1,386,226
                                           (b)     26,728   (b)      32,954   (b)      31,405   (b)      26,813   (b)      24,925
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AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.........................   (a) $   15.710   (a) $    17.305   (a) $    16.787   (a) $    12.412   (a) $    15.640
                                           (b) $   15.581   (b) $    17.120   (b) $    16.566   (b) $    12.218   (b) $    15.357
  Ending AUV............................   (a) $   17.305   (a) $    16.787   (a) $    12.412   (a) $    15.640   (a) $    16.764
                                           (b) $   17.120   (b) $    16.566   (b) $    12.218   (b) $    15.357   (b) $    16.433
  Ending Number of AUs..................   (a)  3,348,786   (a)   9,514,179   (a)  12,936,037   (a)  12,198,747   (a)  11,346,101
                                           (b)     76,725   (b)     171,524   (b)     202,418   (b)     184,255   (b)     167,132
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AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.........................   (a) $   20.632   (a) $    23.856   (a) $    24.374   (a) $    16.058   (a) $    22.164
                                           (b) $   20.461   (b) $    23.599   (b) $    24.051   (b) $    15.806   (b) $    21.761
  Ending AUV............................   (a) $   23.856   (a) $    24.374   (a) $    16.058   (a) $    22.164   (a) $    24.316
                                           (b) $   23.599   (b) $    24.051   (b) $    15.806   (b) $    21.761   (b) $    23.834
  Ending Number of AUs..................   (a)  2,905,057   (a)   6,670,604   (a)   8,676,054   (a)   8,135,364   (a)   7,569,322
                                           (b)     69,495   (b)     116,071   (b)     133,695   (b)     122,640   (b)     116,069
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AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.........................   (a) $   20.073   (a) $    21.888   (a) $    21.938   (a) $    13.684   (a) $    18.985
                                           (b) $   19.901   (b) $    21.647   (b) $    21.642   (b) $    13.467   (b) $    18.636
  Ending AUV............................   (a) $   21.888   (a) $    21.938   (a) $    13.684   (a) $    18.985   (a) $    20.908
                                           (b) $   21.647   (b) $    21.642   (b) $    13.467   (b) $    18.636   (b) $    20.489
  Ending Number of AUs..................   (a)  2,028,654   (a)   4,738,967   (a)   6,505,924   (a)   6,169,175   (a)   5,678,306
                                           (b)     51,732   (b)      93,118   (b)      90,719   (b)      93,343   (b)      87,329
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AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV.........................   (a) $   17.274   (a) $    19.636   (a) $    18.613   (a) $    12.268   (a) $    16.452
                                           (b) $   17.112   (b) $    19.403   (b) $    18.346   (b) $    12.062   (b) $    16.135
  Ending AUV............................   (a) $   19.636   (a) $    18.613   (a) $    12.268   (a) $    16.452   (a) $    17.328
                                           (b) $   19.403   (b) $    18.346   (b) $    12.062   (b) $    16.135   (b) $    16.966
  Ending Number of AUs..................   (a)  4,591,772   (a)  10,943,193   (a)  13,932,499   (a)  13,297,931   (a)  12,409,667
                                           (b)    101,103   (b)     180,363   (b)     181,322   (b)     168,887   (b)     157,423
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ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV.........................   (a) $   12.974   (a) $    14.394   (a) $    14.370   (a) $    11.218   (a) $    14.345
                                           (b) $   12.813   (b) $    14.172   (b) $    14.114   (b) $    10.991   (b) $    14.020
  Ending AUV............................   (a) $   14.394   (a) $    14.370   (a) $    11.218   (a) $    14.345   (a) $    15.322
                                           (b) $   14.172   (b) $    14.114   (b) $    10.991   (b) $    14.020   (b) $    14.950
  Ending Number of AUs..................   (a)    102,264   (a)     262,850   (a)     306,441   (a)     289,041   (a)     300,106
                                           (b)      1,172   (b)       3,098   (b)       5,211   (b)       9,708   (b)       9,547
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                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                                FISCAL YEAR      FISCAL YEAR       FISCAL YEAR       8 MONTHS
                                              INCEPTION TO         ENDED            ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                              4/30/07          4/30/08          4/30/09           4/30/10         12/31/10
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    9.069   (a) $   10.153   (a) $     9.740   (a) $    7.482   (a) $    9.597
                                             (b) $    8.954   (b) $    9.973   (b) $     9.514   (b) $    7.284   (b) $    9.319
  Ending AUV..............................   (a) $   10.153   (a) $    9.740   (a) $     7.482   (a) $    9.597   (a) $   10.103
                                             (b) $    9.973   (b) $    9.514   (b) $     7.284   (b) $    9.319   (b) $    9.793
  Ending Number of AUs....................   (a)     72,720   (a)    157,572   (a)     263,947   (a)    316,261   (a)    331,116
                                             (b)         32   (b)         32   (b)       2,259   (b)      3,508   (b)      2,257
--------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    5.863   (a) $    6.472   (a) $     6.443   (a) $    4.411   (a) $    5.857
                                             (b) $    5.786   (b) $    6.359   (b) $     6.307   (b) $    4.292   (b) $    5.680
  Ending AUV..............................   (a) $    6.472   (a) $    6.443   (a) $     4.411   (a) $    5.857   (a) $    6.261
                                             (b) $    6.359   (b) $    6.307   (b) $     4.292   (b) $    5.680   (b) $    6.065
  Ending Number of AUs....................   (a)     31,483   (a)    114,787   (a)     199,824   (a)    219,496   (a)    248,706
                                             (b)         49   (b)         49   (b)          49   (b)        898   (b)        902
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CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   13.557   (a) $   14.888   (a) $    16.168   (a) $   10.547   (a) $   15.245
                                             (b) $   13.370   (b) $   14.644   (b) $    15.864   (b) $   10.323   (b) $   14.884
  Ending AUV..............................   (a) $   14.888   (a) $   16.168   (a) $    10.547   (a) $   15.245   (a) $   17.236
                                             (b) $   14.644   (b) $   15.864   (b) $    10.323   (b) $   14.884   (b) $   16.799
  Ending Number of AUs....................   (a)  2,999,950   (a)  6,695,403   (a)   8,758,997   (a)  8,115,186   (a)  7,324,423
                                             (b)     85,302   (b)    150,056   (b)     169,672   (b)    157,025   (b)    133,988
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CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    7.644   (a) $    8.771   (a) $     8.916   (a) $    5.523   (a) $    7.354
                                             (b) $    7.546   (b) $    8.631   (b) $     8.751   (b) $    5.407   (b) $    7.182
  Ending AUV..............................   (a) $    8.771   (a) $    8.916   (a) $     5.523   (a) $    7.354   (a) $    7.784
                                             (b) $    8.631   (b) $    8.751   (b) $     5.407   (b) $    7.182   (b) $    7.589
  Ending Number of AUs....................   (a)    106,683   (a)    310,147   (a)     534,035   (a)    498,084   (a)    469,813
                                             (b)      4,971   (b)      5,571   (b)       8,186   (b)      8,035   (b)      8,133
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CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   11.226   (a) $   11.650   (a) $    11.923   (a) $   11.865   (a) $   11.727
                                             (b) $   11.107   (b) $   11.447   (b) $    11.665   (b) $   11.570   (b) $   11.407
  Ending AUV..............................   (a) $   11.650   (a) $   11.923   (a) $    11.865   (a) $   11.727   (a) $   11.622
                                             (b) $   11.447   (b) $   11.665   (b) $    11.570   (b) $   11.407   (b) $   11.288
  Ending Number of AUs....................   (a)    221,876   (a)    903,101   (a)   1,874,622   (a)    923,248   (a)    932,080
                                             (b)         25   (b)        146   (b)       6,272   (b)      2,612   (b)      2,671
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CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   14.000   (a) $   15.076   (a) $    15.571   (a) $   15.045   (a) $   19.087
                                             (b) $   13.814   (b) $   14.837   (b) $    15.286   (b) $   14.733   (b) $   18.644
  Ending AUV..............................   (a) $   15.076   (a) $   15.571   (a) $    15.045   (a) $   19.087   (a) $   19.941
                                             (b) $   14.837   (b) $   15.286   (b) $    14.733   (b) $   18.644   (b) $   19.446
  Ending Number of AUs....................   (a)  2,689,317   (a)  7,436,341   (a)  10,135,061   (a)  9,998,898   (a)  9,286,896
                                             (b)     47,723   (b)    110,217   (b)     152,505   (b)    148,597   (b)    140,513
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DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   14.277   (a) $   16.349   (a) $    15.731   (a) $   10.012   (a) $   13.762
                                             (b) $   14.089   (b) $   16.091   (b) $    15.444   (b) $    9.805   (b) $   13.443
  Ending AUV..............................   (a) $   16.349   (a) $   15.731   (a) $    10.012   (a) $   13.762   (a) $   14.615
                                             (b) $   16.091   (b) $   15.444   (b) $     9.805   (b) $   13.443   (b) $   14.254
  Ending Number of AUs....................   (a)  2,275,462   (a)  5,097,085   (a)   7,491,086   (a)  7,046,454   (a)  6,485,341
                                             (b)     59,536   (b)     92,774   (b)     117,716   (b)    111,716   (b)    100,758
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"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   13.544   (a) $   15.874   (a) $    14.814   (a) $   10.130   (a) $   13.899
                                             (b) $   13.396   (b) $   15.627   (b) $    14.547   (b) $    9.923   (b) $   13.581
  Ending AUV..............................   (a) $   15.874   (a) $   14.814   (a) $    10.130   (a) $   13.899   (a) $   14.945
                                             (b) $   15.627   (b) $   14.547   (b) $     9.923   (b) $   13.581   (b) $   14.577
  Ending Number of AUs....................   (a)     14,734   (a)     55,858   (a)      56,776   (a)     53,091   (a)     81,303
                                             (b)        672   (b)      2,899   (b)       2,177   (b)      2,132   (b)        808
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                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       8 MONTHS
                                              INCEPTION TO         ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                              4/30/07          4/30/08          4/30/09          4/30/10         12/31/10
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   22.367   (a) $   25.986   (a) $   31.359   (a) $   16.723   (a) $   25.519
                                             (b) $   22.117   (b) $   25.632   (b) $   30.855   (b) $   16.413   (b) $   24.983
  Ending AUV..............................   (a) $   25.986   (a) $   31.359   (a) $   16.723   (a) $   25.519   (a) $   29.467
                                             (b) $   25.632   (b) $   30.855   (b) $   16.413   (b) $   24.983   (b) $   28.800
  Ending Number of AUs....................   (a)     74,785   (a)    183,089   (a)    440,121   (a)    424,086   (a)    411,775
                                             (b)      3,392   (b)      4,153   (b)      5,163   (b)      5,937   (b)      8,417
-------------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   12.055   (a) $   13.513   (a) $   12.451   (a) $    8.450   (a) $   11.197
                                             (b) $   11.901   (b) $   13.306   (b) $   12.230   (b) $    8.279   (b) $   10.943
  Ending AUV..............................   (a) $   13.513   (a) $   12.451   (a) $    8.450   (a) $   11.197   (a) $   12.210
                                             (b) $   13.306   (b) $   12.230   (b) $    8.279   (b) $   10.943   (b) $   11.913
  Ending Number of AUs....................   (a)     41,759   (a)     73,037   (a)     81,008   (a)     90,102   (a)    100,161
                                             (b)      2,633   (b)      4,669   (b)      5,140   (b)      4,136   (b)      5,469
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   10.000   (a) $   12.199   (a) $   11.926   (a) $    7.199   (a) $    9.298
                                             (b) $   10.000   (b) $   12.170   (b) $   11.868   (b) $    7.146   (b) $    9.207
  Ending AUV..............................   (a) $   12.199   (a) $   11.926   (a) $    7.199   (a) $    9.298   (a) $    9.739
                                             (b) $   12.170   (b) $   11.868   (b) $    7.146   (b) $    9.207   (b) $    9.627
  Ending Number of AUs....................   (a)  1,385,503   (a)  3,187,468   (a)  6,112,300   (a)  6,428,456   (a)  6,465,262
                                             (b)     26,734   (b)     60,492   (b)     95,969   (b)    100,970   (b)     93,727
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
  Beginning AUV...........................   (a)        N/A   (a) $   10.000   (a) $   10.124   (a) $    7.331   (a) $   10.018
                                             (b)        N/A   (b) $   10.000   (b) $   10.122   (b) $    7.322   (b) $    9.980
  Ending AUV..............................   (a)        N/A   (a) $   10.124   (a) $    7.331   (a) $   10.018   (a) $   10.630
                                             (b)        N/A   (b) $   10.122   (b) $    7.322   (b) $    9.980   (b) $   10.572
  Ending Number of AUs....................   (a)        N/A   (a)     63,993   (a)  1,071,486   (a)  1,228,123   (a)  1,256,497
                                             (b)        N/A   (b)          9   (b)     10,871   (b)     10,923   (b)     18,697
-------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
  Beginning AUV...........................   (a)        N/A   (a) $   10.000   (a) $    9.970   (a) $    6.651   (a) $    8.958
                                             (b)        N/A   (b) $   10.000   (b) $    9.969   (b) $    6.634   (b) $    8.912
  Ending AUV..............................   (a)        N/A   (a) $    9.970   (a) $    6.651   (a) $    8.958   (a) $    9.399
                                             (b)        N/A   (b) $    9.969   (b) $    6.634   (b) $    8.912   (b) $    9.336
  Ending Number of AUs....................   (a)        N/A   (a)     83,149   (a)  2,705,579   (a)  2,731,570   (a)  2,658,437
                                             (b)        N/A   (b)          9   (b)     11,009   (b)     12,697   (b)     12,438
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FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    7.184   (a) $    7.561   (a) $    8.078   (a) $    4.795   (a) $    6.420
                                             (b) $    7.092   (b) $    7.433   (b) $    7.893   (b) $    4.672   (b) $    6.237
  Ending AUV..............................   (a) $    7.561   (a) $    8.078   (a) $    4.795   (a) $    6.420   (a) $    7.161
                                             (b) $    7.433   (b) $    7.893   (b) $    4.672   (b) $    6.237   (b) $    6.944
  Ending Number of AUs....................   (a)     11,239   (a)    177,259   (a)    545,527   (a)    527,730   (a)    477,230
                                             (b)         40   (b)        497   (b)      3,579   (b)      3,564   (b)      3,495
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   13.194   (a) $   13.567   (a) $   15.431   (a) $   14.739   (a) $   16.352
                                             (b) $   13.024   (b) $   13.361   (b) $   15.159   (b) $   14.443   (b) $   15.984
  Ending AUV..............................   (a) $   13.567   (a) $   15.431   (a) $   14.739   (a) $   16.352   (a) $   17.226
                                             (b) $   13.361   (b) $   15.159   (b) $   14.443   (b) $   15.984   (b) $   16.809
  Ending Number of AUs....................   (a)    185,604   (a)    799,175   (a)  1,408,979   (a)  1,592,845   (a)  1,554,881
                                             (b)      5,461   (b)     18,933   (b)     25,527   (b)     26,163   (b)     22,866
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    9.910   (a) $   11.561   (a) $   11.154   (a) $    6.513   (a) $    8.954
                                             (b) $    9.784   (b) $   11.375   (b) $   10.950   (b) $    6.384   (b) $    8.770
  Ending AUV..............................   (a) $   11.561   (a) $   11.154   (a) $    6.513   (a) $    8.954   (a) $    9.737
                                             (b) $   11.375   (b) $   10.950   (b) $    6.384   (b) $    8.770   (b) $    9.529
  Ending Number of AUs....................   (a)    110,466   (a)    148,346   (a)    129,241   (a)    143,128   (a)    145,844
                                             (b)      1,919   (b)      2,185   (b)        682   (b)        659   (b)        650
-------------------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       8 MONTHS
                                              INCEPTION TO         ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                              4/30/07          4/30/08          4/30/09          4/30/10         12/31/10
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   13.161   (a) $   13.913   (a) $   14.597   (a) $   14.955   (a) $   15.660
                                             (b) $   12.992   (b) $   13.699   (b) $   14.338   (b) $   14.653   (b) $   15.305
  Ending AUV..............................   (a) $   13.913   (a) $   14.597   (a) $   14.955   (a) $   15.660   (a) $   15.930
                                             (b) $   13.699   (b) $   14.338   (b) $   14.653   (b) $   15.305   (b) $   15.543
  Ending Number of AUs....................   (a)  2,010,771   (a)  3,724,736   (a)  5,371,822   (a)  5,848,136   (a)  5,741,170
                                             (b)     33,271   (b)     51,195   (b)     70,848   (b)     74,829   (b)     81,064
-------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    5.991   (a) $    5.953   (a) $    6.097   (a) $    4.177   (a) $    5.649
                                             (b) $    6.265   (b) $    6.205   (b) $    6.339   (b) $    4.333   (b) $    5.844
  Ending AUV..............................   (a) $    5.953   (a) $    6.097   (a) $    4.177   (a) $    5.649   (a) $    6.207
                                             (b) $    6.205   (b) $    6.339   (b) $    4.333   (b) $    5.844   (b) $    6.411
  Ending Number of AUs....................   (a)     83,704   (a)    188,654   (a)  2,745,991   (a)  3,324,833   (a)  3,225,444
                                             (b)      3,654   (b)      3,197   (b)     31,838   (b)     49,097   (b)     49,351
-------------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   11.917   (a) $   13.423   (a) $   13.150   (a) $    8.400   (a) $   11.794
                                             (b) $   11.762   (b) $   13.208   (b) $   12.916   (b) $    8.227   (b) $   11.511
  Ending AUV..............................   (a) $   13.423   (a) $   13.150   (a) $    8.400   (a) $   11.794   (a) $   12.505
                                             (b) $   13.208   (b) $   12.916   (b) $    8.227   (b) $   11.511   (b) $   12.180
  Ending Number of AUs....................   (a)    141,950   (a)    294,184   (a)    471,212   (a)    410,054   (a)    385,360
                                             (b)      1,550   (b)      1,929   (b)      1,462   (b)      1,462   (b)      1,035
-------------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    9.960   (a) $   10.886   (a) $   10.334   (a) $    6.458   (a) $    8.464
                                             (b) $    9.831   (b) $   10.668   (b) $   10.096   (b) $    6.293   (b) $    8.228
  Ending AUV..............................   (a) $   10.886   (a) $   10.334   (a) $    6.458   (a) $    8.464   (a) $    8.980
                                             (b) $   10.668   (b) $   10.096   (b) $    6.293   (b) $    8.228   (b) $    8.715
  Ending Number of AUs....................   (a)    101,262   (a)    562,209   (a)    604,806   (a)    560,637   (a)    510,660
                                             (b)         29   (b)      7,512   (b)     12,590   (b)     12,307   (b)     12,301
-------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   13.898   (a) $   15.424   (a) $   14.855   (a) $   11.049   (a) $   15.111
                                             (b) $   13.734   (b) $   15.204   (b) $   14.607   (b) $   10.837   (b) $   14.784
  Ending AUV..............................   (a) $   15.424   (a) $   14.855   (a) $   11.049   (a) $   15.111   (a) $   16.091
                                             (b) $   15.204   (b) $   14.607   (b) $   10.837   (b) $   14.784   (b) $   15.717
  Ending Number of AUs....................   (a)    439,625   (a)  1,803,905   (a)  2,747,356   (a)  2,574,462   (a)  2,367,845
                                             (b)     11,128   (b)     28,428   (b)     42,525   (b)     41,600   (b)     36,279
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $    9.188   (a) $   10.559   (a) $   10.836   (a) $    6.249   (a) $    8.370
                                             (b) $    9.077   (b) $   10.404   (b) $   10.650   (b) $    6.127   (b) $    8.185
  Ending AUV..............................   (a) $   10.559   (a) $   10.836   (a) $    6.249   (a) $    8.370   (a) $    9.180
                                             (b) $   10.404   (b) $   10.650   (b) $    6.127   (b) $    8.185   (b) $    8.963
  Ending Number of AUs....................   (a)    211,083   (a)    510,201   (a)    731,084   (a)    678,398   (a)    642,959
                                             (b)      4,166   (b)      9,160   (b)      8,523   (b)      8,229   (b)      8,143
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   13.887   (a) $   16.250   (a) $   15.412   (a) $    7.965   (a) $   10.742
                                             (b) $   13.714   (b) $   16.007   (b) $   15.143   (b) $    7.807   (b) $   10.502
  Ending AUV..............................   (a) $   16.250   (a) $   15.412   (a) $    7.965   (a) $   10.742   (a) $   11.507
                                             (b) $   16.007   (b) $   15.143   (b) $    7.807   (b) $   10.502   (b) $   11.231
  Ending Number of AUs....................   (a)    410,266   (a)  1,474,966   (a)  3,761,963   (a)  3,594,598   (a)  3,389,385
                                             (b)     13,261   (b)     26,566   (b)     42,740   (b)     46,238   (b)     45,988
-------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND, SERIES II SHARES
(Inception Date - 05/01/06)
  Beginning AUV...........................   (a) $   10.404   (a) $   10.477   (a) $   11.075   (a) $    7.116   (a) $   10.360
                                             (b) $   10.324   (b) $   10.371   (b) $   10.936   (b) $    7.009   (b) $   10.179
  Ending AUV..............................   (a) $   10.477   (a) $   11.075   (a) $    7.116   (a) $   10.360   (a) $   11.394
                                             (b) $   10.371   (b) $   10.936   (b) $    7.009   (b) $   10.179   (b) $   11.176
  Ending Number of AUs....................   (a)     76,955   (a)    177,652   (a)    184,232   (a)    195,773   (a)    178,242
                                             (b)      4,803   (b)      1,157   (b)      1,820   (b)      1,483   (b)      1,396
-------------------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                               FISCAL YEAR      FISCAL YEAR       FISCAL YEAR         8 MONTHS
                                             INCEPTION TO         ENDED            ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                             4/30/07          4/30/08          4/30/09           4/30/10           12/31/10
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 05/01/06)
  Beginning AUV..........................   (a) $   13.286   (a) $   15.336   (a) $    13.302   (a) $     8.709   (a) $    12.243
                                            (b) $   13.141   (b) $   15.131   (b) $    13.092   (b) $     8.550   (b) $    11.989
  Ending AUV.............................   (a) $   15.336   (a) $   13.302   (a) $     8.709   (a) $    12.243   (a) $    13.167
                                            (b) $   15.131   (b) $   13.092   (b) $     8.550   (b) $    11.989   (b) $    12.872
  Ending Number of AUs...................   (a)  3,734,436   (a)  9,072,219   (a)  12,221,437   (a)  11,307,011   (a)  10,539,350
                                            (b)     63,555   (b)    134,282   (b)     176,388   (b)     168,531   (b)     154,443
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 05/01/06)
  Beginning AUV..........................   (a) $   14.601   (a) $   16.822   (a) $    15.388   (a) $    10.260   (a) $    14.426
                                            (b) $   14.415   (b) $   16.567   (b) $    15.116   (b) $    10.054   (b) $    14.101
  Ending AUV.............................   (a) $   16.822   (a) $   15.388   (a) $    10.260   (a) $    14.426   (a) $    14.956
                                            (b) $   16.567   (b) $   15.116   (b) $    10.054   (b) $    14.101   (b) $    14.594
  Ending Number of AUs...................   (a)  3,390,268   (a)  8,100,129   (a)  11,669,782   (a)  11,242,382   (a)  10,651,814
                                            (b)    100,434   (b)    192,450   (b)     224,786   (b)     201,648   (b)     181,291
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
  Beginning AUV..........................   (a) $   13.169   (a) $   14.681   (a) $    13.707   (a) $     8.609   (a) $    11.967
                                            (b) $   13.039   (b) $   14.499   (b) $    13.504   (b) $     8.460   (b) $    11.731
  Ending AUV.............................   (a) $   14.681   (a) $   13.707   (a) $     8.609   (a) $    11.967   (a) $    12.591
                                            (b) $   14.499   (b) $   13.504   (b) $     8.460   (b) $    11.731   (b) $    12.322
  Ending Number of AUs...................   (a)  2,363,367   (a)  4,820,483   (a)   6,088,391   (a)   5,788,770   (a)   5,341,006
                                            (b)     70,781   (b)    114,435   (b)     121,581   (b)     103,374   (b)      98,787
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE - LASF Class VC Shares
(Inception Date - 08/28/06)
  Beginning AUV..........................   (a) $   13.921   (a) $   16.994   (a) $    14.292   (a) $     9.091   (a) $    13.089
                                            (b) $   13.772   (b) $   16.784   (b) $    14.080   (b) $     8.933   (b) $    12.830
  Ending AUV.............................   (a) $   16.994   (a) $   14.292   (a) $     9.091   (a) $    13.089   (a) $    14.566
                                            (b) $   16.784   (b) $   14.080   (b) $     8.933   (b) $    12.830   (b) $    14.254
  Ending Number of AUs...................   (a)    479,000   (a)  2,275,007   (a)   2,439,723   (a)   2,270,488   (a)   2,078,217
                                            (b)     11,931   (b)     41,662   (b)      37,964   (b)      32,565   (b)      23,655
---------------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..........................   (a) $   10.000   (a) $   10.506   (a) $    10.868   (a) $     6.923   (a) $     9.420
                                            (b) $   10.000   (b) $   10.480   (b) $    10.814   (b) $     6.871   (b) $     9.327
  Ending AUV.............................   (a) $   10.506   (a) $   10.868   (a) $     6.923   (a) $     9.420   (a) $    10.252
                                            (b) $   10.480   (b) $   10.814   (b) $     6.871   (b) $     9.327   (b) $    10.133
  Ending Number of AUs...................   (a)    188,139   (a)    286,983   (a)     300,386   (a)     286,710   (a)     281,580
                                            (b)     15,459   (b)     18,673   (b)      14,370   (b)      14,792   (b)      14,614
---------------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..........................   (a) $   10.250   (a) $   11.574   (a) $    11.633   (a) $     7.895   (a) $    10.594
                                            (b) $   10.000   (b) $   11.258   (b) $    11.285   (b) $     7.639   (b) $    10.225
  Ending AUV.............................   (a) $   11.574   (a) $   11.633   (a) $     7.895   (a) $    10.594   (a) $    11.064
                                            (b) $   11.258   (b) $   11.285   (b) $     7.639   (b) $    10.225   (b) $    10.661
  Ending Number of AUs...................   (a)     12,996   (a)     42,913   (a)   2,174,932   (a)   2,562,919   (a)   2,607,470
                                            (b)      2,114   (b)      2,114   (b)      26,380   (b)      37,294   (b)      41,067
---------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..........................   (a) $   14.843   (a) $   16.686   (a) $    15.972   (a) $    12.538   (a) $    15.511
                                            (b) $   14.649   (b) $   16.427   (b) $    15.684   (b) $    12.282   (b) $    15.156
  Ending AUV.............................   (a) $   16.686   (a) $   15.972   (a) $    12.538   (a) $    15.511   (a) $    16.191
                                            (b) $   16.427   (b) $   15.684   (b) $    12.282   (b) $    15.156   (b) $    15.794
  Ending Number of AUs...................   (a)  2,672,769   (a)  7,319,045   (a)   8,954,648   (a)   8,460,296   (a)   7,741,197
                                            (b)     70,970   (b)    148,355   (b)     170,696   (b)     153,645   (b)     132,568
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..........................   (a) $    9.195   (a) $    9.464   (a) $     9.640   (a) $     6.372   (a) $     8.889
                                            (b) $    9.076   (b) $    9.320   (b) $     9.468   (b) $     6.243   (b) $     8.687
  Ending AUV.............................   (a) $    9.464   (a) $    9.640   (a) $     6.372   (a) $     8.889   (a) $    10.046
                                            (b) $    9.320   (b) $    9.468   (b) $     6.243   (b) $     8.687   (b) $     9.802
  Ending Number of AUs...................   (a)     88,541   (a)    160,371   (a)     215,414   (a)     271,002   (a)     351,244
                                            (b)      2,093   (b)      3,458   (b)       7,207   (b)      10,929   (b)      14,923
---------------------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       8 MONTHS
                                              INCEPTION TO        ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                              4/30/07         4/30/08          4/30/09          4/30/10         12/31/10
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV............................   (a) $ 10.000   (a) $   11.136   (a) $   14.671   (a) $    7.544   (a) $   10.775
                                              (b) $ 10.000   (b) $   11.112   (b) $   14.601   (b) $    7.490   (b) $   10.670
  Ending AUV...............................   (a) $ 11.136   (a) $   14.671   (a) $    7.544   (a) $   10.775   (a) $   12.358
                                              (b) $ 11.112   (b) $   14.601   (b) $    7.490   (b) $   10.670   (b) $   12.218
  Ending Number of AUs.....................   (a)  221,813   (a)    598,053   (a)    847,200   (a)    775,491   (a)    698,871
                                              (b)    4,601   (b)     19,020   (b)     17,371   (b)     21,810   (b)     19,218
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV............................   (a) $ 31.589   (a) $   39.987   (a) $   33.273   (a) $   16.770   (a) $   26.103
                                              (b) $ 31.192   (b) $   39.374   (b) $   32.682   (b) $   16.431   (b) $   25.511
  Ending AUV...............................   (a) $ 39.987   (a) $   33.273   (a) $   16.770   (a) $   26.103   (a) $   27.375
                                              (b) $ 39.374   (b) $   32.682   (b) $   16.431   (b) $   25.511   (b) $   26.710
  Ending Number of AUs.....................   (a)   99,677   (a)    192,771   (a)  1,107,119   (a)    926,752   (a)    883,116
                                              (b)    2,477   (b)      2,679   (b)     13,080   (b)     13,631   (b)     13,304
------------------------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
  Beginning AUV............................   (a)      N/A   (a)        N/A   (a)        N/A   (a)        N/A   (a) $   11.489
                                              (b)      N/A   (b)        N/A   (b)        N/A   (b)        N/A   (b) $   11.489
  Ending AUV...............................   (a)      N/A   (a)        N/A   (a)        N/A   (a)        N/A   (a) $   11.644
                                              (b)      N/A   (b)        N/A   (b)        N/A   (b)        N/A   (b) $   11.663
  Ending Number of AUs.....................   (a)      N/A   (a)        N/A   (a)        N/A   (a)        N/A   (a)    171,448
                                              (b)      N/A   (b)        N/A   (b)        N/A   (b)        N/A   (b)          9
------------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV............................   (a) $ 10.000   (a) $   11.474   (a) $   10.611   (a) $    7.074   (a) $   11.289
                                              (b) $ 10.000   (b) $   11.444   (b) $   10.557   (b) $    7.020   (b) $   11.175
  Ending AUV...............................   (a) $ 11.474   (a) $   10.611   (a) $    7.074   (a) $   11.289   (a) $   11.812
                                              (b) $ 11.444   (b) $   10.557   (b) $    7.020   (b) $   11.175   (b) $   11.673
  Ending Number of AUs.....................   (a)  897,041   (a)  1,344,638   (a)  4,884,063   (a)  4,330,001   (a)  4,053,341
                                              (b)   11,515   (b)     17,817   (b)     53,472   (b)     57,801   (b)     56,013
------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV............................   (a) $ 10.000   (a) $   10.696   (a) $    9.254   (a) $    6.286   (a) $    9.420
                                              (b) $ 10.000   (b) $   10.669   (b) $    9.207   (b) $    6.239   (b) $    9.326
  Ending AUV...............................   (a) $ 10.696   (a) $    9.254   (a) $    6.286   (a) $    9.420   (a) $   10.073
                                              (b) $ 10.669   (b) $    9.207   (b) $    6.239   (b) $    9.326   (b) $    9.956
  Ending Number of AUs.....................   (a)  310,607   (a)  1,640,217   (a)  3,324,032   (a)  3,100,603   (a)  2,830,259
                                              (b)    4,276   (b)     25,855   (b)     43,664   (b)     41,058   (b)     36,365
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV............................   (a) $  2.398   (a) $    2.440   (a) $    2.404   (a) $    1.557   (a) $    2.188
                                              (b) $  2.367   (b) $    2.399   (b) $    2.356   (b) $    1.519   (b) $    2.117
  Ending AUV...............................   (a) $  2.440   (a) $    2.404   (a) $    1.557   (a) $    2.188   (a) $    2.419
                                              (b) $  2.399   (b) $    2.356   (b) $    1.519   (b) $    2.117   (b) $    2.333
  Ending Number of AUs.....................   (a)   16,027   (a)    149,529   (a)    287,465   (a)    315,915   (a)    320,100
                                              (b)      119   (b)        119   (b)        119   (b)        118   (b)        118
------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
  Beginning AUV............................   (a) $  9.540   (a) $   11.568   (a) $   12.435   (a) $    7.748   (a) $   10.434
                                              (b) $  9.418   (b) $   11.413   (b) $   12.230   (b) $    7.601   (b) $   10.210
  Ending AUV...............................   (a) $ 11.568   (a) $   12.435   (a) $    7.748   (a) $   10.434   (a) $   11.635
                                              (b) $ 11.413   (b) $   12.230   (b) $    7.601   (b) $   10.210   (b) $   11.367
  Ending Number of AUs.....................   (a)    2,767   (a)     57,143   (a)     80,416   (a)     66,585   (a)     70,248
                                              (b)       32   (b)      1,711   (b)      3,232   (b)      2,853   (b)      2,849
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV............................   (a) $ 13.889   (a) $   15.234   (a) $   15.517   (a) $   16.494   (a) $   18.130
                                              (b) $ 13.717   (b) $   15.009   (b) $   15.250   (b) $   16.169   (b) $   17.729
  Ending AUV...............................   (a) $ 15.234   (a) $   15.517   (a) $   16.494   (a) $   18.130   (a) $   18.572
                                              (b) $ 15.009   (b) $   15.250   (b) $   16.169   (b) $   17.729   (b) $   18.130
  Ending Number of AUs.....................   (a)   99,711   (a)    185,060   (a)  2,961,651   (a)  4,141,983   (a)  4,388,791
                                              (b)    2,662   (b)      4,817   (b)     36,304   (b)     60,027   (b)     61,101
------------------------------------------------------------------------------------------------------------------------------




                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.          New Mexico
                                                                      North Dakota
------------------------------------------------------------------------------------
 Administrative Charge      Charge will be deducted pro-rata from     Washington
                            Variable Portfolios only.
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   Florida
                            after your first contract anniversary.
------------------------------------------------------------------------------------
 Death Benefits             If the contract is issued on or after     Washington
                            your 83rd birthday, but before your
                            86th birthday, the death benefit is the
                            greater of: 1) contract value or 2)
                            Gross Purchase Payments received prior
                            to your 86th birthday reduced for any
                            withdrawals in the same proportion that
                            the contract value was reduced by such
                            withdrawal.
------------------------------------------------------------------------------------
 Death Benefits Upon        If the Continuing Spouse continues the    Washington
 Spousal Continuation       contract on or after the Continuing
                            Spouse's 83rd birthday but before their
                            86th birthday, the death benefit is the
                            greater of: 1) contract value or 2)
                            contract value on the Continuation
                            date, plus Gross Purchase Payments
                            received after the Continuation Date
                            but before the Continuing Spouse's 86th
                            birthday, reduced for any withdrawals
                            in the same proportion that the
                            contract value was reduced by such
                            withdrawal.
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Letter of Intent           The Letter of Intent is not applicable.   Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 MarketLock                 Charge will be deducted pro-rata from     Washington
                            Variable Portfolios only.
------------------------------------------------------------------------------------
 MarketLock Income Plus     Charge will be deducted pro-rata from     Oregon
 MarketLock For Life        Variable Portfolios only.                 Texas
 Plus                                                                 Washington
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING IS A DESCRIPTION OF CERTAIN DIFFERENCES IN THE LIVING BENEFIT PROVISIONS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1, 2008 FROM THOSE DESCRIBED IN THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS.

MARKETLOCK FOR LIFE PLUS

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2008 AND ELECTED MARKETLOCK FOR LIFE PLUS THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

THE TABLES THAT PROVIDE THE AGE REQUIREMENT FOR ELECTING THE FEATURE ARE AS
FOLLOWS:

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          50                    75
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            50                    75
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             50               75               50               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            50               75               50             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            50               75               50             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


The Income Credit is calculated as 6% of the Income Credit Base.

What determines the Maximum Annual Withdrawal Percentage?

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*
------------------------------------------------------------------------
    At least age 50 but prior to 60th birthday               4%
------------------------------------------------------------------------
    At least age 60 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*
------------------------------------------------------------------------
    At least age 50 but prior to 60th birthday               4%
------------------------------------------------------------------------
    At least age 60 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


    * The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal. Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an Excess Withdrawal.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person         0.70% of Benefit Base
--------------------------------------------------------
 For Two Covered Persons        0.95% of Benefit Base
--------------------------------------------------------


MARKETLOCK

IF YOU PURCHASED YOUR CONTRACT IN OREGON PRIOR TO JANUARY 16, 2007 OR IN TEXAS PRIOR TO OCTOBER 13, 2006 AND YOU ELECTED MARKETLOCK, THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.

THE MARKETLOCK SUMMARY TABLE IS REPLACED WITH THE FOLLOWING:

MARKETLOCK SUMMARY TABLE

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 7th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 7th             7%         14.28 years**          7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------


    * If you are taking minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.

    ** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.


THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.


The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.


A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:


If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     a.  Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.  Contract value; or

     b.  The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2) 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:



If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:



     a. Contract value; or



     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by any Withdrawal Adjustment; or



     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse's 83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced by any Withdrawal Adjustment.



If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:



     a. Contract value; or



     b. the lesser of:



          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or



          (2) 125% of contract value.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS
                    FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEATH BENEFIT DEFINED TERMS

Capital terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:

PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION.

PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the seventh contract anniversary date.

     d. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

     a. Contract value; or

     b. The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IF YOU ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION IF THE ORIGINAL OWNER ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Purchase Payments, as indicated in the table above.

THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing

Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary.

The EstatePlus benefit is only available if the original owner elected
EstatePlus.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------


* Continuation Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the contract value on the Continuation Date plus any Continuation Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the contract value on the Continuation Date plus any Continuation Purchase Payments, as indicated in the tables above. The contract value on the Continuation Date is reduced proportionately for withdrawals after the Continuation Date (including any fees or charges applicable to the withdrawal).

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED
                            PRIOR TO NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UPFRONT SALES CHARGE

We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.  The sum of:

         (a)  the Gross Purchase Payment amount;

         (b)  the current contract value of this contract; and

         (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.  The amount, if any, you agree to contribute to this contract.


------------------------------------------------------------------------
                                                 Sales Charge as a
                                                   Percentage of
                                                  Gross Purchase
            Investment Amount                    Payment Invested
------------------------------------------------------------------------
  Less than $50,000                                    5.75%
  $ 50,000 but less than $100,000                      4.75%
  $100,000 but less than $250,000                      3.50%
  $250,000 but less than $500,000                      2.50%
  $500,000 but less than $1,000,000                    2.00%
  $1,000,000 or more                                   0.50%*
------------------------------------------------------------------------



* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX H -- EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS  ISSUED ON OR
                             AFTER NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Assume that at contract issue (in January), you make an initial Gross Purchase Payment of $40,000. We deduct a sales charge of 5.75%. Two months later (in March), assuming that the contract value is $35,000, you make a subsequent Gross Purchase Payment of $100,000, which puts your contract in the investment amount of $140,000 ($100,000 + the greater of $35,000 and $40,000 ($40,000 +
$100,000)). We deduct a sales charge of 3.50%. Two months later (in May), you take a withdrawal of $50,000. Three months later (in August), assuming the contract value is $85,000, you make a subsequent Gross Purchase Payment of $160,000, which puts your contract in the investment amount of $250,000 ($160,000 + the greater of $85,000 and $90,000 ($160,000 + $40,000 + $100,000 -
$50,000)). We deduct a sales charge of 2.50%. The following year (in February), assuming the contract value is $280,000, you make a subsequent Gross Purchase Payment of $240,000, which puts your contract in the investment amount of $520,000 ($240,000 + the greater of $280,000 and $250,000 ($240,000 +
$280,000)). We deduct a sales charge of 2.00%.

---------------------------------------------------------------------------------------------------------------------
                      AMOUNT       CONTRACT VALUE ON
                     OF GROSS         DATE GROSS      SUM OF PREVIOUS       SUM OF
   TRANSACTION       PURCHASE      PURCHASE PAYMENT    GROSS PURCHASE    WITHDRAWALS       INVESTMENT        SALES
      MONTH          PAYMENT          IS RECEIVED         PAYMENTS          TAKEN            AMOUNT         CHARGE
---------------------------------------------------------------------------------------------------------------------
    January          $40,000              N/A               N/A              N/A            $40,000          5.75%
---------------------------------------------------------------------------------------------------------------------
     March           $100,000           $35,000           $40,000             $0            $140,000         3.50%
---------------------------------------------------------------------------------------------------------------------
     August          $160,000           $85,000           $140,000         $50,000          $250,000         2.50%
---------------------------------------------------------------------------------------------------------------------
    February         $240,000          $280,000           $300,000         $50,000          $520,000         2.00%
---------------------------------------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris(II) A-Class Platinum Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

              Polaris II A-Class Platinum Series Variable Annuity


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 2, 2011, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                  May 2, 2011

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Separate Account and the Company ........................................      3

General Account .........................................................      4

Performance Data ........................................................      5

Annuity Income Payments .................................................      8

Annuity Unit Values .....................................................     10

Taxes ...................................................................     13

Broker-Dealer Firms Receiving Revenue Sharing Payments ..................     23

Distribution of Contracts ...............................................     24

Financial Statements ....................................................     24

   Separate Account Financial Statements ................................     24

   SunAmerica Annuity and Life Assurance Company Financial Statements ...     24

   American International Group, Inc. Financial Information .............     25

                        SEPARATE ACCOUNT AND THE COMPANY


         Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated to the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.

          The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the

Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class Platinum Series contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)


         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.


POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIO PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Polaris Portfolio Allocator Models. The performance information described below for the Polaris Portfolio Allocator Models is also applicable to the Sample Portfolios (collectively, "Models").

The Separate Account also computes "total return" data for each of the Models. Each Model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

 Total return for a Model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the Model inception date and rebalanced in accordance with the Model on each evaluation date. The Model inception date is the date when the Model was first offered for investment.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

         The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

         For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

         For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

         P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

 First Variable Annuity Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Annuity Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

         Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2011 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2011 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2011 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2011 of less than $90,000, your contribution may be fully deductible; if your income is between $90,000 and $110,000, your contribution may be partially deductible and if your income is $110,000 or more, your contribution may not be deductible. If you are single and your income in 2011 is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2011 is between $169,000 and $179,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2011 is less than:
$169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $107,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2010, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.



                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                           DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


SEPARATE ACCOUNT FINANCIAL STATEMENTS

The following financial statements of Variable Annuity Account Seven are included in this Statement of Additional Information:

-    Report of Independent Registered Public Accounting Firm

-    Statement of Assets and Liabilities as of December 31, 2010

-    Schedule of Portfolio Investments as of December 31, 2010

- Statement of Operations for the eight months ended December 31, 2010, except as indicated, and for the year ended April 30, 2010

- Statement of Changes in Net Assets for the eight months ended December 31, 2010, except as indicated, and for the years ended April 30, 2010 and April 30, 2009

-    Notes to Financial Statements

SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY FINANCIAL STATEMENTS

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:

-    Report of Independent Registered Public Accounting Firm

-    Consolidated Balance Sheets as of December 31, 2010 and 2009 (restated)

- Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)

- Consolidated Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)

- Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)

-    Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The CMA replaces the Support Agreement which was terminated by American International Group, Inc. in accordance with its terms on April 24, 2011.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

American International Group, Inc. does not underwrite any insurance policy referenced herein.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2010

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, December 31, 2010 ....................    2
Schedule of Portfolio Investments, December 31, 2010 ......................   12
Statement of Operations, for the eight months ended December 31, 2010,
   except as indicated ....................................................   13
Statement of Operations, for the year ended April 30, 2010 ................   23
Statement of Changes in Net Assets, for the eight months ended December 31,
   2010, except as indicated ..............................................   33
Statement of Changes in Net Assets, for the year ended April 30, 2010 .....   43
Statement of Changes in Net Assets, for the year ended April 30, 2009 .....   53
Notes to Financial Statements .............................................   63

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company, at December 31, 2010, and the results of their operations for the periods indicated in the eight months ended December 31, 2010 and for the year ended April 30, 2010, and the changes in each of their net assets for the periods indicated in the eight months ended December 31, 2010 and for each of the two years in the period ended April 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2011

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                   Government                                          Government
                          Asset       Capital     and Quality                  Asset       Capital    and Quality
                        Allocation  Appreciation      Bond        Growth    Allocation  Appreciation     Bond        Growth
                        Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                        (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                       -----------   -----------  -----------  -----------  ----------  ------------  -----------  ----------
Assets:
   Investments in
      Trusts, at net
      asset value      $14,168,846   $91,161,310  $65,850,857  $41,947,682  $4,741,122  $128,499,376  $92,721,368  $4,831,679
Liabilities:                    --            --           --           --          --            --           --          --
                       -----------   -----------  -----------  -----------  ----------  ------------  -----------  ----------
Net assets:            $14,168,846   $91,161,310  $65,850,857  $41,947,682  $4,741,122  $128,499,376  $92,721,368  $4,831,679
                       ===========   ===========  ===========  ===========  ==========  ============  ===========  ==========
   Accumulation units  $14,148,263   $90,969,359  $65,660,176  $41,898,287  $4,741,122  $128,465,907  $92,518,271  $4,831,679
   Contracts in
      payout
      (annuitization)
      period                20,583       191,951      190,681       49,395          --        33,469      203,097          --
                       -----------   -----------  -----------  -----------  ----------  ------------  -----------  ----------
      Total net
         assets        $14,168,846   $91,161,310  $65,850,857  $41,947,682  $4,741,122  $128,499,376  $92,721,368  $4,831,679
                       ===========   ===========  ===========  ===========  ==========  ============  ===========  ==========
Accumulation units
   outstanding             712,066     4,668,672    3,914,604    2,921,238     309,653     7,458,411    5,822,234     386,395
                       ===========   ===========  ===========  ===========  ==========  ============  ===========  ==========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding               22           926           77          973          --            --           --          --
   Unit value of
      accumulation
      units            $     16.41   $     12.90  $     15.45  $     10.79  $       --  $         --  $        --  $       --
Contracts with total
      expenses of
      0.85% (2):
   Accumulation units
      outstanding          435,388     4,053,589    3,101,039    2,518,931     300,106     7,324,423    5,741,170     385,360
   Unit value of
      accumulation
      units            $     15.51   $     17.44  $     16.12  $     12.65  $    15.32  $      17.24  $     15.93  $    12.51
Contracts with total
      expenses of
      1.10% :
   Accumulation units
      outstanding           36,216       344,101      182,365      170,838       9,547       133,988       81,064       1,035
   Unit value of
      accumulation
      units            $     15.14   $     17.00  $     15.73  $     12.34  $    14.95  $      16.80  $     15.54  $    12.18
Contracts with total
      expenses of
      1.25% :
   Accumulation units
      outstanding          240,440       270,056      631,123      230,496          --            --           --          --
   Unit value of
      accumulation
      units            $     28.57   $     54.12  $     20.59  $     34.57  $       --  $         --  $        --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                         Natural   Aggressive    Alliance                 Blue Chip    Capital       Cash      Corporate
                        Resources    Growth       Growth      Balanced     Growth      Growth     Management      Bond
                        Portfolio  Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                        (Class 3)  (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)
                       ----------  ----------  -----------  -----------  ----------  ----------  -----------  -----------
Assets:
   Investments in
      Trusts, at net
      asset value      $8,872,042  $4,927,629  $24,971,933  $18,734,673  $1,069,902  $1,552,228  $17,397,029  $77,627,774
Liabilities:                   --          --           --           --          --          --           --           --
                       ----------  ----------  -----------  -----------  ----------  ----------  -----------  -----------
Net assets:            $8,872,042  $4,927,629  $24,971,933  $18,734,673  $1,069,902  $1,552,228  $17,397,029  $77,627,774
                       ==========  ==========  ===========  ===========  ==========  ==========  ===========  ===========
   Accumulation units  $8,872,042  $4,924,373  $24,954,306  $18,734,673  $  969,648  $1,529,737  $17,397,010  $77,627,774
   Contracts in
      payout
      (annuitization)
      period                   --       3,256       17,627           --     100,254      22,491           19           --
                       ----------  ----------  -----------  -----------  ----------  ----------  -----------  -----------
      Total net
         assets        $8,872,042  $4,927,629  $24,971,933  $18,734,673  $1,069,902  $1,552,228  $17,397,029  $77,627,774
                       ==========  ==========  ===========  ===========  ==========  ==========  ===========  ===========
Accumulation units
   outstanding            718,089     419,845    1,124,208    1,227,800     169,073     197,382    1,418,702    3,809,449
                       ==========  ==========  ===========  ===========  ==========  ==========  ===========  ===========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding              --          12        1,867          524          --          --           30           --
   Unit value of
      accumulation
      units            $       --  $     5.52  $      6.96  $      8.83  $       --  $       --  $     11.34  $        --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding         698,871     126,378      479,042      342,428     161,906     181,418      984,528    3,392,778
   Unit value of
      accumulation
      units            $    12.36  $     8.42  $      8.37  $     10.22  $     6.33  $     7.88  $     11.76  $     20.18
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding          19,218      29,485       35,902        6,322       7,167      15,964       66,734      222,389
   Unit value of
      accumulation
      units            $    12.22  $     8.23  $      8.16  $      9.97  $     6.18  $     7.69  $     11.50  $     19.68
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding              --     263,970      607,397      878,526          --          --      367,410      194,282
   Unit value of
      accumulation
      units            $       --  $    13.71  $     34.01  $     17.26  $       --  $       --  $     13.75  $     24.67

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                          Davis
                         Venture     "Dogs" of     Emerging      Equity        Equity     Fundamental     Global      Global
                          Value     Wall Street    Markets       Index     Opportunities     Growth        Bond      Equities
                        Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                        (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                       -----------  -----------  -----------  -----------  -------------  -----------  -----------  ----------
Assets:
   Investments in
      Trusts, at net
      asset value      $73,337,574   $3,028,144  $13,078,029  $10,891,764   $11,086,312   $12,466,191  $16,099,497  $6,279,672
Liabilities:                    --           --           --           --            --            --           --          --
                       -----------   ----------  -----------  -----------   -----------   -----------  -----------  ----------
Net assets:            $73,337,574   $3,028,144  $13,078,029  $10,891,764   $11,086,312   $12,466,191  $16,099,497  $6,279,672
                       ===========   ==========  ===========  ===========   ===========   ===========  ===========  ==========
   Accumulation units  $73,329,741   $2,960,908  $12,972,589  $10,891,764   $11,045,423   $12,243,956  $16,070,245  $6,225,921
   Contracts in
      payout
      (annuitization)
      period                 7,833       67,236      105,440           --        40,889       222,235       29,252      53,751
                       -----------   ----------  -----------  -----------   -----------   -----------  -----------  ----------
      Total net
         assets        $73,337,574   $3,028,144  $13,078,029  $10,891,764   $11,086,312   $12,466,191  $16,099,497  $6,279,672
                       ===========   ==========  ===========  ===========   ===========   ===========  ===========  ==========
Accumulation units
   outstanding           4,451,181      225,699      497,624    1,144,865       839,451     1,163,672      877,083     424,709
                       ===========   ==========  ===========  ===========   ===========   ===========  ===========  ==========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding              952            4           --           --            --            87           24          --
   Unit value of
      accumulation
      units            $     13.49   $    14.37  $        --  $        --   $        --   $      6.64  $     16.35  $       --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding        3,781,992       55,259      177,003           --       682,677       749,436      659,357     225,255
   Unit value of
      accumulation
      units            $     14.79   $    15.12  $     29.82  $        --   $     12.35   $      7.24  $     17.43  $     9.85
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding          326,827        4,760       20,450           --        51,542        59,962       78,929      24,907
   Unit value of
      accumulation
      units            $     14.43   $    14.78  $     29.15  $        --   $     12.06   $      7.07  $     17.01  $     9.61
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding          341,410      165,676      300,171    1,144,865       105,232       354,187      138,773     174,547
   Unit value of
      accumulation
      units            $     37.10   $    12.81  $     24.00  $      9.51   $     19.30   $     18.67  $     23.52  $    21.89

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                  MFS
                                                               International  International  Massachusetts
                          Growth       Growth-     High-Yield   Diversified     Growth and     Investors      MFS Total     Mid-Cap
                      Opportunities     Income        Bond        Equities        Income         Trust         Return       Growth
                        Portfolio     Portfolio    Portfolio     Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                        (Class 1)     (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)    (Class 1)
                      -------------  -----------  -----------  -------------  -------------  -------------  ------------  ----------
Assets:
   Investments in
      Trusts, at net
      asset value       $1,737,058   $20,103,996  $15,384,899    $7,086,924    $12,366,953     $4,527,131   $104,898,990  $4,305,607
Liabilities:                    --            --           --            --             --             --             --          --
                        ----------   -----------  -----------    ----------    -----------     ----------   ------------  ----------
Net assets:             $1,737,058   $20,103,996  $15,384,899    $7,086,924    $12,366,953     $4,527,131   $104,898,990  $4,305,607
                        ==========   ===========  ===========    ==========    ===========     ==========   ============  ==========
   Accumulation units   $1,736,031   $20,062,251  $15,382,146    $7,035,919    $12,342,713     $4,512,776   $104,894,247  $4,294,812
   Contracts in
      payout
      (annuitization)
      period                 1,027        41,745        2,753        51,005         24,240         14,355          4,743      10,795
                        ----------   -----------  -----------    ----------    -----------     ----------   ------------  ----------
      Total net
         assets         $1,737,058   $20,103,996  $15,384,899    $7,086,924    $12,366,953     $4,527,131   $104,898,990  $4,305,607
                        ==========   ===========  ===========    ==========    ===========     ==========   ============  ==========
Accumulation units
   outstanding             276,045     1,132,534      898,638       675,407        998,242        404,967      6,412,067     424,605
                        ==========   ===========  ===========    ==========    ===========     ==========   ============  ==========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding               --           150           21            44            712             --             --          --
   Unit value of
      accumulation
      units             $       --   $      8.31  $     16.66    $    14.95    $     10.46     $       --   $         --  $       --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding          261,788       576,360      727,864       461,739        676,602        372,994      5,939,601     382,344
   Unit value of
      accumulation
      units             $     6.28   $      9.09  $     16.28    $     9.29    $     11.64     $    11.20   $      16.39  $    10.16
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding           14,257        33,809       54,483        34,072         60,719         31,973        472,466      42,261
   Unit value of
      accumulation
      units             $     6.49   $      8.87  $     15.90    $     9.07    $     11.36     $    10.93   $      15.99  $     9.92
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding               --       522,215      116,270       179,552        260,209             --             --          --
   Unit value of
      accumulation
      units             $       --   $     27.89  $     22.92    $    13.85    $     14.57     $       --   $         --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                      Small
                          Real       Company                 Telecom      Total     Aggressive    Alliance
                         Estate       Value    Technology    Utility   Return Bond    Growth       Growth     Balanced
                        Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                        (Class 1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 3)   (Class 3)    (Class 3)
                       ----------  ----------  ----------  ----------  -----------  ----------  -----------  ----------
Assets:
   Investments in
      Trusts, at net
      asset value      $5,631,167  $5,459,250   $427,041   $2,144,987  $23,994,780   $424,825   $11,662,541  $3,367,472
Liabilities:                   --          --         --           --           --         --            --          --
                       ----------  ----------   --------   ----------  -----------   --------   -----------  ----------
Net assets:            $5,631,167  $5,459,250   $427,041   $2,144,987  $23,994,780   $424,825   $11,662,541  $3,367,472
                       ==========  ==========   ========   ==========  ===========   ========   ===========  ==========
   Accumulation units  $5,625,538  $5,456,111   $427,041   $2,132,550  $23,994,780   $424,825   $11,662,541  $3,357,911
   Contracts in
      payout
      (annuitization)
      period                5,629       3,139         --       12,437           --         --            --       9,561
                       ----------  ----------   --------   ----------  -----------   --------   -----------  ----------
      Total net
         assets        $5,631,167  $5,459,250   $427,041   $2,144,987  $23,994,780   $424,825   $11,662,541  $3,367,472
                       ==========  ==========   ========   ==========  ===========   ========   ===========  ==========
Accumulation units
   outstanding            219,696     200,102    174,817      139,789    1,239,222     51,038     1,411,151     333,373
                       ==========  ==========   ========   ==========  ===========   ========   ===========  ==========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding              15         362         --           52           --         --            --          --
   Unit value of
      accumulation
      units            $    24.04  $    19.67   $     --   $    12.55  $        --   $     --   $        --  $       --
Contracts with total
   expenses of
   0.85%(2):
   Accumulation units
      outstanding         117,055          --    152,843       34,741    1,094,823     50,490     1,386,226     331,116
   Unit value of
      accumulation
      units            $    27.71  $       --   $   2.45   $    11.79  $     18.80   $   8.33   $      8.27  $    10.10
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding           8,120          --     21,974        4,534       59,499        548        24,925       2,257
   Unit value of
      accumulation
      units            $    27.05  $       --   $   2.39   $    11.52  $     18.35   $   8.18   $      8.07  $     9.79
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding          94,506     199,740         --      100,462       84,900         --            --          --
   Unit value of
      accumulation
      units            $    22.93  $    27.30   $     --   $    16.75  $     27.39   $     --   $        --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                             Davis
                        Blue Chip    Capital       Cash       Corporate     Venture     "Dogs" of    Emerging        Equity
                         Growth      Growth     Management      Bond         Value     Wall Street    Markets    Opportunities
                        Portfolio   Portfolio   Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                        (Class 3)   (Class 3)   (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                       ----------  ----------  -----------  ------------  -----------  -----------  -----------  -------------
Assets:
   Investments in
      Trusts, at net
      asset value      $1,562,629  $3,719,204  $10,863,494  $187,925,968  $96,224,930   $1,226,943  $12,376,243    $1,288,119
Liabilities:                   --          --           --            --           --           --           --            --
                       ----------  ----------  -----------  ------------  -----------   ----------  -----------    ----------
Net assets:            $1,562,629  $3,719,204  $10,863,494  $187,925,968  $96,224,930   $1,226,943  $12,376,243    $1,288,119
                       ==========  ==========  ===========  ============  ===========   ==========  ===========    ==========
   Accumulation units  $1,562,629  $3,719,204  $10,863,494  $187,925,968  $96,224,930   $1,226,943  $12,349,462    $1,273,399
   Contracts in
      payout
      (annuitization)
      period                   --          --           --            --           --           --       26,781        14,720
                       ----------  ----------  -----------  ------------  -----------   ----------  -----------    ----------
      Total net
         assets        $1,562,629  $3,719,204  $10,863,494  $187,925,968  $96,224,930   $1,226,943  $12,376,243    $1,288,119
                       ==========  ==========  ===========  ============  ===========   ==========  ===========    ==========
Accumulation units
   outstanding            249,608     477,946      934,751     9,427,409    6,586,099       82,111      420,192       105,630
                       ==========  ==========  ===========  ============  ===========   ==========  ===========    ==========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding              --          --           --            --           --           --           --            --
   Unit value of
      accumulation
      units            $       --  $       --  $        --  $         --  $        --   $       --  $        --    $       --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding         248,706     469,813      932,080     9,286,896    6,485,341       81,303      411,775       100,161
   Unit value of
      accumulation
      units            $     6.26  $     7.78  $     11.62  $      19.94  $     14.62   $    14.95  $     29.47    $    12.21
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding             902       8,133        2,671       140,513      100,758          808        8,417         5,469
   Unit value of
      accumulation
      units            $     6.07  $     7.59  $     11.29  $      19.45  $     14.25   $    14.58  $     28.80    $    11.91
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding              --          --           --            --           --           --           --            --
   Unit value of
      accumulation
      units            $       --  $       --  $        --  $         --  $        --   $       --  $        --    $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                                  International
                         Foreign    Fundamental    Global       Global        Growth        Growth    High-Yield   Diversified
                          Value        Growth       Bond       Equities   Opportunities    -Income       Bond        Equities
                        Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio   Portfolio     Portfolio
                        (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)   (Class 3)     (Class 3)
                       -----------  -----------  -----------  ----------  -------------  ----------  -----------  -------------
Assets:
   Investments in
      Trusts, at net
      asset value      $63,868,282   $3,442,185  $27,168,762  $1,426,354   $20,338,574   $4,693,013  $38,673,554    $5,975,811
Liabilities:                    --           --           --          --            --           --           --            --
                       -----------   ----------  -----------  ----------   -----------   ----------  -----------    ----------
Net assets:            $63,868,282   $3,442,185  $27,168,762  $1,426,354   $20,338,574   $4,693,013  $38,673,554    $5,975,811
                       ===========   ==========  ===========  ==========   ===========   ==========  ===========    ==========
   Accumulation units  $63,868,282   $3,431,590  $27,168,762  $1,409,658   $20,338,574   $4,671,503  $38,673,554    $5,975,811
   Contracts in
      payout
      (annuitization)
      period                    --       10,595           --      16,696            --       21,510           --            --
                       -----------   ----------  -----------  ----------   -----------   ----------  -----------    ----------
      Total net
         assets        $63,868,282   $3,442,185  $27,168,762  $1,426,354   $20,338,574   $4,693,013  $38,673,554    $5,975,811
                       ===========   ==========  ===========  ==========   ===========   ==========  ===========    ==========
Accumulation units
   outstanding           6,558,989      480,725    1,577,747     146,494     3,274,795      522,961    2,404,124       651,102
                       ===========   ==========  ===========  ==========   ===========   ==========  ===========    ==========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding               --           --           --          --            --           --           --            --
   Unit value of
      accumulation
      units            $        --   $       --  $        --  $       --   $        --   $       --  $        --    $       --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding        6,465,262      477,230    1,554,881     145,844     3,225,444      510,660    2,367,845       642,959
   Unit value of
      accumulation
      units            $      9.74   $     7.16  $     17.23  $     9.74   $      6.21   $     8.98  $     16.09    $     9.18
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding           93,727        3,495       22,866         650        49,351       12,301       36,279         8,143
   Unit value of
      accumulation
      units            $      9.63   $     6.94  $     16.81  $     9.53   $      6.41   $     8.72  $     15.72    $     8.96
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding               --           --           --          --            --           --           --            --
   Unit value of
      accumulation
      units            $        --   $       --  $        --  $       --   $        --   $       --  $        --    $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                       MFS
                       International    Marsico   Massachusetts       MFS                                               Small
                         Growth and     Focused     Investors        Total       Mid-Cap       Real     Small & Mid    Company
                           Income       Growth        Trust         Return       Growth       Estate     Cap Value      Value
                         Portfolio     Portfolio    Portfolio      Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                         (Class 3)     (Class 3)    (Class 3)      (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)
                       -------------  ----------  -------------  ------------  ----------  -----------  -----------  -----------
Assets:
   Investments in
      Trusts, at net
      asset value       $39,518,531   $3,034,983   $29,288,673   $127,438,495  $3,675,201  $24,530,928  $48,532,574  $28,873,321
Liabilities:                     --           --            --             --          --           --           --           --
                        -----------   ----------   -----------   ------------  ----------  -----------  -----------  -----------
Net assets:             $39,518,531   $3,034,983   $29,288,673   $127,438,495  $3,675,201  $24,530,928  $48,532,574  $28,873,321
                        ===========   ==========   ===========   ============  ==========  ===========  ===========  ===========
   Accumulation units   $39,465,804   $3,034,983   $29,288,673   $127,438,495  $3,675,201  $24,530,928  $48,532,574  $28,866,013
   Contracts in
      payout
      (annuitization)
      period                 52,727           --            --             --          --           --           --        7,308
                        -----------   ----------   -----------   ------------  ----------  -----------  -----------  -----------
      Total net
         assets         $39,518,531   $3,034,983   $29,288,673   $127,438,495  $3,675,201  $24,530,928  $48,532,574  $28,873,321
                        ===========   ==========   ===========   ============  ==========  ===========  ===========  ===========
Accumulation units
   outstanding            3,435,373      296,194     2,648,537      7,873,765     366,167      896,420    4,109,354    2,866,624
                        ===========   ==========   ===========   ============  ==========  ===========  ===========  ===========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding                --           --            --             --          --           --           --           --
   Unit value of
      accumulation
      units             $        --   $       --   $        --   $         --  $       --  $        --  $        --  $        --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding         3,389,385      281,580     2,607,470      7,741,197     351,244      883,116    4,053,341    2,830,259
   Unit value of
      accumulation
      units             $     11.51   $    10.25   $     11.06   $      16.19  $    10.05  $     27.38  $     11.81  $     10.07
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding            45,988       14,614        41,067        132,568      14,923       13,304       56,013       36,365
   Unit value of
      accumulation
      units             $     11.23   $    10.13   $     10.66   $      15.79  $     9.80  $     26.71  $     11.67  $      9.96
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                --           --            --             --          --           --           --           --
   Unit value of
      accumulation
      units             $        --   $       --   $        --   $         --  $       --  $        --  $        --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                 Total       Invesco Van    Invesco Van   Invesco Van     Growth
                                    Telecom      Return      Kampen V.I.    Kampen V.I.   Kampen V.I.       and        Mid Cap
                       Technology   Utility       Bond     Capital Growth    Comstock     Growth and      Income        Value
                        Portfolio  Portfolio   Portfolio        Fund           Fund       Income Fund    Portfolio    Portfolio
                        (Class 3)  (Class 3)   (Class 3)     (Series II)    (Series II)   (Series II)   (Class VC)    (Class VC)
                       ----------  ---------  -----------  --------------  ------------  ------------  ------------  -----------
Assets:
   Investments in
      Trusts, at net
      asset value       $774,855    $849,771  $82,619,693    $7,580,846    $251,638,506  $263,027,122  $153,938,811  $98,941,298
Liabilities:                  --          --           --            --              --            --            --           --
                        --------    --------  -----------    ----------    ------------  ------------  ------------  -----------
Net assets:             $774,855    $849,771  $82,619,693    $7,580,846    $251,638,506  $263,027,122  $153,938,811  $98,941,298
                        ========    ========  ===========    ==========    ============  ============  ============  ===========
   Accumulation units   $774,855    $849,771  $82,619,693    $7,481,536    $251,638,506  $262,794,611  $153,712,711  $98,908,405
   Contracts in
      payout
      (annuitization)
      period                  --          --           --        99,310              --       232,511       226,100       32,893
                        --------    --------  -----------    ----------    ------------  ------------  ------------  -----------
      Total net
         assets         $774,855    $849,771  $82,619,693    $7,580,846    $251,638,506  $263,027,122  $153,938,811  $98,941,298
                        ========    ========  ===========    ==========    ============  ============  ============  ===========
Accumulation units
   outstanding           320,218      73,098    4,449,892       666,338      19,127,871    17,602,934    12,237,231    6,800,474
                        ========    ========  ===========    ==========    ============  ============  ============  ===========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding             --          --           --            --              --            --            --           --
   Unit value of
      accumulation
      units             $     --    $     --  $        --    $       --    $         --  $         --  $         --  $        --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding        320,100      70,249    4,388,791       611,886      18,374,479    16,933,078    11,674,289    6,432,939
   Unit value of
      accumulation
      units             $   2.42    $  11.64  $     18.57    $    11.39    $      13.17  $      14.96  $      12.59  $     14.57
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding            118       2,849       61,101        54,452         753,392       669,856       562,942      367,535
   Unit value of
      accumulation
      units             $   2.33    $  11.37  $     18.13    $    11.18    $      12.87  $      14.59  $      12.32  $     14.25
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding             --          --           --            --              --            --            --           --
   Unit value of
      accumulation
      units             $     --    $     --  $        --    $       --    $         --  $         --  $         --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                Franklin
                                                                                  Franklin   Templeton VIP
                           Asset        Global                      Growth-        Income    Founding Funds     Real
                        Allocation      Growth        Growth        Income       Securities    Allocation      Return
                           Fund          Fund          Fund          Fund           Fund          Fund        Portfolio
                         (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 3)
                       ------------  ------------  ------------  ------------   -----------  --------------  ----------
Assets:
   Investments in
      Trusts, at net
      asset value      $344,228,504  $322,745,750  $251,575,242  $437,446,407   $13,554,263    $25,104,203   $1,996,498
Liabilities:                     --            --            --            --            --             --           --
                       ------------  ------------  ------------  ------------   -----------    -----------   ----------
Net assets:            $344,228,504  $322,745,750  $251,575,242  $437,446,407   $13,554,263    $25,104,203   $1,996,498
                       ============  ============  ============  ============   ===========    ===========   ==========
   Accumulation units  $343,664,629  $322,553,065  $251,356,511  $437,164,057   $13,554,263    $25,104,203   $1,996,498
   Contracts in
      payout
      (annuitization)
      period                563,875       192,685       218,731       282,350            --             --           --
                       ------------  ------------  ------------  ------------   -----------    -----------   ----------
      Total net
         assets        $344,228,504  $322,745,750  $251,575,242  $437,446,407   $13,554,263    $25,104,203   $1,996,498
                       ============  ============  ============  ============   ===========    ===========   ==========
Accumulation units
   outstanding           20,548,416    13,281,602    12,043,778    25,263,731     1,275,194      2,670,875      171,457
                       ============  ============  ============  ============   ===========    ===========   ==========
Contracts with total
   expenses of
   0.85%(1):
   Accumulation units
      outstanding                --            --            --            --            --             --           --
   Unit value of
      accumulation
      units            $         --  $         --  $         --  $         --   $        --    $        --   $       --
Contracts with total
   expenses of
   0.85% (2):
   Accumulation units
      outstanding        19,793,013    12,825,841    11,462,584    24,325,990     1,256,497      2,658,437      171,448
   Unit value of
      accumulation
      units            $      16.76  $      24.32  $      20.91  $      17.33   $     10.63    $      9.40   $    11.64
Contracts with total
   expenses of 1.10%:
   Accumulation units
      outstanding           755,403       455,761       581,194       937,741        18,697         12,438            9
   Unit value of
      accumulation
      units            $      16.43  $      23.83  $      20.49  $      16.97   $     10.57    $      9.34   $    11.66
Contracts with total
   expenses of 1.25%:
   Accumulation units
      outstanding                --            --            --            --            --             --           --
   Unit value of
      accumulation
      units            $         --  $         --  $         --  $         --   $        --    $        --   $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2010

                                                                               Net Asset
                                                                                 Value       Net Asset                     Level
Variable Accounts                                                   Shares     Per Share       Value          Cost       (Note A)
-----------------                                                 ----------   ---------   ------------   ------------   --------
ANCHOR SERIES TRUST
   Asset Allocation Portfolio (Class 1)                            1,066,379     $13.29    $ 14,168,846   $ 14,063,848       1
   Capital Appreciation Portfolio (Class 1)                        2,482,188      36.73      91,161,310     86,163,474       1
   Government and Quality Bond Portfolio (Class 1)                 4,369,347      15.07      65,850,857     65,225,616       1
   Growth Portfolio (Class 1)                                      2,020,219      20.76      41,947,682     48,702,575       1
   Asset Allocation Portfolio (Class 3)                              358,301      13.23       4,741,122      4,421,724       1
   Capital Appreciation Portfolio (Class 3)                        3,566,589      36.03     128,499,376    130,264,684       1
   Government and Quality Bond Portfolio (Class 3)                 6,169,811      15.03      92,721,368     92,287,383       1
   Growth Portfolio (Class 3)                                        233,331      20.71       4,831,679      4,781,735       1
   Natural Resources Portfolio (Class 3)                             208,473      42.56       8,872,042      9,297,536       1
SUNAMERICA SERIES TRUST
   Aggressive Growth Portfolio (Class 1)                             497,850     $ 9.90    $  4,927,629   $  6,287,112       1
   Alliance Growth Portfolio (Class 1)                             1,089,427      22.92      24,971,933     32,387,216       1
   Balanced Portfolio (Class 1)                                    1,302,912      14.38      18,734,673     20,422,828       1
   Blue Chip Growth Portfolio (Class 1)                              145,902       7.33       1,069,902        938,817       1
   Capital Growth Portfolio (Class 1)                                180,347       8.61       1,552,228      1,266,244       1
   Cash Management Portfolio (Class 1)                             1,630,326      10.67      17,397,029     17,594,813       1
   Corporate Bond Portfolio (Class 1)                              5,773,734      13.44      77,627,774     68,705,555       1
   Davis Venture Value Portfolio (Class 1)                         3,160,618      23.20      73,337,574     74,357,263       1
   "Dogs" of Wall Street Portfolio (Class 1)                         391,753       7.73       3,028,144      3,085,444       1
   Emerging Markets Portfolio (Class 1)                            1,390,757       9.40      13,078,029      9,369,975       1
   Equity Index Portfolio (Class 1)                                1,034,318      10.53      10,891,764     11,323,998       1
   Equity Opportunities Portfolio (Class 1)                          955,337      11.60      11,086,312     11,619,336       1
   Fundamental Growth Portfolio (Class 1)                            756,565      16.48      12,466,191     14,801,449       1
   Global Bond Portfolio (Class 1)                                 1,315,332      12.24      16,099,497     16,127,383       1
   Global Equities Portfolio (Class 1)                               445,673      14.09       6,279,672      6,858,976       1
   Growth Opportunities Portfolio (Class 1)                          243,856       7.12       1,737,058      1,408,239       1
   Growth-Income Portfolio (Class 1)                               1,019,362      19.72      20,103,996     24,363,321       1
   High-Yield Bond Portfolio (Class 1)                             2,725,999       5.64      15,384,899     15,593,550       1
   International Diversified Equities Portfolio (Class 1)            779,741       9.09       7,086,924      7,309,598       1
   International Growth and Income Portfolio (Class 1)             1,352,549       9.14      12,366,953     16,072,386       1
   MFS Massachusetts Investors Trust Portfolio (Class 1)             323,491      13.99       4,527,131      3,926,263       1
   MFS Total Return Portfolio (Class 1)                            7,174,658      14.62     104,898,990    112,752,528       1
   Mid-Cap Growth Portfolio (Class 1)                                379,998      11.33       4,305,607      3,416,501       1
   Real Estate Portfolio (Class 1)                                   478,487      11.77       5,631,167      6,436,211       1
   Small Company Value Portfolio (Class 1)                           319,589      17.08       5,459,250      4,516,859       1
   Technology Portfolio (Class 1)                                    149,445       2.86         427,041        314,756       1
   Telecom Utility Portfolio (Class 1)                               200,886      10.68       2,144,987      2,159,918       1
   Total Return Bond Portfolio (Class 1)                           2,756,024       8.71      23,994,780     22,530,741       1
   Aggressive Growth Portfolio (Class 3)                              43,431       9.78         424,825        384,023       1
   Alliance Growth Portfolio (Class 3)                               512,262      22.77      11,662,541     11,226,775       1
   Balanced Portfolio (Class 3)                                      234,719      14.35       3,367,472      2,902,707       1
   Blue Chip Growth Portfolio (Class 3)                              213,639       7.31       1,562,629      1,235,774       1
   Capital Growth Portfolio (Class 3)                                439,235       8.47       3,719,204      3,444,529       1
   Cash Management Portfolio (Class 3)                             1,024,008      10.61      10,863,494     10,888,014       1
   Corporate Bond Portfolio (Class 3)                             14,037,972      13.39     187,925,968    166,591,614       1
   Davis Venture Value Portfolio (Class 3)                         4,160,290      23.13      96,224,930    104,525,047       1
   "Dogs" of Wall Street Portfolio (Class 3)                         159,231       7.71       1,226,943      1,155,789       1
   Emerging Markets Portfolio (Class 3)                            1,333,583       9.28      12,376,243      7,560,869       1
   Equity Opportunities Portfolio (Class 3)                          111,281      11.58       1,288,119      1,214,976       1
   Foreign Value Portfolio (Class 3)                               4,613,266      13.84      63,868,282     69,664,361       1
   Fundamental Growth Portfolio (Class 3)                            212,093      16.23       3,442,185      2,971,092       1
   Global Bond Portfolio (Class 3)                                 2,241,632      12.12      27,168,762     26,950,857       1
   Global Equities Portfolio (Class 3)                               101,838      14.01       1,426,354      1,426,933       1
   Growth Opportunities Portfolio (Class 3)                        2,921,315       6.96      20,338,574     14,584,472       1
   Growth-Income Portfolio (Class 3)                                 238,294      19.69       4,693,013      5,442,853       1
   High-Yield Bond Portfolio (Class 3)                             6,880,717       5.62      38,673,554     39,939,238       1
   International Diversified Equities Portfolio (Class 3)            662,119       9.03       5,975,811      6,555,358       1
   International Growth and Income Portfolio (Class 3)             4,322,697       9.14      39,518,531     37,349,787       1
   Marsico Focused Growth Portfolio (Class 3)                        336,245       9.03       3,034,983      3,129,086       1
   MFS Massachusetts Investors Trust Portfolio (Class 3)           2,097,273      13.97      29,288,673     22,680,543       1
   MFS Total Return Portfolio (Class 3)                            8,737,644      14.58     127,438,495    140,243,622       1
   Mid-Cap Growth Portfolio (Class 3)                                331,147      11.10       3,675,201      2,926,769       1
   Real Estate Portfolio (Class 3)                                 2,097,277      11.70      24,530,928     15,433,302       1
   Small & Mid Cap Value Portfolio (Class 3)                       2,809,707      17.27      48,532,574     31,619,037       1
   Small Company Value Portfolio (Class 3)                         1,700,012      16.98      28,873,321     22,073,373       1
   Technology Portfolio (Class 3)                                    276,969       2.80         774,855        596,496       1
   Telecom Utility Portfolio (Class 3)                                79,781      10.65         849,771        794,222       1
   Total Return Bond Portfolio (Class 3)                           9,560,281       8.64      82,619,693     76,461,540       1
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. Capital Growth Fund                       226,361     $33.49    $  7,580,846   $  5,508,687       1
   Invesco Van Kampen V.I. Comstock Fund                          21,562,854      11.67     251,638,506    262,051,055       1
   Invesco Van Kampen V.I. Growth and Income Fund                 14,318,297      18.37     263,027,122    262,219,094       1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                     6,476,181     $23.77    $153,938,811   $165,150,600       1
   Mid Cap Value Portfolio                                         5,974,716      16.56      98,941,298    107,642,834       1
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                          21,288,095     $16.17    $344,228,504   $345,932,825       1
   Global Growth Fund                                             15,025,407      21.48     322,745,750    306,785,874       1
   Growth Fund                                                     4,629,651      54.34     251,575,242    250,931,567       1
   Growth-Income Fund                                             12,772,158      34.25     437,446,407    469,808,985       1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                   914,593     $14.82    $ 13,554,263   $ 11,436,104       1
   Franklin Templeton VIP Founding Funds Allocation Fund           3,256,057       7.71      25,104,203     20,567,494       1
SEASONS SERIES TRUST (Class 3):
   Real Return Portfolio                                             208,980     $ 9.55    $  1,996,498   $  2,007,640       1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010

                                                  Government                                           Government
                          Asset       Capital    and Quality                  Asset        Capital    and Quality
                       Allocation  Appreciation      Bond        Growth     Allocation  Appreciation      Bond       Growth
                        Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                        (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                       ----------  ------------  -----------  ------------  ----------  ------------  -----------  ---------
Investment income:
   Dividends            $ 360,944  $    108,437  $ 2,821,542  $    286,511   $ 105,612  $         --  $ 3,391,243  $  23,039
                        ---------  ------------  -----------  ------------   ---------  ------------  -----------  ---------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (92,656)     (514,659)    (440,879)     (251,665)    (24,126)     (675,471)    (520,723)   (25,537)
                        ---------  ------------  -----------  ------------   ---------  ------------  -----------  ---------
Net investment income
   (loss)                 268,288      (406,222)   2,380,663        34,846      81,486      (675,471)   2,870,520     (2,498)
                        ---------  ------------  -----------  ------------   ---------  ------------  -----------  ---------
Net realized gains
   (losses) from
   securities
   transactions          (202,096)     (901,704)     334,555    (2,815,125)   (115,639)   (3,404,544)     476,611   (250,157)
Realized gain
   distributions               --            --           --            --          --            --           --         --
                        ---------  ------------  -----------  ------------   ---------  ------------  -----------  ---------
Net realized gains
   (losses)              (202,096)     (901,704)     334,555    (2,815,125)   (115,639)   (3,404,544)     476,611   (250,157)
                        ---------  ------------  -----------  ------------   ---------  ------------  -----------  ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period             (722,170)   (6,762,612)   1,952,298   (11,691,902)     (4,628)  (20,930,791)   2,177,479   (476,212)
   End of period          104,998     4,997,836      625,241    (6,754,893)    319,398    (1,765,308)     433,985     49,944
                        ---------  ------------  -----------  ------------   ---------  ------------  -----------  ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            827,168    11,760,448   (1,327,057)    4,937,009     324,026    19,165,483   (1,743,494)   526,156
                        ---------  ------------  -----------  ------------   ---------  ------------  -----------  ---------
Increase (decrease)
   in net assets from
   operations           $ 893,360  $ 10,452,522  $ 1,388,161  $  2,156,730   $ 289,873  $ 15,085,468  $ 1,603,637  $ 273,501
                        =========  ============  ===========  ============   =========  ============  ===========  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                  (continued)

                         Natural     Aggressive    Alliance                Blue Chip   Capital      Cash      Corporate
                        Resources      Growth       Growth      Balanced     Growth     Growth   Management     Bond
                        Portfolio    Portfolio    Portfolio    Portfolio   Portfolio  Portfolio  Portfolio    Portfolio
                        (Class 3)    (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)  (Class 1)    (Class 1)
                       -----------  -----------  -----------  -----------  ---------  ---------  ----------  ------------
Investment income:
   Dividends           $    55,873  $        --  $   200,925  $   359,015  $   2,905  $      --   $      --  $  5,052,668
                       -----------  -----------  -----------  -----------  ---------  ---------   ---------  ------------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (45,717)     (34,587)    (185,945)    (143,759)    (5,916)    (8,446)   (128,287)     (477,010)
                       -----------  -----------  -----------  -----------  ---------  ---------   ---------  ------------
Net investment income
   (loss)                   10,156      (34,587)      14,980      215,256     (3,011)    (8,446)   (128,287)    4,575,658
                       -----------  -----------  -----------  -----------  ---------  ---------   ---------  ------------
Net realized gains
   (losses) from
   securities
   transactions           (978,229)    (313,472)  (1,181,608)    (402,325)    11,222     (2,459)   (288,187)    1,569,769
Realized gain
   distributions           524,426           --           --           --         --         --          --            --
                       -----------  -----------  -----------  -----------  ---------  ---------   ---------  ------------
Net realized gains
   (losses)               (453,803)    (313,472)  (1,181,608)    (402,325)    11,222     (2,459)   (288,187)    1,569,769
                       -----------  -----------  -----------  -----------  ---------  ---------   ---------  ------------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (2,004,087)  (2,023,172)  (9,904,317)  (2,786,678)    73,452    212,724    (454,237)   11,426,246
   End of period          (425,494)  (1,359,483)  (7,415,283)  (1,688,155)   131,085    285,984    (197,784)    8,922,219
                       -----------  -----------  -----------  -----------  ---------  ---------   ---------  ------------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           1,578,593      663,689    2,489,034    1,098,523     57,633     73,260     256,453    (2,504,027)
                       -----------  -----------  -----------  -----------  ---------  ---------   ---------  ------------
Increase (decrease)
   in net assets from
   operations          $ 1,134,946  $   315,630  $ 1,322,406  $   911,454  $  65,844  $  62,355   $(160,021) $  3,641,400
                       ===========  ===========  ===========  ===========  =========  =========   =========  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                  (continued)

                          Davis
                         Venture     "Dogs" of     Emerging      Equity        Equity     Fundamental    Global      Global
                          Value     Wall Street    Markets       Index     Opportunities     Growth       Bond      Equities
                        Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio   Portfolio   Portfolio
                        (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)   (Class 1)   (Class 1)
                       -----------  -----------  -----------  -----------  -------------  -----------  ---------  -----------
Investment income:
   Dividends           $   532,070   $  83,319   $   179,564  $   170,039   $    76,410   $        --  $ 683,257  $   100,301
                       -----------   ---------   -----------  -----------   -----------   -----------  ---------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (435,860)    (21,945)      (88,475)     (85,753)      (66,921)      (81,354)  (104,082)     (42,942)
                       -----------   ---------   -----------  -----------   -----------   -----------  ---------  -----------
Net investment income
   (loss)                   96,210      61,374        91,089       84,286         9,489       (81,354)   579,175       57,359
                       -----------   ---------   -----------  -----------   -----------   -----------  ---------  -----------
Net realized gains
   (losses) from
   securities
   transactions         (1,792,358)   (104,159)      445,062     (154,768)     (738,086)     (412,181)   104,985     (191,957)
Realized gain
   distributions                --          --            --           --            --            --    300,056           --
                       -----------   ---------   -----------  -----------   -----------   -----------  ---------  -----------
Net realized gains
   (losses)             (1,792,358)   (104,159)      445,062     (154,768)     (738,086)     (412,181)   405,041     (191,957)
                       -----------   ---------   -----------  -----------   -----------   -----------  ---------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (6,716,599)   (302,862)    2,418,533   (1,111,556)   (2,180,786)   (4,099,314)   103,417   (1,194,094)
   End of period        (1,019,689)    (57,300)    3,708,054     (432,234)     (533,024)   (2,335,258)   (27,886)    (579,304)
                       -----------   ---------   -----------  -----------   -----------   -----------  ---------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           5,696,910     245,562     1,289,521      679,322     1,647,762     1,764,056   (131,303)     614,790
                       -----------   ---------   -----------  -----------   -----------   -----------  ---------  -----------
Increase (decrease)
   in net assets from
   operations          $ 4,000,762   $ 202,777   $ 1,825,672  $   608,840   $   919,165   $ 1,270,521  $ 852,913  $   480,192
                       ===========   =========   ===========  ===========   ===========   ===========  =========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                  MFS
                                                               International  International  Massachusetts
                          Growth       Growth-     High-Yield   Diversified     Growth and     Investors      MFS Total    Mid-Cap
                      Opportunities     Income        Bond        Equities        Income         Trust          Return      Growth
                        Portfolio     Portfolio    Portfolio     Portfolio      Portfolio      Portfolio      Portfolio   Portfolio
                        (Class 1)     (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)   (Class 1)
                      -------------  -----------  -----------  -------------  -------------  -------------  ------------  ---------
Investment income:
   Dividends            $      --    $   188,237  $ 1,493,216    $ 278,967     $   492,437     $  41,340    $  3,044,970  $      --
                        ---------    -----------  -----------    ---------     -----------     ---------    ------------  ---------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (8,976)      (147,926)     (96,397)     (44,725)        (77,115)      (24,632)       (602,773)   (20,673)
                        ---------    -----------  -----------    ---------     -----------     ---------    ------------  ---------
Net investment income
   (loss)                  (8,976)        40,311    1,396,819      234,242         415,322        16,708       2,442,197    (20,673)
                        ---------    -----------  -----------    ---------     -----------     ---------    ------------  ---------
Net realized gains
   (losses) from
   securities
   transactions           (24,623)    (1,590,741)    (634,355)     (11,071)     (1,033,612)       62,058      (2,276,727)   (54,931)
Realized gain
   distributions               --             --           --           --              --            --              --         --
                        ---------    -----------  -----------    ---------     -----------     ---------    ------------  ---------
Net realized gains
   (losses)               (24,623)    (1,590,741)    (634,355)     (11,071)     (1,033,612)       62,058      (2,276,727)   (54,931)
                        ---------    -----------  -----------    ---------     -----------     ---------    ------------  ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period              134,387     (6,862,384)    (436,811)    (618,325)     (5,141,389)      494,290     (12,100,723)   334,721
   End of period          328,819     (4,259,325)    (208,651)    (222,674)     (3,705,433)      600,868      (7,853,538)   889,106
                        ---------    -----------  -----------    ---------     -----------     ---------    ------------  ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            194,432      2,603,059      228,160      395,651       1,435,956       106,578       4,247,185    554,385
                        ---------    -----------  -----------    ---------     -----------     ---------    ------------  ---------
Increase (decrease)
   in net assets from
   operations           $ 160,833    $ 1,052,629  $   990,624    $ 618,822     $   817,666     $ 185,344    $  4,412,655  $ 478,781
                        =========    ===========  ===========    =========     ===========     =========    ============  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                      Small                              Total
                           Real      Company                Telecom      Return    Aggressive   Alliance
                          Estate      Value    Technology   Utility       Bond       Growth      Growth    Balanced
                        Portfolio   Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                        (Class 1)   (Class 1)   (Class 1)  (Class 1)   (Class 1)   (Class 3)   (Class 3)  (Class 3)
                       -----------  ---------  ----------  ---------  -----------  ----------  ---------  ---------
Investment income:
   Dividends           $   102,034  $  25,050   $      --  $  59,570  $   646,312   $     --   $  70,519  $  50,869
                       -----------  ---------   ---------  ---------  -----------   --------   ---------  ---------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (37,301)   (35,038)     (2,486)   (15,990)    (138,861)    (2,276)    (62,529)   (16,966)
                       -----------  ---------   ---------  ---------  -----------   --------   ---------  ---------
Net investment income
   (loss)                   64,733     (9,988)     (2,486)    43,580      507,451     (2,276)      7,990     33,903
                       -----------  ---------   ---------  ---------  -----------   --------   ---------  ---------
Net realized gains
   (losses) from
   securities
   transactions           (828,753)   122,218      21,104    (63,508)     292,827    (64,311)    (74,855)   (31,604)
Realized gain
   distributions                --         --          --         --           --         --          --         --
                       -----------  ---------   ---------  ---------  -----------   --------   ---------  ---------
Net realized gains
   (losses)               (828,753)   122,218      21,104    (63,508)     292,827    (64,311)    (74,855)   (31,604)
                       -----------  ---------   ---------  ---------  -----------   --------   ---------  ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (1,812,315)   826,610      87,251   (263,237)   1,743,785    (40,338)   (262,507)   304,091
   End of period          (805,044)   942,391     112,285    (14,931)   1,464,039     40,802     435,766    464,765
                       -----------  ---------   ---------  ---------  -----------   --------   ---------  ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           1,007,271    115,781      25,034    248,306     (279,746)    81,140     698,273    160,674
                       -----------  ---------   ---------  ---------  -----------   --------   ---------  ---------
Increase (decrease)
   in net assets from
   operations          $   243,251  $ 228,011   $  43,652  $ 228,378  $   520,532   $ 14,553   $ 631,408  $ 162,973
                       ===========  =========   =========  =========  ===========   ========   =========  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                          Davis
                       Blue Chip   Capital      Cash      Corporate      Venture     "Dogs" of     Emerging      Equity
                         Growth     Growth   Management      Bond         Value     Wall Street    Markets   Opportunities
                       Portfolio  Portfolio   Portfolio   Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                       (Class 3)  (Class 3)   (Class 3)   (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                       ---------  ---------  ----------  -----------  ------------  -----------  ----------  -------------
Investment income:
   Dividends            $  1,050  $      --   $      --  $11,453,347  $    509,232    $ 24,725   $  133,588    $   5,456
                        --------  ---------   ---------  -----------  ------------    --------   ----------    ---------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (7,779)   (19,840)    (69,869)  (1,067,362)     (519,369)     (4,994)     (62,076)      (6,484)
                        --------  ---------   ---------  -----------  ------------    --------   ----------    ---------
Net investment income
   (loss)                 (6,729)   (19,840)    (69,869)  10,385,985       (10,137)     19,731       71,512       (1,028)
                        --------  ---------   ---------  -----------  ------------    --------   ----------    ---------
Net realized gains
   (losses) from
   securities
   transactions          (10,802)  (128,269)   (174,156)   2,807,537    (4,663,406)    (40,753)    (397,245)     (99,032)
Realized gain
   distributions              --         --          --           --            --          --           --           --
                        --------  ---------   ---------  -----------  ------------    --------   ----------    ---------
Net realized gains
   (losses)              (10,802)  (128,269)   (174,156)   2,807,537    (4,663,406)    (40,753)    (397,245)     (99,032)
                        --------  ---------   ---------  -----------  ------------    --------   ----------    ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period             190,668    (81,814)   (158,441)  26,379,524   (18,492,745)    (21,905)   2,859,001     (140,996)
   End of period         326,855    274,675     (24,520)  21,334,354    (8,300,117)     71,154    4,815,374       73,143
                        --------  ---------   ---------  -----------  ------------    --------   ----------    ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           136,187    356,489     133,921   (5,045,170)   10,192,628      93,059    1,956,373      214,139
                        --------  ---------   ---------  -----------  ------------    --------   ----------    ---------
Increase (decrease)
   in net assets from
   operations           $118,656  $ 208,380   $(110,104) $ 8,148,352  $  5,519,085    $ 72,037   $1,630,640    $ 114,079
                        ========  =========   =========  ===========  ============    ========   ==========    =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                                   International
                          Foreign    Fundamental     Global      Global       Growth       Growth-     High-Yield   Diversified
                           Value        Growth        Bond      Equities  Opportunities     Income        Bond       Equities
                         Portfolio    Portfolio    Portfolio   Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                         (Class 3)    (Class 3)    (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)     (Class 3)
                       ------------  -----------  -----------  ---------  -------------  -----------  -----------  -------------
Investment income:
   Dividends           $  1,093,353   $      --   $ 1,041,336  $  19,806   $        --   $    33,409  $ 3,608,235   $   215,502
                       ------------   ---------   -----------  ---------   -----------   -----------  -----------   -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (335,949)    (18,420)     (148,942)    (7,153)     (104,069)      (25,318)    (216,542)      (31,245)
                       ------------   ---------   -----------  ---------   -----------   -----------  -----------   -----------
Net investment income
   (loss)                   757,404     (18,420)      892,394     12,653      (104,069)        8,091    3,391,693       184,257
                       ------------   ---------   -----------  ---------   -----------   -----------  -----------   -----------
Net realized gains
   (losses) from
   securities
   transactions          (2,133,404)   (153,559)       61,467    (89,209)      (48,584)     (362,090)  (1,491,494)     (242,906)
Realized gain
   distributions                 --          --       481,205         --            --            --           --            --
                       ------------   ---------   -----------  ---------   -----------   -----------  -----------   -----------
Net realized gains
   (losses)              (2,133,404)   (153,559)      542,672    (89,209)      (48,584)     (362,090)  (1,491,494)     (242,906)
                       ------------   ---------   -----------  ---------   -----------   -----------  -----------   -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (10,235,947)    (78,704)      320,028   (192,604)    3,731,056    (1,359,541)  (1,731,100)   (1,154,378)
   End of period         (5,796,079)    471,093       217,905       (579)    5,754,102      (749,840)  (1,265,684)     (579,547)
                       ------------   ---------   -----------  ---------   -----------   -----------  -----------   -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            4,439,868     549,797      (102,123)   192,025     2,023,046       609,701      465,416       574,831
                       ------------   ---------   -----------  ---------   -----------   -----------  -----------   -----------
Increase (decrease)
   in net assets from
   operations          $  3,063,868   $ 377,818   $ 1,332,943  $ 115,469   $ 1,870,393   $   255,702  $ 2,365,615   $   516,182
                       ============   =========   ===========  =========   ===========   ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                       MFS
                       International    Marsico   Massachusetts                                           Small &       Small
                           Growth       Focused     Investors      MFS Total     Mid-Cap       Real       Mid Cap      Company
                         and Income      Growth       Trust          Return       Growth      Estate       Value        Value
                         Portfolio     Portfolio    Portfolio      Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                         (Class 3)     (Class 3)    (Class 3)      (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)
                       -------------  ----------  -------------  ------------  ----------  -----------  -----------  ----------
Investment income:
   Dividends            $ 1,461,484   $   5,888    $  210,133    $  3,385,892    $     --  $  380,456   $    88,546  $  118,430
                        -----------   ---------    ----------    ------------    --------  ----------   -----------  ----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (212,296)    (15,679)     (152,441)       (713,381)    (16,068)   (131,508)     (259,205)   (152,191)
                        -----------   ---------    ----------    ------------    --------  ----------   -----------  ----------
Net investment income
   (loss)                 1,249,188      (9,791)       57,692       2,672,511     (16,068)    248,948      (170,659)    (33,761)
                        -----------   ---------    ----------    ------------    --------  ----------   -----------  ----------
Net realized gains
   (losses) from
   securities
   transactions          (4,551,478)   (139,589)      (94,192)     (3,680,117)    (48,816)   (356,206)     (453,232)   (566,872)
Realized gain
   distributions                 --          --            --              --          --          --            --          --
                        -----------   ---------    ----------    ------------    --------  ----------   -----------  ----------
Net realized gains
   (losses)              (4,551,478)   (139,589)      (94,192)     (3,680,117)    (48,816)   (356,206)     (453,232)   (566,872)
                        -----------   ---------    ----------    ------------    --------  ----------   -----------  ----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period             (4,050,162)   (493,427)    5,190,870     (18,953,706)    252,970   7,975,049    13,913,346   4,330,046
   End of period          2,168,744     (94,103)    6,608,130     (12,805,127)    748,432   9,097,626    16,913,537   6,799,948
                        -----------   ---------    ----------    ------------    --------  ----------   -----------  ----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            6,218,906     399,324     1,417,260       6,148,579     495,462   1,122,577     3,000,191   2,469,902
                        -----------   ---------    ----------    ------------    --------  ----------   -----------  ----------
Increase (decrease)
   in net assets from
   operations           $ 2,916,616   $ 249,944    $1,380,760    $  5,140,973    $430,578  $1,015,319   $ 2,376,300  $1,869,269
                        ===========   =========    ==========    ============    ========  ==========   ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                           Invesco Van
                                                 Total     Kampen V.I.  Invesco Van   Invesco Van
                                    Telecom      Return       Capital    Kampen V.I.   Kampen V.I.     Growth       Mid Cap
                       Technology   Utility       Bond        Growth      Comstock     Growth and    and Income      Value
                        Portfolio  Portfolio   Portfolio       Fund         Fund      Income Fund    Portfolio     Portfolio
                        (Class 3)  (Class 3)   (Class 3)   (Series II)  (Series II)   (Series II)    (Class VC)    (Class VC)
                       ----------  ---------  -----------  -----------  ------------  ------------  ------------  ------------
Investment income:
   Dividends            $     --   $ 20,082   $ 1,947,741  $       --   $         --  $         --  $    800,795  $    357,979
                        --------   --------   -----------  ----------   ------------  ------------  ------------  ------------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (3,759)    (4,264)     (435,541)    (41,597)    (1,366,597)   (1,424,406)     (840,650)     (525,238)
                        --------   --------   -----------  ----------   ------------  ------------  ------------  ------------
Net investment income
   (loss)                 (3,759)    15,818     1,512,200     (41,597)    (1,366,597)   (1,424,406)      (39,855)     (167,259)
                        --------   --------   -----------  ----------   ------------  ------------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions           50,715     (6,073)    1,304,417     191,491     (6,583,466)   (4,718,890)   (4,538,622)   (5,274,282)
Realized gain
   distributions              --         --            --          --             --            --            --            --
                        --------   --------   -----------  ----------   ------------  ------------  ------------  ------------
Net realized gains
   (losses)               50,715     (6,073)    1,304,417     191,491     (6,583,466)   (4,718,890)   (4,538,622)   (5,274,282)
                        --------   --------   -----------  ----------   ------------  ------------  ------------  ------------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period             159,160    (19,126)    7,219,905   1,574,775    (35,626,165)  (13,900,016)  (22,628,794)  (23,816,433)
   End of period         178,359     55,549     6,158,153   2,072,159    (10,412,549)      808,028   (11,211,789)   (8,701,536)
                        --------   --------   -----------  ----------   ------------  ------------  ------------  ------------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            19,199     74,675    (1,061,752)    497,384     25,213,616    14,708,044    11,417,005    15,114,897
                        --------   --------   -----------  ----------   ------------  ------------  ------------  ------------
Increase (decrease)
   in net assets
   from operations      $ 66,155   $ 84,420   $ 1,754,865  $  647,278   $ 17,263,553  $  8,564,748  $  6,838,528  $  9,673,356
                        ========   ========   ===========  ==========   ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                Franklin       Franklin
                          Asset         Global                      Growth-      Income     Templeton VIP        Real
                        Allocation      Growth         Growth        Income    Securities   Founding Funds      Return
                           Fund          Fund           Fund          Fund        Fund     Allocation Fund    Portfolio
                        (Class 2)      (Class 2)     (Class 2)     (Class 2)   (Class 2)      (Class 2)     (Class 3) (1)
                       ------------  ------------  ------------  ------------  ----------  ---------------  -------------
Investment income:
   Dividends           $  6,478,659  $  4,489,218  $  1,685,153  $  6,126,433  $  821,421     $  510,135      $ 20,406
                       ------------  ------------  ------------  ------------  ----------     ----------      --------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk       (1,889,722)   (1,734,352)   (1,352,897)   (2,373,822)    (71,536)      (132,238)       (6,500)
                       ------------  ------------  ------------  ------------  ----------     ----------      --------
Net investment income
   (loss)                 4,588,937     2,754,866       332,256     3,752,611     749,885        377,897        13,906
                       ------------  ------------  ------------  ------------  ----------     ----------      --------
Net realized gains
   (losses) from
   securities
   transactions          (3,421,873)   (1,000,643)   (3,634,505)   (8,568,086)    (90,845)      (193,361)          869
Realized gain
   distributions                 --            --            --            --          --          1,912            --
                       ------------  ------------  ------------  ------------  ----------     ----------      --------
Net realized gains
   (losses)              (3,421,873)   (1,000,643)   (3,634,505)   (8,568,086)    (90,845)      (191,449)          869
                       ------------  ------------  ------------  ------------  ----------     ----------      --------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (23,151,149)  (10,677,836)  (25,401,721)  (57,796,175)  2,000,712      3,586,890            --
   End of period         (1,704,321)   15,959,876       643,675   (32,362,578)  2,118,159      4,536,709       (11,142)
                       ------------  ------------  ------------  ------------  ----------     ----------      --------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           21,446,828    26,637,712    26,045,396    25,433,597     117,447        949,819       (11,142)
                       ------------  ------------  ------------  ------------  ----------     ----------      --------
Increase (decrease)
   in net assets from
   operations          $ 22,613,892  $ 28,391,935  $ 22,743,147  $ 20,618,122  $  776,487     $1,136,267      $  3,633
                       ============  ============  ============  ============  ==========     ==========      ========

(1)  For the period from May 3, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010

                                                  Government                                             Government
                          Asset        Capital    and Quality                    Asset        Capital    and Quality
                        Allocation  Appreciation     Bond         Growth      Allocation   Appreciation     Bond         Growth
                        Portfolio    Portfolio    Portfolio      Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                        (Class 1)    (Class 1)    (Class 1)      (Class 1)    (Class 3)     (Class 3)     (Class 3)    (Class 3)
                       -----------  ------------  -----------  ------------  ------------  ------------  -----------  -----------
Investment income:
   Dividends           $   473,072  $         --  $3,812,650   $    455,945  $   136,509   $         --  $4,028,486   $    32,769
                       -----------  ------------  ----------   ------------  -----------   ------------  ----------   -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (137,263)     (778,487)   (732,739)      (413,387)     (35,331)      (976,716)   (761,374)      (39,738)
                       -----------  ------------  ----------   ------------  -----------   ------------  ----------   -----------
Net investment income
   (loss)                  335,809      (778,487)  3,079,911         42,558      101,178       (976,716)  3,267,112        (6,969)
                       -----------  ------------  ----------   ------------  -----------   ------------  ----------   -----------
Net realized gains
   (losses) from
   securities
   transactions           (508,087)   (3,372,986)    339,765     (4,683,477)    (361,258)    (4,640,350)    204,781      (686,382)
Realized gain
   distributions                --            --          --             --           --             --          --            --
                       -----------  ------------  ----------   ------------  -----------   ------------  ----------   -----------
Net realized gains
   (losses)               (508,087)   (3,372,986)    339,765     (4,683,477)    (361,258)    (4,640,350)    204,781      (686,382)
                       -----------  ------------  ----------   ------------  -----------   ------------  ----------   -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (4,045,600)  (41,402,512)  1,658,628    (31,023,449)  (1,253,093)   (67,604,532)  1,553,998    (2,706,213)
   End of period          (722,170)   (6,762,612)  1,952,298    (11,691,902)      (4,628)   (20,930,791)  2,177,479      (476,212)
                       -----------  ------------  ----------   ------------  -----------   ------------  ----------   -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           3,323,430    34,639,900     293,670     19,331,547    1,248,465     46,673,741     623,481     2,230,001
                       -----------  ------------  ----------   ------------  -----------   ------------  ----------   -----------
Increase (decrease)
   in net assets from
   operations          $ 3,151,152  $ 30,488,427  $3,713,346   $ 14,690,628  $   988,385   $ 41,056,675  $4,095,374   $ 1,536,650
                       ===========  ============  ==========   ============  ===========   ============  ==========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                         Natural     Aggressive     Alliance                Blue Chip   Capital      Cash      Corporate
                        Resources      Growth        Growth      Balanced     Growth     Growth   Management      Bond
                        Portfolio    Portfolio     Portfolio    Portfolio   Portfolio  Portfolio  Portfolio    Portfolio
                        (Class 3)    (Class 1)     (Class 1)    (Class 1)   (Class 1)  (Class 1)  (Class 1)    (Class 1)
                       -----------  -----------  ------------  -----------  ---------  ---------  ----------  -----------
Investment income:
   Dividends           $    81,193  $     5,283  $    142,663  $   607,235  $   3,512  $      --  $ 714,515   $ 4,913,200
                       -----------  -----------  ------------  -----------  ---------  ---------  ---------   -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (70,455)     (48,338)     (295,775)    (219,379)    (9,534)   (13,892)  (278,636)     (737,751)
                       -----------  -----------  ------------  -----------  ---------  ---------  ---------   -----------
Net investment income
   (loss)                   10,738      (43,055)     (153,112)     387,856     (6,022)   (13,892)   435,879     4,175,449
                       -----------  -----------  ------------  -----------  ---------  ---------  ---------   -----------
Net realized gains
   (losses) from
   securities
   transactions         (1,020,689)    (583,755)   (1,419,313)    (908,253)    (5,093)   (20,835)  (791,461)    1,287,154
Realized gain
   distributions           484,714           --            --           --         --         --         --            --
                       -----------  -----------  ------------  -----------  ---------  ---------  ---------   -----------
Net realized gains
   (losses)               (535,975)    (583,755)   (1,419,313)    (908,253)    (5,093)   (20,835)  (791,461)    1,287,154
                       -----------  -----------  ------------  -----------  ---------  ---------  ---------   -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (5,294,734)  (4,299,463)  (18,597,498)  (7,847,997)  (242,305)  (258,390)  (519,614)   (2,770,292)
   End of period        (2,004,087)  (2,023,172)   (9,904,317)  (2,786,678)    73,452    212,724   (454,237)   11,426,246
                       -----------  -----------  ------------  -----------  ---------  ---------  ---------   -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           3,290,647    2,276,291     8,693,181    5,061,319    315,757    471,114     65,377    14,196,538
                       -----------  -----------  ------------  -----------  ---------  ---------  ---------   -----------
Increase (decrease)
   in net assets from
   operations          $ 2,765,410  $ 1,649,481  $  7,120,756  $ 4,540,922  $ 304,642  $ 436,387  $(290,205)  $19,659,141
                       ===========  ===========  ============  ===========  =========  =========  =========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                       Davis Venture   "Dogs" of     Emerging      Equity        Equity     Fundamental     Global      Global
                           Value      Wall Street    Markets       Index     Opportunities     Growth        Bond      Equities
                         Portfolio     Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                         (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                       -------------  -----------  -----------  -----------  -------------  -----------  ----------  -----------
Investment income:
   Dividends           $  1,122,452   $   128,916  $        --  $   266,838   $   138,001   $        --  $  581,748  $   153,316
                       ------------   -----------  -----------  -----------   -----------   -----------  ----------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (702,227)      (32,611)    (118,751)    (134,018)     (105,790)     (125,947)   (161,199)     (65,414)
                       ------------   -----------  -----------  -----------   -----------   -----------  ----------  -----------
Net investment income
   (loss)                   420,225        96,305     (118,751)     132,820        32,211      (125,947)    420,549       87,902
                       ------------   -----------  -----------  -----------   -----------   -----------  ----------  -----------
Net realized gains
   (losses) from
   securities
   transactions          (3,283,047)     (258,948)  (6,088,020)    (370,390)   (1,537,622)     (759,588)    375,310     (325,581)
Realized gain
   distributions          1,656,217            --           --           --            --            --     407,388           --
                       ------------   -----------  -----------  -----------   -----------   -----------  ----------  -----------
Net realized gains
   (losses)              (1,626,830)     (258,948)  (6,088,020)    (370,390)   (1,537,622)     (759,588)    782,698     (325,581)
                       ------------   -----------  -----------  -----------   -----------   -----------  ----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (31,344,221)   (1,343,310)  (7,789,281)  (4,610,260)   (6,840,899)   (8,377,402)   (477,644)  (3,221,202)
   End of period         (6,716,599)     (302,862)   2,418,533   (1,111,556)   (2,180,786)   (4,099,314)    103,417   (1,194,094)
                       ------------   -----------  -----------  -----------   -----------   -----------  ----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           24,627,622     1,040,448   10,207,814    3,498,704     4,660,113     4,278,088     581,061    2,027,108
                       ------------   -----------  -----------  -----------   -----------   -----------  ----------  -----------
Increase (decrease)
   in net assets from
   operations          $ 23,421,017   $   877,805  $ 4,001,043  $ 3,261,134   $ 3,154,702   $ 3,392,553  $1,784,308  $ 1,789,429
                       ============   ===========  ===========  ===========   ===========   ===========  ==========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                                MFS
                                                      High-    International International Massachusetts
                          Growth       Growth-       Yield      Diversified    Growth and    Investors     MFS Total     Mid-Cap
                      Opportunities     Income        Bond        Equities       Income        Trust        Return       Growth
                        Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                        (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                      ------------- ------------  -----------  ------------- ------------- ------------- ------------  ----------
Investment income:
   Dividends            $      --   $    292,874  $ 1,302,088   $    85,587  $         --    $   48,655  $  4,112,154  $       --
                        ---------   ------------  -----------   -----------  ------------    ----------  ------------  ----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (10,585)      (242,395)    (142,501)      (68,561)     (131,383)      (35,012)     (964,110)    (28,550)
                        ---------   ------------  -----------   -----------  ------------    ----------  ------------  ----------
Net investment income
   (loss)                 (10,585)        50,479    1,159,587        17,026      (131,383)       13,643     3,148,044     (28,550)
                        ---------   ------------  -----------   -----------  ------------    ----------  ------------  ----------
Net realized gains
   (losses) from
   securities
   transactions           (39,419)    (2,184,598)  (1,376,293)       (7,206)   (1,571,486)       17,114    (3,899,792)   (189,287)
Realized gain
   distributions               --             --           --            --            --            --            --          --
                        ---------   ------------  -----------   -----------  ------------    ----------  ------------  ----------
Net realized gains
   (losses)               (39,419)    (2,184,598)  (1,376,293)       (7,206)   (1,571,486)       17,114    (3,899,792)   (189,287)
                        ---------   ------------  -----------   -----------  ------------    ----------  ------------  ----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period             (290,940)   (14,651,359)  (5,302,742)   (2,351,219)  (10,625,120)     (598,649)  (36,381,248)   (967,542)
   End of period          134,387     (6,862,384)    (436,811)     (618,325)   (5,141,389)      494,290   (12,100,723)    334,721
                        ---------   ------------  -----------   -----------  ------------    ----------  ------------  ----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            425,327      7,788,975    4,865,931     1,732,894     5,483,731     1,092,939    24,280,525   1,302,263
                        ---------   ------------  -----------   -----------  ------------    ----------  ------------  ----------
Increase (decrease)
   in net assets from
   operations           $ 375,323   $  5,654,856  $ 4,649,225   $ 1,742,714  $  3,780,862    $1,123,696  $ 23,528,777  $1,084,426
                        =========   ============  ===========   ===========  ============    ==========  ============  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                       Small                              Total
                           Real       Company                Telecom      Return   Aggressive    Alliance
                          Estate       Value    Technology   Utility       Bond      Growth       Growth     Balanced
                        Portfolio    Portfolio   Portfolio  Portfolio   Portfolio  Portfolio    Portfolio   Portfolio
                        (Class 1)    (Class 1)   (Class 1)  (Class 1)   (Class 1)  (Class 3)    (Class 3)   (Class 3)
                       -----------  ----------  ----------  ---------  ----------  ----------  -----------  ---------
Investment income:
   Dividends           $   106,736  $   29,215  $      --   $ 112,914  $  369,377  $      --   $    37,591  $  68,495
                       -----------  ----------  ---------   ---------  ----------  ---------   -----------  ---------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (52,747)    (49,089)    (3,655)    (24,498)   (170,743)    (3,211)     (101,457)   (20,703)
                       -----------  ----------  ---------   ---------  ----------  ---------   -----------  ---------
Net investment income
   (loss)                   53,989     (19,874)    (3,655)     88,416     198,634     (3,211)      (63,866)    47,792
                       -----------  ----------  ---------   ---------  ----------  ---------   -----------  ---------
Net realized gains
   (losses) from
   securities
   transactions         (1,979,822)     66,982    (81,190)   (156,665)    371,242   (102,468)     (178,848)   (88,224)
Realized gain
   distributions                --          --         --          --          --         --            --         --
                       -----------  ----------  ---------   ---------  ----------  ---------   -----------  ---------
Net realized gains
   (losses)             (1,979,822)     66,982    (81,190)   (156,665)    371,242   (102,468)     (178,848)   (88,224)
                       -----------  ----------  ---------   ---------  ----------  ---------   -----------  ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (6,058,412)   (705,508)  (143,377)   (944,230)    563,091   (291,993)   (3,902,093)  (307,556)
   End of period        (1,812,315)    826,610     87,251    (263,237)  1,743,785    (40,338)     (262,507)   304,091
                       -----------  ----------  ---------   ---------  ----------  ---------   -----------  ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           4,246,097   1,532,118    230,628     680,993   1,180,694    251,655     3,639,586    611,647
                       -----------  ----------  ---------   ---------  ----------  ---------   -----------  ---------
Increase (decrease)
   in net assets from
   operations          $ 2,320,264  $1,579,226  $ 145,783   $ 612,744  $1,750,570  $ 145,976   $ 3,396,872  $ 571,215
                       ===========  ==========  =========   =========  ==========  =========   ===========  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                             Davis
                       Blue Chip    Capital       Cash       Corporate      Venture     "Dogs" of     Emerging       Equity
                         Growth      Growth    Management      Bond          Value     Wall Street    Markets    Opportunities
                       Portfolio   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                       (Class 3)   (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)
                       ---------  -----------  ----------  ------------  ------------  -----------  -----------  -------------
Investment income:
   Dividends           $     668  $        --  $ 396,902   $ 10,409,220  $  1,082,954   $  29,183   $        --    $   7,809
                       ---------  -----------  ---------   ------------  ------------   ---------   -----------    ---------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk          (10,791)     (29,852)  (141,789)    (1,559,393)     (784,304)     (6,087)      (83,621)      (7,622)
                       ---------  -----------  ---------   ------------  ------------   ---------   -----------    ---------
Net investment income
   (loss)                (10,123)     (29,852)   255,113      8,849,827       298,650      23,096       (83,621)         187
                       ---------  -----------  ---------   ------------  ------------   ---------   -----------    ---------
Net realized gains
   (losses) from
   securities
   transactions          (77,256)    (188,170)  (518,755)     1,088,886    (5,076,317)    (78,829)   (3,387,585)    (154,984)
Realized gain
   distributions              --           --         --             --     2,013,543          --            --           --
                       ---------  -----------  ---------   ------------  ------------   ---------   -----------    ---------
Net realized gains
   (losses)              (77,256)    (188,170)  (518,755)     1,088,886    (3,062,774)    (78,829)   (3,387,585)    (154,984)
                       ---------  -----------  ---------   ------------  ------------   ---------   -----------    ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (227,597)  (1,255,672)  (231,846)    (5,617,105)  (49,327,244)   (298,950)   (4,356,918)    (530,625)
   End of period         190,668      (81,814)  (158,441)    26,379,524   (18,492,745)    (21,905)    2,859,001     (140,996)
                       ---------  -----------  ---------   ------------  ------------   ---------   -----------    ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           418,265    1,173,858     73,405     31,996,629    30,834,499     277,045     7,215,919      389,629
                       ---------  -----------  ---------   ------------  ------------   ---------   -----------    ---------
Increase (decrease)
   in net assets from
   operations          $ 330,886  $   955,836  $(190,237)  $ 41,935,342  $ 28,070,375   $ 221,312   $ 3,744,713    $ 234,832
                       =========  ===========  =========   ============  ============   =========   ===========    =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                    International
                          Foreign    Fundamental     Global      Global       Growth        Growth     High-Yield    Diversified
                           Value        Growth        Bond      Equities  Opportunities    -Income        Bond         Equities
                        Portfolio     Portfolio    Portfolio   Portfolio    Portfolio     Portfolio    Portfolio      Portfolio
                        (Class 3)     (Class 3)    (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)      (Class 3)
                       ------------  -----------  -----------  ---------  -------------  -----------  ------------  -------------
Investment income:
   Dividends           $  1,356,876  $        --  $   794,904  $  26,564   $        --   $    47,894  $  3,010,599   $    55,478
                       ------------  -----------  -----------  ---------   -----------   -----------  ------------   -----------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk            (487,342)     (27,223)    (212,535)    (9,612)     (135,239)      (39,279)     (315,975)      (47,918)
                       ------------  -----------  -----------  ---------   -----------   -----------  ------------   -----------
Net investment income
   (loss)                   869,534      (27,223)     582,369     16,952      (135,239)        8,615     2,694,624         7,560
                       ------------  -----------  -----------  ---------   -----------   -----------  ------------   -----------
Net realized gains
   (losses) from
   securities
   transactions          (1,961,679)     (96,032)     167,933    (70,813)     (165,809)     (506,076)   (1,746,657)     (346,304)
Realized gain
   distributions          1,387,416           --      597,615         --            --            --            --            --
                       ------------  -----------  -----------  ---------   -----------   -----------  ------------   -----------
Net realized gains
   (losses)                (574,263)     (96,032)     765,548    (70,813)     (165,809)     (506,076)   (1,746,657)     (346,304)
                       ------------  -----------  -----------  ---------   -----------   -----------  ------------   -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (23,098,681)  (1,111,753)    (689,749)  (576,087)   (1,450,023)   (3,049,062)  (11,980,544)   (3,007,767)
   End of period        (10,235,947)     (78,704)     320,028   (192,604)    3,731,056    (1,359,541)   (1,731,100)   (1,154,378)
                       ------------  -----------  -----------  ---------   -----------   -----------  ------------   -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           12,862,734    1,033,049    1,009,777    383,483     5,181,079     1,689,521    10,249,444     1,853,389
                       ------------  -----------  -----------  ---------   -----------   -----------  ------------   -----------
Increase (decrease)
   in net assets from
   operations          $ 13,158,005  $   909,794  $ 2,357,694  $ 329,622   $ 4,880,031   $ 1,192,060  $ 11,197,411   $ 1,514,645
                       ============  ===========  ===========  =========   ===========   ===========  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                        MFS
                       International     Marsico   Massachusetts                                          Small &       Small
                        Growth and      Focused      Investors      MFS Total    Mid-Cap       Real       Mid Cap      Company
                          Income         Growth        Trust          Return      Growth      Estate       Value        Value
                        Portfolio      Portfolio     Portfolio      Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                        (Class 3)      (Class 3)     (Class 3)      (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)
                       -------------  -----------  -------------  ------------  ---------  -----------  -----------  -----------
Investment income:
   Dividends           $         --   $    11,754   $   247,906   $  4,397,768  $      --  $   350,378  $   226,311  $   127,622
                       ------------   -----------   -----------   ------------  ---------  -----------  -----------  -----------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk            (321,733)      (22,336)     (204,984)    (1,098,407)   (17,282)    (184,856)    (370,094)    (217,423)
                       ------------   -----------   -----------   ------------  ---------  -----------  -----------  -----------
Net investment income
   (loss)                  (321,733)      (10,582)       42,922      3,299,361    (17,282)     165,522     (143,783)     (89,801)
                       ------------   -----------   -----------   ------------  ---------  -----------  -----------  -----------
Net realized gains
   (losses) from
   securities
   transactions          (5,850,103)     (366,639)     (158,237)    (3,849,071)   (42,821)  (6,510,760)  (2,942,153)  (1,259,176)
Realized gain
   distributions                 --            --            --             --         --           --    1,401,664           --
                       ------------   -----------   -----------   ------------  ---------  -----------  -----------  -----------
Net realized gains
   (losses)              (5,850,103)     (366,639)     (158,237)    (3,849,071)   (42,821)  (6,510,760)  (1,540,489)  (1,259,176)
                       ------------   -----------   -----------   ------------  ---------  -----------  -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (20,678,867)   (1,632,044)   (1,602,222)   (46,163,304)  (471,940)  (8,064,363)  (8,038,389)  (7,314,764)
   End of period         (4,050,162)     (493,427)    5,190,870    (18,953,706)   252,970    7,975,049   13,913,346    4,330,046
                       ------------   -----------   -----------   ------------  ---------  -----------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           16,628,705     1,138,617     6,793,092     27,209,598    724,910   16,039,412   21,951,735   11,644,810
                       ------------   -----------   -----------   ------------  ---------  -----------  -----------  -----------
Increase (decrease)
   in net assets from
   operations          $ 10,456,869   $   761,396   $ 6,677,777   $ 26,659,888  $ 664,807  $ 9,694,174  $20,267,463  $10,295,833
                       ============   ===========   ===========   ============  =========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                 Total      Invesco Van    Invesco Van    Invesco Van
                                    Telecom     Return      Kampen V.I.    Kampen V.I.     Kampen V.I.   Growth and     Mid Cap
                       Technology   Utility      Bond     Capital Growth    Comstock       Growth and      Income        Value
                        Portfolio  Portfolio   Portfolio       Fund           Fund        Income Fund     Portfolio     Portfolio
                        (Class 3)  (Class 3)   (Class 3)    (Series II)    (Series II)    (Series II)    (Class VC)    (Class VC)
                       ----------  ---------  ----------  --------------  -------------  -------------  ------------  ------------
Investment income:
   Dividends           $      --   $  39,146  $1,196,506   $        --    $   3,981,447  $   3,328,150  $  1,392,653  $    411,903
                       ---------   ---------  ----------   -----------    -------------  -------------  ------------  ------------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk           (5,131)     (6,651)   (566,522)      (62,986)      (2,103,500)    (2,206,119)   (1,314,351)     (788,051)
                       ---------   ---------  ----------   -----------    -------------  -------------  ------------  ------------
Net investment income
   (loss)                 (5,131)     32,495     629,984       (62,986)       1,877,947      1,122,031        78,302      (376,148)
                       ---------   ---------  ----------   -----------    -------------  -------------  ------------  ------------
Net realized gains
   (losses) from
   securities
   transactions          (70,717)    (58,672)    296,860       (63,466)     (11,675,921)    (6,205,882)   (6,645,964)   (8,781,301)
Realized gain
   distributions              --          --          --            --               --             --            --            --
                       ---------   ---------  ----------   -----------    -------------  -------------  ------------  ------------
Net realized gains
   (losses)              (70,717)    (58,672)    296,860       (63,466)     (11,675,921)    (6,205,882)   (6,645,964)   (8,781,301)
                       ---------   ---------  ----------   -----------    -------------  -------------  ------------  ------------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (124,395)   (267,278)  2,291,492    (1,173,862)    (126,179,816)  (103,518,228)  (78,247,481)  (65,948,986)
   End of period         159,160     (19,126)  7,219,905     1,574,775      (35,626,165)   (13,900,016)  (22,628,794)  (23,816,433)
                       ---------   ---------  ----------   -----------    -------------  -------------  ------------  ------------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           283,555     248,152   4,928,413     2,748,637       90,553,651     89,618,212    55,618,687    42,132,553
                       ---------   ---------  ----------   -----------    -------------  -------------  ------------  ------------
Increase (decrease)
   in net assets from
   operations          $ 207,707   $ 221,975  $5,855,257   $ 2,622,185    $  80,755,677  $  84,534,361  $ 49,051,025  $ 32,975,104
                       =========   =========  ==========   ===========    =============  =============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                    Franklin       Franklin
                           Asset          Global                       Growth-       Income     Templeton VIP
                         Allocation       Growth         Growth         Income     Securities   Founding Funds
                            Fund           Fund           Fund           Fund         Fund     Allocation Fund
                         (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)
                       -------------  -------------  -------------  -------------  ----------  ---------------
Investment income:
   Dividends           $   7,500,784  $   4,013,173  $   1,419,580  $   6,315,942  $  738,108    $   532,921
                       -------------  -------------  -------------  -------------  ----------    -----------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk           (2,933,632)    (2,675,791)    (2,056,610)    (3,695,209)    (91,925)      (189,214)
                       -------------  -------------  -------------  -------------  ----------    -----------
Net investment income
   (loss)                  4,567,152      1,337,382       (637,030)     2,620,733     646,183        343,707
                       -------------  -------------  -------------  -------------  ----------    -----------
Net realized gains
   (losses) from
   securities
   transactions           (6,502,957)    (2,612,013)    (6,633,865)   (11,069,529)   (234,527)      (548,976)
Realized gain
   distributions                  --             --             --             --          --             --
                       -------------  -------------  -------------  -------------  ----------    -----------
Net realized gains
   (losses)               (6,502,957)    (2,612,013)    (6,633,865)   (11,069,529)   (234,527)      (548,976)
                       -------------  -------------  -------------  -------------  ----------    -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of
      period            (102,473,873)  (106,666,257)  (108,461,223)  (188,735,411)   (760,324)    (2,952,996)
   End of period         (23,151,149)   (10,677,836)   (25,401,721)   (57,796,175)  2,000,712      3,586,890
                       -------------  -------------  -------------  -------------  ----------    -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            79,322,724     95,988,421     83,059,502    130,939,236   2,761,036      6,539,886
                       -------------  -------------  -------------  -------------  ----------    -----------
Increase (decrease)
   in net assets from
   operations          $  77,386,919  $  94,713,790  $  75,788,607  $ 122,490,440  $3,172,692    $ 6,334,617
                       =============  =============  =============  =============  ==========    ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010

                                                    Government                                          Government
                           Asset        Capital    and Quality                  Asset       Capital    and Quality
                        Allocation   Appreciation      Bond       Growth     Allocation  Appreciation      Bond       Growth
                         Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                         (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                        -----------  ------------  -----------  -----------  ----------  ------------  -----------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $   268,288  $  (406,222)  $ 2,380,663  $    34,846  $   81,486  $   (675,471) $ 2,870,520  $   (2,498)
   Net realized gains
      (losses)             (202,096)    (901,704)      334,555   (2,815,125)   (115,639)   (3,404,544)     476,611    (250,157)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments        827,168   11,760,448    (1,327,057)   4,937,009     324,026    19,165,483   (1,743,494)    526,156
                        -----------  -----------   -----------  -----------  ----------  ------------  -----------  ----------
   Increase (decrease)
      in net assets
      from operations       893,360   10,452,522     1,388,161    2,156,730     289,873    15,085,468    1,603,637     273,501
                        -----------  -----------   -----------  -----------  ----------  ------------  -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                 2,181       87,662        17,157       32,011       4,017       292,507      312,227      73,408
      Cost of units
         redeemed        (1,293,762)  (7,229,492)   (8,756,062)  (4,174,468)   (227,409)   (7,011,055)  (5,762,816)   (239,843)
      Net transfers       1,223,748   (1,818,115)    1,118,188   (1,481,578)    392,666    (5,913,721)   3,844,995    (127,949)
      Contract
         maintenance
         charge                  --           --            --           --        (632)      (14,777)      (7,881)       (500)
                        -----------  -----------   -----------  -----------  ----------  ------------  -----------  ----------
   Increase (decrease)
      in net assets
      from capital
      transactions          (67,833)  (8,959,945)   (7,620,717)  (5,624,035)    168,642   (12,647,046)  (1,613,475)   (294,884)
                        -----------  -----------   -----------  -----------  ----------  ------------  -----------  ----------
Increase (decrease) in
   net assets               825,527    1,492,577    (6,232,556)  (3,467,305)    458,515     2,438,422       (9,838)    (21,383)
Net assets at
   beginning of period   13,343,319   89,668,733    72,083,413   45,414,987   4,282,607   126,060,954   92,731,206   4,853,062
                        -----------  -----------   -----------  -----------  ----------  ------------  -----------  ----------
Net assets at end of
   period               $14,168,846  $91,161,310   $65,850,857  $41,947,682  $4,741,122  $128,499,376  $92,721,368  $4,831,679
                        ===========  ===========   ===========  ===========  ==========  ============  ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   105        4,039         1,027        2,393         280        19,545       19,605       6,563
   Units redeemed           (76,162)    (437,334)     (515,815)    (331,924)    (16,289)     (467,715)    (359,956)    (21,211)
   Units transferred         84,555     (119,526)       68,288     (116,501)     26,913      (365,630)     239,620     (10,473)
                        -----------  -----------   -----------  -----------  ----------  ------------  -----------  ----------
Increase (decrease) in
   units outstanding          8,498     (552,821)     (446,500)    (446,032)     10,904      (813,800)    (100,731)    (25,121)
Beginning units             703,568    5,221,493     4,361,104    3,367,270     298,749     8,272,211    5,922,965     411,516
                        -----------  -----------   -----------  -----------  ----------  ------------  -----------  ----------
Ending units                712,066    4,668,672     3,914,604    2,921,238     309,653     7,458,411    5,822,234     386,395
                        ===========  ===========   ===========  ===========  ==========  ============  ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                          Natural   Aggressive    Alliance                 Blue Chip    Capital       Cash       Corporate
                         Resources    Growth      Growth       Balanced     Growth      Growth     Management       Bond
                         Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                         (Class 3)   (Class 1)   (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $   10,156  $  (34,587) $    14,980  $   215,256  $   (3,011) $   (8,446) $   (128,287) $ 4,575,658
   Net realized gains
      (losses)            (453,803)   (313,472)  (1,181,608)    (402,325)     11,222      (2,459)     (288,187)   1,569,769
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     1,578,593     663,689    2,489,034    1,098,523      57,633      73,260       256,453   (2,504,027)
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
   Increase (decrease)
      in net assets
      from operations    1,134,946     315,630    1,322,406      911,454      65,844      62,355      (160,021)   3,641,400
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold                8,880      30,297       20,482       14,260         105          19       303,059       35,834
      Cost of units
         redeemed         (457,032)   (319,112)  (1,965,899)  (1,533,857)   (133,478)   (468,319)  (10,602,558)  (8,693,231)
      Net transfers       (402,617)     (9,247)    (588,052)     (24,894)    (24,667)    340,702     7,324,969     (295,997)
      Contract
         maintenance
         charge             (1,116)         --           --           --          --          --            --           --
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        (851,885)   (298,062)  (2,533,469)  (1,544,491)   (158,040)   (127,598)   (2,974,530)  (8,953,394)
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease)
   in net assets           283,061      17,568   (1,211,063)    (633,037)    (92,196)    (65,243)   (3,134,551)  (5,311,994)
Net assets at
   beginning of period   8,588,981   4,910,061   26,182,996   19,367,710   1,162,098   1,617,471    20,531,580   82,939,768
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
Net assets at end of
   period               $8,872,042  $4,927,629  $24,971,933  $18,734,673  $1,069,902  $1,552,228  $ 17,397,029  $77,627,774
                        ==========  ==========  ===========  ===========  ==========  ==========  ============  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                  748       3,917          574        1,071          19           3        25,589        1,446
   Units redeemed          (43,468)    (32,697)    (109,894)    (105,258)    (23,439)    (68,131)     (867,817)    (437,902)
   Units transferred       (36,492)     (4,352)     (43,316)         798      (4,227)     47,519       598,331      (16,099)
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in
   units outstanding       (79,212)    (33,132)    (152,636)    (103,389)    (27,647)    (20,609)     (243,897)    (452,555)
Beginning units            797,301     452,977    1,276,844    1,331,189     196,720     217,991     1,662,599    4,262,004
                        ----------  ----------  -----------  -----------  ----------  ----------  ------------  -----------
Ending units               718,089     419,845    1,124,208    1,227,800     169,073     197,382     1,418,702    3,809,449
                        ==========  ==========  ===========  ===========  ==========  ==========  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                           Davis
                          Venture     "Dogs" of    Emerging       Equity       Equity      Fundamental    Global        Global
                           Value     Wall Street    Markets       Index     Opportunities     Growth       Bond        Equities
                         Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                         (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                        -----------  -----------  -----------  -----------  -------------  -----------  -----------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $    96,210  $   61,374   $    91,089  $    84,286   $     9,489   $   (81,354) $   579,175  $   57,359
   Net realized gains
      (losses)           (1,792,358)   (104,159)      445,062     (154,768)     (738,086)     (412,181)     405,041    (191,957)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      5,696,910     245,562     1,289,521      679,322     1,647,762     1,764,056     (131,303)    614,790
                        -----------  ----------   -----------  -----------   -----------   -----------  -----------  ----------
   Increase (decrease)
      in net assets
      from operations     4,000,762     202,777     1,825,672      608,840       919,165     1,270,521      852,913     480,192
                        -----------  ----------   -----------  -----------   -----------   -----------  -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                44,193         734        10,204       13,311         7,140         9,011        3,270       4,284
      Cost of units
         redeemed        (6,872,578)   (357,064)   (1,287,374)    (818,678)     (925,254)     (888,347)  (1,875,133)   (521,184)
      Net transfers      (1,320,859)    117,045       599,094      (99,663)     (474,301)     (159,587)     682,997      58,419
      Contract
         maintenance
         charge                  --          --            --           --            --            --           --          --
                        -----------  ----------   -----------  -----------   -----------   -----------  -----------  ----------
   Increase (decrease)
      in net assets
      from capital
      transactions       (8,149,244)   (239,285)     (678,076)    (905,030)   (1,392,415)   (1,038,923)  (1,188,866)   (458,481)
                        -----------  ----------   -----------  -----------   -----------   -----------  -----------  ----------
Increase (decrease)
   in net assets         (4,148,482)    (36,508)    1,147,596     (296,190)     (473,250)      231,598     (335,953)     21,711
Net assets at
   beginning of period   77,486,056   3,064,652    11,930,433   11,187,954    11,559,562    12,234,593   16,435,450   6,257,961
                        -----------  ----------   -----------  -----------   -----------   -----------  -----------  ----------
Net assets at end of
   period               $73,337,574  $3,028,144   $13,078,029  $10,891,764   $11,086,312   $12,466,191  $16,099,497  $6,279,672
                        ===========  ==========   ===========  ===========   ===========   ===========  ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 1,838          60           385        1,404           582           588          139         183
   Units redeemed          (467,656)    (27,102)      (53,413)     (94,612)      (77,380)      (97,700)    (104,654)    (37,795)
   Units transferred       (102,193)      7,569        21,494      (11,867)      (38,510)      (18,812)      38,480       5,732
                        -----------  ----------   -----------  -----------   -----------   -----------  -----------  ----------
Increase (decrease) in
   units outstanding       (568,011)    (19,473)      (31,534)    (105,075)     (115,308)     (115,924)     (66,035)    (31,880)
Beginning units           5,019,192     245,172       529,158    1,249,940       954,759     1,279,596      943,118     456,589
                        -----------  ----------   -----------  -----------   -----------   -----------  -----------  ----------
Ending units              4,451,181     225,699       497,624    1,144,865       839,451     1,163,672      877,083     424,709
                        ===========  ==========   ===========  ===========   ===========   ===========  ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                                                               International International       MFS
                           Growth       Growth-     High-Yield  Diversified   Growth and    Massachusetts    MFS Total    Mid-Cap
                        Opportunities    Income       Bond       Equities       Income     Investors Trust    Return      Growth
                          Portfolio    Portfolio    Portfolio    Portfolio    Portfolio       Portfolio      Portfolio   Portfolio
                          (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)       (Class 1)      (Class 1)   (Class 1)
                        ------------- -----------  -----------  ----------- -------------- --------------- ------------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)      $   (8,976)  $    40,311  $ 1,396,819  $  234,242   $   415,322      $   16,708   $  2,442,197  $  (20,673)
   Net realized gains
      (losses)              (24,623)   (1,590,741)    (634,355)    (11,071)   (1,033,612)         62,058     (2,276,727)    (54,931)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments        194,432     2,603,059      228,160     395,651     1,435,956         106,578      4,247,185     554,385
                         ----------   -----------  -----------  ----------   -----------      ----------   ------------  ----------
   Increase (decrease)
      in net assets
      from operations       160,833     1,052,629      990,624     618,822       817,666         185,344      4,412,655     478,781
                         ----------   -----------  -----------  ----------   -----------      ----------   ------------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                   914        12,002        8,791       4,454        12,201           1,392         71,144       1,787
      Cost of units
         redeemed          (188,735)   (1,754,075)  (1,928,889)   (563,406)   (1,128,530)       (632,421)   (11,258,661)   (233,106)
      Net transfers         149,274    (1,002,008)     201,859     (22,081)      (27,327)        350,487        290,672     336,336
      Contract
         maintenance
         charge                  --            --           --          --            --              --             --          --
                         ----------   -----------  -----------  ----------   -----------      ----------   ------------  ----------
   Increase (decrease)
      in net assets
      from capital
      transactions          (38,547)   (2,744,081)  (1,718,239)   (581,033)   (1,143,656)       (280,542)   (10,896,845)    105,017
                         ----------   -----------  -----------  ----------   -----------      ----------   ------------  ----------
Increase (decrease) in
   net assets               122,286    (1,691,452)    (727,615)     37,789      (325,990)        (95,198)    (6,484,190)    583,798
Net assets at
   beginning of period    1,614,772    21,795,448   16,112,514   7,049,135    12,692,943       4,622,329    111,383,180   3,721,809
                         ----------   -----------  -----------  ----------   -----------      ----------   ------------  ----------
Net assets at end of
   period                $1,737,058   $20,103,996  $15,384,899  $7,086,924   $12,366,953      $4,527,131   $104,898,990  $4,305,607
                         ==========   ===========  ===========  ==========   ===========      ==========   ============  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   163           484          491         319           805             139          4,678         211
   Units redeemed           (33,478)     (107,064)    (120,073)    (58,727)     (100,834)        (62,143)      (723,649)    (26,887)
   Units transferred         27,185      (100,739)      10,540      (1,990)        3,744          34,251         12,749      35,737
                         ----------   -----------  -----------  ----------   -----------      ----------   ------------  ----------
Increase (decrease) in
   units outstanding         (6,130)     (207,319)    (109,042)    (60,398)      (96,285)        (27,753)      (706,222)      9,061
Beginning units             282,175     1,339,853    1,007,680     735,805     1,094,527         432,720      7,118,289     415,544
                         ----------   -----------  -----------  ----------   -----------      ----------   ------------  ----------
Ending units                276,045     1,132,534      898,638     675,407       998,242         404,967      6,412,067     424,605
                         ==========   ===========  ===========  ==========   ===========      ==========   ============  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                                      Small                                Total
                           Real       Company                 Telecom     Return     Aggressive    Alliance
                          Estate       Value    Technology    Utility      Bond        Growth      Growth      Balanced
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                         (Class 1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 3)   (Class 3)    (Class 3)
                        ----------  ----------  ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $   64,733  $   (9,988)  $ (2,486)  $   43,580  $   507,451  $  (2,276)  $     7,990  $   33,903
   Net realized gains
      (losses)            (828,753)    122,218     21,104      (63,508)     292,827    (64,311)      (74,855)    (31,604)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     1,007,271     115,781     25,034      248,306     (279,746)    81,140       698,273     160,674
                        ----------  ----------   --------   ----------  -----------  ---------   -----------  ----------
   Increase (decrease)
      in net assets
      from operations      243,251     228,011     43,652      228,378      520,532     14,553       631,408     162,973
                        ----------  ----------   --------   ----------  -----------  ---------   -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                5,267       3,293      1,201        1,549        4,694         --         2,033     414,081
      Cost of units
         redeemed         (579,693)   (267,991)   (69,820)    (132,603)  (2,306,208)   (29,046)     (831,775)   (155,636)
      Net transfers        (22,630)    478,825     (1,267)     (76,216)   5,150,838    (98,934)     (310,668)   (121,461)
      Contract
         maintenance
         charge                 --          --         --           --           --        (72)       (1,338)       (362)
                        ----------  ----------   --------   ----------  -----------  ---------   -----------  ----------
   Increase (decrease)
      in net assets
      from capital
      transactions        (597,056)    214,127    (69,886)    (207,270)   2,849,324   (128,052)   (1,141,748)    136,622
                        ----------  ----------   --------   ----------  -----------  ---------   -----------  ----------
Increase (decrease) in
   net assets             (353,805)    442,138    (26,234)      21,108    3,369,856   (113,499)     (510,340)    299,595
Net assets at
   beginning of period   5,984,972   5,017,112    453,275    2,123,879   20,624,924    538,324    12,172,881   3,067,877
                        ----------  ----------   --------   ----------  -----------  ---------   -----------  ----------
Net assets at end of
   period               $5,631,167  $5,459,250   $427,041   $2,144,987  $23,994,780  $ 424,825   $11,662,541  $3,367,472
                        ==========  ==========   ========   ==========  ===========  =========   ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                  211         166        541           88          247         --           291      42,602
   Units redeemed          (22,684)    (11,417)   (30,870)     (10,410)    (120,673)    (4,056)     (112,293)    (15,997)
   Units transferred        (1,243)     14,898       (178)      (6,199)     267,064    (14,493)      (40,377)    (13,001)
                        ----------  ----------   --------   ----------  -----------  ---------   -----------  ----------
Increase (decrease) in
   units outstanding       (23,716)      3,647    (30,507)     (16,521)     146,638    (18,549)     (152,379)     13,604
Beginning units            243,412     196,455    205,324      156,310    1,092,584     69,587     1,563,530     319,769
                        ----------  ----------   --------   ----------  -----------  ---------   -----------  ----------
Ending units               219,696     200,102    174,817      139,789    1,239,222     51,038     1,411,151     333,373
                        ==========  ==========   ========   ==========  ===========  =========   ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                                                                              Davis
                         Blue Chip    Capital      Cash        Corporate     Venture     "Dogs" of     Emerging      Equity
                          Growth      Growth     Management      Bond         Value     Wall Street    Markets    Opportunities
                         Portfolio   Portfolio   Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                         (Class 3)   (Class 3)   (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                        ----------  ----------  -----------  ------------  -----------  -----------  -----------  -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $   (6,729) $  (19,840) $   (69,869) $ 10,385,985  $   (10,137) $   19,731   $    71,512   $   (1,028)
   Net realized gains
      (losses)             (10,802)   (128,269)    (174,156)    2,807,537   (4,663,406)    (40,753)     (397,245)     (99,032)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments       136,187     356,489      133,921    (5,045,170)  10,192,628      93,059     1,956,373      214,139
                        ----------  ----------  -----------  ------------  -----------  ----------   -----------   ----------
   Increase (decrease)
      in net assets
      from operations      118,656     208,380     (110,104)    8,148,352    5,519,085      72,037     1,630,640      114,079
                        ----------  ----------  -----------  ------------  -----------  ----------   -----------   ----------
From capital
   transactions:
      Net proceeds
         from units
         sold               25,050       3,134      418,758       563,533      244,433          --        31,618       23,980
      Cost of units
         redeemed         (133,780)   (158,791)  (6,346,574)  (13,319,596)  (5,362,825)    (65,917)     (490,007)     (37,876)
      Net transfers        262,099     (54,249)   6,046,336    (1,073,358)  (2,641,068)    454,051       234,201      133,905
      Contract
         maintenance
         charge               (230)       (294)      (2,311)      (19,311)     (10,741)       (153)         (938)        (111)
                        ----------  ----------  -----------  ------------  -----------  ----------   -----------   ----------
   Increase (decrease)
      in net assets
      from capital
      transactions         153,139    (210,200)     116,209   (13,848,732)  (7,770,201)    387,981      (225,126)     119,898
                        ----------  ----------  -----------  ------------  -----------  ----------   -----------   ----------
Increase (decrease) in
   net assets              271,795      (1,820)       6,105    (5,700,380)  (2,251,116)    460,018     1,405,514      233,977
Net assets at
   beginning of period   1,290,834   3,721,024   10,857,389   193,626,348   98,476,046     766,925    10,970,729    1,054,142
                        ----------  ----------  -----------  ------------  -----------  ----------   -----------   ----------
Net assets at end of
   period               $1,562,629  $3,719,204  $10,863,494  $187,925,968  $96,224,930  $1,226,943   $12,376,243   $1,288,119
                        ==========  ==========  ===========  ============  ===========  ==========   ===========   ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                4,300         451       35,875        28,621       18,519          --         1,213        2,256
   Units redeemed          (23,139)    (22,725)    (544,379)     (679,991)    (403,516)     (4,721)      (18,815)      (3,452)
   Units transferred        48,053      (5,900)     517,395       (68,716)    (187,074)     31,609         7,771       12,588
                        ----------  ----------  -----------  ------------  -----------  ----------   -----------   ----------
Increase (decrease) in
   units outstanding        29,214     (28,174)       8,891      (720,086)    (572,071)     26,888        (9,831)      11,392
Beginning units            220,394     506,120      925,860    10,147,495    7,158,170      55,223       430,023       94,238
                        ----------  ----------  -----------  ------------  -----------  ----------   -----------   ----------
Ending units               249,608     477,946      934,751     9,427,409    6,586,099      82,111       420,192      105,630
                        ==========  ==========  ===========  ============  ===========  ==========   ===========   ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                                                                                                                   International
                          Foreign    Fundamental    Global       Global       Growth        Growth-    High-Yield   Diversifie
                           Value       Growth        Bond       Equities   Opportunities    Income       Bond        Equities
                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio   Portfolio     Portfolio
                         (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)   (Class 3)     (Class 3)
                        -----------  -----------  -----------  ----------  -------------  ----------  -----------  ------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $   757,404  $  (18,420)  $   892,394  $   12,653   $  (104,069)  $    8,091  $ 3,391,693   $  184,257
   Net realized gains
      (losses)           (2,133,404)   (153,559)      542,672     (89,209)      (48,584)    (362,090)  (1,491,494)    (242,906)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      4,439,868     549,797      (102,123)    192,025     2,023,046      609,701      465,416      574,831
                        -----------  ----------   -----------  ----------   -----------   ----------  -----------   ----------
   Increase (decrease)
      in net assets
      from operations     3,063,868     377,818     1,332,943     115,469     1,870,393      255,702    2,365,615      516,182
                        -----------  ----------   -----------  ----------   -----------   ----------  -----------   ----------
From capital
   transactions:
      Net proceeds
         from units
         sold               256,881       2,001        23,445          --        66,208       13,128       35,847       28,575
      Cost of units
         redeemed        (2,891,413)   (151,043)   (1,420,040)    (36,098)     (804,348)    (256,939)  (2,752,607)    (255,122)
      Net transfers       2,737,545    (196,893)      768,959      59,688       138,209     (164,994)    (489,284)     (58,830)
      Contract
         maintenance
         charge              (5,529)       (120)       (2,399)       (143)       (1,301)        (476)      (4,519)        (601)
                        -----------  ----------   -----------  ----------   -----------   ----------  -----------   ----------
   Increase (decrease)
      in net assets
      from capital
      transactions           97,484    (346,055)     (630,035)     23,447      (601,232)    (409,281)  (3,210,563)    (285,978)
                        -----------  ----------   -----------  ----------   -----------   ----------  -----------   ----------
Increase (decrease) in
   net assets             3,161,352      31,763       702,908     138,916     1,269,161     (153,579)    (844,948)     230,204
Net assets at
   beginning of period   60,706,930   3,410,422    26,465,854   1,287,438    19,069,413    4,846,592   39,518,502    5,745,607
                        -----------  ----------   -----------  ----------   -----------   ----------  -----------   ----------
Net assets at end of
   period               $63,868,282  $3,442,185   $27,168,762  $1,426,354   $20,338,574   $4,693,013  $38,673,554   $5,975,811
                        ===========  ==========   ===========  ==========   ===========   ==========  ===========   ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                27,935         316         1,402          --        11,686        1,762        2,341        3,178
   Units redeemed          (320,027)    (24,062)      (83,261)     (4,270)     (148,287)     (31,886)    (179,838)     (31,164)
   Units transferred        321,655     (26,823)       40,598       6,977        37,466      (19,859)     (34,441)      (7,539)
                        -----------  ----------   -----------  ----------   -----------   ----------  -----------   ----------
Increase (decrease) in
   units outstanding         29,563     (50,569)      (41,261)      2,707       (99,135)     (49,983)    (211,938)     (35,525)
Beginning units           6,529,426     531,294     1,619,008     143,787     3,373,930      572,944    2,616,062      686,627
                        -----------  ----------   -----------  ----------   -----------   ----------  -----------   ----------
Ending units              6,558,989     480,725     1,577,747     146,494     3,274,795      522,961    2,404,124      651,102
                        ===========  ==========   ===========  ==========   ===========   ==========  ===========   ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                        International    Marsico         MFS                                                 Small &       Small
                         Growth and      Focused    Massachusetts     MFS Total     Mid-Cap        Real      Mid Cap      Company
                           Income         Growth   Investors Trust      Return      Growth        Estate      Value        Value
                          Portfolio     Portfolio     Portfolio       Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                          (Class 3)     (Class 3)     (Class 3)       (Class 3)    (Class 3)    (Class 3)   (Class 3)    (Class 3)
                        -------------  ----------  ---------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)      $ 1,249,188   $   (9,791)   $    57,692    $  2,672,511  $  (16,068) $   248,948  $  (170,659) $   (33,761)
   Net realized gains
      (losses)            (4,551,478)    (139,589)       (94,192)     (3,680,117)    (48,816)    (356,206)    (453,232)    (566,872)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments       6,218,906      399,324      1,417,260       6,148,579     495,462    1,122,577    3,000,191    2,469,902
                         -----------   ----------    -----------    ------------  ----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from operations      2,916,616      249,944      1,380,760       5,140,973     430,578    1,015,319    2,376,300    1,869,269
                         -----------   ----------    -----------    ------------  ----------  -----------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold                 49,897       13,564        155,441         325,248      50,452       57,247      106,808       51,827
      Cost of units
         redeemed         (1,879,030)    (161,202)    (1,223,652)     (8,498,407)   (100,475)  (1,042,825)  (2,117,022)  (1,520,943)
      Net transfers         (667,755)      93,951      1,444,858      (3,077,283)    790,878      (35,880)  (1,360,209)  (1,116,483)
      Contract
         maintenance
         charge               (3,416)        (337)        (1,847)        (14,942)       (313)      (1,806)      (3,479)      (2,760)
                         -----------   ----------    -----------    ------------  ----------  -----------  -----------  -----------
   Increase (decrease)
      in net assets
      from capital
      transactions        (2,500,304)     (54,024)       374,800     (11,265,384)    740,542   (1,023,264)  (3,373,902)  (2,588,359)
                         -----------   ----------    -----------    ------------  ----------  -----------  -----------  -----------
Increase (decrease) in
   net assets                416,312      195,920      1,755,560      (6,124,411)  1,171,120       (7,945)    (997,602)    (719,090)
Net assets at
   beginning of period    39,102,219    2,839,063     27,533,113     133,562,906   2,504,081   24,538,873   49,530,176   29,592,411
                         -----------   ----------    -----------    ------------  ----------  -----------  -----------  -----------
Net assets at end of
   period                $39,518,531   $3,034,983    $29,288,673    $127,438,495  $3,675,201  $24,530,928  $48,532,574  $28,873,321
                         ===========   ==========    ===========    ============  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                  4,860        1,481         14,847          20,907       5,272        2,214       10,332        5,927
   Units redeemed           (180,110)     (17,148)      (121,415)       (555,392)    (11,709)     (40,053)    (202,695)    (172,669)
   Units transferred         (30,213)      10,359        154,892        (205,691)     90,673       (6,124)     (86,085)    (108,295)
                         -----------   ----------    -----------    ------------  ----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding        (205,463)      (5,308)        48,324        (740,176)     84,236      (43,963)    (278,448)    (275,037)
Beginning units            3,640,836      301,502      2,600,213       8,613,941     281,931      940,383    4,387,802    3,141,661
                         -----------   ----------    -----------    ------------  ----------  -----------  -----------  -----------
Ending units               3,435,373      296,194      2,648,537       7,873,765     366,167      896,420    4,109,354    2,866,624
                         ===========   ==========    ===========    ============  ==========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                   (continued)

                                                  Total     Invesco Van                  Invesco Van
                                     Telecom     Return     Kampen V.I.   Invesco Van    Kampen V.I.   Growth and      Mid Cap
                        Technology   Utility      Bond        Capital     Kampen V.I.    Growth and       Income       Value
                         Portfolio  Portfolio   Portfolio   Growth Fund  Comstock Fund   Income Fund    Portfolio    Portfolio
                        (Class 3)   (Class 3)   (Class 3)   (Series II)   (Series II)    (Series II)   (Class VC)    (Class VC)
                        ----------  ---------  -----------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)      $ (3,759)  $ 15,818   $ 1,512,200  $   (41,597) $ (1,366,597)  $ (1,424,406) $    (39,855) $   (167,259)
   Net realized gains
      (losses)             50,715     (6,073)    1,304,417      191,491    (6,583,466)    (4,718,890)   (4,538,622)   (5,274,282)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments       19,199     74,675    (1,061,752)     497,384    25,213,616     14,708,044    11,417,005    15,114,897
                         --------   --------   -----------  -----------  ------------   ------------  ------------  ------------
   Increase (decrease)
      in net assets
      from operations      66,155     84,420     1,754,865      647,278    17,263,553      8,564,748     6,838,528     9,673,356
                         --------   --------   -----------  -----------  ------------   ------------  ------------  ------------
From capital
   transactions:
      Net proceeds
         from units
         sold                  --         --       490,269        6,362       535,799        550,581       299,271       237,531
      Cost of units
         redeemed         (14,229)   (11,653)   (3,840,532)    (802,904)  (19,217,979)   (18,648,556)  (12,674,819)   (8,099,792)
      Net transfers        31,213     53,216     8,058,608     (214,177)   (4,221,047)    (1,827,324)   (3,991,969)   (3,214,379)
      Contract
         maintenance
         charge               (61)      (104)       (5,960)        (267)      (16,731)       (17,767)       (7,789)       (3,991)
                         --------   --------   -----------  -----------  ------------   ------------  ------------  ------------
   Increase (decrease)
      in net assets
      from capital
      transactions          16,923     41,459     4,702,385   (1,010,986)  (22,919,958)   (19,943,066)  (16,375,306)  (11,080,631)
                          --------   --------   -----------  -----------  ------------   ------------  ------------  ------------
Increase (decrease) in
   net assets               83,078    125,879     6,457,250     (363,708)   (5,656,405)   (11,378,318)   (9,536,778)   (1,407,275)
Net assets at
   beginning of period     691,777    723,892    76,162,443    7,944,554   257,294,911    274,405,440   163,475,589   100,348,573
                          --------   --------   -----------  -----------  ------------   ------------  ------------  ------------
Net assets at end of
   period                 $774,855   $849,771   $82,619,693  $ 7,580,846  $251,638,506   $263,027,122  $153,938,811  $ 98,941,298
                          ========   ========   ===========  ===========  ============   ============  ============  ============
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   --         --        26,325          721        39,217         39,053        23,399        15,709
   Units redeemed           (6,702)    (1,126)     (206,052)     (79,230)   (1,610,498)    (1,377,925)   (1,118,404)     (635,955)
   Units transferred        10,887      4,786       427,609      (22,953)     (333,109)       (95,832)     (340,666)     (254,053)
                          --------   --------   -----------  -----------  ------------   ------------  ------------  ------------
Increase (decrease) in
   units outstanding         4,185      3,660       247,882     (101,462)   (1,904,390)    (1,434,704)   (1,435,671)     (874,299)
Beginning units            316,033     69,438     4,202,010      767,800    21,032,261     19,037,638    13,672,902     7,674,773
                          --------   --------   -----------  -----------  ------------   ------------  ------------  ------------
Ending units               320,218     73,098     4,449,892      666,338    19,127,871     17,602,934    12,237,231     6,800,474
                          ========   ========   ===========  ===========  ============   ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                Franklin
                                                                                  Franklin    Templeton VIP
                            Asset        Global                      Growth-       Income    Founding Funds      Real
                         Allocation      Growth        Growth        Income      Securities    Allocation       Return
                            Fund          Fund          Fund          Fund          Fund          Fund         Portfolio
                          (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)      (Class 2)    (Class 3) (1)
                        ------------  ------------  ------------  ------------  -----------  --------------  -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $  4,588,937  $  2,754,866  $    332,256  $  3,752,611  $   749,885   $   377,897     $   13,906
   Net realized gains
      (losses)            (3,421,873)   (1,000,643)   (3,634,505)   (8,568,086)     (90,845)     (191,449)           869
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      21,446,828    26,637,712    26,045,396    25,433,597      117,447       949,819        (11,142)
                        ------------  ------------  ------------  ------------  -----------   -----------     ----------
   Increase (decrease)
      in net assets
      from operations     22,613,892    28,391,935    22,743,147    20,618,122      776,487     1,136,267          3,633
                        ------------  ------------  ------------  ------------  -----------   -----------     ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                826,166       703,292       343,026       879,789       11,711        37,596         34,231
      Cost of units
         redeemed        (24,210,544)  (21,884,688)  (17,807,957)  (30,371,667)    (634,416)     (983,308)       (42,324)
      Net transfers       (5,954,383)   (5,350,847)   (7,123,383)   (6,805,731)     988,365       333,366      2,001,007
      Contract
         maintenance
         charge              (24,217)      (22,088)      (14,235)      (28,643)      (1,274)       (2,405)           (49)
                        ------------  ------------  ------------  ------------  -----------   -----------     ----------
   Increase (decrease)
      in net assets
      from capital
      transactions       (29,362,978)  (26,554,331)  (24,602,549)  (36,326,252)     364,386      (614,751)     1,992,865
                        ------------  ------------  ------------  ------------  -----------   -----------     ----------
Increase (decrease) in
   net assets             (6,749,086)    1,837,604    (1,859,402)  (15,708,130)   1,140,873       521,516      1,996,498
Net assets at
   beginning of period   350,977,590   320,908,146   253,434,644   453,154,537   12,413,390    24,582,687             --
                        ------------  ------------  ------------  ------------  -----------   -----------     ----------
Net assets at end of
   period               $344,228,504  $322,745,750  $251,575,242  $437,446,407  $13,554,263   $25,104,203     $1,996,498
                        ============  ============  ============  ============  ===========   ===========     ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 48,556        29,976        16,836        51,345        1,194         4,074          2,944
   Units redeemed         (1,567,164)     (993,453)     (953,677)   (1,924,041)     (63,335)     (111,653)        (3,665)
   Units transferred        (389,188)     (242,136)     (379,394)     (426,832)      98,289        34,187        172,178
                        ------------  ------------  ------------  ------------  -----------   -----------     ----------
Increase (decrease) in
   units outstanding      (1,907,796)   (1,205,613)   (1,316,235)   (2,299,528)      36,148       (73,392)       171,457
Beginning units           22,456,212    14,487,215    13,360,013    27,563,259    1,239,046     2,744,267             --
                        ------------  ------------  ------------  ------------  -----------   -----------     ----------
Ending units              20,548,416    13,281,602    12,043,778    25,263,731    1,275,194     2,670,875        171,457
                        ============  ============  ============  ============  ===========   ===========     ==========

(1)  For the period from May 3, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010

                                                                                                          Government
                           Asset      Capital       Government                    Asset      Capital     and Quality
                        Allocation  Appreciation   and Quality       Growth    Allocation  Appreciation     Bond        Growth
                         Portfolio   Portfolio    Bond Portfolio   Portfolio    Portfolio   Portfolio     Portfolio    Portfolio
                         (Class 1)   (Class 1)      (Class 1)      (Class 1)    (Class 3)   (Class 3)     (Class 3)    (Class 3)
                       -----------  ------------  --------------  -----------  ----------  ------------  -----------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $   335,809  $   (778,487)  $  3,079,911   $    42,558  $  101,178  $   (976,716) $ 3,267,112  $   (6,969)
   Net realized gains
      (losses)            (508,087)   (3,372,986)       339,765    (4,683,477)   (361,258)   (4,640,350)     204,781    (686,382)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     3,323,430    34,639,900        293,670    19,331,547   1,248,465    46,673,741      623,481   2,230,001
                       -----------  ------------   ------------   -----------  ----------  ------------  -----------  ----------
   Increase
      (decrease) in
      net assets
      from operations    3,151,152    30,488,427      3,713,346    14,690,628     988,385    41,056,675    4,095,374   1,536,650
                       -----------  ------------   ------------   -----------  ----------  ------------  -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold               16,326        91,786         46,051        74,729       4,079       896,382      657,392      71,342
      Cost of units
         redeemed       (1,625,460)  (10,781,825)   (14,710,307)   (5,738,591)   (421,950)   (7,318,276)  (6,147,189)   (387,815)
      Net transfers        258,189    (2,132,927)    (2,937,170)   (1,817,739)    218,146    (2,686,202)  12,764,249    (336,314)
      Contract
         maintenance
         charge                 --            --             --            --      (1,044)      (22,366)     (13,590)       (833)
                       -----------  ------------   ------------   -----------  ----------  ------------  -----------  ----------
   Increase
      (decrease) in
      net assets
      from capital
      transactions      (1,350,945)  (12,822,966)   (17,601,426)   (7,481,601)   (200,769)   (9,130,462)   7,260,862    (653,620)
                       -----------  ------------   ------------   -----------  ----------  ------------  -----------  ----------
Increase (decrease)
   in net assets         1,800,207    17,665,461    (13,888,080)    7,209,027     787,616    31,926,213   11,356,236     883,030
Net assets at
   beginning of
   period               11,543,112    72,003,272     85,971,493    38,205,960   3,494,991    94,134,741   81,374,970   3,970,032
                       -----------  ------------   ------------   -----------  ----------  ------------  -----------  ----------
Net assets at end of
   period              $13,343,319  $ 89,668,733   $ 72,083,413   $45,414,987  $4,282,607  $126,060,954  $92,731,206  $4,853,062
                       ===========  ============   ============   ===========  ==========  ============  ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
   OUTSTANDING:
   Units sold                1,030         3,816          2,651         3,064         310        66,466       42,738       6,720
   Units redeemed          (93,565)     (746,485)      (917,130)     (487,888)    (31,846)     (548,811)    (400,268)    (35,990)
   Units transferred        22,851      (139,619)      (193,239)     (155,924)     18,633      (174,113)     837,825     (31,888)
                       -----------  ------------   ------------   -----------  ----------  ------------  -----------  ----------
Increase (decrease)
   in units
   outstanding             (69,684)     (882,288)    (1,107,718)     (640,748)    (12,903)     (656,458)     480,295     (61,158)
Beginning units            773,252     6,103,781      5,468,822     4,008,018     311,652     8,928,669    5,442,670     472,674
                       -----------  ------------   ------------   -----------  ----------  ------------  -----------  ----------
Ending units               703,568     5,221,493      4,361,104     3,367,270     298,749     8,272,211    5,922,965     411,516
                       ===========  ============   ============   ===========  ==========  ============  ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                         Natural   Aggressive    Alliance                 Blue Chip    Capital       Cash       Corporate
                        Resources    Growth       Growth      Balanced     Growth       Growth    Management       Bond
                        Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                        (Class 3)   (Class 1)   (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $   10,738  $  (43,055) $  (153,112) $   387,856  $   (6,022) $  (13,892) $    435,879  $  4,175,449
   Net realized gains
      (losses)           (535,975)   (583,755)  (1,419,313)    (908,253)     (5,093)    (20,835)     (791,461)    1,287,154
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    3,290,647   2,276,291    8,693,181    5,061,319     315,757     471,114        65,377    14,196,538
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      operations        2,765,410   1,649,481    7,120,756    4,540,922     304,642     436,387      (290,205)   19,659,141
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
From capital
   transactions:
      Net proceeds
         from units
         sold              20,406     131,626       61,161       15,236         318          29       727,099        68,135
      Cost of units
         redeemed        (789,438)   (470,915)  (2,416,031)  (2,480,718)   (187,390)   (389,080)  (20,717,039)  (14,698,978)
      Net transfers        72,911      59,230        2,039      238,438     105,578     391,691    (3,862,044)    1,594,431
      Contract
         maintenance
         charge            (1,749)         --           --           --          --          --            --            --
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      capital
      transactions       (697,870)   (280,059)  (2,352,831)  (2,227,044)    (81,494)      2,640   (23,851,984)  (13,036,412)
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
Increase (decrease)
   in net assets        2,067,540   1,369,422    4,767,925    2,313,878     223,148     439,027   (24,142,189)    6,622,729
Net assets at
   beginning of
   period               6,521,441   3,540,639   21,415,071   17,053,832     938,950   1,178,444    44,673,769    76,317,039
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
Net assets at end of
   period              $8,588,981  $4,910,061  $26,182,996  $19,367,710  $1,162,098  $1,617,471  $ 20,531,580  $ 82,939,768
                       ==========  ==========  ===========  ===========  ==========  ==========  ============  ============
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold               1,961      16,751        1,833          973          69           4        60,867         3,363
   Units redeemed         (76,369)    (57,974)    (161,396)    (196,332)    (36,479)    (59,233)   (1,666,881)     (822,604)
   Units transferred        7,138      10,982        6,563       20,978      21,595      65,317      (374,818)       90,144
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
Increase (decrease)
   in units
   outstanding            (67,270)    (30,241)    (153,000)    (174,381)    (14,815)      6,088    (1,980,832)     (729,097)
Beginning units           864,571     483,218    1,429,844    1,505,570     211,535     211,903     3,643,431     4,991,101
                       ----------  ----------  -----------  -----------  ----------  ----------  ------------  ------------
Ending units              797,301     452,977    1,276,844    1,331,189     196,720     217,991     1,662,599     4,262,004
                       ==========  ==========  ===========  ===========  ==========  ==========  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                       Davis Venture   "Dogs" of     Emerging                    Equity      Fundamental                 Global
                           Value      Wall Street    Markets    Equity Index  Opportunities     Growth    Global Bond   Equities
                         Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                         (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                       -------------  -----------  -----------  ------------  -------------  -----------  -----------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $    420,225   $   96,305   $  (118,751) $   132,820    $    32,211   $  (125,947) $   420,549  $   87,902
   Net realized gains
      (losses)           (1,626,830)    (258,948)   (6,088,020)    (370,390)    (1,537,622)     (759,588)     782,698    (325,581)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     24,627,622    1,040,448    10,207,814    3,498,704      4,660,113     4,278,088      581,061   2,027,108
                       ------------   ----------   -----------  -----------    ------------  -----------  -----------  ----------
   Increase
      (decrease) in
      net assets
      from operations    23,421,017      877,805     4,001,043    3,261,134      3,154,702     3,392,553    1,784,308   1,789,429
                       ------------   ----------   -----------  -----------    ------------  -----------  -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold               119,554        4,398         4,214       22,129         24,635        27,948       15,231      15,102
      Cost of units
         redeemed        (9,627,072)    (400,516)   (1,118,230)  (1,436,951)    (1,536,130)   (1,463,857)  (2,735,343)   (886,613)
      Net transfers      (1,700,070)     219,257     1,256,555      (15,484)      (384,628)     (290,622)     844,963     412,319
      Contract
         maintenance
         charge                  --           --            --           --             --            --           --          --
                       ------------   ----------   -----------  -----------    ------------  -----------  -----------  ----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions      (11,207,588)    (176,861)      142,539   (1,430,306)    (1,896,123)   (1,726,531)  (1,875,149)   (459,192)
                       ------------   ----------   -----------  -----------    ------------  -----------  -----------  ----------
Increase (decrease)
   in net assets         12,213,429      700,944     4,143,582    1,830,828      1,258,579     1,666,022      (90,841)  1,330,237
Net assets at
   beginning of
   period                65,272,627    2,363,708     7,786,851    9,357,126     10,300,983    10,568,571   16,526,291   4,927,724
                       ------------   ----------   -----------  -----------    ------------  -----------  -----------  ----------
Net assets at end of
   period              $ 77,486,056   $3,064,652   $11,930,433  $11,187,954    $11,559,562   $12,234,593  $16,435,450  $6,257,961
                       ============   ==========   ===========  ===========    ============  ===========  ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                 4,887          381           202        2,781          2,224         3,542          885       1,208
   Units redeemed          (706,332)     (35,508)      (55,774)    (177,121)      (142,281)     (194,768)    (159,546)    (83,133)
   Units transferred       (131,582)      18,396        53,216       (2,209)       (42,691)      (51,387)      47,108      49,263
                       ------------   ----------   -----------  -----------    ------------  -----------  -----------  ----------
Increase (decrease)
   in units
   outstanding             (833,027)     (16,731)       (2,356)    (176,549)      (182,748)     (242,613)    (111,553)    (32,662)
Beginning units           5,852,219      261,903       531,514    1,426,489      1,137,507     1,522,209    1,054,671     489,251
                       ------------   ----------   -----------  -----------    ------------  -----------  -----------  ----------
Ending units              5,019,192      245,172       529,158    1,249,940        954,759     1,279,596      943,118     456,589
                       ============   ==========   ===========  ===========    ============  ===========  ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                                  MFS
                                                                 International International Massachusetts
                          Growth                                  Diversified    Growth and    Investors     MFS Total    Mid-Cap
                      Opportunities Growth-Income   High-Yield     Equities        Income        Trust         Return     Growth
                        Portfolio     Portfolio   Bond Portfolio   Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                        (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)
                      ------------- ------------- -------------- ------------- ------------- ------------- ------------  ---------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $  (10,585)  $    50,479   $ 1,159,587     $   17,026   $  (131,383)   $   13,643  $  3,148,044  $  (28,550)
   Net realized gains
      (losses)             (39,419)   (2,184,598)   (1,376,293)        (7,206)   (1,571,486)       17,114    (3,899,792)   (189,287)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments       425,327     7,788,975     4,865,931      1,732,894     5,483,731     1,092,939    24,280,525   1,302,263
                        ----------   -----------   -----------     ----------   -----------    ----------  ------------  ----------
   Increase
      (decrease) in
      net assets from
      operations           375,323     5,654,856     4,649,225      1,742,714     3,780,862     1,123,696    23,528,777   1,084,426
                        ----------   -----------   -----------     ----------   -----------    ----------  ------------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                5,924        41,072        18,914          7,635        27,618         1,475       120,874       3,369
      Cost of units
         redeemed          (98,618)   (2,615,421)   (2,244,957)      (732,612)   (1,959,186)     (571,088)  (15,796,536)   (458,636)
      Net transfers        538,935      (387,007)    1,194,272        950,262      (166,209)      982,402     1,302,465     774,384
      Contract
         maintenance
         charge                 --            --            --             --            --            --            --          --
                        ----------   -----------   -----------     ----------   -----------    ----------  ------------  ----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions         446,241    (2,961,356)   (1,031,771)       225,285    (2,097,777)      412,789   (14,373,197)    319,117
                        ----------   -----------   -----------     ----------   -----------    ----------  ------------  ----------
Increase (decrease)
   in net assets           821,564     2,693,500     3,617,454      1,967,999     1,683,085     1,536,485     9,155,580   1,403,543
Net assets at
   beginning of
   period                  793,208    19,101,948    12,495,060      5,081,136    11,009,858     3,085,844   102,227,600   2,318,266
                        ----------   -----------   -----------     ----------   -----------    ----------  ------------  ----------
Net assets at end of
   period               $1,614,772   $21,795,448   $16,112,514     $7,049,135   $12,692,943    $4,622,329  $111,383,180  $3,721,809
                        ==========   ===========   ===========     ==========   ===========    ==========  ============  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                1,228         3,013         1,062            640         2,311           147         8,369         342
   Units redeemed          (20,252)     (215,882)     (159,348)       (79,118)     (177,910)      (59,503)   (1,082,777)    (57,728)
   Units transferred       113,142       (35,760)       94,781        116,423       (13,343)      103,497        92,002     111,229
                        ----------   -----------   -----------     ----------   -----------    ----------  ------------  ----------
Increase (decrease)
   in units
   outstanding              94,118      (248,629)      (63,505)        37,945      (188,942)       44,141      (982,406)     53,843
Beginning units            188,057     1,588,482     1,071,185        697,860     1,283,469       388,579     8,100,695     361,701
                        ----------   -----------   -----------     ----------   -----------    ----------  ------------  ----------
Ending units               282,175     1,339,853     1,007,680        735,805     1,094,527       432,720     7,118,289     415,544
                        ==========   ===========   ===========     ==========   ===========    ==========  ============  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                       Small
                                      Company                 Telecom   Total Return  Aggressive    Alliance
                       Real Estate     Value    Technology    Utility       Bond        Growth       Growth     Balanced
                        Portfolio    Portfolio   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                        (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)   (Class 3)    (Class 3)    (Class 3)
                       -----------  ----------  ----------  ----------  ------------  ----------  -----------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $    53,989  $  (19,874)  $ (3,655)  $   88,416   $   198,634   $  (3,211) $   (63,866) $   47,792
   Net realized gains
      (losses)          (1,979,822)     66,982    (81,190)    (156,665)      371,242    (102,468)    (178,848)    (88,224)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     4,246,097   1,532,118    230,628      680,993     1,180,694     251,655    3,639,586     611,647
                       -----------  ----------  ---------   ----------   -----------   ---------  -----------  ----------
   Increase
      (decrease) in
      net assets from
      operations         2,320,264   1,579,226    145,783      612,744     1,750,570     145,976    3,396,872     571,215
                       -----------  ----------  ---------   ----------   -----------   ---------  -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                6,251       7,817         --        4,254         9,958      25,145        8,470          --
      Cost of units
         redeemed         (922,543)   (366,166)   (74,455)    (385,831)   (3,499,277)    (55,925)  (1,040,377)   (260,091)
      Net transfers       (175,909)    442,257    128,994       29,830     6,811,927      98,185     (472,641)    765,770
      Contract
         maintenance
         charge                 --          --         --           --            --        (133)      (2,504)       (410)
                       -----------  ----------  ---------   ----------   -----------   ---------  -----------  ----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions      (1,092,201)     83,908     54,539     (351,747)    3,322,608      67,272   (1,507,052)    505,269
                       -----------  ----------  ---------   ----------   -----------   ---------  -----------  ----------
Increase (decrease)
   in net assets         1,228,063   1,663,134    200,322      260,997     5,073,178     213,248    1,889,820   1,076,484
Net assets at
   beginning of
   period                4,756,909   3,353,978    252,953    1,862,882    15,551,746     325,076   10,283,061   1,991,393
                       -----------  ----------  ---------   ----------   -----------   ---------  -----------  ----------
Net assets at end of
   period              $ 5,984,972  $5,017,112   $453,275   $2,123,879   $20,624,924   $ 538,324  $12,172,881  $3,067,877
                       ===========  ==========  =========   ==========   ===========   =========  ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                  273         352         --          313           554       4,320        1,156          --
   Units redeemed          (44,992)    (17,230)   (35,539)     (33,514)     (193,482)     (8,883)    (144,676)    (30,414)
   Units transferred       (11,759)     16,818     79,542        4,309       383,208      11,707      (66,580)     83,977
                       -----------  ----------  ---------   ----------   -----------   ---------  -----------  ----------
Increase (decrease)
   in units
   outstanding             (56,478)        (60)    44,003      (28,892)      190,280       7,144     (210,100)     53,563
Beginning units            299,890     196,515    161,321      185,202       902,304      62,443    1,773,630     266,206
                       -----------  ----------  ---------   ----------   -----------   ---------  -----------  ----------
Ending units               243,412     196,455    205,324      156,310     1,092,584      69,587    1,563,530     319,769
                       ===========  ==========  =========   ==========   ===========   =========  ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                Davis
                       Blue Chip     Capital       Cash                        Venture     "Dogs" of     Emerging      Equity
                         Growth      Growth     Management     Corporate        Value     Wall Street    Markets    Opportunities
                       Portfolio    Portfolio   Portfolio    Bond Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                       (Class 3)    (Class 3)   (Class 3)      (Class 3)      (Class 3)    (Class 3)    (Class 3)     (Class 3)
                       ----------  ----------  ------------  --------------  -----------  -----------  -----------  -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $  (10,123) $  (29,852) $    255,113   $  8,849,827   $   298,650   $ 23,096    $   (83,621)  $      187
   Net realized gains
      (losses)            (77,256)   (188,170)     (518,755)     1,088,886    (3,062,774)   (78,829)    (3,387,585)    (154,984)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      418,265   1,173,858        73,405     31,996,629    30,834,499    277,045      7,215,919      389,629
                       ----------  ----------  ------------   ------------   -----------   --------    -----------   ----------
   Increase
      (decrease) in
      net assets from
      operations          330,886     955,836      (190,237)    41,935,342    28,070,375    221,312      3,744,713      234,832
                       ----------  ----------  ------------   ------------   -----------   --------    -----------   ----------
From capital
   transactions:
      Net proceeds
         from units
         sold              28,191       5,353       691,135        919,607       538,782         --        176,203       64,707
      Cost of units
         redeemed        (448,759)   (184,032)  (10,466,417)   (12,723,729)   (5,546,318)   (46,965)      (583,245)    (142,507)
      Net transfers       499,149     (49,322)   (1,489,043)     8,792,813      (726,240)    (3,920)       189,443      170,144
      Contract
         maintenance
         charge              (233)       (558)       (3,855)       (31,455)      (17,348)      (239)        (1,390)        (131)
                       ----------  ----------  ------------   ------------   -----------   --------    -----------   ----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions         78,348    (228,559)  (11,268,180)    (3,042,764)   (5,751,124)   (51,124)      (218,989)      92,213
                       ----------  ----------  ------------   ------------   -----------   --------    -----------   ----------
Increase (decrease)
   in net assets          409,234     727,277   (11,458,417)    38,892,578    22,319,251    170,188      3,525,724      327,045
Net assets at
   beginning of
   period                 881,600   2,993,747    22,315,806    154,733,770    76,156,795    596,737      7,445,005      727,097
                       ----------  ----------  ------------   ------------   -----------   --------    -----------   ----------
Net assets at end of
   period              $1,290,834  $3,721,024  $ 10,857,389   $193,626,348   $98,476,046   $766,925    $10,970,729   $1,054,142
                       ==========  ==========  ============   ============   ===========   ========    ===========   ==========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold               5,096         797        58,517         52,981        43,534         --          7,217        6,044
   Units redeemed         (80,964)    (26,758)     (887,771)      (718,579)     (445,997)    (3,660)       (25,437)     (13,895)
   Units transferred       96,389     (10,139)     (125,780)       525,527       (48,169)       (70)         2,959       15,941
                       ----------  ----------  ------------   ------------   -----------   --------    -----------   ----------
Increase (decrease)
   in units
   outstanding             20,521     (36,100)     (955,034)      (140,071)     (450,632)    (3,730)       (15,261)       8,090
Beginning units           199,873     542,220     1,880,894     10,287,566     7,608,802     58,953        445,284       86,148
                       ----------  ----------  ------------   ------------   -----------   --------    -----------   ----------
Ending units              220,394     506,120       925,860     10,147,495     7,158,170     55,223        430,023       94,238
                       ==========  ==========  ============   ============   ===========   ========    ===========   ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                     International
                         Foreign    Fundamental                 Global       Growth                     High-Yield    Diversified
                          Value       Growth     Global Bond   Equities   Opportunities  Growth-Income     Bond        Equities
                        Portfolio    Portfolio    Portfolio   Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                        (Class 3)    (Class 3)    (Class 3)   (Class 3)     (Class 3)      (Class 3)    (Class 3)      (Class 3)
                       -----------  -----------  -----------  ----------  -------------  -------------  -----------  -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $   869,534  $  (27,223)  $   582,369  $   16,952   $   (135,239)  $    8,615    $ 2,694,624    $    7,560
   Net realized gains
      (losses)            (574,263)    (96,032)      765,548     (70,813)      (165,809)    (506,076)    (1,746,657)     (346,304)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    12,862,734   1,033,049     1,009,777     383,483      5,181,079    1,689,521     10,249,444     1,853,389
                       -----------  ----------   -----------  ----------   ------------   ----------    -----------    ----------
   Increase
      (decrease) in
      net assets from
      operations        13,158,005     909,794     2,357,694     329,622      4,880,031    1,192,060     11,197,411     1,514,645
                       -----------  ----------   -----------  ----------   ------------   ----------    -----------    ----------
From capital
   transactions:
      Net proceeds
         from units
         sold              468,064      11,975       139,791      41,742        194,716        3,386        152,982       150,865
      Cost of units
         redeemed       (2,819,685)   (173,073)   (1,868,750)    (63,142)      (669,986)    (367,592)    (2,865,094)     (498,313)
      Net transfers      5,223,880      29,441     4,705,409     133,382      3,057,431       34,834        223,182       (41,583)
      Contract
         maintenance
         charge             (8,891)       (373)       (4,094)       (210)        (1,720)        (899)        (6,911)       (1,057)
                       -----------  ----------   -----------  ----------   ------------   ----------    -----------    ----------
   Increase
      (decrease) in
      net assets
      from capital
      transactions       2,863,368    (132,030)    2,972,356     111,772      2,580,441     (330,271)    (2,495,841)     (390,088)
                       -----------  ----------   -----------  ----------   ------------   ----------    -----------    ----------
Increase (decrease)
   in net assets        16,021,373     777,764     5,330,050     441,394      7,460,472      861,789      8,701,570     1,124,557
Net assets at
   beginning of
   period               44,685,557   2,632,658    21,135,804     846,044     11,608,941    3,984,803     30,816,932     4,621,050
                       -----------  ----------   -----------  ----------   ------------   ----------    -----------    ----------
Net assets at end of
   period              $60,706,930  $3,410,422   $26,465,854  $1,287,438   $ 19,069,413   $4,846,592    $39,518,502    $5,745,607
                       ===========  ==========   ===========  ==========   ============   ==========    ===========    ==========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold               50,871       2,215         8,763       5,204         40,198          430         11,640        18,774
   Units redeemed         (313,848)    (29,044)     (114,824)     (7,953)      (139,471)     (46,032)      (211,843)      (62,208)
   Units transferred       584,134       9,017       290,563      16,613        695,374        1,150         26,384        (9,546)
                       -----------  ----------   -----------  ----------   ------------   ----------    -----------    ----------
Increase (decrease)
   in units
   outstanding             321,157     (17,812)      184,502      13,864        596,101      (44,452)      (173,819)      (52,980)
Beginning units          6,208,269     549,106     1,434,506     129,923      2,777,829      617,396      2,789,881       739,607
                       -----------  ----------   -----------  ----------   ------------   ----------    -----------    ----------
Ending units             6,529,426     531,294     1,619,008     143,787      3,373,930      572,944      2,616,062       686,627
                       ===========  ==========   ===========  ==========   ============   ==========    ===========    ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                        MFS
                       International    Marsico    Massachusetts                                                          Small
                         Growth and     Focused      Investors      MFS Total     Mid-Cap                 Small & Mid    Company
                           Income       Growth         Trust          Return      Growth     Real Estate   Cap Value      Value
                         Portfolio     Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                         (Class 3)     (Class 3)     (Class 3)      (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                       -------------  -----------  -------------  ------------  ----------  ------------  -----------  -----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $  (321,733)   $  (10,582)   $    42,922   $  3,299,361  $  (17,282) $    165,522  $  (143,783) $   (89,801)
   Net realized gains
      (losses)          (5,850,103)     (366,639)      (158,237)    (3,849,071)    (42,821)   (6,510,760)  (1,540,489)  (1,259,176)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    16,628,705     1,138,617      6,793,092     27,209,598     724,910    16,039,412   21,951,735   11,644,810
                       -----------    ----------      ---------   ------------  ----------  ------------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      operations        10,456,869       761,396      6,677,777     26,659,888     664,807     9,694,174   20,267,463   10,295,833
                       -----------    ----------      ---------   ------------  ----------  ------------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold              328,909        46,646        313,623        527,792      12,708       212,150      347,093      158,272
      Cost of units
         redeemed       (2,001,037)     (280,936)    (1,061,737)    (9,452,221)    (77,265)   (1,133,601)  (2,289,750)  (1,463,090)
      Net transfers         24,057       134,202      4,233,199      1,478,146     486,692    (3,012,451)  (3,715,329)    (562,496)
      Contract
         maintenance
         charge             (5,548)         (582)        (2,578)       (24,542)       (415)       (2,864)      (5,695)      (4,212)
                       -----------    ----------      ---------   ------------  ----------  ------------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions      (1,653,619)     (100,670)     3,482,507     (7,470,825)    421,720    (3,936,766)  (5,663,681)  (1,871,526)
                       -----------    ----------      ---------   ------------  ----------  ------------  -----------  -----------
Increase (decrease)
   in net assets         8,803,250       660,726     10,160,284     19,189,063   1,086,527     5,757,408   14,603,782    8,424,307
Net assets at
   beginning of
   period               30,298,969     2,178,337     17,372,829    114,373,843   1,417,554    18,781,465   34,926,394   21,168,104
                       -----------    ----------      ---------   ------------  ----------  ------------  -----------  -----------
Net assets at end of
   period              $39,102,219    $2,839,063    $27,533,113   $133,562,906  $2,504,081  $ 24,538,873  $49,530,176  $29,592,411
                       ===========    ==========      =========   ============  ==========  ============  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold               31,895         5,376         32,971         36,614       1,475         9,888       38,172       20,224
   Units redeemed         (194,943)      (34,056)      (110,837)      (652,642)     (9,858)      (52,782)    (249,260)    (186,540)
   Units transferred          (819)       15,426        476,767        104,625      67,693      (136,922)    (338,645)     (59,720)
                       -----------    ----------      ---------   ------------  ----------  ------------  -----------  -----------
Increase (decrease)
   in units
   outstanding            (163,867)      (13,254)       398,901       (511,403)     59,310      (179,816)    (549,733)    (226,036)
Beginning units          3,804,703       314,756      2,201,312      9,125,344     222,621     1,120,199    4,937,535    3,367,697
                       -----------    ----------      ---------   ------------  ----------  ------------  -----------  -----------
Ending units             3,640,836       301,502      2,600,213      8,613,941     281,931       940,383    4,387,802    3,141,661
                       ===========    ==========      =========   ============  ==========  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                              Invesco Van                  Invesco Van
                                    Telecom                   Kampen V.I.   Invesco Van    Kampen V.I.   Growth and      Mid Cap
                       Technology   Utility    Total Return     Capital     Kampen V.I.     Growth and     Income         Value
                        Portfolio  Portfolio  Bond Portfolio  Growth Fund  Comstock Fund   Income Fund   Portfolio      Portfolio
                       (Class 3)   (Class 3)    (Class 3)     (Series II)   (Series II)    (Series II)   (Class VC)    (Class VC)
                       ----------  ---------  --------------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $ (5,131)  $  32,495    $   629,984    $  (62,986)  $  1,877,947  $  1,122,031  $     78,302  $   (376,148)
   Net realized gains
      (losses)           (70,717)    (58,672)       296,860       (63,466)   (11,675,921)   (6,205,882)   (6,645,964)   (8,781,301)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     283,555     248,152      4,928,413     2,748,637     90,553,651    89,618,212    55,618,687    42,132,553
                        ---------  ---------    -----------    ----------   ------------  ------------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      operations         207,707     221,975      5,855,257     2,622,185     80,755,677    84,534,361    49,051,025    32,975,104
                        ---------  ---------    -----------    ----------   ------------  ------------  ------------  ------------
From capital
   transactions:
      Net proceeds
         from units
         sold              3,077          --        724,231        14,198      1,023,455     1,067,111       655,647       251,584
      Cost of units
         redeemed        (73,452)   (100,141)    (3,312,096)     (929,319)   (24,647,866)  (23,813,797)  (13,947,276)   (9,605,373)
      Net transfers      106,703     (45,384)    23,468,034       749,527     (6,576,338)    1,092,389    (3,361,650)   (3,292,676)
      Contract
         maintenance
         charge             (111)       (215)        (8,073)         (458)       (26,373)      (27,947)      (12,322)       (6,422)
                        ---------  ---------    -----------    ----------   ------------  ------------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      capital
      transactions        36,217    (145,740)    20,872,096      (166,052)   (30,227,122)  (21,682,244)  (16,665,601)  (12,652,887)
                        ---------  ---------    -----------    ----------   ------------  ------------  ------------  ------------
Increase (decrease)
   in net assets         243,924      76,235     26,727,353     2,456,133     50,528,555    62,852,117    32,385,424    20,322,217
Net assets at
   beginning of
   period                447,853     647,657     49,435,090     5,488,421    206,766,356   211,553,323   131,090,165    80,026,356
                        ---------  ---------    -----------    ----------   ------------  ------------  ------------  ------------
Net assets at end of
   period               $691,777   $ 723,892    $76,162,443    $7,944,554   $257,294,911  $274,405,440  $163,475,589  $100,348,573
                        =========  =========    ===========    ==========   ============  ============  ============  ============
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold              1,586          --         41,137         1,652         92,087        82,400        61,732        18,746
   Units redeemed        (35,014)    (10,062)      (188,832)     (104,044)    (2,253,800)   (1,845,809)   (1,322,734)     (860,189)
   Units transferred      61,878      (4,148)     1,351,750        97,936       (564,563)      163,927      (307,609)     (295,253)
                        ---------  ---------    -----------    ----------   ------------  ------------  ------------  ------------
Increase (decrease)
   in units
   outstanding            28,450     (14,210)     1,204,055        (4,456)    (2,726,276)   (1,599,482)   (1,568,611)   (1,136,696)
Beginning units          287,583      83,648      2,997,955       772,256     23,758,537    20,637,120    15,241,513     8,811,469
                        ---------  ---------    -----------    ----------   ------------  ------------  ------------  ------------
Ending units             316,033      69,438      4,202,010       767,800     21,032,261    19,037,638    13,672,902     7,674,773
                        =========  =========    ===========    ==========   ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                               Franklin
                                                                                             Templeton VIP
                                                                                  Franklin      Founding
                          Asset                                                    Income        Funds
                        Allocation      Global                   Growth-Income   Securities    Allocation
                           Fund       Growth Fund   Growth Fund       Fund         Fund          Fund
                        (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                       ------------  ------------  ------------  -------------  -----------  -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $  4,567,152  $  1,337,382  $   (637,030)  $  2,620,733  $   646,183  $    343,707
   Net realized gains
      (losses)           (6,502,957)   (2,612,013)   (6,633,865)   (11,069,529)    (234,527)     (548,976)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     79,322,724    95,988,421    83,059,502    130,939,236    2,761,036     6,539,886
                       ------------  ------------  ------------   ------------  -----------  ------------
   Increase
      (decrease) in
      net assets from
      operations         77,386,919    94,713,790    75,788,607    122,490,440    3,172,692     6,334,617
                       ------------  ------------  ------------   ------------  -----------  ------------
From capital
   transactions:
      Net proceeds
         from units
         sold             2,324,130     1,506,794     1,165,983      2,699,971       67,979        58,400
      Cost of units
         redeemed       (34,367,044)  (28,609,224)  (22,732,286)   (41,288,354)    (495,743)   (1,113,509)
      Net transfers      (1,176,643)     (675,847)   (2,378,848)       490,087    1,735,306     1,239,711
      Contract
         maintenance
         charge             (37,937)      (35,544)      (21,560)       (44,108)      (1,682)       (3,814)
                       ------------  ------------  ------------   ------------  -----------  ------------
   Increase
      (decrease) in
      net assets from
      capital
      transactions      (33,257,494)  (27,813,821)  (23,966,711)   (38,142,404)   1,305,860       180,788
                       ------------  ------------  ------------   ------------  -----------  ------------
Increase (decrease)
   in net assets         44,129,425    66,899,969    51,821,896     84,348,036    4,478,552     6,515,405
Net assets at
   beginning of
   period               306,848,165   254,008,177   201,612,748    368,806,501    7,934,838    18,067,282
                       ------------  ------------  ------------   ------------  -----------  ------------
Net assets at end of
   period              $350,977,590  $320,908,146  $253,434,644   $453,154,537  $12,413,390  $ 24,582,687
                       ============  ============  ============   ============  ===========  ============
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold               160,133        69,268        64,345        164,928        7,452         7,270
   Units redeemed        (2,387,543)   (1,384,763)   (1,341,503)    (2,757,463)     (54,865)     (137,135)
   Units transferred        (52,339)      (23,855)     (106,764)        74,081      204,102       157,543
                       ------------  ------------  ------------   ------------  -----------  ------------
Increase (decrease)
   in units
   outstanding           (2,279,749)   (1,339,350)   (1,383,922)    (2,518,454)     156,689        27,678
Beginning units          24,735,961    15,826,565    14,743,935     30,081,713    1,082,357     2,716,589
                       ------------  ------------  ------------   ------------  -----------  ------------
Ending units             22,456,212    14,487,215    13,360,013     27,563,259    1,239,046     2,744,267
                       ============  ============  ============   ============  ===========  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009

                                                                                                           Government
                          Asset         Capital    Government and                  Asset       Capital     and Quality
                        Allocation    Appreciation  Quality Bond    Growth      Allocation   Appreciation     Bond         Growth
                        Portfolio      Portfolio      Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                        (Class 1)      (Class 1)      (Class 1)    (Class 1)    (Class 3)     (Class 3)     (Class 3)    (Class 3)
                       -----------   ------------- ------------- ------------  ------------ ------------- ------------ -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $   337,493   $   (889,833) $  2,856,922  $    (20,836) $    86,817  $   (862,517) $ 2,065,765  $   (13,665)
   Net realized gains
      (losses)           1,503,412     16,985,174        40,509     4,120,141      245,330    22,126,605      169,855      674,796
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    (5,598,965)   (60,515,654)     (610,443)  (29,430,441)  (1,225,016)  (66,606,907)      49,016   (2,544,404)
                       -----------   ------------  ------------  ------------  -----------  ------------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      operations        (3,758,060)   (44,420,313)    2,286,988   (25,331,136)    (892,869)  (45,342,819)   2,284,636   (1,883,273)
                       -----------   ------------  ------------  ------------  -----------  ------------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold               90,230        332,671       223,265       178,815       50,656     4,242,761    4,328,526      219,478
      Cost of units
         redeemed       (2,115,715)   (12,292,920)  (16,110,632)   (7,094,564)    (243,342)   (6,115,775)  (6,511,205)    (175,070)
      Net transfers        237,692     (3,550,817)    7,398,841    (3,520,382)     760,693    30,736,692   26,179,872    1,916,385
      Contract
         maintenance
         charge                 --             --            --            --       (1,073)      (20,980)     (11,915)        (844)
                       -----------   ------------  ------------  ------------  -----------  ------------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions      (1,787,793)   (15,511,066)   (8,488,526)  (10,436,131)     566,934    28,842,698   23,985,278    1,959,949
                       -----------   ------------  ------------  ------------  -----------  ------------  -----------  -----------
Increase (decrease)
   in net assets        (5,545,853)   (59,931,379)   (6,201,538)  (35,767,267)    (325,935)  (16,500,121)  26,269,914       76,676
Net assets at
   beginning of
   period               17,088,965    131,934,651    92,173,031    73,973,227    3,820,926   110,634,862   55,105,056    3,893,356
                       -----------   ------------  ------------  ------------  -----------  ------------  -----------  -----------
Net assets at end of
   period              $11,543,112   $ 72,003,272  $ 85,971,493  $ 38,205,960  $ 3,494,991  $ 94,134,741  $81,374,970  $ 3,970,032
                       ===========   ============  ============  ============  ===========  ============  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                5,053         16,843        12,839         9,068        4,068       300,650      297,720       21,657
   Units redeemed         (129,817)      (859,777)   (1,049,723)     (618,458)     (21,817)     (521,314)    (447,369)     (19,584)
   Units transferred        28,612       (331,272)      512,982      (365,518)      63,453     2,303,874    1,816,388      174,488
                       -----------   ------------  ------------  ------------  -----------  ------------  -----------  -----------
Increase (decrease)
   in units
   outstanding             (96,152)    (1,174,206)     (523,902)     (974,908)      45,704     2,083,210    1,666,739      176,561
Beginning units            869,404      7,277,987     5,992,724     4,982,926      265,948     6,845,459    3,775,931      296,113
                       -----------   ------------  ------------  ------------  -----------  ------------  -----------  -----------
Ending units               773,252      6,103,781     5,468,822     4,008,018      311,652     8,928,669    5,442,670      472,674
                       ===========   ============  ============  ============  ===========  ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                               Blue
                         Natural     Aggressive     Alliance                   Chip        Capital       Cash        Corporate
                        Resources      Growth        Growth      Balanced     Growth        Growth    Management        Bond
                        Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                        (Class 3)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $    (2,784) $   (17,719) $   (269,067) $    569,408  $   (3,883) $  (11,903) $  1,052,366  $  3,089,967
   Net realized
      gains (losses)     1,076,677   (1,086,115)   (3,898,768)   (2,330,480)    (33,817)    (93,257)     (465,491)   (1,559,457)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    (6,593,452)  (2,340,009)   (7,355,207)   (4,410,490)   (454,175)   (618,584)     (721,191)   (5,383,710)
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      operations        (5,519,559)  (3,443,843)  (11,523,042)   (6,171,562)   (491,875)   (723,744)     (134,316)   (3,853,200)
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
From capital
   transactions:
      Net proceeds
         from units
         sold               96,462       58,359       147,420       105,757       2,622          28     1,409,558       136,898
      Cost of units
         redeemed         (654,500)    (671,102)   (4,105,947)   (4,579,862)   (170,742)   (133,322)  (53,286,153)  (12,824,225)
      Net transfers      3,548,847     (289,388)   (1,485,678)     (540,136)     (9,957)     91,598    64,181,716      (492,553)
      Contract
         maintenance
         charge             (1,512)          --            --            --          --          --            --            --
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      capital
      transactions       2,989,297     (902,131)   (5,444,205)   (5,014,241)   (178,077)    (41,696)   12,305,121   (13,179,880)
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
Increase (decrease)
   in net assets        (2,530,262)  (4,345,974)  (16,967,247)  (11,185,803)   (669,952)   (765,440)   12,170,805   (17,033,080)
Net assets at
   beginning of
   period                9,051,703    7,886,613    38,382,318    28,239,635   1,608,902   1,943,884    32,502,964    93,350,119
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
Net assets at end of
   period              $ 6,521,441  $ 3,540,639  $ 21,415,071  $ 17,053,832  $  938,950  $1,178,444  $ 44,673,769  $ 76,317,039
                       ===========  ===========  ============  ============  ==========  ==========  ============  ============
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                7,557        6,564         4,791         6,173         529           5       116,683         8,729
   Units redeemed          (78,643)     (68,831)     (257,826)     (347,971)    (34,418)    (21,201)   (4,401,449)     (872,450)
   Units transferred       318,584      (38,708)     (114,676)      (30,924)     (3,325)     16,053     5,342,469       (53,463)
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
Increase (decrease)
   in units
   outstanding             247,498     (100,975)     (367,711)     (372,722)    (37,214)     (5,143)    1,057,703      (917,184)
Beginning units            617,073      584,193     1,797,555     1,878,292     248,749     217,046     2,585,728     5,908,285
                       -----------  -----------  ------------  ------------  ----------  ----------  ------------  ------------
Ending units               864,571      483,218     1,429,844     1,505,570     211,535     211,903     3,643,431     4,991,101
                       ===========  ===========  ============  ============  ==========  ==========  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                           Davis      "Dogs" of
                          Venture       Wall         Emerging       Equity       Equity       Fundamental    Global        Global
                           Value       Street        Markets        Index     Opportunities      Growth       Bond        Equities
                         Portfolio    Portfolio     Portfolio     Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                         (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                       ------------  -----------  ------------  ------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $    922,084  $    79,951  $    101,355  $    154,769   $   114,848   $   (153,778) $   476,383  $   114,863
   Net realized gains
      (losses)            9,882,381      302,731     1,869,759    (1,070,925)    1,309,384     (1,581,205)     353,786     (694,382)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    (54,523,378)  (1,587,031)  (10,282,158)   (5,671,070)   (7,033,924)    (6,546,391)  (1,806,171)  (3,646,108)
                       ------------  -----------  ------------  ------------   -----------   ------------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      operations        (43,718,913)  (1,204,349)   (8,311,044)   (6,587,226)   (5,609,692)    (8,281,374)    (976,002)  (4,225,627)
                       ------------  -----------  ------------  ------------   -----------   ------------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold               315,395       12,727        62,610        63,353        70,159         44,257       44,677       58,588
      Cost of units
         redeemed       (11,083,833)    (374,370)   (1,561,268)   (2,701,845)   (1,862,740)    (2,247,293)  (4,385,105)    (977,407)
      Net transfers      (5,216,814)     (64,231)   (1,471,520)     (790,313)     (527,801)      (559,257)     978,492     (520,225)
      Contract
      maintenance
      charge                     --           --            --            --            --             --           --           --
                       ------------  -----------  ------------  ------------   -----------   ------------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions      (15,985,252)    (425,874)   (2,970,178)   (3,428,805)   (2,320,382)    (2,762,293)  (3,361,936)  (1,439,044)
                       ------------  -----------  ------------  ------------   -----------   ------------  -----------  -----------
Increase (decrease)
   in net assets        (59,704,165)  (1,630,223)  (11,281,222)  (10,016,031)   (7,930,074)   (11,043,667)  (4,337,938)  (5,664,671)
Net assets at
   beginning of
   period               124,976,792    3,993,931    19,068,073    19,373,157    18,231,057     21,612,238   20,864,229   10,592,395
                       ------------  -----------  ------------  ------------   -----------   ------------  -----------  -----------
Net assets at end of
   period              $ 65,272,627  $ 2,363,708  $  7,786,851  $  9,357,126   $10,300,983   $ 10,568,571  $16,526,291  $ 4,927,724
                       ============  ===========  ============  ============   ===========   ============  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                13,552        1,143         2,803         7,898         6,737          4,161        2,771        3,345
   Units redeemed          (837,868)     (35,710)      (83,598)     (342,801)     (183,752)      (257,831)    (287,803)     (80,389)
   Units transferred       (447,461)      (7,445)      (74,996)     (120,691)      (60,044)       (83,731)      69,570      (54,648)
                       ------------  -----------  ------------  ------------   -----------   ------------  -----------  -----------
Increase (decrease)
   in units
   outstanding           (1,271,777)     (42,012)     (155,791)     (455,594)     (237,059)      (337,401)    (215,462)    (131,692)
Beginning units           7,123,996      303,915       687,305     1,882,083     1,374,566      1,859,610    1,270,133      620,943
                       ------------  -----------  ------------  ------------   -----------   ------------  -----------  -----------
Ending units              5,852,219      261,903       531,514     1,426,489     1,137,507      1,522,209    1,054,671      489,251
                       ============  ===========  ============  ============   ===========   ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                            International      MFS
                                                              International    Growth     Massachusetts      MFS
                          Growth                  High-Yield   Diversified       and        Investors       Total      Mid-Cap
                      Opportunities Growth-Income    Bond       Equities       Income         Trust        Return       Growth
                        Portfolio     Portfolio   Portfolio     Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                        (Class 1)     (Class 1)   (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)   (Class 1)
                      ------------- ------------- ----------- ------------- ------------- ------------- ------------ -----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $    (7,664)  $     50,590 $ 1,524,682  $    213,948  $    487,074  $    12,850  $  3,434,889 $   (25,485)
   Net realized gains
      (losses)             (21,314)       152,582  (1,078,387)       46,743      (806,542)     (95,488)    1,803,176    (402,738)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      (315,478)   (13,744,674) (4,645,431)   (4,665,343)  (13,564,030)  (1,717,545)  (38,584,251)   (961,779)
                       -----------   ------------ -----------  ------------  ------------  -----------  ------------ -----------
   Increase
      (decrease) in
      net assets from
      operations          (344,456)   (13,541,502) (4,199,136)   (4,404,652)  (13,883,498)  (1,800,183)  (33,346,186) (1,390,002)
                       -----------   ------------ -----------  ------------  ------------  -----------  ------------ -----------
From capital
   transactions:
      Net proceeds
         from units
         sold               10,063        132,791      33,269        54,418       110,969          209       186,465       1,716
      Cost of units
         redeemed          (87,872)    (4,232,349) (2,347,415)     (839,161)   (2,568,582)    (655,314)  (18,379,757)   (324,252)
      Net transfers        137,690     (1,520,542)  1,331,158      (350,364)   (3,853,104)    (212,701)   (7,527,896)   (237,551)
      Contract
         maintenance
         charge                 --             --          --            --            --           --            --          --
                       -----------   ------------ -----------  ------------  ------------  -----------  ------------ -----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions          59,881     (5,620,100)   (982,988)   (1,135,107)   (6,310,717)    (867,806)  (25,721,188)   (560,087)
                       -----------   ------------ -----------  ------------  ------------  -----------  ------------ -----------
Increase (decrease)
   in net assets          (284,575)   (19,161,602) (5,182,124)   (5,539,759)  (20,194,215)  (2,667,989)  (59,067,374) (1,950,089)
Net assets at
   beginning of
   period                1,077,783     38,263,550  17,677,184    10,620,895    31,204,073    5,753,833   161,294,974   4,268,355
                       -----------   ------------ -----------  ------------  ------------  -----------  ------------ -----------
Net assets at end of
   period              $   793,208   $ 19,101,948 $12,495,060  $  5,081,136  $ 11,009,858  $ 3,085,844  $102,227,600 $ 2,318,266
                       ===========   ============ ===========  ============  ============  ===========  ============ ===========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                1,633          4,715       1,821         3,748         7,184           23        12,510         210
   Units redeemed          (16,803)      (278,488)   (180,383)      (92,464)     (227,232)     (70,435)   (1,359,506)    (45,133)
   Units transferred        27,601        (98,305)    126,878       (55,589)     (397,065)     (33,681)     (607,990)    (34,588)
                       -----------   ------------ -----------  ------------  ------------  -----------  ------------ -----------
Increase (decrease)
   in units
   outstanding              12,431       (372,078)    (51,684)     (144,305)     (617,113)    (104,093)   (1,954,986)    (79,511)
Beginning units            175,626      1,960,560   1,122,869       842,165     1,900,582      492,672    10,055,681     441,212
                       -----------   ------------ -----------  ------------  ------------  -----------  ------------ -----------
Ending units               188,057      1,588,482   1,071,185       697,860     1,283,469      388,579     8,100,695     361,701
                       ===========   ============ ===========  ============  ============  ===========  ============ ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                          Small                                     Total
                             Real        Company                     Telecom       Return      Aggressive   Alliance
                            Estate        Value       Technology     Utility        Bond         Growth      Growth      Balanced
                          Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                          (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 3)    (Class 3)   (Class 3)
                        -----------  ---------------  -----------  ------------  ------------  ----------  -----------  ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $   247,002    $   (30,143)   $  (2,614)   $    47,261   $   225,504   $  (1,919)  $  (105,061) $   43,599
   Net realized gains
      (losses)             (455,089)       (91,182)     (45,739)      (246,355)       (5,838)    (44,975)     (536,425)   (201,475)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     (5,462,314)    (1,933,933)     (96,116)    (1,165,236)      599,294    (237,316)   (4,483,147)   (266,731)
                        -----------    -----------    ---------    -----------   -----------   ---------   -----------  ----------
   Increase
      (decrease) in
      net assets from
      operations         (5,670,401)    (2,055,258)    (144,469)    (1,364,330)      818,960    (284,210)   (5,124,633)   (424,607)
                        -----------    -----------    ---------    -----------   -----------   ---------   -----------  ----------
From capital
   transactions:
      Net proceeds
         from units
         sold                61,201         45,297           59         27,314        29,789      32,507        87,529     133,736
      Cost of units
         redeemed        (1,079,437)      (802,866)     (50,654)      (413,030)   (1,522,420)    (32,031)     (939,572)   (287,511)
      Net transfers        (538,064)       (52,184)      18,980         (8,340)    9,055,744      83,440      (163,609)  1,035,073
      Contract
         maintenance
         charge                  --             --           --             --            --        (114)       (2,876)       (376)
                        -----------    -----------    ---------    -----------   -----------   ---------   -----------  ----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions       (1,556,300)      (809,753)     (31,615)      (394,056)    7,563,113      83,802    (1,018,528)    880,922
                        -----------    -----------    ---------    -----------   -----------   ---------   -----------  ----------
Increase (decrease)
   in net assets         (7,226,701)    (2,865,011)    (176,084)    (1,758,386)    8,382,073    (200,408)   (6,143,161)    456,315
Net assets at
   beginning of
   period                11,983,610      6,218,989      429,037      3,621,268     7,169,673     525,484    16,426,222   1,535,078
                        -----------    -----------    ---------    -----------   -----------   ---------   -----------  ----------
Net assets at end of
   period               $ 4,756,909    $ 3,353,978    $ 252,953    $ 1,862,882   $15,551,746   $ 325,076   $10,283,061  $1,991,393
                        ===========    ===========    =========    ===========   ===========   =========   ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                 2,383          2,002           43          2,816         1,765       3,231        13,060      15,474
   Units redeemed           (50,625)       (41,816)     (27,570)       (33,109)      (93,468)     (5,127)     (147,053)    (35,204)
   Units transferred        (34,242)       (10,802)      11,192         (6,576)      562,755       9,543       (33,436)    128,332
                        -----------    -----------    ---------    -----------   -----------   ---------   -----------  ----------
Increase (decrease)
   in units
   outstanding              (82,484)       (50,616)     (16,335)       (36,869)      471,052       7,647      (167,429)    108,602
Beginning units             382,374        247,131      177,656        222,071       431,252      54,796     1,941,059     157,604
                        -----------    -----------    ---------    -----------   -----------   ---------   -----------  ----------
Ending units                299,890        196,515      161,321        185,202       902,304      62,443     1,773,630     266,206
                        ===========    ===========    =========    ===========   ===========   =========   ===========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                               Davis     "Dogs" of
                       Blue Chip    Capital        Cash        Corporate      Venture       Wall     Emerging        Equity
                         Growth     Growth      Management        Bond         Value       Street     Markets    Opportunities
                       Portfolio   Portfolio     Portfolio     Portfolio     Portfolio   Portfolio   Portfolio     Portfolio
                       (Class 3)   (Class 3)     (Class 3)     (Class 3)     (Class 3)   (Class 3)   (Class 3)     (Class 3)
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------  -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $  (4,872) $   (24,456) $    518,144  $  5,041,030  $    603,701  $  16,850  $    59,983    $   4,614
   Net realized gains
      (losses)            (6,783)    (116,005)     (349,694)   (1,300,808)   12,253,101    (21,860)     662,611       85,561
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    (239,695)  (1,346,477)     (262,830)   (7,516,051)  (46,865,399)  (253,214)  (4,416,744)    (421,751)
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------    ---------
   Increase
   (decrease) in net
   assets from
   operations           (251,350)  (1,486,938)      (94,380)   (3,775,829)  (34,008,597)  (258,224)  (3,694,150)    (331,576)
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------    ---------
From capital
   transactions:
      Net proceeds
         from units
         sold              8,046       47,119     2,036,889     7,196,162     4,345,442     45,489      733,559       47,304
      Cost of units
         redeemed        (31,152)    (113,734)  (16,797,617)   (8,799,417)   (4,824,600)   (35,946)    (384,517)    (129,982)
      Net transfers      416,311    1,733,913    26,405,927    42,666,311    29,043,567    (24,076)   4,921,533      175,028
      Contract
         maintenance
         charge             (177)        (623)       (4,299)      (27,551)      (15,546)      (160)      (1,081)        (162)
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------    ---------
   Increase
      (decrease) in
      net assets from
      capital
      transactions       393,028    1,666,675    11,640,900    41,035,505    28,548,863    (14,693)   5,269,494       92,188
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------    ---------
Increase (decrease)
   in net assets         141,678      179,737    11,546,520    37,259,676    (5,459,734)  (272,917)   1,575,344     (239,388)
Net assets at
   beginning of
   period                739,922    2,814,010    10,769,286   117,474,094    81,616,529    869,654    5,869,661      966,485
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------    ---------
Net assets at end of
   period              $ 881,600  $ 2,993,747  $ 22,315,806  $154,733,770  $ 76,156,795  $ 596,737  $ 7,445,005    $ 727,097
                       =========  ===========  ============  ============  ============  =========  ===========    =========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold              1,222        5,861       171,140       479,612       336,404      3,410       32,618        4,496
   Units redeemed         (6,377)     (18,737)   (1,412,744)     (612,003)     (438,195)    (3,486)     (22,862)     (12,562)
   Units transferred      90,192      239,378     2,219,251     2,873,399     2,520,734        272      248,286       16,508
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------    ---------
Increase (decrease)
   in units
   outstanding            85,037      226,502       977,647     2,741,008     2,418,943        196      258,042        8,442
Beginning units          114,836      315,718       903,247     7,546,558     5,189,859     58,757      187,242       77,706
                       ---------  -----------  ------------  ------------  ------------  ---------  -----------    ---------
Ending units             199,873      542,220     1,880,894    10,287,566     7,608,802     58,953      445,284       86,148
                       =========  ===========  ============  ============  ============  =========  ===========    =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                  (continued)

                                                                                                                       International
                          Foreign    Fundamental     Global       Global      Growth                      High-Yield    Diversified
                           Value       Growth         Bond       Equities  Opportunities  Growth-Income      Bond        Equities
                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio      Portfolio      Portfolio    Portfolio
                         (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)      (Class 3)      (Class 3)    (Class 3)
                       ------------  -----------  -----------  ----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)    $    947,874  $   (20,218) $   446,252  $   18,356   $   (49,097)   $     6,515   $  3,174,671   $   166,484
   Net realized
      gains (losses)      3,300,700     (183,867)     380,326    (165,721)          328        197,964       (536,638)      (92,398)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments    (22,825,570)  (1,170,616)  (1,357,107)   (568,578)   (1,474,455)    (2,709,863)   (10,826,801)   (3,214,633)
                       ------------  -----------  -----------  ----------   -----------    -----------   ------------   -----------
   Increase
      (decrease) in
      net assets from
      operations        (18,576,996)  (1,374,701)    (530,529)   (715,943)   (1,523,224)    (2,505,384)    (8,188,768)   (3,140,547)
                       ------------  -----------  -----------  ----------   -----------    -----------   ------------   -----------
From capital
   transactions:
      Net proceeds
         from units
         sold             3,999,983       74,102    1,340,975      13,869     2,009,000         49,361      1,611,796        70,904
      Cost of units
         redeemed        (2,471,964)    (111,007)  (1,237,737)    (56,628)     (273,269)      (361,771)    (1,797,809)     (337,868)
      Net transfers      23,008,308    2,608,959    8,947,308     (73,705)   10,226,209        918,059     11,984,869     2,403,274
      Contract
         maintenance
         charge              (6,553)        (469)      (3,262)       (254)         (224)          (977)        (5,765)       (1,038)
                       ------------  -----------  -----------  ----------   -----------    -----------   ------------   -----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions       24,529,774    2,571,585    9,047,284    (116,718)   11,961,716        604,672     11,793,091     2,135,272
                       ------------  -----------  -----------  ----------   -----------    -----------   ------------   -----------
Increase (decrease)
   in net assets          5,952,778    1,196,884    8,516,755    (832,661)   10,438,492     (1,900,712)     3,604,323    (1,005,275)
Net assets at
   beginning of
   period                38,732,779    1,435,774   12,619,049   1,678,705     1,170,449      5,885,515     27,212,609     5,626,325
                       ------------  -----------  -----------  ----------   -----------    -----------   ------------   -----------
Net assets at end of
   period              $ 44,685,557  $ 2,632,658  $21,135,804  $  846,044   $11,608,941    $ 3,984,803   $ 30,816,932   $ 4,621,050
                       ============  ===========  ===========  ==========   ===========    ===========   ============   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold               428,134        9,739       90,059       1,638       376,421          5,174        120,904         8,357
   Units redeemed          (320,337)     (20,351)     (84,395)     (6,626)      (64,152)       (51,178)      (153,749)      (49,556)
   Units transferred      2,852,512      381,962      610,734     (15,620)    2,273,709         93,679        990,393       261,445
                       ------------  -----------  -----------  ----------   -----------    -----------   ------------   -----------
Increase (decrease)
   in units
   outstanding            2,960,309      371,350      616,398     (20,608)    2,585,978         47,675        957,548       220,246
Beginning units           3,247,960      177,756      818,108     150,531       191,851        569,721      1,832,333       519,361
                       ------------  -----------  -----------  ----------   -----------    -----------   ------------   -----------
Ending units              6,208,269      549,106    1,434,506     129,923     2,777,829        617,396      2,789,881       739,607
                       ============  ===========  ===========  ==========   ===========    ===========   ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                  (continued)

                                                         MFS
                        International    Marsico    Massachusetts       MFS                                 Small &       Small
                         Growth and      Focused      Investors        Total       Mid-Cap       Real       Mid Cap      Company
                           Income        Growth         Trust          Return      Growth       Estate       Value        Value
                          Portfolio     Portfolio     Portfolio      Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                          (Class 3)     (Class 3)     (Class 3)      (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)
                        -------------  -----------  -------------  ------------  ----------  -----------  -----------  -----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $    594,923   $   (15,416)  $    (9,187)  $  2,968,844  $  (11,829) $   262,642  $  (129,844) $  (105,436)
   Net realized
      gains (losses)       2,671,683       374,803           (52)     6,965,424     (54,698)   1,291,350    1,738,720      119,176
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     (18,770,501)   (1,646,400)   (1,611,052)   (39,508,593)   (551,967)  (6,697,008)  (7,481,614)  (6,268,088)
                        ------------   -----------   -----------   ------------  ----------  -----------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      operations         (15,503,895)   (1,287,013)   (1,620,291)   (29,574,325)   (618,494)  (5,143,016)  (5,872,738)  (6,254,348)
                        ------------   -----------   -----------   ------------  ----------  -----------  -----------  -----------
From capital
   transactions:
      Net proceeds
         from units
         sold              3,310,450        24,489     3,112,044      3,610,576      40,548    2,279,361    4,060,173    1,674,699
      Cost of units
         redeemed         (1,548,905)     (141,721)     (369,414)    (7,643,673)    (95,023)    (602,662)  (1,307,795)    (984,771)
      Net transfers       20,911,237       262,383    15,727,596     28,781,388     512,234   15,747,408   23,592,794   11,319,346
      Contract
         maintenance
         charge               (4,036)         (572)         (173)       (24,542)       (378)      (1,287)      (2,588)      (3,153)
                        ------------   -----------   -----------   ------------  ----------  -----------  -----------  -----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions        22,668,746       144,579    18,470,053     24,723,749     457,381   17,422,820   26,342,584   12,006,121
                        ------------   -----------   -----------   ------------  ----------  -----------  -----------  -----------
Increase (decrease)
   in net assets           7,164,851    (1,142,434)   16,849,762     (4,850,576)   (161,113)  12,279,804   20,469,846    5,751,773
Net assets at
   beginning of
   period                 23,134,118     3,320,771       523,067    119,224,419   1,578,667    6,501,661   14,456,548   15,416,331
                        ------------   -----------   -----------   ------------  ----------  -----------  -----------  -----------
Net assets at end of
   period               $ 30,298,969   $ 2,178,337   $17,372,829   $114,373,843  $1,417,554  $18,781,465  $34,926,394  $21,168,104
                        ============   ===========   ===========   ============  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                291,601         3,245       316,099        244,756       4,690       91,890      470,841      211,571
   Units redeemed           (162,816)      (19,961)      (47,613)      (581,151)    (15,830)     (34,865)    (183,202)    (149,631)
   Units transferred       2,174,386        25,816     1,887,799      1,994,339      69,932      867,724    3,287,441    1,639,685
                        ------------   -----------   -----------   ------------  ----------  -----------  -----------  -----------
Increase (decrease)
   in units
   outstanding             2,303,171         9,100     2,156,285      1,657,944      58,792      924,749    3,575,080    1,701,625
Beginning units            1,501,532       305,656        45,027      7,467,400     163,829      195,450    1,362,455    1,666,072
                        ------------   -----------   -----------   ------------  ----------  -----------  -----------  -----------
Ending units               3,804,703       314,756     2,201,312      9,125,344     222,621    1,120,199    4,937,535    3,367,697
                        ============   ===========   ===========   ============  ==========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                  (continued)

                                                                            Invesco
                                                            Invesco Van      Van         Invesco Van
                                                  Total     Kampen V.I.     Kampen        Kampen V.I.     Growth
                                     Telecom      Return      Capital        V.I.         Growth and        and        Mid Cap
                        Technology   Utility       Bond       Growth       Comstock         Income        Income        Value
                        Portfolio   Portfolio   Portfolio      Fund          Fund            Fund        Portfolio    Portfolio
                        (Class 3)   (Class 3)   (Class 3)   (Series II)   (Series II)    (Series II)    (Class VC)    (Class VC)
                        ----------  ---------  -----------  -----------  -------------  -------------  ------------  ------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $  (2,910)  $  14,067  $   501,400  $   (56,172) $   3,859,749  $   3,236,968  $  1,521,727  $    665,606
   Net realized
      gains (losses)      (65,722)   (130,217)     116,243     (270,866)   (13,548,162)    (7,458,411)   (8,742,962)   (8,727,088)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments      (99,927)   (283,596)   2,314,400   (3,118,908)  (100,718,075)   (98,189,759)  (75,379,281)  (45,101,658)
                        ---------   ---------  -----------  -----------  -------------  -------------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      operations         (168,559)   (399,746)   2,932,043   (3,445,946)  (110,406,488)  (102,411,202)  (82,600,516)  (53,163,140)
                        ---------   ---------  -----------  -----------  -------------  -------------  ------------  ------------
From capital
   transactions:
      Net proceeds
         from units
         sold               8,559          --    7,636,649       94,115      6,109,780      7,606,902     3,402,644       927,986
      Cost of units
         redeemed         (20,647)    (82,444)  (1,654,004)    (627,762)   (24,682,818)   (23,708,155)  (17,811,102)  (11,621,480)
      Net transfers       268,733     398,545   37,576,645     (244,826)    23,383,064     37,524,137     7,006,438    (4,584,555)
      Contract
         maintenance
         charge               (98)       (224)      (1,313)        (424)       (24,805)       (25,094)      (12,333)       (6,900)
                        ---------   ---------  -----------  -----------  -------------  -------------  ------------  ------------
   Increase
      (decrease) in
      net assets from
      capital
      transactions        256,547     315,877   43,557,977     (778,897)     4,785,221     21,397,790    (7,414,353)  (15,284,949)
                        ---------   ---------  -----------  -----------  -------------  -------------  ------------  ------------
Increase (decrease)
   in net assets           87,988     (83,869)  46,490,020   (4,224,843)  (105,621,267)   (81,013,412)  (90,014,869)  (68,448,089)
Net assets at
   beginning of
   period                 359,865     731,526    2,945,070    9,713,264    312,387,623    292,566,735   221,105,034   148,474,445
                        ---------   ---------  -----------  -----------  -------------  -------------  ------------  ------------
Net assets at end of
   period               $ 447,853   $ 647,657  $49,435,090  $ 5,488,421  $ 206,766,356  $ 211,553,323  $131,090,165  $ 80,026,356
                        =========   =========  ===========  ===========  =============  =============  ============  ============
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold               3,633          --      495,746       10,778        539,426        570,691       296,002        70,366
   Units redeemed         (14,150)    (10,317)    (103,625)     (83,868)    (2,457,107)    (2,008,502)   (1,777,910)   (1,091,265)
   Units transferred      148,452      35,111    2,415,957      (32,573)     2,175,667      3,045,438       579,028      (564,697)
                        ---------   ---------  -----------  -----------  -------------  -------------  ------------  ------------
Increase (decrease)
   in units
   outstanding            137,935      24,794    2,808,078     (105,663)       257,986      1,607,627      (902,880)   (1,585,596)
Beginning units           149,648      58,854      189,877      877,919     23,500,551     19,029,493    16,144,393    10,397,065
                        ---------   ---------  -----------  -----------  -------------  -------------  ------------  ------------
Ending units              287,583      83,648    2,997,955      772,256     23,758,537     20,637,120    15,241,513     8,811,469
                        =========   =========  ===========  ===========  =============  =============  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                  (continued)

                                                                                      Franklin      Franklin
                           Asset          Global                                       Income     Templeton VIP
                         Allocation       Growth          Growth     Growth-Income   Securities  Founding Funds
                            Fund           Fund           Fund           Fund           Fund     Allocation Fund
                         (Class 2)       (Class 2)      (Class 2)      (Class 2)     (Class 2)      (Class 2)
                        -------------  -------------  -------------  -------------  -----------  ---------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $   7,013,507  $   3,758,153  $     273,044  $   5,075,553  $    34,533   $   300,889
   Net realized
      gains (losses)        7,795,293     22,140,397     22,505,885     18,561,047     (284,392)      (54,005)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     (124,971,349)  (159,920,039)  (146,916,155)  (221,455,161)    (775,560)   (2,971,639)
                        -------------  -------------  -------------  -------------  -----------   -----------
   Increase
      (decrease) in
      net assets from
      operations         (110,162,549)  (134,021,489)  (124,137,226)  (197,818,561)  (1,025,419)   (2,724,755)
                        -------------  -------------  -------------  -------------  -----------   -----------
From capital
   transactions:
      Net proceeds
         from units
         sold               8,985,555      7,081,317      5,212,792      8,565,709    1,126,415     2,077,248
      Cost of units
         redeemed         (37,168,743)   (27,744,580)   (22,966,855)   (43,960,967)    (798,478)     (419,501)
      Net transfers        43,018,649     34,183,140     23,371,504     38,732,180    7,984,895    18,305,829
      Contract
         maintenance
         charge               (33,715)       (32,666)       (20,459)       (43,021)        (547)         (630)
                        -------------  -------------  -------------  -------------  -----------   -----------
   Increase
      (decrease) in
      net assets from
      capital
      transactions         14,801,746     13,487,211      5,596,982      3,293,901    8,312,285    19,962,946
                        -------------  -------------  -------------  -------------  -----------   -----------
Increase (decrease)
   in net assets          (95,360,803)  (120,534,278)  (118,540,244)  (194,524,660)   7,286,866    17,238,191
Net assets at
   beginning of
   period                 402,208,968    374,542,455    320,152,992    563,331,161      647,972       829,091
                        -------------  -------------  -------------  -------------  -----------   -----------
Net assets at end of
   period               $ 306,848,165  $ 254,008,177  $ 201,612,748  $ 368,806,501  $ 7,934,838   $18,067,282
                        =============  =============  =============  =============  ===========   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                 604,355        345,444        278,452        535,782      121,429       232,033
   Units redeemed          (2,781,670)    (1,564,220)    (1,489,582)    (3,171,307)    (113,812)      (63,037)
   Units transferred        2,940,257      1,670,967      1,350,719      2,430,836    1,010,738     2,464,435
                        -------------  -------------  -------------  -------------  -----------   -----------
Increase (decrease)
   in units
   outstanding                762,942        452,191        139,589       (204,689)   1,018,355     2,633,431
Beginning units            23,973,019     15,374,374     14,604,346     30,286,402       64,002        83,158
                        -------------  -------------  -------------  -------------  -----------   -----------
Ending units               24,735,961     15,826,565     14,743,935     30,081,713    1,082,357     2,716,589
                        =============  =============  =============  =============  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (formerly known as AIG SunAmerica Life Assurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Company changed its name to SunAmerica Annuity and Life Assurance Company on April 8, 2009. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 79 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty-eight currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (5) the four currently available Class 2 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), or (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Series II shares in the Invesco Funds, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     On June 1, 2010, the portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust") were reorganized into the Invesco Funds. On that date, the Variable Accounts that invested in portfolios of the Van Kampen Trust exchanged their shares in the portfolios of the Van Kampen Trust for shares with an equal value in similar portfolios of the Invesco Funds. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Van Kampen Trust Portfolio   Current Invesco Funds Portfolio
--------------------------------------   ----------------------------------------------
Capital Growth Portfolio                 Invesco Van Kampen V.I. Capital Growth Fund
Comstock Portfolio                       Invesco Van Kampen V.I. Comstock Fund
Growth and Income Portfolio              Invesco Van Kampen V.I. Growth and Income Fund

     Effective December 31, 2010, Variable Annuity Account Seven changed its year-end from April 30 to December 31. Reflecting this change are the Variable Annuity Account Seven audited financial statements as of and for the eight months ended December 31, 2010 and for each of the two fiscal years in the period ended April 30, 2010.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The mortality risk during the year did not result in greater longevity of the annuitant than expected. Therefore, there were no transfers to the Separate Accounts by the Company during each of the two fiscal years.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the Financial Accounting Standards Board ("FASB") issued the FASB Accounting Standards Codification ("Codification"). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an affect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS

     Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2010 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2010. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2010,

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2010, is presented.

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus product and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge for Polaris II A-Class Platinum is charged $35 per contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows:
     Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE : A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock is 0.50% of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the Income Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statement of Changes in Net Assets. The Income Base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible,

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the eight months ended December 31, 2010 consist of the following:

                                                           Cost of      Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $ 1,853,346   $ 1,652,891
Capital Appreciation Portfolio (Class 1)                     498,283     9,864,450
Government and Quality Bond Portfolio (Class 1)            5,009,194    10,249,248
Growth Portfolio (Class 1)                                   387,449     5,976,638
Asset Allocation Portfolio (Class 3)                         696,113       445,985
Capital Appreciation Portfolio (Class 3)                     941,978    14,264,495
Government and Quality Bond Portfolio (Class 3)           11,793,307    10,536,262
Growth Portfolio (Class 3)                                   196,907       494,289
Natural Resources Portfolio (Class 3)                        941,961     1,259,264
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $   285,626   $   618,275
Alliance Growth Portfolio (Class 1)                          247,374     2,765,863
Balanced Portfolio (Class 1)                                 615,491     1,944,726
Blue Chip Growth Portfolio (Class 1)                          33,990       195,041
Capital Growth Portfolio (Class 1)                           394,973       531,017
Cash Management Portfolio (Class 1)                        8,812,831    11,915,648
Corporate Bond Portfolio (Class 1)                         6,930,069    11,307,805
Davis Venture Value Portfolio (Class 1)                      785,065     8,838,099
"Dogs" of Wall Street Portfolio (Class 1)                    414,453       592,364
Emerging Markets Portfolio (Class 1)                       2,135,290     2,722,277
Equity Index Portfolio (Class 1)                             182,425     1,003,169
Equity Opportunities Portfolio (Class 1)                     198,677     1,581,603
Fundamental Growth Portfolio (Class 1)                        75,451     1,195,728
Global Bond Portfolio (Class 1)                            2,694,039     3,003,674
Global Equities Portfolio (Class 1)                          383,160       784,282
Growth Opportunities Portfolio (Class 1)                     296,790       344,313
Growth-Income Portfolio (Class 1)                            311,869     3,015,639
High-Yield Bond Portfolio (Class 1)                        2,093,928     2,415,348

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
SUNAMERICA TRUST (continued):
International Diversified Equities Portfolio (Class 1)   $   540,666   $   887,457
International Growth and Income Portfolio (Class 1)          957,953     1,686,287
MFS Massachusetts Investors Trust Portfolio (Class 1)        481,445       745,279
MFS Total Return Portfolio (Class 1)                       4,311,716    12,766,364
Mid-Cap Growth Portfolio (Class 1)                           528,033       443,689
Real Estate Portfolio (Class 1)                              488,964     1,021,287
Small Company Value Portfolio (Class 1)                    1,082,414       878,275
Technology Portfolio (Class 1)                                46,757       119,129
Telecom Utility Portfolio (Class 1)                          129,293       292,983
Total Return Bond Portfolio (Class 1)                      5,497,255     2,140,480
Aggressive Growth Portfolio (Class 3)                         66,833       197,161
Alliance Growth Portfolio (Class 3)                          144,760     1,278,518
Balanced Portfolio (Class 3)                                 643,361       472,836
Blue Chip Growth Portfolio (Class 3)                         398,106       251,696
Capital Growth Portfolio (Class 3)                           215,684       445,724
Cash Management Portfolio (Class 3)                        9,027,849     8,981,509
Corporate Bond Portfolio (Class 3)                        17,977,944    21,440,691
Davis Venture Value Portfolio (Class 3)                    1,590,977     9,371,315
"Dogs" of Wall Street Portfolio (Class 3)                    509,490       101,778
Emerging Markets Portfolio (Class 3)                       1,057,622     1,211,236
Equity Opportunities Portfolio (Class 3)                     255,040       136,170
Foreign Value Portfolio (Class 3)                          5,146,202     4,291,314
Fundamental Growth Portfolio (Class 3)                       292,947       657,422
Global Bond Portfolio (Class 3)                            3,725,746     2,982,182
Global Equities Portfolio (Class 3)                          280,595       244,495
Growth Opportunities Portfolio (Class 3)                   1,076,812     1,782,113
Growth-Income Portfolio (Class 3)                            141,393       542,583
High-Yield Bond Portfolio (Class 3)                        4,581,752     4,400,622
International Diversified Equities Portfolio (Class 3)       461,180       562,901
International Growth and Income Portfolio (Class 3)        3,982,766     5,233,882
Marsico Focused Growth Portfolio (Class 3)                   222,777       286,592

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
SUNAMERICA TRUST (continued):
MFS Massachusetts Investors Trust Portfolio (Class 3)    $ 1,971,593   $ 1,539,101
MFS Total Return Portfolio (Class 3)                       4,513,930    13,106,803
Mid-Cap Growth Portfolio (Class 3)                         1,071,663       347,189
Real Estate Portfolio (Class 3)                            1,416,179     2,190,495
Small & Mid Cap Value Portfolio (Class 3)                  2,184,789     5,729,350
Small Company Value Portfolio (Class 3)                    1,103,918     3,726,038
Technology Portfolio (Class 3)                               170,207       157,043
Telecom Utility Portfolio (Class 3)                           80,825        23,549
Total Return Bond Portfolio (Class 3)                     15,178,112     8,963,528
INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. Capital Growth Fund              $   373,194   $ 1,425,777
Invesco Van Kampen V.I. Comstock Fund                      1,373,979    25,660,535
Invesco Van Kampen V.I. Growth and Income Fund             4,279,281    25,646,753
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $ 2,077,338   $18,492,498
Mid Cap Value Portfolio                                      770,942    12,018,831
AMERICAN SERIES (Class 2):
Asset Allocation Fund                                    $ 7,492,820   $32,266,859
Global Growth Fund                                         6,636,012    30,435,476
Growth Fund                                                2,706,789    26,977,082
Growth-Income Fund                                         8,801,752    41,375,393
FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                          $ 2,385,384   $ 1,271,114
Franklin Templeton VIP Founding Funds Allocation Fund      1,343,313     1,578,256

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
SEASONS TRUST (Class 3):
Real Return Portfolio (1)                                $ 2,121,484   $   114,713

(1)  For the period from May 3, 2010 (inception) to December 31, 2010.

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2010 consist of the following:

                                                           Cost of       Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $ 1,212,343   $ 2,227,479
Capital Appreciation Portfolio (Class 1)                     799,668    14,401,121
Government and Quality Bond Portfolio (Class 1)            7,366,700    21,888,215
Growth Portfolio (Class 1)                                   890,098     8,329,141
Asset Allocation Portfolio (Class 3)                         834,929       934,520
Capital Appreciation Portfolio (Class 3)                   1,297,730    11,404,908
Government and Quality Bond Portfolio (Class 3)           18,607,517     8,079,543
Growth Portfolio (Class 3)                                   348,569     1,009,158
Natural Resources Portfolio (Class 3)                      1,287,255     1,489,673
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $   533,101   $   856,215
Alliance Growth Portfolio (Class 1)                          441,037     2,946,980
Balanced Portfolio (Class 1)                               1,246,692     3,085,880
Blue Chip Growth Portfolio (Class 1)                         150,966       238,482
Capital Growth Portfolio (Class 1)                           730,814       742,066
Cash Management Portfolio (Class 1)                       10,618,524    34,034,629
Corporate Bond Portfolio (Class 1)                         7,154,903    16,015,866

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
SUNAMERICA TRUST (continued):
Davis Venture Value Portfolio (Class 1)                  $ 3,369,588   $12,500,734
"Dogs" of Wall Street Portfolio (Class 1)                    460,233       540,789
Emerging Markets Portfolio (Class 1)                       3,629,669     3,605,881
Equity Index Portfolio (Class 1)                             331,917     1,629,403
Equity Opportunities Portfolio (Class 1)                     610,867     2,474,779
Fundamental Growth Portfolio (Class 1)                        73,210     1,925,688
Global Bond Portfolio (Class 1)                            3,117,449     4,164,661
Global Equities Portfolio (Class 1)                          753,579     1,124,869
Growth Opportunities Portfolio (Class 1)                     711,159       275,503
Growth-Income Portfolio (Class 1)                            763,287     3,674,164
High-Yield Bond Portfolio (Class 1)                        4,024,192     3,896,376
International Diversified Equities Portfolio (Class 1)     1,396,460     1,154,149
International Growth and Income Portfolio (Class 1)          929,383     3,158,543
MFS Massachusetts Investors Trust Portfolio (Class 1)      1,097,827       671,395
MFS Total Return Portfolio (Class 1)                       5,890,152    17,115,305
Mid-Cap Growth Portfolio (Class 1)                         1,109,504       818,937
Real Estate Portfolio (Class 1)                              937,680     1,975,892
Small Company Value Portfolio (Class 1)                    1,024,434       960,400
Technology Portfolio (Class 1)                               249,255       198,371
Telecom Utility Portfolio (Class 1)                          256,570       519,901
Total Return Bond Portfolio (Class 1)                      7,778,387     4,257,145
Aggressive Growth Portfolio (Class 3)                        177,944       113,883
Alliance Growth Portfolio (Class 3)                          224,757     1,795,675
Balanced Portfolio (Class 3)                                 924,990       371,929
Blue Chip Growth Portfolio (Class 3)                         577,278       509,053
Capital Growth Portfolio (Class 3)                           314,057       572,468
Cash Management Portfolio (Class 3)                        9,686,478    20,699,545
Corporate Bond Portfolio (Class 3)                        17,907,158    12,100,095
Davis Venture Value Portfolio (Class 3)                    5,019,181     8,458,112
"Dogs" of Wall Street Portfolio (Class 3)                    108,106       136,134

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
SUNAMERICA TRUST (continued):
Emerging Markets Portfolio (Class 3)                     $ 1,631,879   $ 1,934,489
Equity Opportunities Portfolio (Class 3)                     263,752       171,352
Foreign Value Portfolio (Class 3)                          9,071,795     3,951,477
Fundamental Growth Portfolio (Class 3)                       248,543       407,796
Global Bond Portfolio (Class 3)                            6,470,622     2,318,282
Global Equities Portfolio (Class 3)                          262,550       133,826
Growth Opportunities Portfolio (Class 3)                   3,580,745     1,135,543
Growth-Income Portfolio (Class 3)                            389,342       710,998
High-Yield Bond Portfolio (Class 3)                        4,432,547     4,233,764
International Diversified Equities Portfolio (Class 3)       493,099       875,627
International Growth and Income Portfolio (Class 3)        3,199,962     5,175,314
Marsico Focused Growth Portfolio (Class 3)                   440,512       551,764
MFS Massachusetts Investors Trust Portfolio (Class 3)      4,480,183       954,754
MFS Total Return Portfolio (Class 3)                       7,694,438    11,865,902
Mid-Cap Growth Portfolio (Class 3)                           700,523       296,085
Real Estate Portfolio (Class 3)                            2,009,177     5,780,421
Small & Mid Cap Value Portfolio (Class 3)                  4,474,168     8,879,968
Small Company Value Portfolio (Class 3)                    1,358,084     3,319,411
Technology Portfolio (Class 3)                               428,343       397,257
Telecom Utility Portfolio (Class 3)                          106,374       219,619
Total Return Bond Portfolio (Class 3)                     24,153,183     2,651,103
INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. Capital Growth Fund              $ 1,845,509   $ 2,074,547
Invesco Van Kampen V.I. Comstock Fund                      5,246,918    33,596,093
Invesco Van Kampen V.I. Growth and Income Fund             8,314,093    28,874,306
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $ 4,041,853   $20,629,152
Mid Cap Value Portfolio                                    1,355,088    14,384,123

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of       Proceeds
                                                            Shares        from
Variable Accounts                                          Acquired    Shares Sold
-----------------                                        -----------   -----------
AMERICAN SERIES (Class 2):
Asset Allocation Fund                                    $13,763,718   $42,454,060
Global Growth Fund                                         8,841,825    35,318,264
Growth Fund                                                5,117,402    29,721,143
Growth-Income Fund                                        11,033,811    46,555,482
FRANKLIN TRUST (Class 2):
Franklin Income Securities Fund                          $ 2,960,039   $ 1,007,996
Franklin Templeton VIP Founding Funds Allocation Fund      2,484,800     1,960,305

6.   OTHER MATTERS

     On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company ("ALICO"), one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The ALICO sale closed on November 1, 2010. The fair value of the consideration at closing was approximately $16.2 billion.

     American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

     On September 30, 2010, American International Group entered into an agreement-in-principle with the U.S. Department of the Treasury (the "Department of the Treasury"), the Federal Reserve Bank of New York (the "New York Fed"), and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the "Recapitalization"). American International Group completed the Recapitalization on January 14, 2011 (see note 7).

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     On October 29, 2010, American International Group completed an initial public offering of 8.08 billion ordinary shares of AIA Group Limited for aggregate gross proceeds of approximately $20.51 billion. Upon completion of the initial public offering, American International Group owned approximately thirty-three percent of AIA Group Limited's outstanding shares.

     Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described in these footnotes is qualified by regulatory filings American International Group files from time to time with the SEC.

7.   SUBSEQUENT EVENTS

     On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of American International Group common stock; and (iii) the shares of American International Group's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for
     (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the residential mortgage backed securities ("RMBS") owned by Maiden Lane II LLC for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the Maiden Lane II portfolio and instead would sell these securities through a competitive process.

     On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage. The CMA will replace an existing support agreement in effect between American International Group and the Company, which agreement will be terminated by American International Group in accordance with its terms on April 24, 2011.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the eight months ended December 31, 2010 and for the years ended April 30, 2010, 2009, 2008, 2007 and 2006 follows:

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Asset Allocation Portfolio (Class 1)
12/31/2010      712,066   16.41 to 28.57 (4)    14,168,846   0.85% to 1.25%      2.76%       6.70%     to   6.98% (5)
4/30/2010       703,568   15.34 to 26.77 (4)    13,343,319   0.85% to 1.25%      3.67%      27.69%     to  27.83% (5)
4/30/2009       773,252   12.00 to 20.97 (4)    11,543,112   0.85% to 1.25%      3.55%     -22.05%     to -22.01% (5)
4/30/2008       869,404   15.39 to 26.90 (4)    17,088,965   0.85% to 1.25%      2.88%      -0.32%     to  -0.30% (5)
4/30/2007       916,119   15.44 to 26.98 (4)    18,467,182   0.85% to 1.25%      3.16%      10.59%     to  10.74% (5)
4/30/2006       949,755   13.94 to 24.40 (4)    17,818,596   0.85% to 1.25%      2.99%       9.93%     to  10.37% (5)
Capital Appreciation Portfolio (Class 1)
12/31/2010    4,668,672   17.44 to 54.12 (4)    91,161,310   0.85% to 1.25%      0.13%      12.95%     to  13.25%
4/30/2010     5,221,493   15.40 to 47.92 (4)    89,668,733   0.85% to 1.25%      0.00%      44.33%     to  44.91%
4/30/2009     6,103,781   10.63 to 33.20 (4)    72,003,272   0.85% to 1.25%      0.00%     -34.86%     to -34.60%
4/30/2008     7,277,987   16.25 to 50.97 (4)   131,934,651   0.85% to 1.25%      0.34%       8.44%     to   8.87%
4/30/2007     8,114,213   14.92 to 47.00 (4)   135,629,169   0.85% to 1.25%      0.14%       9.24%     to   9.68%
4/30/2006     7,778,119   13.61 to 43.03 (4)   122,002,595   0.85% to 1.25%      0.27%      25.96%     to  26.47%
Government and Quality Bond Portfolio (Class 1)
12/31/2010    3,914,604   16.12 to 20.59 (4)    65,850,857   0.85% to 1.25%      4.02%       1.62%     to   1.90%
4/30/2010     4,361,104   15.82 to 20.26 (4)    72,083,413   0.85% to 1.25%      4.93%       4.56%     to   4.98%
4/30/2009     5,468,822   15.07 to 19.37 (4)    85,971,493   0.85% to 1.25%      4.17%       2.30%     to   2.71%
4/30/2008     5,992,724   14.67 to 18.94 (4)    92,173,031   0.85% to 1.25%      3.74%       4.76%     to   5.18%
4/30/2007     5,953,394   13.95 to 18.08 (4)    87,861,069   0.85% to 1.25%      3.65%       5.23%     to   5.65%
4/30/2006     5,852,159   13.20 to 17.18 (4)    83,089,300   0.85% to 1.25%      3.77%      -1.00%     to  -0.60%
Growth Portfolio (Class 1)
12/31/2010    2,921,238   12.65 to 34.57 (4)    41,947,682   0.85% to 1.25%      0.72%       5.93%     to   6.21%
4/30/2010     3,367,270   11.91 to 32.63 (4)    45,414,987   0.85% to 1.25%      1.04%      40.20%     to  40.76%
4/30/2009     4,008,018    8.46 to 23.28 (4)    38,205,960   0.85% to 1.25%      0.91%     -36.22%     to -35.96%
4/30/2008     4,982,926   13.21 to 36.50 (4)    73,973,227   0.85% to 1.25%      0.73%      -2.18%     to  -1.79%
4/30/2007     5,772,736   13.45 to 37.31 (4)    86,859,847   0.85% to 1.25%      0.61%      11.97%     to  12.41%
4/30/2006     5,763,643   11.97 to 33.32 (4)    79,074,823   0.85% to 1.25%      0.82%      17.64%     to  18.11%
Asset Allocation Portfolio (Class 3)
12/31/2010      309,653   14.95 to 15.32         4,741,122   0.85% to 1.10%      2.50%       6.63%     to   6.81%
4/30/2010       298,749   14.02 to 14.35         4,282,607   0.85% to 1.10%      3.32%      27.56%     to  27.88%
4/30/2009       311,652   10.99 to 11.22         3,494,991   0.85% to 1.10%      3.28%     -22.12%     to -21.93%
4/30/2008       265,948   14.11 to 14.37         3,820,926   0.85% to 1.10%      2.08%      -0.41%     to  -0.17%
4/30/2007       103,436   14.17 to 14.39         1,488,630   0.85% to 1.10%      1.64%      10.61% (6) to  10.95% (6)
4/30/2006            --               --                --              --         --                         --
Capital Appreciation Portfolio (Class 3)
12/31/2010    7,458,411   16.80 to 17.24       128,499,376   0.85% to 1.10%      0.00%      12.87%     to  13.06%
4/30/2010     8,272,211   14.88 to 15.25       126,060,954   0.85% to 1.10%      0.00%      44.19%     to  44.55%
4/30/2009     8,928,669   10.32 to 10.55        94,134,741   0.85% to 1.10%      0.00%     -34.93%     to -34.77%
4/30/2008     6,845,459   15.86 to 16.17       110,634,862   0.85% to 1.10%      0.13%       8.33%     to   8.60%
4/30/2007     3,085,252   14.64 to 14.89        45,912,750   0.85% to 1.10%      0.00%       9.53% (6) to   9.82% (6)
4/30/2006            --               --                --              --         --                         --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Government and Quality Bond Portfolio (Class 3)
12/31/2010    5,822,234   15.54 to 15.93        92,721,368   0.85% to 1.10%      3.69%       1.56%     to   1.72%
4/30/2010     5,922,965   15.31 to 15.66        92,731,206   0.85% to 1.10%      4.48%       4.45%     to   4.72%
4/30/2009     5,442,670   14.65 to 14.96        81,374,970   0.85% to 1.10%      3.70%       2.20%     to   2.45%
4/30/2008     3,775,931   14.34 to 14.60        55,105,056   0.85% to 1.10%      3.27%       4.66%     to   4.92%
4/30/2007     2,044,042   13.70 to 13.91        28,430,845   0.85% to 1.10%      1.30%       5.45% (6) to   5.71% (6)
4/30/2006            --               --                --              --         --                         --
Growth Portfolio (Class 3)
12/31/2010      386,395   12.18 to 12.51         4,831,679   0.85% to 1.10%      0.52%       5.81%     to   6.03%
4/30/2010       411,516   11.51 to 11.79         4,853,062   0.85% to 1.10%      0.71%      39.93%     to  40.41%
4/30/2009       472,674    8.23 to  8.40         3,970,032   0.85% to 1.10%      0.50%     -36.30%     to -36.12%
4/30/2008       296,113   12.92 to 13.15         3,893,356   0.85% to 1.10%      0.43%      -2.21%     to  -2.04%
4/30/2007       143,500   13.21 to 13.42         1,925,911   0.85% to 1.10%      0.24%      12.29% (6) to  12.64% (6)
4/30/2006            --               --                --              --         --                         --
Natural Resources Portfolio (Class 3)
12/31/2010      718,089   12.22 to 12.36         8,872,042   0.85% to 1.10%      0.71%      14.50%     to  14.69%
4/30/2010       797,301   10.67 to 10.78         8,588,981   0.85% to 1.10%      1.00%      42.47%     to  42.83%
4/30/2009       864,571    7.49 to  7.54         6,521,441   0.85% to 1.10%      0.81%     -48.71%     to -48.58%
4/30/2008       617,073   14.60 to 14.67         9,051,703   0.85% to 1.10%      0.69%      31.40%     to  31.74%
4/30/2007       226,414   11.11 to 11.14         2,521,228   0.85% to 1.10%      0.18%      11.12% (6) to  11.36% (6)
4/30/2006            --               --                --              --         --                         --
Aggressive Growth Portfolio (Class 1)
12/31/2010      419,845    8.42 to 13.71 (4)     4,927,629   0.85% to 1.25%      0.00%       7.45%     to   7.74%
4/30/2010       452,977    7.82 to 12.76 (4)     4,910,061   0.85% to 1.25%      0.13%      48.43%     to  49.03%
4/30/2009       483,218    5.25 to  8.60 (4)     3,540,639   0.85% to 1.25%      0.82%     -45.77%     to -45.56%
4/30/2008       584,193    9.64 to 15.86 (4)     7,886,613   0.85% to 1.25%      0.64%     -19.13%     to -18.80%
4/30/2007       686,222   11.87 to 19.61 (4)    11,523,478   0.85% to 1.25%      0.10%      12.60%     to  13.05%
4/30/2006       779,379   10.50 to 17.41 (4)    11,882,825   0.85% to 1.25%      0.00%      22.91%     to  23.40%
Alliance Growth Portfolio (Class 1)
12/31/2010    1,124,208    8.37 to 34.01 (4)    24,971,933   0.85% to 1.25%      0.86%       6.05%     to   6.34%
4/30/2010     1,276,844    7.87 to 32.07 (4)    26,182,996   0.85% to 1.25%      0.57%      34.09%     to  34.63%
4/30/2009     1,429,844    5.85 to 23.92 (4)    21,415,071   0.85% to 1.25%      0.19%     -31.59%     to -31.31%
4/30/2008     1,797,555    8.51 to 34.96 (4)    38,382,318   0.85% to 1.25%      0.05%      -0.58%     to  -0.18%
4/30/2007     2,189,625    8.53 to 35.16 (4)    47,489,197   0.85% to 1.25%      0.13%       2.03%     to   2.44%
4/30/2006     2,713,134    8.32 to 34.46 (4)    59,181,349   0.85% to 1.25%      0.38%      27.10%     to  27.61%
Balanced Portfolio (Class 1)
12/31/2010    1,227,800   10.22 to 17.26 (4)    18,734,673   0.85% to 1.25%      1.97%       5.17%     to   5.45%
4/30/2010     1,331,189    9.69 to 16.42 (4)    19,367,710   0.85% to 1.25%      3.28%      28.07%     to  28.58%
4/30/2009     1,505,570    7.54 to 12.82 (4)    17,053,832   0.85% to 1.25%      3.93%     -23.28%     to -22.98%
4/30/2008     1,878,292    9.78 to 16.71 (4)    28,239,635   0.85% to 1.25%      2.96%      -4.27%     to  -3.88%
4/30/2007     2,217,107   10.18 to 17.45 (4)    35,003,995   0.85% to 1.25%      2.76%      11.47%     to  11.92%
4/30/2006     2,737,772    9.10 to 15.66 (4)    39,283,815   0.85% to 1.25%      2.52%       6.73%     to   7.15%
Blue Chip Growth Portfolio (Class 1)
12/31/2010      169,073    6.18 to  6.33         1,069,902   0.85% to 1.10%      0.29%       6.89%     to   7.07%
4/30/2010       196,720    5.78 to  5.92         1,162,098   0.85% to 1.10%      0.32%      32.80%     to  33.13%
4/30/2009       211,535    4.35 to  4.44           938,950   0.85% to 1.10%      0.54%     -31.55%     to -31.37%
4/30/2008       248,749    6.36 to  6.48         1,608,902   0.85% to 1.10%      0.35%      -0.44%     to  -0.19%
4/30/2007       289,877    6.39 to  6.49         1,878,739   0.85% to 1.10%      0.25%       9.97%     to  10.25%
4/30/2006       288,625    5.81 to  5.88         1,696,323   0.85% to 1.10%      0.56%      10.92%     to  11.20%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Capital Growth Portfolio (Class 1)
12/31/2010      197,382    7.69 to  7.88         1,552,228   0.85% to 1.10%      0.00%       5.85%     to   6.03%
4/30/2010       217,991    7.26 to  7.43         1,617,471   0.85% to 1.10%      0.00%      33.16%     to  33.50%
4/30/2009       211,903    5.45 to  5.57         1,178,444   0.85% to 1.10%      0.00%     -38.05%     to -37.90%
4/30/2008       217,046    8.81 to  8.96         1,943,884   0.85% to 1.10%      1.18%       1.64%     to   1.89%
4/30/2007       247,323    8.66 to  8.80         2,174,280   0.85% to 1.10%      0.31%      14.30%     to  14.58%
4/30/2006       248,835    7.58 to  7.68         1,909,317   0.85% to 1.10%      0.45%      16.75%     to  17.04%
Cash Management Portfolio (Class 1)
12/31/2010    1,418,702   11.76 to 13.75 (4)    17,397,029   0.85% to 1.25%      0.00%      -0.99%     to  -0.73%
4/30/2010     1,662,599   11.85 to 13.89 (4)    20,531,580   0.85% to 1.25%      2.53%      -1.31%     to  -0.91%
4/30/2009     3,643,431   11.95 to 14.07 (4)    44,673,769   0.85% to 1.25%      3.51%      -0.63%     to  -0.23%
4/30/2008     2,585,728   11.98 to 14.16 (4)    32,502,964   0.85% to 1.25%      3.25%       2.19%     to   2.60%
4/30/2007     1,908,753   11.68 to 13.86 (4)    23,875,174   0.85% to 1.25%      2.55%       3.63%     to   4.04%
4/30/2006     1,566,098   11.23 to 13.37 (4)    19,153,946   0.85% to 1.25%      0.86%       2.15%     to   2.56%
Corporate Bond Portfolio (Class 1)
12/31/2010    3,809,449   20.18 to 24.67 (4)    77,627,774   0.85% to 1.25%      6.28%       4.37%     to   4.65%
4/30/2010     4,262,004   19.28 to 23.64 (4)    82,939,768   0.85% to 1.25%      5.91%      26.67%     to  27.18%
4/30/2009     4,991,101   15.16 to 18.66 (4)    76,317,039   0.85% to 1.25%      4.72%      -3.52%     to  -3.13%
4/30/2008     5,908,285   15.65 to 19.34 (4)    93,350,119   0.85% to 1.25%      3.89%       3.13%     to   3.54%
4/30/2007     5,762,823   15.12 to 18.75 (4)    88,117,103   0.85% to 1.25%      4.34%       7.31%     to   7.74%
4/30/2006     5,268,308   14.03 to 17.48 (4)    75,119,224   0.85% to 1.25%      4.39%       1.40%     to   1.81%
Davis Venture Value Portfolio (Class 1)
12/31/2010    4,451,181   14.79 to 37.10 (4)    73,337,574   0.85% to 1.25%      0.77%       6.10%     to   6.38%
4/30/2010     5,019,192   13.90 to 34.97 (4)    77,486,056   0.85% to 1.25%      1.50%      37.24%     to  37.80%
4/30/2009     5,852,219   10.09 to 25.48 (4)    65,272,627   0.85% to 1.25%      2.04%     -36.45%     to -36.20%
4/30/2008     7,123,996   15.81 to 40.10 (4)   124,976,792   0.85% to 1.25%      0.92%      -3.92%     to  -3.54%
4/30/2007     8,070,942   16.39 to 41.73 (4)   148,405,314   0.85% to 1.25%      0.98%      13.90%     to  14.35%
4/30/2006     7,926,993   14.34 to 36.64 (4)   127,172,101   0.85% to 1.25%      0.96%      16.03%     to  16.50%
"Dogs" of Wall Street Portfolio (Class 1)
12/31/2010      225,699   12.81 to 15.12         3,028,144   0.85% to 1.25%      2.90%       7.42%     to   7.71% (5)
4/30/2010       245,172   11.92 to 14.04         3,064,652   0.85% to 1.25%      4.53%      37.01%     to  37.56% (5)
4/30/2009       261,903    8.70 to 10.20         2,363,708   0.85% to 1.25%      3.97%     -31.73%     to -31.45% (5)
4/30/2008       303,915   12.75 to 14.89         3,993,931   0.85% to 1.25%      2.67%      -6.81%     to  -6.44% (5)
4/30/2007       373,356   13.68 to 15.91         5,265,702   0.85% to 1.25%      2.40%      16.44%     to  16.90%
4/30/2006       449,685   11.75 to 13.61         5,417,029   0.85% to 1.25%      2.52%       5.77%     to   6.19%
Emerging Markets Portfolio (Class 1)
12/31/2010      497,624   24.00 to 29.82        13,078,029   0.85% to 1.25%      1.49%      15.36%     to  15.66%
4/30/2010       529,158   20.80 to 25.79        11,930,433   0.85% to 1.25%      0.00%      52.37%     to  52.98%
4/30/2009       531,514   13.65 to 16.86         7,786,851   0.85% to 1.25%      2.11%     -46.75%     to -46.54%
4/30/2008       687,305   25.64 to 31.53        19,068,073   0.85% to 1.25%      1.93%      20.50%     to  20.98%
4/30/2007       705,715   21.28 to 26.06        16,152,724   0.85% to 1.25%      0.95%      16.26%     to  16.72%
4/30/2006       814,147   18.30 to 22.33        15,776,403   0.85% to 1.25%      0.28%      63.38%     to  64.03%
Equity Index Portfolio (Class 1)
12/31/2010    1,144,865             9.51        10,891,764            1.25%      1.67%                      6.29%
4/30/2010     1,249,940             8.95        11,187,954            1.25%      2.51%                     36.45%
4/30/2009     1,426,489             6.56         9,357,126            1.25%      2.48%                    -36.27%
4/30/2008     1,882,083            10.29        19,373,157            1.25%      1.58%                     -6.28%
4/30/2007     2,345,019            10.98        25,756,567            1.25%      1.56%                     13.14%
4/30/2006     3,059,876             9.71        29,704,711            1.25%      1.60%                     13.47%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Equity Opportunities Portfolio (Class 1)
12/31/2010      839,451   12.35 to 19.30 (4)    11,086,312   0.85% to 1.25%      0.72%       8.94%     to   9.23%
4/30/2010       954,759   11.31 to 17.71 (4)    11,559,562   0.85% to 1.25%      1.23%      32.30%     to  32.84%
4/30/2009     1,137,507    8.51 to 13.39 (4)    10,300,983   0.85% to 1.25%      1.86%     -32.23%     to -31.96%
4/30/2008     1,374,566   12.51 to 19.76 (4)    18,231,057   0.85% to 1.25%      1.84%      -8.00%     to  -7.63%
4/30/2007     1,550,960   13.55 to 21.47 (4)    22,389,453   0.85% to 1.25%      1.63%      11.61%     to  12.05%
4/30/2006     1,671,136   12.09 to 19.24 (4)    21,804,571   0.85% to 1.25%      1.55%      11.45%     to  11.90%
Fundamental Growth Portfolio (Class 1)
12/31/2010    1,163,672    7.24 to 18.67 (4)    12,466,191   0.85% to 1.25%      0.00%      11.44%     to  11.74% (5)
4/30/2010     1,279,596    6.48 to 16.75 (4)    12,234,593   0.85% to 1.25%      0.00%      33.69%     to  34.42%
4/30/2009     1,522,209    4.83 to 12.53 (4)    10,568,571   0.85% to 1.25%      0.00%     -40.72%     to -40.48%
4/30/2008     1,859,610    8.11 to 21.14 (4)    21,612,238   0.85% to 1.25%      0.00%       6.59%     to   7.02%
4/30/2007     2,167,678    7.58 to 19.83 (4)    24,040,160   0.85% to 1.25%      0.02%       4.32%     to   4.74%
4/30/2006     2,549,419    7.24 to 19.01 (4)    28,011,037   0.85% to 1.25%      0.61%      15.98%     to  16.45%
Global Bond Portfolio (Class 1)
12/31/2010      877,083   17.43 to 23.52 (4)    16,099,497   0.85% to 1.25%      4.16%       5.24%     to   5.52%
4/30/2010       943,118   16.52 to 22.35 (4)    16,435,450   0.85% to 1.25%      3.45%      10.78%     to  11.23%
4/30/2009     1,054,671   14.85 to 20.18 (4)    16,526,291   0.85% to 1.25%      3.46%      -4.63%     to  -4.24%
4/30/2008     1,270,133   15.51 to 21.16 (4)    20,864,229   0.85% to 1.25%      0.49%      13.57%     to  14.03%
4/30/2007       818,750   13.60 to 18.63 (4)    12,192,862   0.85% to 1.25%      9.13%       2.82%     to   3.23% (5)
4/30/2006       737,348   13.18 to 18.12 (4)    10,985,195   0.85% to 1.25%      3.23%       2.47%     to   2.88% (5)
Global Equities Portfolio (Class 1)
12/31/2010      424,709    9.85 to 21.89 (4)     6,279,672   0.85% to 1.25%      1.74%       8.64%     to   8.93%
4/30/2010       456,589    9.04 to 20.15 (4)     6,257,961   0.85% to 1.25%      2.62%      37.29%     to  37.84%
4/30/2009       489,251    6.56 to 14.68 (4)     4,927,724   0.85% to 1.25%      2.81%     -41.70%     to -41.47%
4/30/2008       620,943   11.21 to 25.18 (4)    10,592,395   0.85% to 1.25%      1.24%      -3.66%     to  -3.27%
4/30/2007       697,578   11.59 to 26.14 (4)    12,617,488   0.85% to 1.25%      0.89%      16.51%     to  16.98%
4/30/2006       703,263    9.91 to 22.43 (4)    11,363,594   0.85% to 1.25%      0.26%      34.21%     to  34.75%
Growth Opportunities Portfolio (Class 1)
12/31/2010      276,045    6.28 to  6.49         1,737,058   0.85% to 1.10%      0.00%       9.89%     to  10.07%
4/30/2010       282,175    5.71 to  5.91         1,614,772   0.85% to 1.10%      0.00%      35.23%     to  35.57%
4/30/2009       188,057    4.21 to  4.37           793,208   0.85% to 1.10%      0.00%     -31.48%     to -31.31%
4/30/2008       175,626    6.13 to  6.38         1,077,783   0.85% to 1.10%      0.00%       2.41%     to   2.67%
4/30/2007       181,505    5.97 to  6.23         1,085,841   0.85% to 1.10%      0.00%      -0.92%     to  -0.68%
4/30/2006       183,198    6.01 to  6.28         1,104,632   0.85% to 1.10%      0.00%      36.75%     to  37.11%
Growth-Income Portfolio (Class 1)
12/31/2010    1,132,534    9.09 to 27.89 (4)    20,103,996   0.85% to 1.25%      0.98%       5.99%     to   6.27%
4/30/2010     1,339,853    8.55 to 26.31 (4)    21,795,448   0.85% to 1.25%      1.38%      30.87%     to  31.40%
4/30/2009     1,588,482    6.51 to 20.11 (4)    19,101,948   0.85% to 1.25%      1.36%     -37.60%     to -37.35%
4/30/2008     1,960,560   10.39 to 32.22 (4)    38,263,550   0.85% to 1.25%      0.98%      -5.23%     to  -4.85% (5)
4/30/2007     2,172,631   10.92 to 34.00 (4)    46,157,588   0.85% to 1.25%      0.75%       8.88%     to   9.32% (5)
4/30/2006     2,508,957    9.99 to 31.22 (4)    51,800,247   0.85% to 1.25%      0.56%      16.84%     to  17.30%
High-Yield Bond Portfolio (Class 1)
12/31/2010      898,638   16.66 to 22.92 (4)    15,384,899   0.85% to 1.25%      9.62%       6.39%     to   6.59% (5)
4/30/2010     1,007,680   15.63 to 21.55 (4)    16,112,514   0.85% to 1.25%      8.43%      36.56%     to  36.75% (5)
4/30/2009     1,071,185   11.43 to 15.78 (4)    12,495,060   0.85% to 1.25%     12.09%     -25.73%     to -25.63% (5)
4/30/2008     1,122,869   15.36 to 21.25 (4)    17,677,184   0.85% to 1.25%      7.63%      -3.84%     to  -3.68% (5)
4/30/2007     1,264,402   15.95 to 22.09 (4)    20,788,545   0.85% to 1.25%      7.63%      10.90%     to  11.06% (5)
4/30/2006     1,158,420   14.36 to 19.92 (4)    17,292,845   0.85% to 1.25%      9.75%      15.09%     to  15.55% (5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
International Diversified Equities Portfolio (Class 1)
12/31/2010      675,407   13.85 to 14.95 (4)     7,086,924   0.85% to 1.25%      4.22%       9.58%     to   9.85% (5)
4/30/2010       735,805   12.64 to 13.61 (4)     7,049,135   0.85% to 1.25%      1.27%      33.73%     to  34.34%
4/30/2009       697,860    9.45 to 10.13 (4)     5,081,136   0.85% to 1.25%      4.13%     -42.42%     to -42.26% (5)
4/30/2008       842,165   16.41 to 17.55 (4)    10,620,895   0.85% to 1.25%      2.09%       2.47%     to   2.73% (5)
4/30/2007       812,228   16.02 to 17.08 (4)    10,099,384   0.85% to 1.25%      0.41%      15.00%     to  15.42% (5)
4/30/2006       749,276   13.93 to 14.80 (4)     8,378,646   0.85% to 1.25%      1.44%      33.28%     to  33.81% (5)
International Growth and Income Portfolio (Class 1)
12/31/2010      998,242   11.64 to 14.57 (4)    12,366,953   0.85% to 1.25%      4.25%       7.01%     to   7.29%
4/30/2010     1,094,527   10.85 to 13.62 (4)    12,692,943   0.85% to 1.25%      0.00%      34.67%     to  35.21%
4/30/2009     1,283,469    8.03 to 10.11 (4)    11,009,858   0.85% to 1.25%      3.73%     -48.39%     to -48.19%
4/30/2008     1,900,582   15.49 to 19.60 (4)    31,204,073   0.85% to 1.25%      1.67%      -5.30%     to  -4.92%
4/30/2007     1,930,818   16.29 to 20.69 (4)    33,618,066   0.85% to 1.25%      1.26%      17.01%     to  17.48%
4/30/2006     1,624,150   13.87 to 17.68 (4)    24,427,654   0.85% to 1.25%      0.81%      34.94%     to  35.48%
MFS Massachusetts Investors Trust Portfolio (Class 1)
12/31/2010      404,967   10.93 to 11.20         4,527,131   0.85% to 1.10%      0.98%       4.44%     to   4.62%
4/30/2010       432,720   10.47 to 10.71         4,622,329   0.85% to 1.10%      1.21%      34.18%     to  34.52%
4/30/2009       388,579    7.80 to  7.96         3,085,844   0.85% to 1.10%      1.20%     -32.13%     to -31.96%
4/30/2008       492,672   11.49 to 11.70         5,753,833   0.85% to 1.10%      1.18%       0.51%     to   0.77%
4/30/2007       571,906   11.43 to 11.61         6,629,932   0.85% to 1.10%      0.70%      12.29%     to  12.57%
4/30/2006       651,510   10.18 to 10.31         6,711,198   0.85% to 1.10%      0.76%      16.12%     to  16.41%
MFS Total Return Portfolio (Class 1)
12/31/2010    6,412,067   15.99 to 16.39       104,898,990   0.85% to 1.10%      2.95%       4.39%     to   4.56%
4/30/2010     7,118,289   15.32 to 15.67       111,383,180   0.85% to 1.10%      3.72%      23.71%     to  24.02%
4/30/2009     8,100,695   12.38 to 12.64       102,227,600   0.85% to 1.10%      3.66%     -21.50%     to -21.30%
4/30/2008    10,055,681   15.77 to 16.06       161,294,974   0.85% to 1.10%      2.66%      -4.27%     to  -4.03%
4/30/2007    10,626,450   16.47 to 16.73       177,627,795   0.85% to 1.10%      2.38%      12.03%     to  12.31%
4/30/2006    10,086,264   14.70 to 14.90       150,133,917   0.85% to 1.10%      2.06%       7.31%     to   7.57%
Mid-Cap Growth Portfolio (Class 1)
12/31/2010      424,605    9.92 to 10.16         4,305,607   0.85% to 1.10%      0.00%      13.02%     to  13.21%
4/30/2010       415,544    8.78 to  8.98         3,721,809   0.85% to 1.10%      0.00%      39.52%     to  39.87%
4/30/2009       361,701    6.29 to  6.42         2,318,266   0.85% to 1.10%      0.00%     -33.90%     to -33.74%
4/30/2008       441,212    9.52 to  9.69         4,268,355   0.85% to 1.10%      0.24%       1.85%     to   2.10%
4/30/2007       432,792    9.34 to  9.49         4,101,234   0.85% to 1.10%      0.00%       2.10%     to   2.35%
4/30/2006       462,785    9.15 to  9.27         4,286,330   0.85% to 1.10%      0.00%      21.60%     to  21.90%
Real Estate Portfolio (Class 1)
12/31/2010      219,696   22.93 to 27.71         5,631,167   0.85% to 1.25%      1.85%       4.77%     to   5.05%
4/30/2010       243,412   21.89 to 26.38         5,984,972   0.85% to 1.25%      2.02%      55.42%     to  56.04%
4/30/2009       299,890   14.08 to 16.91         4,756,909   0.85% to 1.25%      4.34%     -49.67%     to -49.47%
4/30/2008       382,374   27.98 to 33.46        11,983,610   0.85% to 1.25%      1.55%     -16.91%     to -16.58%
4/30/2007       589,555   33.68 to 40.11        22,020,106   0.85% to 1.25%      1.24%      25.16%     to  25.66%
4/30/2006       561,998   26.91 to 31.92        16,598,621   0.85% to 1.25%      1.81%      29.08%     to  29.59%
Small Company Value Portfolio (Class 1)
12/31/2010      200,102   19.67 to 27.30         5,459,250   0.85% to 1.25%      0.59%       6.83%     to   7.09%
4/30/2010       196,455   18.36 to 25.55         5,017,112   0.85% to 1.25%      0.75%      49.63%     to  50.20%
4/30/2009       196,515   12.23 to 17.08         3,353,978   0.85% to 1.25%      0.59%     -32.17%     to -31.88%
4/30/2008       247,131   17.95 to 25.18         6,218,989   0.85% to 1.25%      0.00%     -13.59%     to -13.23%
4/30/2007       340,916   20.69 to 29.13         9,928,447   0.85% to 1.25%      0.01%       7.15%     to   7.58%
4/30/2006       384,470   19.23 to 27.19        10,450,373   0.85% to 1.25%      6.09%      32.88%     to  33.41%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Technology Portfolio (Class 1)
12/31/2010      174,817    2.39 to  2.45           427,041   0.85% to 1.10%      0.00%      10.55%     to  10.73%
4/30/2010       205,324    2.16 to  2.21           453,275   0.85% to 1.10%      0.00%      40.56%     to  40.91%
4/30/2009       161,321    1.54 to  1.57           252,953   0.85% to 1.10%      0.00%     -35.24%     to -35.07%
4/30/2008       177,656    2.38 to  2.42           429,037   0.85% to 1.10%      0.00%      -1.43%     to  -1.18%
4/30/2007       147,503    2.41 to  2.45           360,403   0.85% to 1.10%      0.00%       1.20%     to   1.45%
4/30/2006       170,038    2.38 to  2.41           409,580   0.85% to 1.10%      0.00%      16.64%     to  16.93%
Telecom Utility Portfolio (Class 1)
12/31/2010      139,789   12.55 to 16.75 (4)     2,144,987   0.85% to 1.25%      2.90%      11.41%     to  11.76%
4/30/2010       156,310   11.23 to 15.03 (4)     2,123,879   0.85% to 1.25%      5.35%      34.46%     to  35.00%
4/30/2009       185,202    8.32 to 11.18 (4)     1,862,882   0.85% to 1.25%      3.03%     -37.78%     to -37.56% (5)
4/30/2008       222,071   13.32 to 17.97 (4)     3,621,268   0.85% to 1.25%      3.04%       7.31%     to   7.53% (5)
4/30/2007       228,872   12.39 to 16.75 (4)     3,559,841   0.85% to 1.25%      3.49%      29.03%     to  29.65%
4/30/2006       247,300    9.56 to 12.98 (4)     3,055,430   0.85% to 1.25%      4.30%      10.50%     to  11.25%
Total Return Bond Portfolio (Class 1)
12/31/2010    1,239,222   18.80 to 27.39 (4)    23,994,780   0.85% to 1.25%      2.76%       2.34%     to   2.61%
4/30/2010     1,092,584   18.32 to 26.76 (4)    20,624,924   0.85% to 1.25%      1.93%       9.76%     to  10.20%
4/30/2009       902,304   16.62 to 24.38 (4)    15,551,746   0.85% to 1.25%      3.08%       6.13%     to   6.56%
4/30/2008       431,252   15.60 to 22.97 (4)     7,169,673   0.85% to 1.25%      6.45%       1.70%     to   2.11%
4/30/2007       441,898   15.28 to 22.59 (4)     7,255,884   0.85% to 1.25%      7.41%       9.53%     to   9.97%
4/30/2006       437,925   13.89 to 20.62 (4)     6,610,256   0.85% to 1.25%      7.77%      10.07%     to  10.51%
Aggressive Growth Portfolio (Class 3)
12/31/2010       51,038    8.18 to  8.33           424,825   0.85% to 1.10%      0.00%       7.44%     to   7.56%
4/30/2010        69,587    7.62 to  7.74           538,324   0.85% to 1.10%      0.00%      48.54%     to  48.66%
4/30/2009        62,443    5.13 to  5.21           325,076   0.85% to 1.10%      0.39%     -45.75%     to -45.71%
4/30/2008        54,796    9.45 to  9.59           525,484   0.85% to 1.10%      0.38%     -19.04%     to -18.99%
4/30/2007        27,200   11.67 to 11.84           321,940   0.85% to 1.10%      0.00%      13.05% (6) to  13.31% (6)
4/30/2006            --               --                --              --         --                         --
Alliance Growth Portfolio (Class 3)
12/31/2010    1,411,151    8.07 to  8.27        11,662,541   0.85% to 1.10%      0.65%       5.98%     to   6.16%
4/30/2010     1,563,530    7.61 to  7.79        12,172,881   0.85% to 1.10%      0.32%      33.95%     to  34.29%
4/30/2009     1,773,630    5.68 to  5.80        10,283,061   0.85% to 1.10%      0.00%     -31.66%     to -31.49%
4/30/2008     1,941,059    8.31 to  8.47        16,426,222   0.85% to 1.10%      0.00%      -0.68%     to  -0.43%
4/30/2007     1,540,187    8.37 to  8.50        13,090,904   0.85% to 1.10%      0.00%       2.62% (6) to   2.89% (6)
4/30/2006            --               --                --              --         --                         --
Balanced Portfolio (Class 3)
12/31/2010      333,373    9.79 to 10.10         3,367,472   0.85% to 1.10%      1.69%       5.09%     to   5.27%
4/30/2010       319,769    9.32 to  9.60         3,067,877   0.85% to 1.10%      2.79%      27.94%     to  28.26%
4/30/2009       266,206    7.28 to  7.48         1,991,393   0.85% to 1.10%      3.37%     -23.43%     to -23.18%
4/30/2008       157,604    9.51 to  9.74         1,535,078   0.85% to 1.10%      2.44%      -4.61%     to  -4.07%
4/30/2007        72,752    9.97 to 10.15           738,657   0.85% to 1.10%      2.46%      11.39% (6) to  11.95% (6)
4/30/2006            --               --                --              --         --                         --
Blue Chip Growth Portfolio (Class 3)
12/31/2010      249,608    6.07 to  6.26         1,562,629   0.85% to 1.10%      0.08%       6.77%     to   6.89%
4/30/2010       220,394    5.68 to  5.86         1,290,834   0.85% to 1.10%      0.05%      32.36%     to  32.80%
4/30/2009       199,873    4.29 to  4.41           881,600   0.85% to 1.10%      0.19%     -31.94%     to -31.54%
4/30/2008       114,836    6.31 to  6.44           739,922   0.85% to 1.10%      0.09%      -0.82%     to  -0.44%
4/30/2007        31,532    6.36 to  6.47           204,059   0.85% to 1.10%      0.01%       9.90% (6) to  10.38% (6)
4/30/2006            --               --                --              --         --                         --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Capital Growth Portfolio (Class 3)
12/31/2010      477,946    7.59 to  7.78         3,719,204   0.85% to 1.10%      0.00%       5.67%     to   5.85%
4/30/2010       506,120    7.18 to  7.35         3,721,024   0.85% to 1.10%      0.00%      32.83%     to  33.17%
4/30/2009       542,220    5.41 to  5.52         2,993,747   0.85% to 1.10%      0.00%     -38.21%     to -38.05%
4/30/2008       315,718    8.75 to  8.92         2,814,010   0.85% to 1.10%      0.80%       1.39%     to   1.65%
4/30/2007       111,654    8.63 to  8.77           978,668   0.85% to 1.10%      0.07%      14.37% (6) to  14.75% (6)
4/30/2006            --               --                --              --         --                         --
Cash Management Portfolio (Class 3)
12/31/2010      934,751   11.29 to 11.62        10,863,494   0.85% to 1.10%      0.00%      -1.04%     to  -0.89%
4/30/2010       925,860   11.41 to 11.73        10,857,389   0.85% to 1.10%      2.47%      -1.41%     to  -1.16%
4/30/2009     1,880,894   11.57 to 11.87        22,315,806   0.85% to 1.10%      3.30%      -0.81%     to  -0.48%
4/30/2008       903,247   11.66 to 11.92        10,769,286   0.85% to 1.10%      2.74%       1.90%     to   2.34%
4/30/2007       221,901   11.45 to 11.65         2,585,109   0.85% to 1.10%      1.18%       3.06% (6) to   3.78% (6)
4/30/2006            --               --                --              --         --                         --
Corporate Bond Portfolio (Class 3)
12/31/2010    9,427,409   19.45 to 19.94       187,925,968   0.85% to 1.10%      6.09%       4.30%     to   4.47%
4/30/2010    10,147,495   18.64 to 19.09       193,626,348   0.85% to 1.10%      5.66%      26.55%     to  26.87%
4/30/2009    10,287,566   14.73 to 15.05       154,733,770   0.85% to 1.10%      4.44%      -3.61%     to  -3.37%
4/30/2008     7,546,558   15.29 to 15.57       117,474,094   0.85% to 1.10%      3.28%       3.02%     to   3.28%
4/30/2007     2,737,040   14.84 to 15.08        41,252,054   0.85% to 1.10%      2.33%       7.41% (6) to   7.69% (6)
4/30/2006            --               --                --              --         --                         --
Davis Venture Value Portfolio (Class 3)
12/31/2010    6,586,099   14.25 to 14.62        96,224,930   0.85% to 1.10%      0.56%       6.03%     to   6.20%
4/30/2010     7,158,170   13.44 to 13.76        98,476,046   0.85% to 1.10%      1.19%      37.11%     to  37.45%
4/30/2009     7,608,802    9.81 to 10.01        76,156,795   0.85% to 1.10%      1.65%     -36.51%     to -36.35%
4/30/2008     5,189,859   15.44 to 15.73        81,616,529   0.85% to 1.10%      0.65%      -4.02%     to  -3.78%
4/30/2007     2,334,998   16.09 to 16.35        38,159,680   0.85% to 1.10%      0.47%      14.21% (6) to  14.51% (6)
4/30/2006            --               --                --              --         --                         --
"Dogs" of Wall Street Portfolio (Class 3)
12/31/2010       82,111   14.58 to 14.95         1,226,943   0.85% to 1.10%      2.75%       7.34%     to   7.53%
4/30/2010        55,223   13.58 to 13.90           766,925   0.85% to 1.10%      4.12%      36.87%     to  37.22%
4/30/2009        58,953    9.92 to 10.13           596,737   0.85% to 1.10%      3.41%     -31.79%     to -31.62%
4/30/2008        58,757   14.55 to 14.81           869,654   0.85% to 1.10%      1.87%      -6.91%     to  -6.68%
4/30/2007        15,406   15.63 to 15.87           244,392   0.85% to 1.10%      1.08%      16.65% (6) to  17.21% (6)
4/30/2006            --               --                --              --         --                         --
Emerging Markets Portfolio (Class 3)
12/31/2010      420,192   28.80 to 29.47        12,376,243   0.85% to 1.10%      1.22%      15.28%     to  15.47%
4/30/2010       430,023   24.98 to 25.52        10,970,729   0.85% to 1.10%      0.00%      52.21%     to  52.60%
4/30/2009       445,284   16.41 to 16.72         7,445,005   0.85% to 1.10%      1.78%     -46.81%     to -46.67%
4/30/2008       187,242   30.86 to 31.36         5,869,661   0.85% to 1.10%      1.52%      20.38%     to  20.68%
4/30/2007        78,177   25.63 to 25.99         2,030,305   0.85% to 1.10%      0.43%      15.89% (6) to  16.18% (6)
4/30/2006            --               --                --              --         --                         --
Equity Opportunities Portfolio (Class 3)
12/31/2010      105,630   11.91 to 12.21         1,288,119   0.85% to 1.10%      0.48%       8.87%     to   9.05%
4/30/2010        94,238   10.94 to 11.20         1,054,142   0.85% to 1.10%      0.88%      32.17%     to  32.51%
4/30/2009        86,148    8.28 to  8.45           727,097   0.85% to 1.10%      1.45%     -32.30%     to -32.13%
4/30/2008        77,706   12.23 to 12.45           966,485   0.85% to 1.10%      1.48%      -8.09%     to  -7.86%
4/30/2007        44,392   13.31 to 13.51           599,323   0.85% to 1.10%      0.91%      11.80% (6) to  12.09% (6)
4/30/2006            --               --                --              --         --                         --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Foreign Value Portfolio (Class 3)
12/31/2010    6,558,989    9.63 to  9.74        63,868,282   0.85% to 1.10%      1.86%       4.56%     to   4.73%
4/30/2010     6,529,426    9.21 to  9.30        60,706,930   0.85% to 1.10%      2.38%      28.85%     to  29.18%
4/30/2009     6,208,269    7.15 to  7.20        44,685,557   0.85% to 1.10%      3.27%     -39.79%     to -39.64%
4/30/2008     3,247,960   11.87 to 11.93        38,732,779   0.85% to 1.10%      1.64%      -2.48%     to  -2.24%
4/30/2007     1,412,237   12.17 to 12.20        17,227,088   0.85% to 1.10%      0.51%      21.70% (6) to  21.99% (6)
4/30/2006            --               --                --              --         --                         --
Fundamental Growth Portfolio (Class 3)
12/31/2010      480,725    6.94 to  7.16         3,442,185   0.85% to 1.10%      0.00%      11.34%     to  11.55%
4/30/2010       531,294    6.24 to  6.42         3,410,422   0.85% to 1.10%      0.00%      33.50%     to  33.89%
4/30/2009       549,106    4.67 to  4.80         2,632,658   0.85% to 1.10%      0.00%     -40.80%     to -40.64%
4/30/2008       177,756    7.89 to  8.08         1,435,774   0.85% to 1.10%      0.00%       6.18%     to   6.83%
4/30/2007        11,279    7.43 to  7.56            85,279   0.85% to 1.10%      0.00%       4.81% (6) to   5.26% (6)
4/30/2006            --               --                --              --         --                         --
Global Bond Portfolio (Class 3)
12/31/2010    1,577,747   16.81 to 17.23        27,168,762   0.85% to 1.10%      3.96%       5.16%     to   5.34%
4/30/2010     1,619,008   15.98 to 16.35        26,465,854   0.85% to 1.10%      3.16%      10.67%     to  10.95%
4/30/2009     1,434,506   14.44 to 14.74        21,135,804   0.85% to 1.10%      3.23%      -4.72%     to  -4.48%
4/30/2008       818,108   15.16 to 15.43        12,619,049   0.85% to 1.10%      0.24%      13.46%     to  13.74%
4/30/2007       191,065   13.36 to 13.57         2,590,965   0.85% to 1.10%      5.37%       2.58% (6) to   2.83% (6)
4/30/2006            --               --                --              --         --                         --
Global Equities Portfolio (Class 3)
12/31/2010      146,494    9.53 to  9.74         1,426,354   0.85% to 1.10%      1.57%       8.66%     to   8.74%
4/30/2010       143,787    8.77 to  8.95         1,287,438   0.85% to 1.10%      2.36%      37.36%     to  37.50%
4/30/2009       129,923    6.38 to  6.51           846,044   0.85% to 1.10%      2.42%     -41.69%     to -41.62%
4/30/2008       150,531   10.95 to 11.15         1,678,705   0.85% to 1.10%      1.03%      -3.74%     to  -3.51%
4/30/2007       112,385   11.38 to 11.56         1,298,904   0.85% to 1.10%      0.40%      16.27% (6) to  16.66% (6)
4/30/2006            --               --                --              --         --                         --
Growth Opportunities Portfolio (Class 3)
12/31/2010    3,274,795    6.21 to  6.41        20,338,574   0.85% to 1.10%      0.00%       9.70%     to   9.89%
4/30/2010     3,373,930    5.65 to  5.84        19,069,413   0.85% to 1.10%      0.00%      34.89%     to  35.23%
4/30/2009     2,777,829    4.18 to  4.33        11,608,941   0.85% to 1.10%      0.00%     -31.65%     to -31.48%
4/30/2008       191,851    6.10 to  6.34         1,170,449   0.85% to 1.10%      0.00%       2.16%     to   2.42%
4/30/2007        87,358    5.95 to  6.21           520,946   0.85% to 1.10%      0.00%      -0.96% (6) to  -0.64% (6)
4/30/2006            --               --                --              --         --                         --
Growth-Income Portfolio (Class 3)
12/31/2010      522,961    8.72 to  8.98         4,693,013   0.85% to 1.10%      0.76%       5.92%     to   6.10%
4/30/2010       572,944    8.23 to  8.46         4,846,592   0.85% to 1.10%      1.05%      30.75%     to  31.07%
4/30/2009       617,396    6.29 to  6.46         3,984,803   0.85% to 1.10%      1.00%     -37.67%     to -37.51%
4/30/2008       569,721   10.10 to 10.33         5,885,515   0.85% to 1.10%      0.66%      -5.37%     to  -5.08%
4/30/2007       101,291   10.67 to 10.89         1,102,657   0.85% to 1.10%      0.21%       8.52% (6) to   9.30% (6)
4/30/2006            --               --                --              --         --                         --
High-Yield Bond Portfolio (Class 3)
12/31/2010    2,404,124   15.72 to 16.09        38,673,554   0.85% to 1.10%      9.48%       6.31%     to   6.49%
4/30/2010     2,616,062   14.78 to 15.11        39,518,502   0.85% to 1.10%      8.11%      36.42%     to  36.76%
4/30/2009     2,789,881   10.84 to 11.05        30,816,932   0.85% to 1.10%     12.02%     -25.81%     to -25.62%
4/30/2008     1,832,333   14.61 to 14.86        27,212,609   0.85% to 1.10%      6.49%      -3.93%     to  -3.69%
4/30/2007       450,753   15.20 to 15.42         6,950,276   0.85% to 1.10%      4.12%      10.71% (6) to  10.99% (6)
4/30/2006            --               --                --              --         --                         --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
International Diversified Equities Portfolio (Class 3)
12/31/2010      651,102    8.96 to  9.18         5,975,811   0.85% to 1.10%      3.95%       9.50%     to   9.68%
4/30/2010       686,627    8.19 to  8.37         5,745,607   0.85% to 1.10%      0.99%      33.60%     to  33.93%
4/30/2009       739,607    6.13 to  6.25         4,621,050   0.85% to 1.10%      4.05%     -42.47%     to -42.33%
4/30/2008       519,361   10.65 to 10.84         5,626,325   0.85% to 1.10%      1.75%       2.37%     to   2.62%
4/30/2007       215,249   10.40 to 10.56         2,272,248   0.85% to 1.10%      0.16%      14.62% (6) to  14.92% (6)
4/30/2006            --               --                --              --         --                         --
International Growth and Income Portfolio (Class 3)
12/31/2010    3,435,373   11.23 to 11.51        39,518,531   0.85% to 1.10%      3.95%       6.93%     to   7.11%
4/30/2010     3,640,836   10.50 to 10.74        39,102,219   0.85% to 1.10%      0.00%      34.53%     to  34.87%
4/30/2009     3,804,703    7.81 to  7.97        30,298,969   0.85% to 1.10%      3.17%     -48.45%     to -48.32%
4/30/2008     1,501,532   15.14 to 15.41        23,134,118   0.85% to 1.10%      1.28%      -5.39%     to  -5.16%
4/30/2007       423,527   16.01 to 16.25         6,879,058   0.85% to 1.10%      0.63%      16.72% (6) to  17.01% (6)
4/30/2006            --               --                --              --         --                         --
Marsico Focused Growth Portfolio (Class 3)
12/31/2010      296,194   10.13 to 10.25         3,034,983   0.85% to 1.10%      0.22%       8.64%     to   8.83%
4/30/2010       301,502    9.33 to  9.42         2,839,063   0.85% to 1.10%      0.46%      35.74%     to  36.08%
4/30/2009       314,756    6.87 to  6.92         2,178,337   0.85% to 1.10%      0.27%     -36.46%     to -36.30%
4/30/2008       305,656   10.81 to 10.87         3,320,771   0.85% to 1.10%      0.00%       3.19%     to   3.44%
4/30/2007       203,598   10.48 to 10.51         2,138,576   0.85% to 1.10%      0.00%       4.80% (6) to   5.06% (6)
4/30/2006            --               --                --              --         --                         --
MFS Massachusetts Investors Trust Portfolio (Class 3)
12/31/2010    2,648,537   10.66 to 11.06        29,288,673   0.85% to 1.10%      0.79%       4.27%     to   4.44%
4/30/2010     2,600,213   10.23 to 10.59        27,533,113   0.85% to 1.10%      1.03%      33.85%     to  34.19%
4/30/2009     2,201,312    7.64 to  7.90        17,372,829   0.85% to 1.10%      0.66%     -32.30%     to -32.13%
4/30/2008        45,027   11.29 to 11.63           523,067   0.85% to 1.10%      0.90%       0.24%     to   0.51%
4/30/2007        15,110   11.26 to 11.57           174,212   0.85% to 1.10%      0.21%      12.58% (6) to  12.91% (6)
4/30/2006            --               --                --              --         --                         --
MFS Total Return Portfolio (Class 3)
12/31/2010    7,873,765   15.79 to 16.19       127,438,495   0.85% to 1.10%      2.72%       4.21%     to   4.38%
4/30/2010     8,613,941   15.16 to 15.51       133,562,906   0.85% to 1.10%      3.43%      23.40%     to  23.71%
4/30/2009     9,125,344   12.28 to 12.54       114,373,843   0.85% to 1.10%      3.37%     -21.69%     to -21.50%
4/30/2008     7,467,400   15.68 to 15.97       119,224,419   0.85% to 1.10%      2.18%      -4.52%     to  -4.28%
4/30/2007     2,743,739   16.43 to 16.69        45,763,499   0.85% to 1.10%      1.25%      12.13% (6) to  12.42% (6)
4/30/2006            --               --                --              --         --                         --
Mid-Cap Growth Portfolio (Class 3)
12/31/2010      366,167    9.80 to 10.05         3,675,201   0.85% to 1.10%      0.00%      12.83%     to  13.02%
4/30/2010       281,931    8.69 to  8.89         2,504,081   0.85% to 1.10%      0.00%      39.17%     to  39.52%
4/30/2009       222,621    6.24 to  6.37         1,417,554   0.85% to 1.10%      0.00%     -34.07%     to -33.90%
4/30/2008       163,829    9.47 to  9.64         1,578,667   0.85% to 1.10%      0.03%       1.59%     to   1.85%
4/30/2007        90,634    9.32 to  9.46           857,521   0.85% to 1.10%      0.00%       2.69% (6) to   2.94% (6)
4/30/2006            --               --                --              --         --                         --
Real Estate Portfolio (Class 3)
12/31/2010      896,420   26.71 to 27.38        24,530,928   0.85% to 1.10%      1.65%       4.70%     to   4.87%
4/30/2010       940,383   25.51 to 26.10        24,538,873   0.85% to 1.10%      1.63%      55.26%     to  55.65%
4/30/2009     1,120,199   16.43 to 16.77        18,781,465   0.85% to 1.10%      3.18%     -49.72%     to -49.60%
4/30/2008       195,450   32.68 to 33.27         6,501,661   0.85% to 1.10%      1.26%     -17.00%     to -16.79%
4/30/2007       102,154   39.37 to 39.99         4,083,352   0.85% to 1.10%      0.58%      26.23% (6) to  26.59% (6)
4/30/2006            --                                 --              --         --                         --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Small & Mid Cap Value Portfolio (Class 3)
12/31/2010    4,109,354   11.67 to 11.81        48,532,574   0.85% to 1.10%      0.20%       4.45%     to   4.63%
4/30/2010     4,387,802   11.18 to 11.29        49,530,176   0.85% to 1.10%      0.53%      59.19%     to  59.59%
4/30/2009     4,937,535    7.02 to  7.07        34,926,394   0.85% to 1.10%      0.23%     -33.50%     to -33.33%
4/30/2008     1,362,455   10.56 to 10.61        14,456,548   0.85% to 1.10%      0.44%      -7.76%     to  -7.52%
4/30/2007       908,556   11.44 to 11.47        10,425,086   0.85% to 1.10%      0.05%      14.45% (6) to  14.75% (6)
4/30/2006            --               --                --              --         --                         --
Small Company Value Portfolio (Class 3)
12/31/2010    2,866,624    9.96 to 10.07        28,873,321   0.85% to 1.10%      0.45%       6.76%     to   6.93%
4/30/2010     3,141,661    9.33 to  9.42        29,592,411   0.85% to 1.10%      0.51%      49.48%     to  49.86%
4/30/2009     3,367,697    6.24 to  6.29        21,168,104   0.85% to 1.10%      0.23%     -32.24%     to -32.07%
4/30/2008     1,666,072    9.21 to  9.25        15,416,331   0.85% to 1.10%      0.00%     -13.70%     to -13.48%
4/30/2007       314,883   10.67 to 10.70         3,367,814   0.85% to 1.10%      0.00%       6.69% (6) to   6.96% (6)
4/30/2006            --               --                --              --         --                         --
Technology Portfolio (Class 3)
12/31/2010      320,218    2.33 to  2.42           774,855   0.85% to 1.10%      0.00%      10.18%     to  10.55%
4/30/2010       316,033    2.12 to  2.19           691,777   0.85% to 1.10%      0.00%      39.38%     to  40.56%
4/30/2009       287,583    1.52 to  1.56           447,853   0.85% to 1.10%      0.00%     -35.51%     to -35.24%
4/30/2008       149,648    2.36 to  2.40           359,865   0.85% to 1.10%      0.00%      -1.83%     to  -1.43%
4/30/2007        16,146    2.40 to  2.44            39,385   0.85% to 1.10%      0.00%       1.36% (6) to   1.72% (6)
4/30/2006            --               --                --              --         --                         --
Telecom Utility Portfolio (Class 3)
12/31/2010       73,098   11.37 to 11.64           849,771   0.85% to 1.10%      2.69%      11.33%     to  11.51%
4/30/2010        69,438   10.21 to 10.43           723,892   0.85% to 1.10%      5.09%      34.32%     to  34.66%
4/30/2009        83,648    7.60 to  7.75           647,657   0.85% to 1.10%      2.67%     -37.85%     to -37.69%
4/30/2008        58,854   12.23 to 12.44           731,526   0.85% to 1.10%      1.42%       7.16%     to   7.50%
4/30/2007         2,799   11.41 to 11.57            32,370   0.85% to 1.10%      0.48%      21.19% (7) to  21.26% (7)
4/30/2006            --               --                --              --         --                         --
Total Return Bond Portfolio (Class 3)
12/31/2010    4,449,892   18.13 to 18.57        82,619,693   0.85% to 1.10%      2.51%       2.27%     to   2.44%
4/30/2010     4,202,010   17.73 to 18.13        76,162,443   0.85% to 1.10%      1.76%       9.65%     to   9.93%
4/30/2009     2,997,955   16.17 to 16.49        49,435,090   0.85% to 1.10%      2.66%       6.03%     to   6.29%
4/30/2008       189,877   15.25 to 15.52         2,945,070   0.85% to 1.10%      5.88%       1.60%     to   1.85%
4/30/2007       102,373   15.01 to 15.23         1,559,010   0.85% to 1.10%      3.60%       9.42% (6) to   9.69% (6)
4/30/2006            --               --                --              --         --                         --
Invesco Van Kampen V.I. Capital Growth Fund (Series II)
12/31/2010      666,338   11.18 to 11.39         7,580,846   0.85% to 1.10%      0.00%       9.80%     to   9.98%
4/30/2010       767,800   10.18 to 10.36         7,944,554   0.85% to 1.10%      0.00%      45.23%     to  45.60%
4/30/2009       772,256    7.01 to  7.12         5,488,421   0.85% to 1.10%      0.00%     -35.91%     to -35.75%
4/30/2008       877,919   10.94 to 11.08         9,713,264   0.85% to 1.10%      0.16%       5.44%     to   5.71%
4/30/2007       900,337   10.37 to 10.48         9,424,612   0.85% to 1.10%      0.00%       0.76%     to   1.01% (5)
4/30/2006       897,690   10.29 to 10.37         9,304,238   0.85% to 1.10%      0.00%      20.26%     to  20.56%
Invesco Van Kampen V.I. Comstock Fund (Series II)
12/31/2010   19,127,871   12.87 to 13.17       251,638,506   0.85% to 1.10%      0.00%       7.37%     to   7.55%
4/30/2010    21,032,261   11.99 to 12.24       257,294,911   0.85% to 1.10%      1.64%      40.23%     to  40.58%
4/30/2009    23,758,537    8.55 to  8.71       206,766,356   0.85% to 1.10%      2.47%     -34.69%     to -34.53%
4/30/2008    23,500,551   13.09 to 13.30       312,387,623   0.85% to 1.10%      1.97%     -13.48%     to -13.26%
4/30/2007    19,886,050   15.13 to 15.34       304,736,859   0.85% to 1.10%      1.25%      14.53%     to  14.82% (5)
4/30/2006    15,477,003   13.21 to 13.36       206,564,506   0.85% to 1.10%      1.49%      11.07%     to  11.35%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
12/31/2010   17,602,934   14.59 to 14.96       263,027,122   0.85% to 1.10%      0.00%       3.50%     to   3.67%
4/30/2010    19,037,638   14.10 to 14.43       274,405,440   0.85% to 1.10%      1.30%      40.26%     to  40.61%
4/30/2009    20,637,120   10.05 to 10.26       211,553,323   0.85% to 1.10%      2.22%     -33.49%     to -33.32%
4/30/2008    19,029,493   15.12 to 15.39       292,566,735   0.85% to 1.10%      1.67%      -8.76%     to  -8.53%
4/30/2007    15,346,236   16.57 to 16.82       257,912,123   0.85% to 1.10%      1.60%      14.46%     to  14.75% (5)
4/30/2006    11,082,648   14.47 to 14.66       162,309,479   0.85% to 1.10%      1.16%      15.84%     to  16.13%
Growth and Income Portfolio (Class VC)
12/31/2010   12,237,231   12.32 to 12.59       153,938,811   0.85% to 1.10%      0.55%       5.04%     to   5.22%
4/30/2010    13,672,902   11.73 to 11.97       163,475,589   0.85% to 1.10%      0.92%      38.67%     to  39.02%
4/30/2009    15,241,513    8.46 to  8.61       131,090,165   0.85% to 1.10%      1.82%     -37.35%     to -37.19%
4/30/2008    16,144,393   13.50 to 13.71       221,105,034   0.85% to 1.10%      1.28%      -6.87%     to  -6.63%
4/30/2007    14,981,110   14.50 to 14.68       219,759,130   0.85% to 1.10%      1.25%      11.24%     to  11.52% (5)
4/30/2006    12,021,179   13.03 to 13.16       158,138,427   0.85% to 1.10%      0.99%      15.44%     to  15.73%
Mid Cap Value Portfolio (Class VC)
12/31/2010    6,800,474   14.25 to 14.57        98,941,298   0.85% to 1.10%      0.40%      11.10%     to  11.28%
4/30/2010     7,674,773   12.83 to 13.09       100,348,573   0.85% to 1.10%      0.45%      43.62%     to  43.99%
4/30/2009     8,811,469    8.93 to  9.09        80,026,356   0.85% to 1.10%      1.52%     -36.55%     to -36.40%
4/30/2008    10,397,065   14.08 to 14.29       148,474,445   0.85% to 1.10%      0.46%     -16.11%     to -15.90%
4/30/2007     9,734,214   16.78 to 16.99       165,297,895   0.85% to 1.10%      0.49%      17.11%     to  17.40% (5)
4/30/2006     9,053,782   14.33 to 14.48       130,969,116   0.85% to 1.10%      0.45%      17.07%     to  17.36%
Asset Allocation Fund (Class 2)
12/31/2010   20,548,416   16.43 to 16.76       344,228,504   0.85% to 1.10%      1.98%       7.01%     to   7.19%
4/30/2010    22,456,212   15.36 to 15.64       350,977,590   0.85% to 1.10%      2.21%      25.69%     to  26.00%
4/30/2009    24,735,961   12.22 to 12.41       306,848,165   0.85% to 1.10%      2.94%     -26.24%     to -26.06%
4/30/2008    23,973,019   16.57 to 16.79       402,208,968   0.85% to 1.10%      2.19%      -3.24%     to  -3.00%
4/30/2007    18,214,301   17.12 to 17.31       315,024,276   0.85% to 1.10%      2.14%       9.94%     to  10.21% (5)
4/30/2006    14,036,387   15.57 to 15.70       220,278,752   0.85% to 1.10%      2.12%      18.81%     to  19.11%
Global Growth Fund (Class 2)
12/31/2010   13,281,602   23.83 to 24.32       322,745,750   0.85% to 1.10%      1.49%       9.53%     to   9.71%
4/30/2010    14,487,215   21.76 to 22.16       320,908,146   0.85% to 1.10%      1.29%      37.68%     to  38.03%
4/30/2009    15,826,565   15.81 to 16.06       254,008,177   0.85% to 1.10%      2.18%     -34.28%     to -34.12%
4/30/2008    15,374,374   24.05 to 24.37       374,542,455   0.85% to 1.10%      2.58%       1.92%     to   2.17%
4/30/2007    12,313,486   23.60 to 23.86       293,600,783   0.85% to 1.10%      0.68%      15.39%     to  15.68% (5)
4/30/2006     8,283,239   20.45 to 20.62       170,740,819   0.85% to 1.10%      0.50%      29.43%     to  29.75%
Growth Fund (Class 2)
12/31/2010   12,043,778   20.49 to 20.91       251,575,242   0.85% to 1.10%      0.72%       9.94%     to  10.13%
4/30/2010    13,360,013   18.64 to 18.99       253,434,644   0.85% to 1.10%      0.60%      38.39%     to  38.74%
4/30/2009    14,743,935   13.47 to 13.68       201,612,748   0.85% to 1.10%      0.99%     -37.78%     to -37.62%
4/30/2008    14,604,346   21.64 to 21.94       320,152,992   0.85% to 1.10%      0.78%      -0.02%     to   0.23%
4/30/2007    13,104,310   21.65 to 21.89       286,621,960   0.85% to 1.10%      0.78%       8.79%     to   9.06% (5)
4/30/2006    10,582,406   19.90 to 20.07       212,253,365   0.85% to 1.10%      0.63%      26.41%     to  26.72%
Growth-Income Fund (Class 2)
12/31/2010   25,263,731   16.97 to 17.33       437,446,407   0.85% to 1.10%      1.49%       5.15%     to   5.32%
4/30/2010    27,563,259   16.14 to 16.45       453,154,537   0.85% to 1.10%      1.48%      33.77%     to  34.10%
4/30/2009    30,081,713   12.06 to 12.27       368,806,501   0.85% to 1.10%      2.05%     -34.25%     to -34.09%
4/30/2008    30,286,402   18.35 to 18.61       563,331,161   0.85% to 1.10%      1.55%      -5.45%     to  -5.21%
4/30/2007    25,584,037   19.40 to 19.64       502,013,296   0.85% to 1.10%      1.51%      13.27%     to  13.55% (5)
4/30/2006    19,874,104   17.13 to 17.29       343,442,627   0.85% to 1.10%      1.28%      15.53%     to  15.81%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                At December 31 or April 30                         For the Period Ended December 31 or April 30
----------------------------------------------------------   --------------------------------------------------------
                            Unit Fair Value                   Expense Ratio   Investment          Total Return
                               Lowest to        Net Assets      Lowest         Income              Lowest to
   Year         Units         Highest ($)          ($)       to Highest (1)    Ratio (2)           Highest (3)
----------   ----------   ------------------   -----------   --------------   ----------   --------------------------
Franklin Income Securities Fund (Class 2)
12/31/2010    1,275,194   10.57 to 10.63        13,554,263   0.85% to 1.10%      6.52%       5.93%     to   6.10%
4/30/2010     1,239,046    9.98 to 10.02        12,413,390   0.85% to 1.10%      6.78%      36.32%     to  36.66%
4/30/2009     1,082,357    7.32 to  7.33         7,934,838   0.85% to 1.10%      1.46%     -27.67%     to -27.59%
4/30/2008        64,002            10.12           647,972   0.85% to 1.10%      0.00%       1.22% (8) to   1.24% (8)
4/30/2007            --               --                --              --         --                         --
4/30/2006            --               --                --              --         --                         --
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
12/31/2010    2,670,875    9.34 to  9.40        25,104,203   0.85% to 1.10%      2.20%       4.75%     to   4.93%
4/30/2010     2,744,267    8.91 to  8.96        24,582,687   0.85% to 1.10%      2.39%      34.35%     to  34.69%
4/30/2009     2,716,589    6.63 to  6.65        18,067,282   0.85% to 1.10%      3.55%     -33.46%     to -33.29%
4/30/2008        83,158             9.97           829,091   0.85% to 1.10%      0.00%      -0.31% (8) to  -0.30% (8)
4/30/2007            --               --                --              --         --                         --
4/30/2006            --               --                --              --         --                         --
Real Return Portfolio (Class 3)
12/31/2010      171,457   11.64 to 11.66         1,996,498   0.85% to 1.10%      1.59% (9)   1.35% (9) to   1.52% (9)
4/30/2010            --               --                --              --         --                         --
4/30/2009            --               --                --              --         --                         --
4/30/2008            --               --                --              --         --                         --
4/30/2007            --               --                --              --         --                         --
4/30/2006            --               --                --              --         --                         --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year. The ratios for period ended December 31, 2010 are only for eight months.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total returns for period ended December 31, 2010 are only for eight months.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from May 1, 2006 (inception) to April 30, 2007.

(7)  For the period from August 28, 2006 (inception) to April 30, 2007.

(8)  For the period from February 4, 2008 (inception) to April 30, 2008.

(9)  For the period from May 3, 2010 (inception) to December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       Page
                                                                                                     Number(s)
                                                                                                     ---------
Report of Independent Registered Public Accounting Firm                                                     --

Consolidated Balance Sheets -- December 31, 2010 and 2009 (restated)                                    1 to 2

Consolidated Statements of Income (Loss) -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             3

Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             4

Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             5

Consolidated Statements of Cash Flows -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                        6 to 7

Notes to Consolidated Financial Statements                                                             8 to 65

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company and subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009 (restated), and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of January 1, 2008, the Company adopted a new framework for measuring fair value.

As described in Note 2 to the consolidated financial statements, the Company restated its 2009 and 2008 consolidated financial statements.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2011

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                                                 December 31,
                                                              -----------------
                                                                         2009
                                                                2010   Restated
                                                              -------  --------
                                                                (In millions)
ASSETS:
Investments:
 Fixed maturity securities, available for sale, at fair
   value (amortized cost:  2010 - $2,575; 2009 - $2,006)      $ 2,620  $  1,888
 Fixed maturity securities, trading, at fair value                 19        11
 Equity securities, available for sale, at fair value (cost:
   2009 - $1)                                                      --         1
 Mortgage and other loans receivable, (net of allowance:
   2010 - $21; 2009 - $7)                                         395       394
 Policy loans                                                     116       128
 Mutual funds                                                       1        18
 Partnerships                                                     194       173
 Derivative assets, at fair value                                 131       207
 Short-term investments (portion measured at fair value:
   2010 - $491; 2009 - $651)                                      706       784
                                                              -------  --------
Total investments                                               4,182     3,604

Cash                                                               76        62
Accrued investment income                                          37        35
Income taxes receivable from Parent                                38       291
Deferred policy acquisition costs                                 612       671
Deferred sales inducements                                        108       155
Deferred tax asset                                                  7       141
Amounts due from related parties                                   16        --
Receivable from brokers                                             1         1
Other assets                                                       71        57
Separate account assets, at fair value                         22,685    21,799
                                                              -------  --------
TOTAL ASSETS                                                  $27,833  $ 26,816
                                                              =======  ========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                                 December 31,
                                                              -----------------
                                                                         2009
                                                                2010   Restated
                                                              -------  --------
                                                                (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                                $ 3,645  $  3,717
Future policy benefits                                            370       424
Payable to brokers                                                  3        --
Amounts due to related parties                                     --        14
Derivative liabilities, at fair value                              --         7
Other liabilities                                                 220       159
Separate account liabilities                                   22,685    21,799
                                                              -------  --------
TOTAL LIABILITIES                                              26,923    26,120
                                                              -------  --------

SHAREHOLDER'S EQUITY:
 Common stock, $1,000 par value, 4,000 shares authorized,
   3,511 shares issued and outstanding                              4         4
 Additional paid-in capital                                     1,245     1,224
 Accumulated deficit                                             (372)     (461)
 Accumulated other comprehensive income (loss)                     33       (71)
                                                              -------  --------
TOTAL SHAREHOLDER'S EQUITY                                        910       696
                                                              -------  --------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                    $27,833  $ 26,816
                                                              =======  ========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                       Years ended December 31,
                                                                    ------------------------------
                                                                                 2009       2008
                                                                     2010      Restated   Restated
                                                                    -------    --------   --------
                                                                            (In millions)
REVENUES:
 Fee income:
   Variable annuity fees, net of reinsurance                        $   470    $   424    $   525
   Asset management fees                                                 40         35         58
   Universal life insurance policy fees, net of reinsurance              25         28         30
   Surrender charges                                                     15         20         38
   Other fees                                                            13         11         13
                                                                    -------    -------    -------
 Total fee income                                                       563        518        664
 Net investment income                                                  206        208        182
 Net realized investment gains (losses):
   Total other-than-temporary impairment losses on available
     for sale securities                                                (54)      (159)      (642)
   Portion of impairment losses on fixed maturities, available
     for sale recognized in other comprehensive income (loss)           (15)        35         --
                                                                    -------    -------    -------
   Net other-than-temporary impairments on available for sale
     fixed maturity securities recognized in net income (loss)          (69)      (124)      (642)
   Other realized investment gains (losses)                             151        318       (920)
                                                                    -------    -------    -------
 Total net realized investment gain (loss)                               82        194     (1,562)
                                                                    -------    -------    -------
TOTAL REVENUES                                                          851        920       (716)
                                                                    -------    -------    -------

BENEFITS AND EXPENSES:
 Interest credited on policyholder contract deposits                    129        133        153
 Amortization of deferred sales inducements                              71        103         66
 Policyholder benefits                                                   32        196        402
 Amortization of deferred policy acquisition costs                      221        523        488
 General and administrative expenses, net of deferrals                  166        176        180
 Commissions, net of deferrals                                           88         75         95
                                                                    -------    -------    -------
TOTAL BENEFITS AND EXPENSES                                             707      1,206      1,384
                                                                    -------    -------    -------

INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                       144       (286)    (2,100)

INCOME TAX EXPENSE (BENEFIT)                                             55       (115)      (511)
                                                                    -------    -------    -------

NET INCOME (LOSS)                                                   $    89    $  (171)   $(1,589)
                                                                    =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                       Years ended December 31,
                                                                    ------------------------------
                                                                                 2009       2008
                                                                     2010      Restated   Restated
                                                                    -------    --------   --------
                                                                            (In millions)
NET INCOME (LOSS)                                                   $    89    $  (171)   $(1,589)
                                                                    -------    -------    -------

OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains of fixed maturity investments on which
   other-than-temporary credit impairments were taken                   383      1,538        121
 Deferred income tax benefit (expense) on above changes                 (57)      (106)        68

 Net unrealized gains on all other invested assets arising
   during the period                                                     --          3        154
 Deferred income tax expense on above changes                            --         (1)       (57)

 Reclassification adjustment for net realized losses
   included in net income (loss)                                       (342)    (1,901)      (466)
 Deferred income tax benefit on above changes                           120        665        163

 Adjustment to deferred policy acquisition costs and
   deferred sales inducements                                            --         --         (3)
 Deferred income tax benefit on above changes                            --         --          1

 Foreign currency translation adjustments                                --          2         (6)
 Deferred income tax benefit (expense) on above changes                  --         (1)         2
                                                                    -------    -------    -------

OTHER COMPREHENSIVE INCOME (LOSS)                                       104        199        (23)
                                                                    -------    -------    -------

COMPREHENSIVE INCOME (LOSS)                                         $   193    $    28    $(1,612)
                                                                    =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                             Years ended December 31,
                                                          ------------------------------
                                                                       2009       2008
                                                           2010      Restated   Restated
                                                          -------    --------   --------
                                                                  (In millions)
COMMON STOCK:
   Balance at beginning and end of year                   $     4    $     4    $     4
                                                          -------    -------    -------

ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                             1,224      1,220        935
     Capital contribution from Parent (see Note 12)            21          4        285
                                                          -------    -------    -------
   Balance at end of year                                   1,245      1,224      1,220
                                                          -------    -------    -------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                              (461)      (466)     1,123
     Cumulative effect of accounting change, net of tax        --        176         --
                                                          -------    -------    -------
     Adjusted balance at beginning of year                   (461)      (290)     1,123
     Net income (loss)                                         89       (171)    (1,589)
                                                          -------    -------    -------
   Balance at end of year                                    (372)      (461)      (466)
                                                          -------    -------    -------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                               (71)      (127)      (104)
     Cumulative effect of accounting change, net of tax        --       (143)        --
                                                          -------    -------    -------
     Adjusted balance at beginning of year                    (71)      (270)      (104)
     Other comprehensive income (loss)                        104        199        (23)
                                                          -------    -------    -------
   Balance at end of year                                      33        (71)      (127)
                                                          -------    -------    -------

TOTAL SHAREHOLDER'S EQUITY                                $   910    $   696    $   631
                                                          =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                         Years ended December 31,
                                                                      ------------------------------
                                                                                   2009       2008
                                                                       2010      Restated   Restated
                                                                      -------    --------   --------
                                                                              (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                                     $    89    $  (171)   $(1,589)
ADJUSTMENTS TO  RECONCILE  NET INCOME  (LOSS) TO NET CASH
   PROVIDED BY OPERATING ACTIVITIES:
   Interest credited on policyholder contract deposits                    129        133        153
   Net realized investment (gain) loss                                    (82)      (194)     1,562
   Amortization of deferred policy acquisition costs                      221        523        488
   Amortization of deferred sales inducements                              71        103         66
   Net (increase) decrease in partnerships attributable to equity
     accounting                                                           (25)       (37)        56
   Net unrealized (gain) loss on fixed maturity securities, trading        (8)        --          3
   Accretion of net discount on investments                                (7)        (8)        (7)
   Deferral of acquisition costs                                         (172)       (87)      (212)
   Provision for deferred income taxes (benefit)                           77        177       (618)
   Capitalized interest                                                    (9)        (9)       (10)
   Change in:
     Accrued investment income                                             (2)         4         13
     Income taxes receivable from/payable to Parent                       253       (370)        87
     Other assets                                                           5         (7)        14
     Due from/to related parties                                          (30)         6        (32)
     Future policy benefits                                               (54)        40        309
     Other liabilities                                                     19         21        (62)
     Other, net                                                            (9)        24        (24)
                                                                      -------    -------    -------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                              466        148        197
                                                                      -------    -------    -------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                             (983)      (249)    (1,001)
   Mortgage and other loans receivable                                    (60)       (19)        (6)
   Partnerships                                                            --         --        (16)
   Derivatives                                                           (150)      (949)      (319)
Sales of:
   Fixed maturity securities                                              233        205      1,653
   Equity securities                                                        1         --         --
   Partnerships                                                             1          7         65
   Derivatives                                                             76        255        919
   Other investments, excluding short-term investments                     18         (2)        22
Redemptions and maturities of:
   Fixed maturity securities                                              128        302        474
   Mortgage and other loans receivable                                     46         47         29
Policy loans issued                                                        (9)        (9)       (19)
Payments received on policy loans                                          30         41         30
Decrease in securities lending invested collateral                         --         --      1,730
Net change in short-term investments                                       78        623     (1,092)
                                                                      -------    -------    -------
   NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                $  (591)   $   252    $ 2,469
                                                                      -------    -------    -------

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                         Years ended December 31,
                                                                      ------------------------------
                                                                                   2009       2008
                                                                       2010      Restated   Restated
                                                                      -------    --------   --------
                                                                              (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                         $   850    $   354    $ 1,611
Net exchanges from the fixed accounts of variable annuity contracts      (212)      (201)    (1,462)
Policyholder  account withdrawals                                        (346)      (475)      (580)
Claims and annuity payments, net of reinsurance, on policyholder
   contracts                                                             (184)      (181)      (206)
Decrease in securities lending payable                                     --         --     (2,197)
Capital contribution                                                       31         --        284
                                                                      -------    -------    -------
   NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                    139       (503)    (2,550)
                                                                      -------    -------    -------
INCREASE (DECREASE) IN CASH                                                14       (103)       116
CASH AT BEGINNING OF PERIOD                                                62        165         49
                                                                      -------    -------    -------
CASH AT END OF PERIOD                                                 $    76    $    62    $   165
                                                                      =======    =======    =======

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                           $   275    $   (78)   $    21
                                                                      =======    =======    =======

Non-cash activity:
   Bonus interest and other deferrals credited to policyholder
     contract deposits                                                $    14    $    11    $    45
                                                                      =======    =======    =======
   Investment in fixed maturity securities, trading                        --         --        (15)
                                                                      =======    =======    =======
   Capital contribution of fixed and other assets and assumption of
     liabilities                                                          (10)         4         --
                                                                      =======    =======    =======
   Capital contribution of partnerships                                    --         --          1
                                                                      =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of SAFG Retirement Services, Inc. ("SAFGRS"), a wholly owned subsidiary of American International Group, Inc. ("American International Group").

The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts for use within retirement savings and income market. The Company owns 100 percent of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and SunAmerica Fund Services, Inc. ("SFS").

SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing agent, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, the financial condition of American International Group, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a majority of the guaranteed minimum income benefits and a small portion of the guaranteed death benefits for equity and mortality risk on its variable annuity contracts. Such risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital.

Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. From time to time, certain non-affiliated distribution firms may represent a 10 percent or greater concentration of premiums received. In each of the years ended December 31, 2010, 2009 and 2008, a different non-affiliated selling organization in the annuity operations represented 19 percent, 16 percent and 31 percent of premiums received, respectively. With respect to the annuity operations, no other non-affiliated selling organization was responsible for 10 percent or more of premiums received for any such period. One non-affiliated selling organization in the asset management operations represented 21 percent of deposits in 2010. Two non-affiliated selling organizations in the asset management operations represented 16 percent and 11 percent of sales in 2009 and one non-affiliated selling organization represented 16 percent of sales in 2008. With respect to the asset management operations, no other non-affiliated selling organization was responsible for 10 percent or more of sales for any such period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with a review of the Company's model in accounting for the deferred policy acquisition cost ("DAC") impact of host contract accretion, the Company determined it was necessary to restate its consolidated financial statements for the years ended December 31, 2009 and 2008.

The restatement was related to the correction of an error in calculating the amount bifurcated from the host contracts to reflect the fair value of the embedded derivatives, which are the guaranteed living benefit features offered on many of our variable annuity products. The previous model did not fully incorporate the valuation differential upon issues of new policies with the guaranteed living benefits on the balance sheet subsequent to the adoption of the standard for fair value measurements.

The correction of the error is reflected in the following table. The restated financial statements correct for these errors. The related tax effect is calculated at 35%.

                                                 Previously                    As
                                                  Reported    Adjustments   Restated
                                                 ----------   -----------   --------
                                                             (In millions)
2009 Consolidated Balance Sheet:

   Deferred policy acquisition costs             $     653    $       18    $    671
   Deferred sales inducements                          115            40         155
   Deferred tax asset                                  162           (21)        141
   Total assets                                     26,779            37      26,816
   Total shareholder's equity                          659            37         696

2009 Consolidated Statement of Income (Loss):

   Amortization of deferred sales inducements    $      91    $       12    $    103
   Amortization of deferred policy acquisition
     costs                                             538           (15)        523
   Income tax expense (benefit)                       (116)            1        (115)
   Net income (loss)                                  (173)            2        (171)

2008 Consolidated Statement of Income (Loss):

   Amortization of deferred sales inducements    $      85    $      (19)   $     66
   Amortization of deferred policy acquisition
     costs                                             524           (36)        488
   Income tax expense (benefit)                       (531)           20        (511)
   Net income (loss)                                (1,624)           35      (1,589)

2009 Consolidated Statement of Shareholder's
   Equity:

   Retained earnings (Accumulated deficit):
     Adjusted balance at beginning of year       $    (325)   $       35    $   (290)
     Net income (loss)                                (173)            2        (171)
     Balance at end of year                           (498)           37        (461)

2008 Consolidated Statement of Shareholder's
   Equity:

   Retained earnings (Accumulated deficit):
     Net income (loss)                           $ (1,624)    $       35    $ (1,589)
     Balance at end of year                          (501)            35        (466)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits for investment-oriented products, recoverability of DAC, fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

3.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

3.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred policy acquisition costs and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"). See Note 7 for discussion of ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. This standard significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and non-credit impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. Residential Mortgage Backed Securities ("RMBS"), Commercial Mortgage Backed Securities ("CMBS"), Collateralized Debt Obligations ("CDO") and Asset Backed Securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of these securities.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO and ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security.

In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

      -     Current delinquency rates;

      -     Expected default rates and timing of such defaults;

      -     Loss severity and timing of any such recovery;

      -     Expected prepayment speeds; and

      -     Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities candidates for other-than-temporary impairment if they meet any of the following criteria:

      - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

      - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

      - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICY - PARTNERSHIPS

The Company's investments in partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage and other loans are classified as loans held for investment.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service overage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans are fully collateralized by the cash surrender value of the policy.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

MUTUAL FUNDS

Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

PARTNERSHIPS

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than a five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values, accounted for under the equity method are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor a trader in derivative instruments. See Note 6 for additional discussion of derivatives.

The Company issues or has issued certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. See Notes 3.8 and 9 for further discussion of GMAV and GMWB. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The reserves for GMAV and GMWB embedded derivatives are included in policyholder contract deposits and the options are reported in derivative assets or derivative liabilities in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gain (loss) in the consolidated statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments consist of interest-bearing cash equivalents, time deposits, U.S. Treasury Bills and investments with original maturities within one year from the date of purchase, such as commercial paper.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

3.5 DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily reflected in separate account liabilities in the consolidated balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

3.6 GOODWILL

In 2008, the Company recorded a goodwill impairment charge of $4.6 million within the insurance operations and $9.5 million regarding the asset management operations which were primarily attributable to a decline in the estimated fair value of the operations due to the uncertain economic environment during the fourth quarter of that year.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.7 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheet. Investment income, realized investment gains (losses), and policyholder account premiums received and withdrawals related to separate accounts are excluded from the consolidated statements of income
(loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

3.8 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (premiums received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). They are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment loss in the consolidated statements of income (loss).

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance and subject to the specific provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is based off of a guaranteed benefit base, the amount of which is determined by the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The valuation technique was also modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the consolidated statements of income (loss). See Note 4.1 for further discussion of GMWB and GMAV.

3.9 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.9 FUTURE POLICY BENEFITS (CONTINUED)

A GMDB feature is issued on substantially all of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMIB is a feature the Company offered on certain variable annuity products from 1998 to 2004. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to Policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

3.10      NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

      - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

      - Dividend income and distributions from common and preferred stock and other investments when receivable.

      - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

      - Earnings from partnership investments accounted for under the equity method.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.11 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

      - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

      - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other types of invested assets for other-than-temporary impairments.

      -     Changes in fair value of derivative assets and liabilities.

      - Exchange gains and losses resulting from remeasurement of foreign exchange transactions.

3.12 FEE INCOME

Fee income includes variable annuity fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on premiums received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

3.13 INCOME TAXES

Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

3.14 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

Prior to December 31, 2008, securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available for sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income
(loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.14 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE (CONTINUED)

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2010 or 2009 (see Note 7 for additional information).

3.15 ACCOUNTING CHANGES

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting the standard was a decrease in net income of $56.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 4 for additional disclosures.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's consolidated financial condition and results of operations were not material.

AMENDMENT TO IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in fixed maturity and equity securities and other related guidance. The Company adopted this guidance effective in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition, results of operations and cash flows were not material.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 6 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 5 herein for the expanded disclosures.

The Company adopted this standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $33.3 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $175.9 million and an increase to accumulated other comprehensive loss of $142.6 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain non-credit impairment charges directly attributable to the change in accounting principle (see Note 12). The cumulative effect adjustment resulted in an increase of $221.2 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and deferred sales inducements.

This standard has reduced the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

      - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

      - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

      - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of this accounting standard for other-than-temporary impairments:

                                                                         (Increase)
                                                                         Decrease to
                                                          (Increase)    Accumulated     Net Increase
                                                         Decrease to       Other       (Decrease) in
                                                         Accumulated   Comprehensive   Shareholder's
                                                           Deficit          Loss           Equity
                                                         -----------   -------------   -------------
                                                                       (In millions)
Net effect of the increase in amortized cost of
   available for sale fixed maturity securities          $      221    $        (221)  $          --
Net effect of DAC and deferred sales inducements                (41)              --             (41)
Net effect on deferred income tax asset                          (4)              78              74
                                                         ----------    -------------   -------------
Net increase (decrease) in the Company's shareholder's
   equity                                                $      176    $        (143)  $          33
                                                         ==========    =============   =============

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. This standard also requires extensive additional fair value disclosures. The adoption of this standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. This standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. This standard was effective beginning October 1, 2009 for the Company. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of this standard on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. This standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. This standard was effective for interim and annual periods ending after December 15, 2009. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. (See Note 4 for disclosure).

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or
(ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. While the new standard was effective for periods beginning on January 1, 2010, the adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. For nonpublic entities, the disclosures as of the end of a reporting period are effective for annual reporting periods ending on or after December 15, 2011. The disclosures about activity that occurs during a reporting period are effective for annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. The disclosures will be effective, and the Company will provide these disclosures, concurrent with the effective date of proposed guidance for determining what constitutes a troubled debt restructuring.

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has not determined whether it will adopt this new standard prospectively or retrospectively. The accounting standard will result in a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition, results of operations and cash flows.

4. FAIR VALUE MEASUREMENTS

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

The Company carries certain of its financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

FAIR VALUE HIERARCHY

Assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is most significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

VALUATION METHODOLOGIES

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name credit default swaps ("CDS") spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY AND EQUITY SECURITIES - TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity and equity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company's valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

The methodology above is relevant for all fixed maturity and equity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS AND CDOS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS and CDOs. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CMBS and CDOs is limited, certain inputs used to determine fair value may not be observable in the market.

MAIDEN LANE II

The fixed maturity securities, trading portfolio includes an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $14.9 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly from the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the Federal Reserve Bank of New York ("New York Fed"). The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of the ML II interests as shown in the table below:

                                            Fair Value
Year ended December 31, 2010                  Change
                                          -------------
                                          (In millions)
Discount Rates:                           $
  200 basis point increase                          (2)
  200 basis point decrease                           2
  400 basis point increase                          (4)
  400 basis point decrease                           5
Estimated Future Cash Flows:
  10% increase                                       5
  10% decrease                                      (5)
  20% increase                                       9
  20% decrease                                     (10)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair values of the ML II interests are likely to vary, perhaps materially, from the amount estimated.

MUTUAL FUNDS

Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

PARTNERSHIPS

The Company initially estimates the fair value of investments in certain hedge fund, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to the initial recognition, the Company updates valuation inputs only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

EMBEDDED DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

The fair value of embedded derivatives contained in certain contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $257 million, which is partially offset by an increase of $160 million of related DAC amortization.

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                                          Cash
                                                                       Level 1    Level 2    Level 3   Collateral    Total
                                                                      ---------  ---------  ---------  ----------  ---------
                                                                                         (In millions)
December 31, 2010
Assets:
  Fixed maturity securities, available for sale:
    U.S. government securities and government sponsored entities      $       3  $      12  $      --  $       --  $      15
    Obligations of states, municipalities and political subdivisions         --         21         --          --         21
    Non U.S. governments                                                     --         28         --          --         28
    Corporate debt                                                           --      2,094         10          --      2,104
    Residential mortgage-backed securities                                   --         60        121          --        181
    Commercial mortgage-backed securities                                    --         48         85          --        133
    Collateralized debt obligations                                          --         81         44          --        125
    Other debt securities                                                    --         13         --          --         13
                                                                      ---------  ---------  ---------  ----------  ---------
  Total fixed maturity securities, available for sale                         3      2,357        260          --      2,620
    Fixed maturity securities, trading                                       --         --         19          --         19
    Mutual funds                                                              1         --         --          --          1
    Partnerships (1)                                                         --         --          2          --          2
    Derivative assets                                                        59         64         15          (7)       131
    Short-term investments (2)                                              292        199         --          --        491
    Separate account assets                                              22,685         --         --          --     22,685
                                                                      ---------  ---------  ---------  ----------  ---------
      Total                                                           $  23,040  $   2,620  $     296  $       (7) $  25,949
                                                                      =========  =========  =========  ==========  =========

Liabilities:
    Policyholder contract deposits (3)                                $      --  $      --  $     174  $       --  $     174
                                                                      =========  =========  =========  ==========  =========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                       Level 1    Level 2    Level 3      Total
                                                                      ---------  ---------  ---------  ----------
                                                                                      (In millions)
December 31, 2009
Assets:
  Fixed maturity securities, available for sale:
    U.S. government securities and government sponsored entities      $      --  $      14  $      --  $       14
    Obligations of states, municipalities and political subdivisions         --         25         --          25
    Corporate debt                                                           --      1,373         35       1,408
    Residential mortgage-backed securities                                   --        219         82         301
    Commercial mortgage-backed securities                                    --         20         69          89
    Collateralized debt obligations                                          --          3         37          40
    Other debt securities                                                    --         11         --          11
                                                                      ---------  ---------  ---------  ----------
  Total fixed maturity securities, available for sale                        --      1,665        223       1,888
  Fixed maturity securities, trading                                         --         --         11          11
  Equity securities, available for sale                                       1         --         --           1
  Mutual funds                                                               18         --         --          18
  Partnerships (1)                                                           --          3          1           4
  Derivative assets                                                          93        114         --         207
  Short-term investments (2)                                                159        492         --         651
  Separate account assets                                                21,799         --         --      21,799
                                                                      ---------  ---------  ---------  ----------
    Total                                                             $  22,070  $   2,274  $     235  $   24,579
                                                                      =========  =========  =========  ==========

Liabilities:
  Policyholder contract deposits (3)                                  $      --  $      --  $     477  $      477
  Derivative liabilities                                                      7         --         --           7
                                                                      ---------  ---------  ---------  ----------
     Total                                                            $       7  $      --  $     477  $      484
                                                                      =========  =========  =========  ==========

----------
(1) Amounts presented for partnerships in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

(2) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $215 million and $133 million at December 31, 2010 and 2009, respectively.

(3) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2010 and 2009, Level 3 assets were 1.1 percent and 0.9 percent of total assets and Level 3 liabilities were 0.6 percent and 1.8 percent of total liabilities, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

The following tables present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2010 and 2009:

                                                      Net
                                                   Realized
                                                      and                                                              Changes in
                                                  Unrealized                    Purchases,                             Unrealized
                                                     Gains                        Sales,                                 Gains
                                                   (Losses)      Accumulated     Issuances                            (Losses) on
                                       Balance -  Included in       Other           and                   Balance -   Instruments
                                       Beginning   Earnings     Comprehensive  Settlements,      Net       End of     Held at End
                                       of Period      (1)       Income (Loss)       Net       Transfers    Period      of Period
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
December 31, 2010
Assets:
  Fixed maturity securities,
    available for sale:
    Obligations of states,
     municipalities and political
     subdivisions                     $       --  $        (2) $           --  $          --  $       2  $       --  $         --
    Corporate debt                            35           (1)             (1)            (2)       (21)         10            --
    Residential mortgage-backed
     securities                               82          (34)             50            (18)        41         121            --
    Commercial mortgage-backed
     securities                               69          (16)             52            (25)         5          85            --
    Collateralized debt obligations           37            --              5             14        (12)         44            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
  Total fixed maturity securities,
    available for sale                       223          (53)            106            (31)        15         260            --
  Fixed maturity securities, trading          11            7              --              1         --          19            --
  Partnerships                                 1           (1)             --             --          2           2            --
  Derivative assets                           --           --              --             15         --          15            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
Total                                 $      235  $       (47) $          106  $         (15) $      17  $      296  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

Liabilities:
  Policyholder contract deposits      $      477  $      (303) $           --  $          --  $      --  $      174  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                      Net
                                                   Realized
                                                      and                                                             Changes in
                                                  Unrealized                    Purchases,                            Unrealized
                                                     Gains                        Sales,                                Gains
                                                   (Losses)     Accumulated      Issuances                           (Losses) on
                                       Balance -  Included in      Other            and                  Balance -   Instruments
                                       Beginning   Earnings    Comprehensive   Settlements,      Net       End of    Held at End
                                       of Period      (1)      Income (Loss)        Net       Transfers    Period     of Period
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
December 31, 2009
Assets:
  Fixed maturity securities,
    available for sale:
    Corporate debt                    $       35  $        (5) $            7  $          (8) $       6  $       35  $         --
    Residential mortgage-backed
      securities                              90          (58)             42            (13)        21          82            --
    Commercial mortgage-backed
      securities                               7           (8)              7             --         63          69            --
    Collateralized debt obligations           29           (2)             13             (1)        (2)         37            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
  Total fixed maturity securities,
    available for sale                       161          (73)             69            (22)        88         223            --
  Fixed maturity securities, trading          12           (1)             --             --         --          11            --
  Partnerships                                --           --              --             --          1           1            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
Total                                 $      173  $       (74) $           69  $         (22) $      89  $      235  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

Liabilities:
  Policyholder contract deposits      $    1,907  $    (1,430) $           --  $          --  $      --  $      477  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

(1) Net realized and unrealized gains (losses) related to the Level 3 items shown above are reported in net realized investment gain (loss) in the consolidated statements of income (loss), except for fixed maturity securities, trading which are reported in net investment income in the consolidated statements of income (loss).

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2010 and 2009 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

TRANSFERS OF LEVEL 3 ASSETS

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available, and substantial price variances in quotations among market participants exist.

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                                                                       Gross        Gross         Net
                                                                     Transfers    Transfers    Transfers
December 31, 2010                                                       In          (Out)       In (Out)
                                                                    -----------  -----------  ------------
                                                                                (In millions)
Assets:
  Obligations of states, municipalities and political subdivisions  $        23  $       (21) $          2
  Corporate debt                                                              2          (23)          (21)
  Residential mortgage-backed securities                                     41           --            41
  Commercial mortgage-backed securities                                       5           --             5
  Collateralized debt obligations                                            --          (12)          (12)
  Partnerships                                                                2           --             2
                                                                    -----------  -----------  ------------
Total assets                                                        $        73  $       (56) $         17
                                                                    ===========  ===========  ============

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $73 million of assets consisting of certain RMBS and CMBS, as well as certain municipal bonds and investment partnerships and private placement corporate debt. The transfers into Level 3 related to investments in RMBS and CMBS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Certain municipal bonds were transferred into Level 3 based on limited market activity for the particular issuances and related limitations on observable inputs for their valuation. Investment partnerships transferred into Level 3 primarily consisted of certain hedge funds with limited market activity due to fund-imposed redemption restrictions. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding third party matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $56 million of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in private placement corporate debt, certain municipal bonds and investments in CDOs. Transfers out of Level 3 for private placement corporate debt and municipal bonds were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for the remaining CDO investments were primarily due to increased observations of market transactions and price information for those securities.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The Company has 1 hedge fund investment that calculates net asset value per share (or its equivalent). For this investment, which is measured at fair value on a recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

At December 31, 2010 and 2009, the Fair Value using Net Asset Value of this security is $2.2 million and $3.3 million, respectively, with an investment category of Distressed. The Distressed category includes securities of companies that are already in default, under bankruptcy protection, or troubled. This investment is redeemable annually, with a redemption notice ranging from 90 days to 180 days. This investment cannot be redeemed, in part, because the investment includes partial restrictions. The partial restrictions were put in place in 2007 and do not have stated end dates. The partial restrictions relate to at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

4.3 FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

COST AND EQUITY-METHOD INVESTMENTS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for other invested assets.

MORTGAGE AND OTHER LOANS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may elect to measure at fair value financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded a gain of $7.8 million and losses of $0.4 million and $3.2 million in the years ended December 31, 2010, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income
(loss).

4.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE (CONTINUED)

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information. The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments:

                                                        2010                 2009
                                                 -------------------  --------------------
                                                 Carrying    Fair     Carrying    Fair
                                                   Value     Value     Value      Value
                                                 --------  ---------  --------  ----------
                                                              (In millions)
ASSETS:
  Fixed maturity securities, available for sale  $  2,620  $   2,620  $  1,888  $    1,888
  Fixed maturity securities, trading                   19         19        11          11
  Equity securities, available for sale                --         --         1           1
  Mortgage and other loans receivable                 395        439       394         409
  Policy loans                                        116        116       128         128
  Mutual funds                                          1          1        18          18
  Partnerships                                        194        194       173         173
  Derivative assets                                   131        131       207         207
  Short-term investments                              706        706       784         784
  Separate account assets                          22,685     22,685    21,799      21,799

LIABILITIES:
  Policyholder contract deposits (1)             $  3,645  $   3,596  $  3,717  $    3,688
  Derivative liabilities                               --         --         7           7

----------
(1) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The cost or amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturity and equity securities available for sale by major category follow:

                                                                                           Other-Than-
                                            Cost or     Gross       Gross                   Temporary
                                           Amortized  Unrealized  Unrealized     Fair      Impairments
                                              Cost      Gains       Losses       Value       in AOCI
                                           ---------  ----------  ----------  -----------  -----------
                                                                 (In millions)
December 31, 2010
U.S. government securities and government
  sponsored entities                       $      14  $        1  $       --  $        15  $        --
Obligations of states, municipalities and
  political subdivisions                          21          --          --           21           --
Non U.S. governments                              27          --          --           27           --
Corporate debt                                 2,006         119         (21)       2,104            3
Residential mortgage-backed securities           210           5         (34)         181          (16)
Commercial mortgage-backed securities            154           2         (22)         134           (3)
Collateralized debt obligations                  128           1          (4)         125           --
Other debt securities                             15           1          (3)          13           --
                                           ---------  ----------  ----------  -----------  -----------
  Total fixed maturity securities          $   2,575  $      129  $      (84) $     2,620  $       (16)
                                           =========  ==========  ==========  ===========  ===========

                                                                                           Other-Than-
                                            Cost or     Gross       Gross                   Temporary
                                           Amortized  Unrealized  Unrealized    Fair       Impairments
                                              Cost      Gains       Losses      Value        in AOCI
                                           ---------  ----------  ----------  -----------  -----------
                                                                 (In millions)
December 31, 2009
U.S. government securities and government
  sponsored entities                       $      13  $        1  $       --  $        14  $        --
Obligations of states, municipalities and
  political subdivisions                          25          --          --           25           --
Corporate debt                                 1,344          76         (12)       1,408            2
Residential mortgage-backed securities           394           7        (100)         301          (46)
Commercial mortgage-backed securities            164           2         (77)          89           (4)

Collateralized debt obligations                   48          --          (8)          40           (1)
Other debt securities                             18          --          (7)          11           --
                                           ---------  ----------  ----------  -----------  -----------
  Total fixed maturity securities              2,006          86        (204)       1,888          (49)
Equity securities                                  1          --          --            1           --
                                           ---------  ----------  ----------  -----------  -----------
  Total                                    $   2,007  $       86  $     (204) $     1,889  $       (49)
                                           =========  ==========  ==========  ===========  ===========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

The following tables summarize the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010 and 2009:

                                          Less than 12 Months     12 Months or More             Total
                                        ----------------------  ----------------------  ----------------------
                                                    Unrealized              Unrealized              Unrealized
                                        Fair Value    Loss      Fair Value     Loss     Fair Value     Loss
                                        ----------  ----------  ----------  ----------  ----------  ----------
                                                                   (In millions)
December 31, 2010:
U.S. government securities and
  government sponsored entities         $        3  $       --  $       --  $       --  $        3  $       --
Corporate debt                                 444          16          37           5         481          21
Residential mortgage-backed securities          39           3         107          31         146          34
Commercial mortgage-backed securities           28          --          77          22         105          22
Collateralized debt obligations                 69           1          22           3          91           4
Other debt securities                           --          --          13           3          13           3
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total                                   $      583  $       20  $      256  $       64  $      839  $       84
                                        ==========  ==========  ==========  ==========  ==========  ==========

                                          Less than 12 Months     12 Months or More             Total
                                        ----------------------  ----------------------  ----------------------
                                                    Unrealized              Unrealized              Unrealized
                                        Fair Value    Loss      Fair Value     Loss     Fair Value     Loss
                                        ----------  ----------  ----------  ----------  ----------  ----------
                                                                   (In millions)
December 31, 2009
Corporate debt                          $      287  $        5  $      114  $        7  $      401  $       12
Residential mortgage-backed securities          73          54         103          46         176         100
Commercial mortgage-backed securities           77          77          --          --          77          77
Collateralized debt obligations                 18           6          19           2          37           8

Other debt securities                           --          --          11           7          11           7
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total                                   $      455  $      142  $      247  $       62  $      702  $      204
                                        ==========  ==========  ==========  ==========  ==========  ==========

As of December 31, 2010, the Company held 213 individual fixed maturity securities that were in an unrealized loss position, of which 72 individual securities were in a continuous unrealized loss position for longer than twelve months.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010 were as follows:

                                                             Cost or Amortized
                                                                   Cost            Fair Value
                                                             -----------------  ----------------
                                                                       (In millions)
Due in one year or less                                      $             193  $            197
Due after one year through five years                                      551               591
Due after five years through ten years                                   1,101             1,135
Due after ten years                                                        239               258
Mortgage-backed, asset-backed and collateralized securities                491               439
                                                             -----------------  ----------------
  Total fixed maturity securities, available for sale        $           2,575  $          2,620
                                                             =================  ================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2010, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool, one U.S. Treasury Bill and one partnership. At December 31, 2009, the Company's investments included five investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one money market fund, two partnerships, one mortgage backed security, and one short-term money market pool.

At December 31, 2010, $8.2 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Included in the fixed maturity securities available for sale at December 31, 2010 is a bond carried at fair value of $12.9 million that was issued by an affiliate.

At December 31, 2010, fixed maturity securities included $178.6 million of securities not rated investment grade.

At December 31, 2010, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $17.3 million.

5.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of American International Group sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.2 FIXED MATURITY SECURITIES, TRADING (CONTINUED)

Neither American International Group nor the Company has any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 4 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

A net unrealized gain of $7.8 million in the year ended December 31, 2010 and net unrealized losses of $0.4 million and $3.2 million in the years ended December 31, 2009 and 2008, respectively were included in the consolidated statements of income (loss) from fixed maturity securities classified as trading securities.

See Note 7 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2010, the Company had direct commercial mortgage loan exposure of $395.0 million, all of which represents U.S. loan exposure. At December 31, 2009, the Company had direct commercial mortgage loan exposure of $393.7 million, all of which representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. All of the commercial mortgages were current as to payments of principal and interest at December 31, 2010 and 2009, respectively.

                   Number                                                                           Percent
                     of                                                  Multi-   Mobile              of
State               Loans  Amount *  Office  Retail  Industrial  Hotel   Family    Homes    Other    Total
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
                                                  (Dollars in millions)
December 31, 2010
California             10  $    140  $   15  $    5  $       57  $  10  $      2  $    30  $    21    33.65
New York                7        55      23      --           7     --        25       --       --    13.22
Hawaii                  1        45      --      --          --     45        --       --       --    10.82
Michigan                4        35      --      --           3     --        22       10       --     8.41
Indiana                 2        35      18      --          --     --        --       17       --     8.41
All other states       13       106      48       4          10     26         7       11       --    25.49
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
Total                  37  $    416  $  104  $    9  $       77  $  81  $     56  $    68  $    21   100.00
                   ======  ========  ======  ======  ==========  =====  ========  =======  =======  =======


                   Number                                                                           Percent
                     of                                                  Multi-   Mobile              of
State               Loans  Amount *  Office  Retail  Industrial  Hotel   Family    Homes    Other    Total
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
                                                  (Dollars in millions)
December 31, 2009
California             10  $    131  $   35  $    6  $       57  $  10  $      2  $    --  $    21    32.67
Hawaii                  1        45      --      --          --     45        --       --       --    11.22
Indiana                 2        38      20      --          --     --        --       18       --     9.48
Michigan                4        36      --      --          4      --        22       10       --     8.98
Arizona                 2        30      20      --          --     --        --       10       --     7.48
All other states       16       121      52       4          13     27        25       --       --    30.17
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
Total                  35  $    401  $  127  $   10  $       74  $  82  $     49  $    38  $    21   100.00
                   ======  ========  ======  ======  ==========  =====  ========  =======  =======  =======

*     Excludes portfolio valuation allowance and other loans receivable

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The following table presents a rollforward of the changes in the allowance for mortgage loans and other loans receivable:

                               2010     2009
                              ------   ------
                               (In millions)
Allowance, beginning of year  $    7   $   --
 Provisions for loan losses       14        7
                              ------   ------
Allowance, end of year        $   21   $    7
                              ======   ======

The Company did not have any mortgage and other loans receivable valuation allowance activity during the year ended December 31, 2008.

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2010, 2009 and 2008.

5.4 PARTNERSHIPS

Investments in partnerships totaled $194.3 million and $172.5 million at December 31, 2010 and 2009, respectively, and were comprised of five partnerships and seven partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

5.5 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                         2010         2009          2008
                                      ----------    ----------    ----------
                                                 (In millions)
Fixed maturity securities             $      151    $      129    $      182
Mortgage and other loans receivable           27            27            29
Policy loans                                   3            10            12
Partnerships                                  25            37           (56)
Short-term investments                         2             3            20
Other investment income                        1             4            (3)
                                      ----------    ----------    ----------
  Total investment income                    209           210           184
Less: investment expenses                     (3)           (2)           (2)
                                      ----------    ----------    ----------
  Net investment income               $      206    $      208    $      182
                                      ==========    ==========    ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.6 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                                                         2010     2009       2008
                                                                                                       -------   -------   -------
                                                                                                             (In millions)
Sales of fixed maturities:
 Gross gains                                                                                           $     6   $    12   $   211
 Gross losses                                                                                               --       (12)     (261)
Partnership and other invested assets                                                                      (13)       --         9
Derivative asset and liabilities:
 Gross gains                                                                                               467       376     1,298
 Gross losses                                                                                             (611)   (1,480)     (248)
Embedded derivatives                                                                                       303     1,430    (1,854)
Securities lending collateral, including other-than-temporary impairments                                   --        --       (75)
Other-than-temporary impairments:
 Total other-than-temporary impairments on available for sale securities                                   (54)     (159)     (642)
 Portion of other-than-temporary impairments on available for sale fixed maturity securities
    recognized in accumulated other comprehensive income (loss)                                            (15)       35        --
                                                                                                       -------   -------   -------
Net other-than-temporary impairments on available for sale securities recognized in net income (loss)      (69)     (124)     (642)
Other-than-temporary impairments on all other investments                                                   (1)       (8)       --
                                                                                                       -------   -------   -------
Net realized investment gain (loss)                                                                    $    82   $   194   $(1,562)
                                                                                                       =======   =======   =======

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                              Twelve Months Ended    Nine Months Ended
                                                                               December 31, 2010     December 31, 2009
                                                                              -------------------   -------------------
                                                                                            (In millions)
Balance, beginning of period                                                  $              (155)  $              (115)
  Increases due to:
    Credit impairments on new securities subject to impairment losses                         (31)                   (8)
    Additional credit impairments on previously impaired securities                           (38)                  (43)
  Reductions due to:
    Credit impaired securities fully disposed for which there was no prior
      intent or requirement to sell                                                             7                     9
    Accretion on securities previously impaired due to credit                                   3                     2
                                                                              -------------------   -------------------
Balance, end of year                                                          $              (214)  $              (155)
                                                                              ===================   ===================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                                            Derivative Assets    Derivative Liabilities
                                                         ----------------------  ----------------------
                                                          Notional   Fair Value   Notional   Fair value
                                                         Amount (1)      (2)     Amount (1)     (2)
                                                         ----------  ----------  ----------  ----------
                                                                         (In millions)
December 31, 2010
Derivatives not designated as hedging instruments:
  Interest rate contracts                                $       75  $        8  $       --  $       --
  Foreign exchange contracts                                     14           3          --          --
  Equity contracts                                            2,456         127         137          --
  Other contracts                                                --          --      10,937         174
                                                         ----------  ----------  ----------  ----------
Total derivatives not designated as hedging instruments  $    2,545         138  $   11,074         174
                                                         ==========              ==========
  Counterparty netting                                                                   --          --
  Cash collateral                                                            (7)                     --
                                                                     ----------              ----------
Total derivative instruments, net                                           131                     174
Less: Bifurcated embedded derivatives (3)                                    --                    (174)
                                                                     ----------              ----------
Total derivatives on balance sheets                                  $      131              $       --
                                                                     ==========              ==========

                                                             Derivative Assets       Derivative Liabilities
                                                          -----------------------    -----------------------
                                                           Notional    Fair Value     Notional    Fair value
                                                          Amount (1)       (2)       Amount (1)       (2)
                                                          ----------   ----------    ----------   ----------
                                                                            (In millions)
December 31, 2009
Derivatives not designated as hedging instruments:
  Interest rate contracts                                 $       75   $        2    $       --   $       --
  Foreign exchange contracts                                      17            2            --           --
  Equity contracts                                             2,058          213           312            7
  Other contracts                                                 --           --         9,859          477
                                                          ----------   ----------    ----------   ----------
Total derivatives not designated as hedging instruments   $    2,150          217    $   10,171          484
                                                          ==========                 ==========
  Counterparty netting                                                         --                         --
  Cash collateral                                                             (10)                        --
                                                                       ----------                 ----------
Total derivative instruments, net                                             207                        484
Less: Bifurcated embedded derivatives (3)                                      --                       (477)
                                                                       ----------                 ----------
Total derivatives on balance sheets                                    $      207                 $        7
                                                                       ==========                 ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2) See Note 4 for additional information regarding the Company's fair value measurement of derivative instruments.

(3) Embedded derivatives related to living benefits are recorded within policyholder contract deposits in the Company's consolidated balance sheets.

The Company has taken positions in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, all of the Company's derivatives are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Interest rate or foreign currency swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance (notional amount). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date, which is included in the consolidated statements of income (loss).

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives, in net realized investment gain (loss) in the consolidated statements of income (loss):

                                                           2010       2009
                                                          -------    -------
                                                            (In millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                                $     6    $  (172)
   Foreign exchange contracts                                   2         (1)
   Equity contracts                                          (152)      (931)
                                                          -------    -------
Total derivatives not designated as hedging instruments      (144)    (1,104)
Embedded derivatives                                          303      1,430
                                                          -------    -------
Total derivative instruments                              $   159    $   326
                                                          =======    =======

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits on the consolidated balance sheet. The changes in fair value of the embedded derivatives are reported in net realized investment gain (loss) in the consolidated statement of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and 2009, the Company had $36.7 million and $37.6 million, respectively, of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

7. SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned insurance company subsidiaries of American International Group historically participated in American International Group's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. American International Group made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. SECURITIES LENDING PROGRAM (CONTINUED)

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                              (In millions)
Realized losses on securities lending collateral:
 Net realized losses on RMBS sold to ML II                                        $ (33)
 Net realized losses on all other asset sales                                       (42)
 Realized losses due to other-than-temporary declines in value                     (350)
                                                                                  -----
   Total                                                                          $(425)
                                                                                  =====
Net realized losses related to lent securities with insufficient collateral:
 Deemed sales of lent securities                                                  $ (30)
 Forward purchase commitments                                                       (18)
                                                                                  -----
   Total                                                                          $ (48)
                                                                                  =====

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, American International Group, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus one percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus three percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred policy acquisition costs:

                                                                  Years ended December 31,
                                                                  ------------------------
                                                                                    2009
                                                                   2010           Restated
                                                                  -------         --------
                                                                       (In millions)
Balance at beginning of year                                      $   671         $  1,151
Deferrals                                                             162               79
Accretion of interest/amortization                                    (99)               3
Effect of realized (gains) losses on securities (1)                  (122)            (268)
Effect of unlocking assumptions used in estimating future gross
   profits (2)                                                         --             (294)
                                                                  -------         --------
Balance at end of year                                            $   612         $    671
                                                                  =======         ========

(1) In 2009, includes a decrease of $36.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amount was primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                   Bonus     Distribution
                                                  Payments       Costs      Total
                                                  --------   ------------   -----
                                                            (In millions)
AT DECEMBER 31, 2010:
Balance at beginning of year                      $    134   $         21   $ 155
Deferrals                                               14             10      24
Accretion of interest/amortization                     (46)           (11)    (57)
Effect of realized (gains) losses on securities        (14)            --     (14)
                                                  --------   ------------   -----
Balance at end of year                            $     88   $         20   $ 108
                                                  ========   ============   =====

                                                   Bonus     Distribution
                                                  Payments       Costs      Total
                                                  --------   ------------   -----
                                                            (In millions)
AT DECEMBER 31, 2009 (Restated):
Balance at beginning of year                      $    217   $         28   $ 245
Deferrals                                               11              7      18
Accretion of interest/amortization                       5            (14)     (9)
Effect of realized gains on securities (1)             (49)            --     (49)
Effect of unlocking assumptions used in
   estimating future gross profits (2)                 (50)            --     (50)
                                                  --------   ------------   -----
Balance at end of year                            $    134   $         21   $ 155
                                                  ========   ============   =====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

(1) In 2009, includes a decrease of $5.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts were primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                   2010     2009
                                  ------   ------
                                   (In millions)
Policyholder contract deposits:
   Annuities                      $2,520   $2,518
   Universal life                  1,102    1,172
   Other contract deposits            23       27
                                  ------   ------
                                  $3,645   $3,717
                                  ======   ======
Future policy benefits:
   Annuities                      $  370   $  424
                                  ======   ======

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                            Highest
                                                                                           Specified
                                                                                          Anniversary
                                                                                         Account Value
                                                                        Return of Net        Minus
                                                                       Deposits Plus a    Withdrawals
                                                                           Minimum           Post
                                                                            Return        Anniversary
                                                                       ---------------   -------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2010:
In the event of death (GMDB and EEB):
      Net account value                                                $     8,982       $      11,564
      Net amount at risk (a)                                                   909               1,073
      Average attained age of contract holders                                  68                  70
      Range of guaranteed minimum return rates (GMDB)                         0%-5%                  0%

At annuitization (GMIB):
      Net account value                                                $     1,662
      Net amount at risk (b)                                                    79
      Weighted average period remaining until earliest annuitization     0.7 years
      Range of guaranteed minimum return rates                              0%-6.5%

Accumulation at specified date (GMAV):
      Account value                                                    $     1,264
      Net amount at risk (c)                                                    14
      Weighted average period remaining until guaranteed payment         4.0 years

Annual withdrawals at specified date (GMWB):
      Account value                                                    $     9,169
      Net amount at risk (d)                                                   715
      Weighted average period remaining until guaranteed payment        18.8 years

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                            Highest
                                                                                           Specified
                                                                                          Anniversary
                                                                                         Account Value
                                                                        Return of Net        Minus
                                                                       Deposits Plus a    Withdrawals
                                                                           Minimum           Post
                                                                            Return        Anniversary
                                                                       ---------------   -------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2009:
In the event of death (GMDB and EEB):
      Net account value                                                $      8,022      $      10,928
      Net amount at risk (a)                                                  1,294              1,991
      Average attained age of contract holders                                   69                 69
      Range of guaranteed minimum return rates (GMDB)                          0%-5%                 0%

At annuitization (GMIB):
      Net account value                                                $      1,723
      Net amount at risk (b)                                                     73
      Weighted average period remaining until earliest annuitization      1.3 years
      Range of guaranteed minimum return rates                               0%-6.5%

Accumulation at specified date (GMAV):
      Account value                                                    $      1,375
      Net amount at risk (c)                                                     37
      Weighted average period remaining until guaranteed payment          4.9 years

Annual withdrawals at specified date (GMWB):
      Account value                                                    $      7,287
      Net amount at risk (d)                                                  1,096
      Weighted average period remaining until guaranteed payment         18.2 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $78.9 million and $119.8 million as of December 31, 2010 and 2009, respectively and is payable no sooner than 10 years from the end of the waiting period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

The following summarizes the activity in future policy benefits:

                                                            2010      2009
                                                           ------    ------
                                                             (In millions)
Balance at the beginning of the year, before reinsurance   $  481    $  428
  Guaranteed benefits incurred                                 30       194
  Guaranteed benefits paid                                    (71)     (141)
                                                           ------    ------
Balance at the end of the year, before reinsurance            440       481
Less reinsurance                                              (70)      (57)
                                                           ------    ------
Balance at the end of the year, net of reinsurance         $  370    $  424
                                                           ======    ======


The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2010 and 2009:

      - Data used was 50 stochastically generated investment performance scenarios.

      - Mean investment performance assumption was 7.5 percent in 2010 and 2009.

      -     Volatility assumption was 16 percent.

      - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

      - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

      -     The discount rate was approximately 8 percent.

In the first quarter of 2009, the Company recorded an increase in the liability for future policy benefits of $124.6 million due to the unlocking of key assumptions.

10. REINSURANCE

Variable fees are net of reinsurance premiums of $17.5 million, $19.7 million and $23.1 million in 2010, 2009 and 2008, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $13.0 million, $13.2 million and $4.9 million in 2010, 2009 and 2008, respectively.

Universal life insurance fees are net of reinsurance premiums of $27.7 million, $28.3 million and $30.5 million in 2010, 2009 and 2008, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $21.7 million, $28.8 million and $29.9 million in 2010, 2009 and 2008, respectively.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2010, the future minimum lease payments under the operating leases are $3 million a year from 2011 through 2015 and $7.8 million thereafter. Rent expense was $2.5 million, $3.1 million and $3.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

CONTINGENT LIABILITIES

As of December 31, 2010, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on December 1, 2011, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

In September and October 2008, the Company purchased all of the $51.2 million in aggregate principal amount of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. The value of the securities purchased was subsequently written down to their then estimated market value of $38.4 million. Pursuant to its obligations under the participation agreements described above, the Parent honored such obligations through paying the Company its proportionate share of these write-downs, thereby effectively transferring its interests in the securities purchased to the Company. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. In March 2009, approximately $14.4 million of the short-term securities held by the Company were redeemed and cancelled. The remaining short-term securities have a current estimated market value of $21.3 million at December 31, 2010. As of December 31, 2010, the Company has not re-marketed any of these short-term securities. As the holder of the short-term securities, the Company recorded $1.1 million as interest payments received from these securities in 2009 and 2010.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. During 2010, SAAMCo has made payments of $1.1 million for such capital contributions and established a contingent liability of $1.2 million for expected future capital contributions. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

All 50 states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $1.2 million and $1.0 million for these guarantee fund assessments at December 31, 2010, and 2009, respectively, which is reported within Other liabilities in the accompanying consolidated balance sheets.

The Company had $1.2 million in commitments relating to mortgage loans at December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Like many other companies, including financial institutions and brokers, the Company received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

12. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                                      Years ended December 31,
                                                      ------------------------
                                                      2010      2009      2008
                                                      ----      ----      ----
                                                           (In millions)
Cash contributions                                    $ 31      $ --      $ --
Contributions related to Securities Lending
  Program (see Note 7)                                $ --      $ --      $284
Contributions of securities at fair value               --        --         1
All other non-cash contributions (1)                   (10)        4        --
                                                      ----      ----      ----
     Total capital contributions                      $ 21      $  4      $285
                                                      ====      ====      ====

(1) In 2010, the Company received a contribution from its Parent of $30.9 million of cash and $19.1 million of fixed and other assets and assumed $30.9 million of liabilities. The Company also received non-cash capital contributions of $1.8 million equal to certain compensation expense recognized.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12. SHAREHOLDER'S EQUITY (CONTINUED)

The components of accumulated other comprehensive income (loss) were as follows at December 31:

                                                                2010      2009
                                                               ------    ------
                                                                 (In millions)
Fixed maturity and equity securities, available for sale and partnerships:
   Gross unrealized gains                                      $  134    $   93
   Gross unrealized losses                                        (81)     (201)
Unrealized loss on foreign currency                                (2)       (2)
Deferred federal and state income tax (expense) benefit           (18)       39
                                                               ------    ------
   Accumulated other comprehensive income (loss) (1)           $   33    $  (71)
                                                               ======    ======

(1) The 2009 amount includes a decrease of $142.6 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 3.15 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the State of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends can be paid by the Company to its shareholder in 2011 without obtaining prior approval from the Arizona Department of Insurance.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The Company has one permitted practice at December 31, 2010. In 2010, the Company received permission from the Arizona Department of Insurance to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus at September 30, 2010, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. This statutory restatement resulted in an increase in statutory unassigned funds and a corresponding decrease in statutory gross paid in and contributed statutory surplus for an amount equal to the contributions received from American International Group of $288.0 million that offset the Company's losses incurred as a result of its participation in the Securities Lending Program (see Note 7). The permitted practice had no impact on either the Company's net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                2010   2009    2008
                                ----   ----   ------
                                    (In millions)
Statutory net income (loss)     $ 75   $122   $ (782)
Statutory capital and surplus   $834   $654   $1,275

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13. INCOME TAXES

13.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                                                Years ended December 31,
                                                              ---------------------------
                                                                        2009       2008
                                                              2010    Restated   Restated
                                                              ----    --------   --------
                                                                     (In millions)

Current                                                       $(22)   $   (292)  $    107
Deferred                                                        77         177       (618)
                                                              ----    --------   --------
Total income tax expense (benefit)                            $ 55    $   (115)  $   (511)
                                                              ====    ========   ========

The U.S. federal statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                                Years ended December 31,
                                                              ---------------------------
                                                                        2009       2008
                                                              2010    Restated   Restated
                                                              ----    --------   --------
                                                                     (In millions)
U.S. federal income tax expense (benefit) at statutory rate   $ 50    $   (100)  $   (734)
Adjustments:
   Valuation allowance                                          76          23        267
   State income taxes (net of federal benefit)                 (58)         (4)        (5)
   Separate account dividends received deduction               (18)        (41)       (40)
   Tax credits                                                  (4)         (7)       (13)
   Adjustment to prior year tax liability (a)                    7          10         12
   Goodwill                                                     --           3         --
   Other, net                                                    2           1          2
                                                              ----    --------   --------
 Total income tax expense (benefit)                           $ 55    $   (115)  $   (511)
                                                              ====    ========   ========

(a) In 2010, 2009 and 2008, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:


                                                                              2009
                                                                    2010    Restated
                                                                   ------   --------
                                                                     (In millions)
Deferred Tax Liabilities:
   Deferred policy acquisition costs and deferred sales
     inducements                                                   $(207)   $   (238)
   Net unrealized gains on fixed maturity and equity securities
     available for sale                                              (18)         --
   Partnership income                                                 (3)         --
   Other liabilities                                                  (2)         --
                                                                   -----    --------
     Deferred tax liabilities                                       (230)       (238)
                                                                   -----    --------

Deferred Tax Assets:
   Basis differential in investments                                  80          56
   Policy reserves                                                   200         341
   Capital loss carryforward -- Federal                              156         144
   State income taxes and net operating loss                          78          17
   Foreign tax credit                                                 13          13
   Net unrealized losses on fixed maturity and equity securities
     available for sale                                               --          39
   Partnership loss                                                   --           2
   Other assets                                                       22           4
                                                                   -----    --------
     Deferred tax assets                                             549         616
   Valuation allowance                                              (312)       (237)
                                                                   -----    --------
     Total deferred tax assets                                       237         379
                                                                   -----    --------
   Net deferred tax asset                                          $   7    $    141
                                                                   =====    ========

The following table presents tax losses and credits carryforwards as of December 31, 2010 on a tax return basis:

                                                         Tax
                                              Gross    Effected     Expiration Periods
                                             -------   --------   ----------------------
                                                (In millions)
Federal capital loss carryforwards           $   444   $    156    5 years 2013 -- 2014
State capital loss carryforwards                  50          3   5 & 10 years 2014-2019
State net operating loss carryforwards         1,456        115      Various 2011-2029
Foreign tax credit carryforwards                  --         13     10 years 2018-2020
                                             -------   --------
Total tax losses and credits carryforwards   $ 1,950   $    287
                                             =======   ========

The Company has recorded a full valuation allowance against the tax carryforwards described in the above table.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 DEFERRED INCOME TAXES (CONTINUED)

The Company is included in the consolidated federal income tax return of its ultimate parent, American International Group. Under the tax sharing agreement with American International Group, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $549 million and concluded a $312 million valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of American International Group, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and American International Group entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses American International Group intends to retain and American International Group recently announced debt and preferred stock transactions with the New York Fed and U.S. Department of the Treasury (the "Department of the Treasury"), respectively, together with other actions American International Group is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

13.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:


                                                         2010     2009
                                                         ----     ----
                                                         (In millions)
Gross unrecognized tax benefits at beginning of period   $ 17     $  9
   Increases in tax positions for prior years               7        8
                                                         ----     ----
Gross unrecognized tax benefits at end of period         $ 24     $ 17
                                                         ====     ====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (CONTINUED)

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2010, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2010 and 2009, the Company's unrecognized tax benefits, excluding interest and penalties, were $24 million and $17 million respectively. As of December 31, 2010 and 2009, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $24 million and $17 million respectively.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2010 and 2009, the Company had a receivable of $0.5 million and $1.9 million, respectively, related to interest (net of federal tax). For the years ended December 31, 2010, 2009 and 2008, the Company had recognized an expense of $1.4 million and $2.1 million and a benefit of $0.8 million, respectively, of interest (net of federal tax) in the consolidated statements of income (loss).

13.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004 - 2005. All years prior to 2004 are no longer subject to audit. The Company believes that any ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

14. RELATED PARTY TRANSACTIONS

14.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On September 30, 2010, American International Group entered into an agreement-in-principle with the Department of the Treasury, the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the
"Recapitalization"). American International Group completed the Recapitalization on January 14, 2011. See Note 16 for more information regarding the Recapitalization.

Additional information on American International Group is publicly available in its regulatory filings with the SEC. Information regarding American International Group as described herein is qualified by regulatory filings American International Group files from time to time with the SEC.

14.2 OTHER RELATED PARTY TRANSACTIONS

On June 1, 2009, the Company amended and restated a short-term financing arrangement with the Parent, dated February 15, 2004, whereby the Parent has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company to SunAmerica Annuity and Life Assurance Company ("SAAL"). All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500 million from the Parent. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2010 and 2009.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15 million from FSA. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with FSA, dated February 15, 2004, whereby FSA has the right to borrow up to $15 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), dated December 19, 2001, whereby SAII has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company from Anchor National Life Insurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 or 2009.

On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500 million from SAII. Any advances made under these arrangements must be repaid within 30 days. There were no balances outstanding under these arrangements at December 31, 2010 and 2009.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $32.3 million, $29.5 million and $54.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 15 percent, 22 percent and 17 percent of premiums received in 2010, 2009 and 2008, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 18 percent and 25 percent of sales in 2010, 2009 and 2008, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2.1 million, $1.8 million and $2.2 million in 2010, 2009 and 2008, respectively, and are included in the Company's consolidated statements of income (loss).

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $13.2 million, $11.1 million and $14.2 million in 2010, 2009 and 2008, respectively, and are net of certain administrative costs incurred by VALIC of $3.8 million, $3.2 million and $4.1 million, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statements of income (loss).

The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against American International Group. See Note 16 for more information regarding the Support Agreement.

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of American International Group. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

Pursuant to a Service and Expense Agreement, American International Group provides, or causes to be provided, administrative, marketing, accounting, occupancy and data processing services to the Company. The Company is billed in accordance with Regulation 30 or Regulation 33, as applicable, of the New York Insurance Department, and billed amounts do not exceed the cost to American International Group. Related to this agreement, the Company is currently the paymaster and payer of shared services for the SunAmerica group of companies. Amounts received for services rendered pursuant to this agreement total $9.4 million for 2010 and amounts paid for such services were $117.7 million and $208.5 million for 2009 and 2008, respectively. Netted in the amount for 2010 was $14.3 million paid to American International Group for services in such year and allocated to affiliates. Amounts payable to affiliates are non-interest bearing and due on demand. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $62.8 million, $43.2 million and $101.4 million in 2010, 2009 and 2008, respectively, and is deferred and amortized as part of DAC. The other components of such costs are included in general and administrative expenses in the consolidated statements of income (loss).

In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $0.3 million, $0.4 million and $0.5 million in 2010, 2009 and 2008, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The allocation of such costs for investment management services is based on the level of assets under management. The investment management fees incurred were $1.7 million, $1.3 million and $1.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

A separate Service and Expense Sharing Agreement, in compliance with the NASD Notice to Members 03-63, became effective January 1, 2010 for costs related to technology, advertising, payroll and accounts payable processing incurred by the Company for its broker-dealer affiliates. This agreement was entered into in connection with an internal corporate reorganization pursuant to which the Company replaced the Parent as the paymaster and payer of shared services for the SunAmerica group of companies effective as of January 1, 2010. This agreement was amended and restated, effective as of July 1, 2010, to add an additional affiliate to the agreement and update the manner in which costs for shared services would be allocated between the Company and its affiliates that are parties thereto. The amended and restated agreement was further amended on October 29, 2010, to modify the cost allocation applicable to one of the affiliated parties under the agreement.

15. EMPLOYEE BENEFIT PLANS

15.1 EMPLOYEE RETIREMENT PLAN

Employees of American International Group, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.1 EMPLOYEE RETIREMENT PLAN (CONTINUED)

The AIG Retirement Plan (the "AIG U.S. Plan") is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act (ERISA) of 1974. All employees of American International Group and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employee forfeits his or her right to receive any accumulated pension benefits.

Annual funding requirements are determined based on the "traditional unit credit" cost method. The objective under this method is to fund each participant's benefit under the plan as it accrues. Thus, the total pension to which each participant is expected to become entitled at retirement is broken down into units, each associated with a year of past or future credited service.

The following table sets forth the funded status of the AIG US retirement plan.

                                          December 31, 2010   December 31, 2009
                                          -----------------   ------------------
                                                     (In millions)
Fair value of plan assets                 $           3,425   $            3,362
Less projected benefit obligation                     3,878                3,687
                                          -----------------   ------------------
   Funded status                          $            (453)  $             (325)
                                          =================   ==================

The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2010 and 2009 are set forth in the table below:

                                          December 31, 2010   December 31, 2009
                                          -----------------   -----------------
Discount rate                                   5.5%                6.0%
Rate of compensation increase (average)         4.0%                4.0%
Measurement date                          December 31, 2010   December 31, 2009
Medical cost trend rate                          N/A                 N/A

In 2010 and 2009, American International Group allocated defined benefit expenses to the Company and its affiliates. The Company's allocated share of net expense for the AIG U.S. Plan was approximately $3.2 million, $2.4 million and $2.3 million for 2010, 2009 and 2008, respectively.

The American General Corporation ("AGC") retirement plan was merged into the AIG U.S. Plan effective January 1, 2002. Benefits for AGC participants were changed effective January 1, 2003 to be substantially similar to the AIG U.S. Plan's benefits subject to grandfathering requirements.

SAFGRS employees began participation and accruing benefits in the AIG U.S. Plan commencing January 1, 2003. Vesting in the AIG U.S. plan begins on the later of January 1, 1999 or date of hire for SAFGRS employees.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.1 EMPLOYEE RETIREMENT PLAN (CONTINUED)

Effective July 1, 2009, a cost of living adjustment was provided in the AIG U.S. Plan to all retirees who retired prior to January 1, 2004. The increase was 1% of the original monthly benefit for each year of retirement prior to January 1, 2004, limited to 5 years, and not greater than $300 per month.

The 2009 AIG U.S. Plan information reflects the impact of divestitures of HSB Group, Inc. ("HSB"), 21st Century Insurance Group et al ("PAG"), A. I. Credit Crop. Life segment ("AI Credit Life"), Transatlantic Reinsurance and the impact of reductions-in-force during 2009.

The 2010 AIG U.S. Plan information reflects the impact of divestitures of A. I. Credit Corp P & C segment ("AI Credit P&C"), AIG Global Asset Management Holdings Corp. et al ("Bridge"), American Life Insurance Company et al ("ALICO") and American General Finance et al ("AGF") during 2010.

American International Group also sponsors several unfunded nonqualified defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by American International Group's other retirement plans. These include the AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain employees under the AIG U.S. Plan as a result of federal tax limitations on compensation and benefits payable, and the Supplemental Executive Retirement Plan ("SERP"), which provides additional retirement benefits to designated executives. The results in this note do not include the nonqualified plans.

15.2 POSTRETIREMENT BENEFIT PLANS

American International Group's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents that were 65 years old by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $5 million. The maximum life insurance benefit prior to age 70 is $32,500, with a maximum $25,000 thereafter.

Effective January 1, 1993, both plans' provisions were amended: employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5,000 for retirement at age 55 through 59 and $10,000 for retirement at ages 60 through 64 and $15,000 from retirement at ages 65 and over.

American International Group's U.S. postretirement medical and life insurance benefits obligations as of December 31, 2010 and 2009 were $279 million and $274 million, respectively. These obligations are not funded currently. The Company's allocated share of other postretirement benefit plan expenses was not material in 2010, 2009 and 2008.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that American International Group will receive for 2010 is $3.1 million.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.2 POSTRETIREMENT BENEFIT PLANS (CONTINUED)

Amounts for four Puerto Rico postretirement medical plans have also been included in the 2010 and 2009 figures.

The 2009 postretirement medical plan information reflects the impact of divestitures of HSB, PAG, AI Credit Life and Transatlantic Reinsurance and the impact of reductions-in-force during 2009

As sponsor of the AIG U.S. Plan and other postretirement and defined contribution benefit plans, American International Group is ultimately responsible for the conduct of these plans. The Company is not directly liable for obligations under the plan; its direct obligations result from American International Group's allocation of its share of expenses from the plans. Such allocation is based on the Company's payroll.

Additionally, the Company is jointly and severally responsible with American International Group and other participating companies for funding obligations for the AIG U.S. Plan, ERISA qualified defined contribution plans and ERISA plans issued by other American International Group subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the American International Group ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

15.3 OTHER PLANS

Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans. Details of these plans are published in American International Group's regulatory filings with the SEC. American International Group currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. American International Group allocated $21.8 million, $5.9 million and $8.8 million during 2010, 2009 and 2008, respectively, of these stock options and certain other deferred compensation programs to the Company.

In December 2009, American International Group established the Long Term Incentive Plan under which management employees were offered the opportunity to receive additional compensation in the form of cash and stock appreciation rights ("SARs") if certain performance metrics are met. American International Group allocated $14.6 million in 2010 and none in 2009 and 2008 for expenses incurred under this plan.

In addition to several small defined contribution plans, American International Group sponsors a voluntary savings plan for U.S. employees, the AIG Incentive Savings Plan, which provides for salary reduction contributions by employees and matching U.S. contributions by American International Group of up to seven percent of annual salary depending on the employees' years of service and subject to certain compensation limits. Pre-tax expense associated with this plan was $2.3 million, $1.6 million and $2.4 million in 2010, 2009 and 2008, respectively.

Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of American International Group, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is American International Group common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.3 OTHER PLANS (CONTINUED)

None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts considered to be contributed by SICO. Compensation expense with respect to the SICO Plans aggregated $0.2 million in each of 2010, 2009 and 2008, and is included in general and administrative expenses in the consolidated statements of income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

15.4 POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

American International Group provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by American International Group.

16. SUBSEQUENT EVENTS

EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of American International Group common stock; and (iii) the shares of American International Group's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

16. SUBSEQUENT EVENTS (CONTINUED)

OTHER RELATED PARTY TRANSACTIONS

On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its shareholder in an amount in excess of that required to maintain the specified minimum percentage. The CMA replaced the existing Support Agreement in effect between American International Group and the Company (see Note 14.2), which agreement was terminated by American International Group in accordance with its terms on April 24, 2011.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements




The following financial statements of Variable Annuity Account Seven are included in Part B of this Registration Statement:


     -   Report of Independent Registered Public Accounting Firm


     -   Statement of Assets and Liabilities as of December 31, 2010


     -   Schedule of Portfolio Investments as of December 31, 2010


     - Statement of Operations for the eight months ended December 31, 2010, except as indicated, and for the year ended April 30, 2010


     - Statement of Changes in Net Assets for the eight months ended December 31, 2010, except as indicated, and for the years ended April 30, 2010 and April 30, 2009


     -   Notes to Financial Statements



The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in Part B of this Registration Statement:




     -   Report of Independent Registered Public Accounting Firm



     -   Consolidated Balance Sheets as of December 31, 2010 and 2009 (restated)


     -   Consolidated Statements of Income (Loss) and Comprehensive Income
         (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Consolidated Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     -   Notes to Consolidated Financial Statements


(b) Exhibits


(1)   Resolutions Establishing Separate Account.................................    3
(2)   Custody Agreements........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract........................................    2
      (b)  Form of Selling Agreement............................................    2
(4)   Variable Annuity Contract
      (a)  Annuity Contract.....................................................    7
      (b)  Return of Purchase Payment Death Benefit Endorsement.................    7
      (c)  Purchase Payment Accumulation Death Benefit Endorsement..............    7
      (d)  Maximum Anniversary Value Death Benefit Endorsement..................    7
      (e)  Rights of Accumulation Endorsement...................................    7
      (f)  Letter of Intent Endorsement.........................................    7
      (g)  Guaranteed Minimum Withdrawal Benefit Endorsement....................    7
      (h)  Optional Enhanced Death Benefit Endorsement..........................    8
      (i)  Guaranteed Minimum Withdrawal Benefit Endorsement....................    10
      (j)  Form of Optional Minimum Withdrawal Benefit Endorsement..............    11
      (k)  Optional Guaranteed Living Benefit Endorsement.......................    12
      (l)  Form of Optional Guaranteed Living Benefit Endorsement...............    13
      (m)  Form of Optional Guaranteed Living Benefit Endorsement...............    13
      (n)  Form of Maximum Anniversary Value Optional Death Benefit.............    13
      (o)  Form of Charges and Deductions Endorsement...........................    4
(5)   Application for Contract..................................................    2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation.......................    14
      (b)  Article of Amendment to the Amended and Restated Articles of
           Incorporation........................................................    14
      (c)  Amended and Restated Bylaws..........................................    14
(7)   Reinsurance Contract......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement.............    2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement.........    2
      (c)  Form of American Funds Form of Fund Participation Agreement..........    6

      (d)  Form of Lord Abbett Form of Fund Participation Agreement.............    6
      (e)  Form of Van Kampen Form of Fund Participation Agreement..............    5
      (f)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement..............................................    12
      (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement..............................................    15
      (h)  Form of Seasons Series Trust Fund Participation Agreement............    1
(9)   (a)  Opinion of Counsel and Consent of Depositor..........................    9
(10)  Consent of Independent Registered Public Accounting Firm..................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with SunAmerica Annuity and Life Assurance
           Company, the Depositor of Registrant.................................    16
      (b)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors............................................................    16
      (c)  Notice of Termination of Support Agreement...........................    16
      (d)  Capital Maintenance Agreement of American International Group, Inc...    16



--------


 1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-08859 and 811-07727, filed on March 11, 1997, Accession No. 0000912057-97-008516.



 2 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.



 3 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-
   002332.



 4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.



 5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.



 6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.


 7 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

 8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

 9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-137882 and 811-09003, filed on December 15, 2006, Accession No. 0000950148-06-000158.

10 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-137867 and 811-03859, filed on February 14, 2007, Accession No. 0000950148-07-000041.

11 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-137882 and 811-09003, filed on February 4, 2008, Accession No. 0000950137-08-001540.

12 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
   No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
   Accession No. 0000950134-08-007757.

13 Incorporated by reference to Post-Effective Amendment No. 14 and Amendment
   No. 15, File Nos. 333-137882 and 811-09003, filed on April 27, 2009,
   Accession No. 0000950148-09-000058.

14 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.

15 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.


16 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
   No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
   Accession No. 0000950123-11-040070.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019


  (3)  10816 Andora Avenue, Chatsworth, CA 91311



  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001283, filed on February 24, 2011.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 14, 2011, the number of Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 18,257 of which 7,534 were qualified contracts and 10,723 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary

--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 27th day of April, 2011.


                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY


                                        By:       /s/ MALLARY L. REZNIK

                                            ------------------------------------

                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL


                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)


                                        By:       /s/ MALLARY L. REZNIK

                                            ------------------------------------

                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief          April 27, 2011
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                   April 27, 2011
-----------------------------
MICHAEL J. AKERS


N. SCOTT GILLIS*                  Director, Senior Vice President &       April 27, 2011
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                   April 27, 2011
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                   April 27, 2011
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                   April 27, 2011
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller      April 27, 2011
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 27, 2011
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
(10)            Consent of Independent Registered Public Accounting Firm